UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2010
Date of reporting period:	March 31, 2010

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Asset Allocation Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 47.03%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 0.09%			Banks (continued)
Interpublic Group of Cos Inc (a)	1,714 $	14	Bank of New York Mellon Corp/The	3,424 $	106
JC Decaux SA (a)	72	2	Barclays PLC	2,196	12
Omnicom Group Inc	1,050	41	BB&T Corp	1,800	58
Publicis Groupe SA	166	7	BNP Paribas	1,299	100
	$ 64		Capital One Financial Corp	1,000	41
Aerospace & Defense - 1.26%			Citigroup Inc (a)	14,316	58
BAE Systems PLC	2,832	16	Comerica Inc	100	4
Boeing Co/The	1,700	123	Commerzbank AG (a)	1,930	17
Cobham PLC	992	4	Credit Agricole SA	1,169	20
European Aeronautic Defence and Space Co NV	270	5	Credit Suisse Group AG	1,237	64
Finmeccanica SpA	345	4	Danske Bank A/S (a)	1,065	26
General Dynamics Corp	800	62	Deutsche Bank AG	187	14
L-3 Communications Holdings Inc	300	27	Dexia SA (a)	39	—
Lockheed Martin Corp	600	50	DnB NOR ASA	156	2
Northrop Grumman Corp	2,500	164	EFG Eurobank Ergasias SA (a)	20	—
Raytheon Co	2,800	160	Erste Group Bank AG	28	1
Rolls-Royce Group PLC (a)	2,641	24	Fifth Third Bancorp	1,600	22
Safran SA	302	8	Goldman Sachs Group Inc/The	1,175	200
Thales SA	120	5	HSBC Holdings PLC	1,386	14
United Technologies Corp	2,500	184	Intesa Sanpaolo SpA	2,002	7
	$ 836		JP Morgan Chase & Co	12,928	579
Agriculture - 0.74%			Julius Baer Group Ltd	434	16
Altria Group Inc	4,500	93	KBC Groep NV (a)	20	1
Archer-Daniels-Midland Co	1,300	38	KeyCorp	700	5
British American Tobacco PLC	2,262	78	Lloyds Banking Group PLC (a)	52,524	50
Imperial Tobacco Group PLC	1,116	34	M&T Bank Corp	200	16
Philip Morris International Inc	4,300	224	Marshall & Ilsley Corp	400	3
Reynolds American Inc	300	16	Mediobanca SpA (a)	540	6
Swedish Match AB	262	6	National Bank of Greece SA (a)	1,442	29
	$ 489		Nordea Bank AB	3,394	34
Airlines - 0.08%			Northern Trust Corp	800	44
Air France-KLM (a)	366	6	Piraeus Bank SA (a)	25	—
Deutsche Lufthansa AG	467	8	PNC Financial Services Group Inc	1,200	72
Southwest Airlines Co	2,800	37	Regions Financial Corp	1,100	9
			Royal Bank of Scotland Group PLC (a)	1,945	1
	$ 51
Apparel - 0.24%			Societe Generale	979	62
Adidas AG	190	10	Standard Chartered PLC	4,489	122
Christian Dior SA	70	7	State Street Corp	1,100	50
Coach Inc	1,000	40	SunTrust Banks Inc	1,200	32
			UBS AG (a)	3,743	61
Hermes International	38	5
Nike Inc	900	66	UniCredit SpA	3,959	12
VF Corp	400	32	US Bancorp	5,800	150
	$ 160		Wells Fargo & Co	10,600	330
Automobile Manufacturers - 0.38%				$ 2,758
Bayerische Motoren Werke AG	257	12	Beverages - 0.91%
Daimler AG	906	43	Anheuser-Busch InBev NV	644	33
Fiat SpA	547	7	Coca-Cola Co/The	3,900	215
Ford Motor Co (a)	7,100	89	Coca-Cola Enterprises Inc	1,100	30
Motors Liquidation Co (a)	900	1	Diageo PLC	2,964	50
PACCAR Inc	1,100	48	Heineken NV	474	24
Peugeot SA (a)	118	3	PepsiCo Inc	3,000	198
Renault SA (a)	304	14	Pernod-Ricard SA	231	19
Scania AB	400	6	SABMiller PLC	1,138	33
Volkswagen AG	96	9		$ 602
Volkswagen AG - Rights (a)	96	—	Biotechnology - 0.52%
			Amgen Inc (a)	3,200	191
Volvo AB - B Shares	2,047	21	Biogen Idec Inc (a)	905	52
	$ 253		Genzyme Corp (a)	400	21
Automobile Parts & Equipment - 0.11%			Gilead Sciences Inc (a)	1,300	59
Cie Generale des Etablissements Michelin	224	16	Life Technologies Corp (a)	209	11
Johnson Controls Inc	1,900	63	Millipore Corp (a)	100	10
	$ 79
Banks - 4.16%				$ 344
Alpha Bank AE (a)	20	—	Building Materials - 0.10%
Banco Bilbao Vizcaya Argentaria SA	472	7	Cie de St-Gobain	94	5
Banco de Sabadell SA	76	—	CRH PLC	778	19
Banco Popolare SC	95	1	Geberit AG	45	8
Banco Popular Espanol SA	134	1	HeidelbergCement AG	126	7
Banco Santander SA	745	10	Holcim Ltd	279	21
Bank of America Corp	16,188	289	Lafarge SA	82	6
				$ 66
See accompanying notes			1

Schedule of Investments
Asset Allocation Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Chemicals - 1.14%			Cosmetics & Personal Care (continued)
Air Liquide SA	328 $	40	Beiersdorf AG	84 $	5
Air Products & Chemicals Inc	600	44	Colgate-Palmolive Co	850	72
Akzo Nobel NV	95	5	L'Oreal SA	338	36
BASF SE	353	22	Procter & Gamble Co	5,415	343
Bayer AG	700	47		$ 486
Dow Chemical Co/The	2,100	62	Distribution & Wholesale - 0.23%
Eastman Chemical Co	300	19	Genuine Parts Co	3,400	144
Ecolab Inc	300	13	Wolseley PLC (a)	328	8
EI du Pont de Nemours & Co	5,400	201		$ 152
Givaudan SA	10	9	Diversified Financial Services - 0.95%
K+S AG	233	14	American Express Co	3,100	128
Koninklijke DSM NV	242	11	Ameriprise Financial Inc	980	45
Linde AG	213	25	Charles Schwab Corp/The	8,400	157
Monsanto Co	1,200	85	CME Group Inc	200	63
PPG Industries Inc	300	20	Criteria Caixacorp SA	846	4
Praxair Inc	600	50	Deutsche Boerse AG	225	17
Sherwin-Williams Co/The	400	27	Discover Financial Services	1,700	25
Sigma-Aldrich Corp	300	16	Franklin Resources Inc	500	55
Solvay SA	16	2	GAM Holding Ltd	193	2
Syngenta AG	115	32	ICAP PLC	701	4
Yara International ASA	250	11	IntercontinentalExchange Inc (a)	200	22
	$ 755		Invesco Ltd	1,711	38
Commercial Services - 0.73%			Investec PLC	625	5
Abertis Infraestructuras SA	744	14	Mediobanca SpA - Warrants (a),(b)	515	—
Adecco SA	203	11	NYSE Euronext	900	27
Apollo Group Inc (a)	300	18	T Rowe Price Group Inc	800	44
Atlantia SpA	277	7		$ 636
Automatic Data Processing Inc	4,200	187	Electric - 1.46%
Brisa Auto-Estradas de Portugal SA	393	3	AES Corp/The (a)	1,700	19
Bunzl PLC	394	4	Allegheny Energy Inc	300	7
Capita Group PLC/The	1,282	15	Ameren Corp	700	18
Equifax Inc	400	14	American Electric Power Co Inc	1,000	34
Experian PLC	1,457	14	Consolidated Edison Inc	500	22
G4S PLC	3,647	15	Constellation Energy Group Inc	500	18
H&R Block Inc	800	14	Dominion Resources Inc/VA	1,200	49
Iron Mountain Inc	600	17	DTE Energy Co	500	22
Moody's Corp	800	24	Duke Energy Corp	3,000	49
Paychex Inc	1,000	31	E.ON AG	769	28
Randstad Holding NV (a)	251	12	EDF SA	307	17
Robert Half International Inc	500	15	Edison International	900	31
Securitas AB	400	4	EDP - Energias de Portugal SA	1,821	7
Serco Group PLC	633	6	Enel SpA	1,749	10
SGS SA	11	15	Entergy Corp	400	33
Total System Services Inc	145	2	Exelon Corp	1,400	61
Western Union Co/The	1,747	30	FirstEnergy Corp	900	35
	$ 472		Fortum OYJ	174	4
Computers - 2.19%			FPL Group Inc	1,000	48
Apple Inc (a)	1,400	329	GDF Suez	425	16
Atos Origin SA (a)	63	3	Iberdrola SA	1,391	12
Cap Gemini SA	264	13	Integrys Energy Group Inc	2,200	104
Computer Sciences Corp (a)	700	38	International Power PLC	1,476	7
Dell Inc (a)	4,900	73	National Grid PLC	1,815	18
EMC Corp/Massachusetts (a)	5,000	90	Northeast Utilities	500	14
Hewlett-Packard Co	5,900	314	NRG Energy Inc (a)	700	15
IBM Corp	4,200	539	Pepco Holdings Inc	300	5
Indra Sistemas SA	79	2	PG&E Corp	900	38
Lexmark International Inc (a)	500	18	Pinnacle West Capital Corp	200	8
Logitech International SA (a)	231	4	PPL Corp	900	25
NetApp Inc (a)	1,000	33	Progress Energy Inc	700	28
	$ 1,456		Public Service Enterprise Group Inc	1,200	36
Consumer Products - 0.25%			Red Electrica Corporacion SA	246	13
Avery Dennison Corp	300	11	RWE AG	180	16
Clorox Co	400	26	SCANA Corp	200	8
Fortune Brands Inc	400	19	Scottish & Southern Energy PLC	935	16
Henkel AG & Co KGaA	126	6	Southern Co	1,600	53
Kimberly-Clark Corp	900	57	Wisconsin Energy Corp	100	5
Reckitt Benckiser Group PLC	845	46	Xcel Energy Inc	1,000	21
	$ 165			$ 970
Cosmetics & Personal Care - 0.73%			Electrical Components & Equipment - 0.19%
Avon Products Inc	900	30	Emerson Electric Co	1,700	85
See accompanying notes			2

Schedule of Investments
Asset Allocation Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Electrical Components & Equipment (continued)			Forest Products & Paper (continued)
Gamesa Corp Tecnologica SA	229 $	3	Stora Enso OYJ (a)	164 $	1
Molex Inc	700	15	Svenska Cellulosa AB	200	3
Schneider Electric SA	74	9	UPM-Kymmene OYJ	164	2
Vestas Wind Systems A/S (a)	342	18	Weyerhaeuser Co	300	14
	$ 130			$ 176
Electronics - 0.23%			Gas - 0.29%
Agilent Technologies Inc (a)	1,100	38	CenterPoint Energy Inc	8,300	119
Jabil Circuit Inc	800	13	Centrica PLC	5,852	26
Koninklijke Philips Electronics NV	327	10	Gas Natural SDG SA	296	6
Thermo Fisher Scientific Inc (a)	600	31	NiSource Inc	500	8
Tyco Electronics Ltd	1,475	41	Sempra Energy	600	30
Waters Corp (a)	200	13	Snam Rete Gas SpA	1,089	6
	$ 146			$ 195
Energy - Alternate Sources - 0.01%			Hand & Machine Tools - 0.07%
Verbund - Oesterreichische Elektrizitaetswirtschafts	110	4	Sandvik AB	1,400	17
AG			Schindler Holding AG	80	7
			Stanley Black & Decker Inc	382	22
Engineering & Contruction - 0.16%				$ 46
ABB Ltd (a)	2,635	58	Healthcare - Products - 1.73%
Acciona SA	36	4	Baxter International Inc	1,700	99
ACS Actividades de Construccion y Servicios SA	209	10	Becton Dickinson and Co	800	63
Balfour Beatty PLC	729	3	Boston Scientific Corp (a)	3,691	26
Bouygues SA	84	4	CareFusion Corp (a)	650	17
Ferrovial SA	958	10	Cie Generale d'Optique Essilor International SA	219	14
Koninklijke Boskalis Westminster NV	77	3	Covidien PLC	1,375	69
Skanska AB	400	7	CR Bard Inc	300	26
Vinci SA	133	8	Intuitive Surgical Inc (a)	100	35
	$ 107		Johnson & Johnson	8,400	548
Entertainment - 0.02%			Medtronic Inc	2,417	109
International Game Technology	706	13	Nobel Biocare Holding AG	135	4
Ladbrokes PLC	1,051	3	Smith & Nephew PLC	1,226	12
	$ 16		Sonova Holding AG	65	8
Environmental Control - 0.33%			St Jude Medical Inc (a)	950	39
Republic Services Inc	1,100	32	Stryker Corp	700	40
Stericycle Inc (a)	300	16	Synthes Inc	83	10
Waste Management Inc	5,000	172	Zimmer Holdings Inc (a)	500	30
	$ 220			$ 1,149
Food - 1.53%			Healthcare - Services - 0.42%
Campbell Soup Co	4,300	152	Aetna Inc	1,300	45
Carrefour SA	486	23	CIGNA Corp	900	33
ConAgra Foods Inc	1,400	35	Fresenius Medical Care AG & Co KGaA	258	15
Danone	509	31	UnitedHealth Group Inc	2,900	95
Delhaize Group SA	96	8	WellPoint Inc (a)	1,400	90
General Mills Inc	700	50		$ 278
HJ Heinz Co	900	41	Holding Companies - Diversified - 0.14%
J Sainsbury PLC	1,066	5	Cie Nationale a Portefeuille	52	3
Kellogg Co	900	48	GEA Group AG	214	5
Koninklijke Ahold NV	1,264	17	Groupe Bruxelles Lambert SA	67	6
Kraft Foods Inc	3,200	97	Leucadia National Corp (a)	800	20
Kroger Co/The	1,700	37	LVMH Moet Hennessy Louis Vuitton SA	491	57
Nestle SA	3,897	200		$ 91
Orkla ASA	780	7	Home Builders - 0.03%
Safeway Inc	1,200	30	KB Home	400	7
Sara Lee Corp	2,400	33	Pulte Group Inc (a)	1,387	15
SUPERVALU Inc	600	10		$ 22
Sysco Corp	900	27	Home Furnishings - 0.05%
Tesco PLC	8,430	56	Electrolux AB	200	5
Unilever NV	1,692	51	Whirlpool Corp	300	26
Unilever PLC	1,414	41		$ 31
WM Morrison Supermarkets PLC	2,530	11	Housewares - 0.02%
	$ 1,010		Newell Rubbermaid Inc	900	14
Food Service - 0.03%
Compass Group PLC	1,645	13	Insurance - 1.48%
Sodexo	105	6	Aegon NV (a)	1,056	7
	$ 19		Aflac Inc	1,000	54
Forest Products & Paper - 0.27%			Allianz SE	149	19
International Paper Co	600	15	Allstate Corp/The	1,400	45
MeadWestvaco Corp	400	10	Aon Corp	900	38
Plum Creek Timber Co Inc	3,378	131	Assicurazioni Generali SpA	1,919	46

See accompanying notes			3

Schedule of Investments
Asset Allocation Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Insurance (continued)			Machinery - Diversified (continued)
Assurant Inc	1,100 $	38	Zardoya Otis SA	165 $	3
Aviva PLC	1,264	7		$ 112
AXA SA	835	19	Media - 1.10%
Berkshire Hathaway Inc (a)	892	72	British Sky Broadcasting Group PLC	1,790	16
Chubb Corp	3,200	166	CBS Corp	1,882	26
Hartford Financial Services Group Inc	900	26	Comcast Corp - Class A	7,278	137
ING Groep NV (a)	665	7	Daily Mail & General Trust PLC	311	2
Lincoln National Corp	800	25	Gannett Co Inc	960	16
Loews Corp	1,000	37	Gestevision Telecinco SA	150	2
Marsh & McLennan Cos Inc	1,300	32	ITV PLC (a)	4,482	4
MetLife Inc	1,600	69	Lagardere SCA	145	6
Muenchener Rueckversicherungs AG	28	5	McGraw-Hill Cos Inc/The	982	35
Progressive Corp/The	1,800	34	Mediaset SpA	886	8
Prudential Financial Inc	1,000	61	Modern Times Group AB	50	3
Prudential PLC	1,503	12	New York Times Co/The (a)	802	9
Sampo OYJ	300	8	PagesJaunes Groupe SA	119	1
Swiss Reinsurance Co Ltd	182	9	Pearson PLC	361	6
Travelers Cos Inc/The	1,400	76	Reed Elsevier NV	707	9
Unum Group	1,600	40	Reed Elsevier PLC	1,646	13
XL Capital Ltd	200	4	Sanoma OYJ	102	2
Zurich Financial Services	88	22	Societe Television Francaise 1	165	3
	$ 978		Thomson Reuters Corp	219	8
Internet - 0.88%			Time Warner Cable Inc	847	45
Amazon.com Inc (a)	600	81	Time Warner Inc	3,474	109
AOL Inc (a)	361	9	United Business Media Ltd	322	3
eBay Inc (a)	2,656	72	Viacom Inc (a)	1,882	65
Google Inc (a)	500	283	Vivendi SA	519	14
Symantec Corp (a)	3,148	53	Walt Disney Co/The	4,938	172
VeriSign Inc (a)	1,000	26	Wolters Kluwer NV	342	7
Yahoo! Inc (a)	3,500	58	WPP PLC	524	5
	$ 582		Zon Multimedia Servicos de Telecomunicacoes e	680	4
Investment Companies - 0.05%			Multimedia SGPS SA
Investor AB	1,032	20		$ 730
Man Group PLC	1,532	6	Metal Fabrication & Hardware - 0.16%
Marfin Investment Group SA (a)	600	1	Assa Abloy AB	279	6
Pargesa Holding SA	43	4	Johnson Matthey PLC	357	9
	$ 31		Precision Castparts Corp	400	51
Iron & Steel - 0.12%			SKF AB	800	14
Allegheny Technologies Inc	300	16	Tenaris SA	723	16
ArcelorMittal	333	15	Vallourec SA	41	8
Nucor Corp	600	27		$ 104
Salzgitter AG	14	1	Mining - 0.73%
ThyssenKrupp AG	137	5	Alcoa Inc	1,800	26
United States Steel Corp	300	19	Anglo American PLC (a)	1,492	65
Voestalpine AG	47	2	Antofagasta PLC	164	3
	$ 85		BHP Billiton PLC	2,510	86
Leisure Products & Services - 0.10%			Eurasian Natural Resources Corp PLC	108	2
Carnival Corp	983	38	Freeport-McMoRan Copper & Gold Inc	900	75
Harley-Davidson Inc	900	25	Lonmin PLC (a)	42	1
	$ 63		Newmont Mining Corp	900	46
Lodging - 0.14%			Norsk Hydro ASA	1,050	8
Accor SA	456	25	Randgold Resources Ltd	142	11
Intercontinental Hotels Group PLC	357	5	Rio Tinto PLC	1,586	94
Marriott International Inc/DE	670	21	Umicore	35	1
Starwood Hotels & Resorts Worldwide Inc	378	18	Vedanta Resources PLC	55	2
Wyndham Worldwide Corp	920	24	Vulcan Materials Co	300	14
	$ 93		Xstrata PLC	2,349	45
Machinery - Construction & Mining - 0.19%				$ 479
Atlas Copco AB - A Shares	1,200	19	Miscellaneous Manufacturing - 1.30%
Atlas Copco AB - B Shares	1,000	14	3M Co	1,500	125
Caterpillar Inc	1,500	94	Alfa Laval AB	500	7
	$ 127		Danaher Corp	500	40
			Eastman Kodak Co (a)	1,000	6
Machinery - Diversified - 0.17%
Alstom SA	342	21	Eaton Corp	600	45
Deere & Co	900	53	General Electric Co	19,500	355
FLSmidth & Co A/S	100	7	Honeywell International Inc	1,700	77
Kone OYJ	341	14	Illinois Tool Works Inc	1,100	52
MAN SE	94	8	Invensys PLC	932	5
Metso OYJ	194	6	ITT Corp	500	27
			Leggett & Platt Inc	700	15
See accompanying notes			4

Schedule of Investments
Asset Allocation Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals (continued)
Parker Hannifin Corp	600 $	39	Merck KGAA	54 $	5
Siemens AG	274	28	Novartis AG	2,403	130
Smiths Group PLC	865	15	Novo Nordisk A/S	555	43
Sulzer AG	33	3	Pfizer Inc	18,231	313
Textron Inc	800	17	Roche Holding AG	779	126
Wartsila OYJ	102	5	Sanofi-Aventis SA	416	31
	$ 861		Shire PLC	500	11
Office & Business Equipment - 0.10%				$ 1,989
Neopost SA	48	4	Pipelines - 0.11%
Pitney Bowes Inc	700	17	Spectra Energy Corp	1,600	36
Xerox Corp	4,367	43	Williams Cos Inc	1,600	37
	$ 64			$ 73
Oil & Gas - 3.93%			Publicly Traded Investment Fund - 1.05%
Anadarko Petroleum Corp	1,100	80	SPDR Barclays Capital High Yield Bond ETF	17,300	689
Apache Corp	800	81	SPDR S&P MidCap 400 ETF Trust	37	5
BG Group PLC	3,429	60		$ 694
BP PLC	6,758	64	REITS - 0.62%
Cairn Energy PLC (a)	2,785	18	AvalonBay Communities Inc	338	29
Chesapeake Energy Corp	1,600	38	Boston Properties Inc	335	25
Chevron Corp	6,030	457	Developers Diversified Realty Corp	25	—
ConocoPhillips	5,498	281	Equity Residential	1,090	43
Devon Energy Corp	900	58	HCP Inc	838	28
ENI SpA	902	21	Health Care REIT Inc	2,400	108
EOG Resources Inc	600	56	Host Hotels & Resorts Inc	1,551	23
EQT Corp	200	8	Kimco Realty Corp	735	12
Exxon Mobil Corp	8,100	543	Land Securities Group PLC	901	9
Hess Corp	700	44	ProLogis	724	10
Marathon Oil Corp	5,300	168	Public Storage	345	32
Murphy Oil Corp	500	28	Simon Property Group Inc	761	64
Noble Corp	800	33	Vornado Realty Trust	398	30
Noble Energy Inc	400	29		$ 413
Occidental Petroleum Corp	1,800	152	Retail - 2.71%
OMV AG	141	5	Abercrombie & Fitch Co	300	14
Questar Corp	200	9	AutoZone Inc (a)	205	35
Repsol YPF SA	315	8	Bed Bath & Beyond Inc (a)	798	35
Royal Dutch Shell PLC - A Shares	1,253	36	Best Buy Co Inc	753	32
Royal Dutch Shell PLC - B Shares	949	26	Cie Financiere Richemont SA	893	35
Seadrill Ltd	300	7	Costco Wholesale Corp	800	48
Southwestern Energy Co (a)	900	37	CVS Caremark Corp	2,800	102
Statoil ASA	431	10	Darden Restaurants Inc	800	36
Total SA	779	45	GameStop Corp (a)	500	11
Transocean Ltd (a)	1,400	121	Gap Inc/The	1,444	33
Tullow Oil PLC	1,100	21	Hennes & Mauritz AB	943	61
XTO Energy Inc	1,325	62	Home Depot Inc	3,193	103
	$ 2,606		Inditex SA	167	11
Oil & Gas Services - 0.79%			JC Penney Co Inc	741	24
Amec PLC	402	5	Kingfisher PLC	1,996	7
Halliburton Co	2,100	63	Kohl's Corp (a)	597	33
National Oilwell Varco Inc	2,600	105	Lowe's Cos Inc	2,798	68
Saipem SpA	395	15	Ltd Brands Inc	1,228	30
Schlumberger Ltd	4,700	298	Macy's Inc	1,316	28
Technip SA	55	5	Marks & Spencer Group PLC	2,131	12
Weatherford International Ltd (a)	1,800	29	McDonald's Corp	4,169	278
	$ 520		Next PLC	193	6
Packaging & Containers - 0.00%			Nordstrom Inc	500	21
Rexam PLC	230	1	Sears Holdings Corp (a)	300	33
			Staples Inc	1,745	41
Pharmaceuticals - 3.00%			Starbucks Corp	1,474	36
Abbott Laboratories	5,900	311	Swatch Group AG/The	42	13
Allergan Inc/United States	600	39	Target Corp	1,549	81
AstraZeneca PLC	612	27	Tiffany & Co	446	21
Bristol-Myers Squibb Co	9,500	254	TJX Cos Inc	996	42
Cardinal Health Inc	1,100	40	Walgreen Co	1,900	71
Eli Lilly & Co	2,400	87	Wal-Mart Stores Inc	4,500	250
Express Scripts Inc (a)	600	61	Yum! Brands Inc	3,796	145
Forest Laboratories Inc (a)	1,000	31		$ 1,796
GlaxoSmithKline PLC	5,629	108	Savings & Loans - 0.03%
McKesson Corp	700	46	Hudson City Bancorp Inc	1,600	23
Medco Health Solutions Inc (a)	1,100	71
Merck & Co Inc	6,833	255
See accompanying notes			5

Schedule of Investments
Asset Allocation Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Semiconductors - 1.13%			Textiles - 0.02%
Advanced Micro Devices Inc (a)	1,300 $	12	Cintas Corp	400 $	11
Altera Corp	1,100	27
Analog Devices Inc	900	26	Toys, Games & Hobbies - 0.05%
Applied Materials Inc	2,800	38	Mattel Inc	1,400	32
ASML Holding NV	570	20
Broadcom Corp	1,100	37	Transportation - 0.70%
Infineon Technologies AG (a)	1,073	7	AP Moller - Maersk A/S - A shares	1	7
Intel Corp	14,700	327	AP Moller - Maersk A/S - B shares	3	23
KLA-Tencor Corp	700	22	CSX Corp	1,100	56
Linear Technology Corp	900	25	Deutsche Post AG	380	7
Micron Technology Inc (a)	2,400	25	DSV A/S	225	4
National Semiconductor Corp	1,300	19	FedEx Corp	600	56
Novellus Systems Inc (a)	700	18	Firstgroup PLC	603	3
NVIDIA Corp (a)	1,850	32	Kuehne + Nagel International AG	131	13
Q-Cells SE (a)	65	1	Norfolk Southern Corp	700	39
QLogic Corp (a)	400	8	Stagecoach Group PLC	595	2
Renewable Energy Corp ASA (a)	200	1	TNT NV	576	16
Solarworld AG	84	1	Union Pacific Corp	1,200	88
STMicroelectronics NV	1,378	14	United Parcel Service Inc	2,300	148
Teradyne Inc (a)	300	3		$ 462
Texas Instruments Inc	2,500	61	Venture Capital - 0.00%
Xilinx Inc	1,100	28	3i Group PLC	487	2
	$ 752
Software - 1.97%			Water - 0.05%
Adobe Systems Inc (a)	1,600	57	Severn Trent PLC	349	6
Autodesk Inc (a)	900	26	Suez Environnement Co	606	14
Autonomy Corp PLC (a)	382	11	United Utilities Group PLC	911	8
CA Inc	1,800	42	Veolia Environnement	160	6
Citrix Systems Inc (a)	800	38		$ 34
Dassault Systemes SA	60	4	TOTAL COMMON STOCKS	$ 31,171
Dun & Bradstreet Corp	200	15			Value
Electronic Arts Inc (a)	1,200	22	PREFERRED STOCKS - 0.02%	Shares Held	(000's)
Fiserv Inc (a)	700	35	Consumer Products - 0.01%
Intuit Inc (a)	1,500	52	Henkel AG & Co KGaA	153	8
Microsoft Corp	24,700	723
Oracle Corp	8,871	228	Healthcare - Products - 0.01%
Sage Group PLC	1,121	4	Fresenius SE	109	8
SAP AG	1,159	56
	$ 1,313		TOTAL PREFERRED STOCKS	$ 16
Telecommunications - 2.56%				Principal
Alcatel-Lucent/France (a)	1,532	5		Amount	Value
American Tower Corp (a)	1,000	43	BONDS - 13.04%	(000's)	(000's)
AT&T Inc	12,036	311	Aerospace & Defense - 0.06%
BT Group PLC	3,105	6	Systems 2001 AT LLC
CenturyTel Inc	1,104	39	6.66%, 9/15/2013(c)	$ 35 $	37
Cisco Systems Inc (a)	12,700	331
Corning Inc	2,800	56	Agriculture - 0.16%
Deutsche Telekom AG	1,397	19	Altria Group Inc
JDS Uniphase Corp (a)	712	9
			9.25%, 8/6/2019	30	36
Koninklijke KPN NV	2,379	38	BAT International Finance PLC
Millicom International Cellular SA	100	9	9.50%, 11/15/2018(c)	40	52
Motorola Inc (a)	4,700	33
			Bunge Ltd Finance Corp
Nokia OYJ	1,770	28	8.50%, 6/15/2019	20	23
Nortel Networks Corp (a)	38	—
				$ 111
Portugal Telecom SGPS SA	1,485	17	Automobile Asset Backed Securities - 0.01%
Qualcomm Inc	3,100	130	Chrysler Financial Auto Securitization Trust
Qwest Communications International Inc	4,200	22	1.01%, 7/15/2010	4	5
SES SA	278	7
Sprint Nextel Corp (a)	7,738	29
			Automobile Manufacturers - 0.04%
Swisscom AG	53	19	Daimler Finance North America LLC
Telecom Italia SpA	5,861	8	7.30%, 1/15/2012	20	22
Telecom Italia SpA - RNC	3,690	4	8.50%, 1/18/2031	5	6
Telefonaktiebolaget LM Ericsson	2,681	28		$ 28
Telefonica SA ADR	1	—	Banks - 2.31%
Telefonica SA	6,064	144	Abbey National Treasury Services PLC/London
Telenor ASA	916	12	3.88%, 11/10/2014(c)	100	99
Tellabs Inc	1,600	12	Bank of America Corp
Verizon Communications Inc	10,400	323	5.65%, 5/1/2018	100	101
Vodafone Group PLC	4,663	11	7.63%, 6/1/2019	10	11
	$ 1,693
See accompanying notes			6

Schedule of Investments
Asset Allocation Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Banks (continued)			Diversified Financial Services (continued)
Barclays Bank PLC			Ameriprise Financial Inc
6.75%, 5/22/2019	$ 45	$ 50	5.30%, 3/15/2020	$ 20	$ 20
BB&T Corp			Credit Suisse USA Inc
6.85%, 4/30/2019	30	34	5.13%, 8/15/2015	15	16
Capital One Financial Corp			General Electric Capital Corp
6.75%, 9/15/2017	50	55	5.50%, 1/8/2020	25	26
Citigroup Inc			5.63%, 5/1/2018	100	104
6.13%, 11/21/2017	35	36	6.00%, 8/7/2019	65	69
6.13%, 5/15/2018	35	36	Harley-Davidson Funding Corp
8.50%, 5/22/2019	95	111	6.80%, 6/15/2018(c)	35	35
Commonwealth Bank of Australia			Macquarie Group Ltd
5.00%, 10/15/2019(c)	40	40	6.00%, 1/14/2020(c)	70	70
Credit Suisse AG			Merrill Lynch & Co Inc
5.40%, 1/14/2020	15	15	6.88%, 4/25/2018	95	102
Credit Suisse/New York NY			NASDAQ OMX Group Inc/The
6.00%, 2/15/2018	10	11	5.55%, 1/15/2020	45	45
Goldman Sachs Group Inc/The			New Communications Holdings Inc
6.15%, 4/1/2018	105	111	8.50%, 4/15/2020(c),(d)	10	10
JP Morgan Chase & Co			Nissan Motor Acceptance Corp
6.00%, 1/15/2018	105	114	4.50%, 1/30/2015(c)	20	20
KeyCorp			TD Ameritrade Holding Corp
6.50%, 5/14/2013	55	59	5.60%, 12/1/2019	60	61
Lloyds TSB Bank PLC			Xlliac Global Funding
5.80%, 1/13/2020(c)	100	98	4.80%, 8/10/2010(c)	55	56
National Australia Bank Ltd					$ 701
3.75%, 3/2/2015(c)	100	100	Electric - 0.48%
PNC Funding Corp			AES Corp/The
5.13%, 2/8/2020	50	50	8.75%, 5/15/2013(c)	45	46
6.70%, 6/10/2019	30	34	CMS Energy Corp
Rabobank Nederland NV			6.25%, 2/1/2020	70	69
4.75%, 1/15/2020(c)	100	99	Consumers Energy Co
Regions Financial Corp			4.00%, 5/15/2010	15	15
7.75%, 11/10/2014	35	37	FirstEnergy Solutions Corp
Royal Bank of Scotland PLC/The			6.05%, 8/15/2021	65	65
4.88%, 3/16/2015	100	100	Nisource Finance Corp
Wells Fargo & Co			6.13%, 3/1/2022	50	52
5.63%, 12/11/2017	90	95	6.80%, 1/15/2019	20	22
Westpac Banking Corp			PPL Energy Supply LLC
4.20%, 2/27/2015	35	36	6.30%, 7/15/2013	20	22
		$ 1,532	6.50%, 5/1/2018	25	27
Beverages - 0.16%					$ 318
Anheuser-Busch InBev Worldwide Inc			Electronics - 0.05%
7.20%, 1/15/2014(c)	40	46	Agilent Technologies Inc
Constellation Brands Inc			5.50%, 9/14/2015	30	32
7.25%, 9/1/2016	15	15
FBG Finance Ltd			Environmental Control - 0.07%
5.13%, 6/15/2015(c)	45	47	Waste Management Inc
		$ 108	6.13%, 11/30/2039	45	45
Biotechnology - 0.10%
Biogen Idec Inc			Finance - Mortgage Loan/Banker - 1.86%
6.88%, 3/1/2018	35	38	Fannie Mae
Life Technologies Corp			1.75%, 2/22/2013	100	100
6.00%, 3/1/2020	30	31	2.50%, 5/15/2014	200	201
		$ 69	2.88%, 12/11/2013	100	103
Building Materials - 0.12%			4.38%, 10/15/2015	180	192
CRH America Inc			6.63%, 11/15/2030	75	90
6.00%, 9/30/2016	55	59	Freddie Mac
Holcim US Finance Sarl & Cie SCS			2.88%, 2/9/2015	350	352
6.00%, 12/30/2019(c)	20	21	3.75%, 3/27/2019	200	195
		$ 80			$ 1,233
Chemicals - 0.13%			Food - 0.33%
Mosaic Co/The			ConAgra Foods Inc
7.63%, 12/1/2016(c)	50	55	7.00%, 10/1/2028	25	27
Potash Corp of Saskatchewan Inc			8.25%, 9/15/2030	20	25
5.88%, 12/1/2036	30	29	Delhaize America Inc
		$ 84	9.00%, 4/15/2031	36	46
Diversified Financial Services - 1.06%			Delhaize Group SA
American Express Co			5.88%, 2/1/2014	5	5
8.13%, 5/20/2019	55	67
See accompanying notes			7

Schedule of Investments
Asset Allocation Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Food (continued)			Media (continued)
Kraft Foods Inc			Vivendi SA
5.38%, 2/10/2020	$ 25	$ 25	6.63%, 4/4/2018(c)	$ 25	$ 27
6.88%, 1/26/2039	55	60			$ 452
7.00%, 8/11/2037	25	27	Mining - 0.19%
		$ 215	Freeport-McMoRan Copper & Gold Inc
Forest Products & Paper - 0.10%			8.38%, 4/1/2017	15	17
Georgia-Pacific LLC			Newmont Mining Corp
8.25%, 5/1/2016(c)	15	17	5.13%, 10/1/2019	10	10
International Paper Co			Rio Tinto Finance USA Ltd
7.30%, 11/15/2039	15	16	9.00%, 5/1/2019	45	58
7.50%, 8/15/2021	30	34	Vale Overseas Ltd
		$ 67	5.63%, 9/15/2019	30	31
Healthcare - Products - 0.10%			6.88%, 11/10/2039	5	5
Boston Scientific Corp					$ 121
6.00%, 1/15/2020	70	66	Miscellaneous Manufacturing - 0.08%
			Cooper US Inc
Healthcare - Services - 0.12%			5.25%, 11/15/2012	30	33
HCA Inc/DE			General Electric Co
8.50%, 4/15/2019(c)	30	32	5.25%, 12/6/2017	20	21
UnitedHealth Group Inc					$ 54
6.00%, 2/15/2018	35	38	Mortgage Backed Securities - 0.74%
WellPoint Inc			Citigroup Commercial Mortgage Trust
7.00%, 2/15/2019	10	11	5.70%, 12/10/2049(e)	114	114
		$ 81	6.10%, 12/10/2049(e)	50	50
Insurance - 0.37%			Commercial Mortgage Pass Through Certificates
Aegon NV			5.82%, 12/10/2049(e)	150	150
4.63%, 12/1/2015	50	51	Greenwich Capital Commercial Funding Corp
MetLife Inc			5.44%, 3/10/2039(e)	50	49
7.72%, 2/15/2019	30	35	LB-UBS Commercial Mortgage Trust
Pacific LifeCorp			5.37%, 9/15/2039	125	127
6.00%, 2/10/2020(c)	50	49			$ 490
Prudential Financial Inc			Office & Business Equipment - 0.04%
4.75%, 9/17/2015	45	46	Xerox Corp
6.63%, 12/1/2037	15	16	5.63%, 12/15/2019	10	11
7.38%, 6/15/2019	10	11	6.35%, 5/15/2018	15	16
Reinsurance Group of America Inc					$ 27
6.45%, 11/15/2019	35	37	Oil & Gas - 0.23%
		$ 245	Chesapeake Energy Corp
Iron & Steel - 0.14%			6.88%, 1/15/2016	50	50
ArcelorMittal			Petrobras International Finance Co
9.85%, 6/1/2019	75	95	5.75%, 1/20/2020	45	46
			Pioneer Natural Resources Co
Machinery - Diversified - 0.04%			6.65%, 3/15/2017	15	15
Case New Holland Inc			Questar Market Resources Inc
7.75%, 9/1/2013(c)	25	26	6.80%, 4/1/2018	35	38
					$ 149
Media - 0.68%			Oil & Gas Services - 0.09%
CBS Corp			Weatherford International Ltd
8.88%, 5/15/2019	35	42	9.63%, 3/1/2019	50	63
Comcast Corp
5.15%, 3/1/2020	30	30	Other Asset Backed Securities - 0.44%
5.70%, 5/15/2018	45	48	PSE&G Transition Funding LLC
COX Communications Inc			6.75%, 6/15/2016	250	290
8.38%, 3/1/2039(c)	20	25
CSC Holdings LLC			Pharmaceuticals - 0.10%
7.63%, 7/15/2018	30	31	Medco Health Solutions Inc
DirecTV Holdings LLC / DirecTV Financing Co Inc			7.13%, 3/15/2018	60	68
5.88%, 10/1/2019(c)	10	10
7.63%, 5/15/2016	20	22	Pipelines - 0.37%
News America Inc			CenterPoint Energy Resources Corp
7.85%, 3/1/2039	50	59	6.25%, 2/1/2037	15	14
Time Warner Cable Inc			7.88%, 4/1/2013	5	6
6.75%, 7/1/2018	10	11	Colorado Interstate Gas Co
6.75%, 6/15/2039	10	11	6.80%, 11/15/2015	15	17
8.75%, 2/14/2019	40	50	El Paso Corp
Time Warner Inc			8.25%, 2/15/2016	30	32
5.88%, 11/15/2016	35	38	Enterprise Products Operating LLC
Viacom Inc			5.25%, 1/31/2020	15	15
6.88%, 4/30/2036	45	48
See accompanying notes			8

Schedule of Investments
Asset Allocation Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Pipelines (continued)			Telecommunications - 0.73%
Enterprise Products Operating LLC (continued)			AT&T Corp
6.50%, 1/31/2019	$ 35	$ 39	8.00%, 11/15/2031(e)	$ 65	$ 79
Kinder Morgan Energy Partners LP			AT&T Inc
5.95%, 2/15/2018	25	27	6.30%, 1/15/2038	10	10
Kinder Morgan Finance Co ULC			CenturyTel Inc
5.70%, 1/5/2016	45	44	6.15%, 9/15/2019	15	15
Plains All American Pipeline LP / PAA Finance Corp			Corning Inc
6.70%, 5/15/2036	35	36	6.63%, 5/15/2019	15	17
8.75%, 5/1/2019	15	18	Deutsche Telekom International Finance BV
		$ 248	8.75%, 6/15/2030(e)	20	26
Real Estate - 0.10%			Qwest Corp
Brookfield Asset Management Inc			6.50%, 6/1/2017	15	15
5.80%, 4/25/2017	30	29	6.88%, 9/15/2033	25	24
WEA Finance LLC / WT Finance Aust Pty Ltd			SBA Telecommunications Inc
6.75%, 9/2/2019(c)	40	43	8.25%, 8/15/2019(c)	25	27
		$ 72	Telecom Italia Capital SA
REITS - 0.39%			7.00%, 6/4/2018	60	65
AvalonBay Communities Inc			7.18%, 6/18/2019	15	16
6.10%, 3/15/2020	40	43	Telefonica Europe BV
Boston Properties LP			8.25%, 9/15/2030	90	110
5.88%, 10/15/2019	35	36	Verizon Communications Inc
Duke Realty LP			8.95%, 3/1/2039	40	54
6.75%, 3/15/2020	35	35	Vodafone Group PLC
Health Care REIT Inc			5.63%, 2/27/2017	20	21
6.13%, 4/15/2020(d)	35	35			$ 479
Simon Property Group LP			Transportation - 0.07%
5.65%, 2/1/2020	25	24	CSX Corp
6.75%, 5/15/2014	50	55	6.15%, 5/1/2037	15	15
Vornado Realty LP			FedEx Corp
4.25%, 4/1/2015	35	35	7.25%, 2/15/2011	30	31
		$ 263			$ 46
Retail - 0.33%			TOTAL BONDS		$ 8,645
CVS Pass-Through Trust				Principal
6.04%, 12/10/2028	41	41		Amount	Value
8.35%, 7/10/2031(c)	10	12	MUNICIPAL BONDS - 0.24%	(000's)	(000's)
Home Depot Inc			California - 0.06%
5.88%, 12/16/2036	55	53	State of California
JC Penney Corp Inc			6.65%, 3/1/2022	$ 40	$ 41
6.38%, 10/15/2036	50	47
QVC Inc			Georgia - 0.10%
7.13%, 4/15/2017(c)	10	10	Municipal Electric Authority of Georgia
Yum! Brands Inc			6.64%, 4/1/2057	25	25
5.30%, 9/15/2019	30	31	6.66%, 4/1/2057	40	40
6.25%, 3/15/2018	10	11			$ 65
6.88%, 11/15/2037	10	11	Illinois - 0.04%
		$ 216	Chicago Transit Authority
Savings & Loans - 0.52%			6.20%, 12/1/2040(d)	30	30
Nationwide Building Society
6.25%, 2/25/2020(c)	100	102	New York - 0.04%
US Central Federal Credit Union			City of New York NY
1.90%, 10/19/2012	240	242	5.97%, 3/1/2036	25	25
		$ 344
Semiconductors - 0.04%			TOTAL MUNICIPAL BONDS		$ 161
KLA-Tencor Corp				Principal
6.90%, 5/1/2018	25	27	U.S. GOVERNMENT & GOVERNMENT	Amount	Value
			AGENCY OBLIGATIONS - 21.47%	(000's)	(000's)
Software - 0.07%			Federal Home Loan Mortgage Corporation
Adobe Systems Inc			(FHLMC) - 2.05%
4.75%, 2/1/2020	35	34	4.50%, 4/1/2040(f),(g)	$ 75	$ 75
CA Inc			5.00%, 1/1/2037(f)	93	97
5.38%, 12/1/2019	10	10	5.00%, 4/1/2040(f),(g)	100	103
		$ 44	5.50%, 5/1/2037(e),(f)	115	121
Student Loan Asset Backed Securities - 0.02%			6.00%, 8/1/2037(f)	177	190
SLM Student Loan Trust			6.00%, 4/1/2040(f),(g)	250	268
0.24%, 10/25/2014(e)	14	14	6.00%, 5/1/2040(f),(g)	150	161
			6.04%, 2/1/2037(e),(f)	42	44
			6.50%, 4/1/2040(f),(g)	200	217
			7.50%, 5/1/2035(f)	22	25

See accompanying notes			9

Schedule of Investments
Asset Allocation Account
March 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount	Value		Amount	Value
AGENCY OBLIGATIONS (continued)	(000's)	(000's)	REPURCHASE AGREEMENTS (continued)	(000's)	(000's)
Federal Home Loan Mortgage Corporation			Banks (continued)
(FHLMC) (continued)			Investment in Joint Trading Account; Deutsche Bank $	1,070 $	1,070
8.00%, 8/1/2032(f)	$ 22	$ 25	Repurchase Agreement; 0.02% dated 03/31/10
8.50%, 8/1/2031(f)	23	27	maturing 04/01/10 (collateralized by Sovereign
12.00%, 7/1/2013(f)	5	6	Agency Issues; $1,091,486; 1.13% - 3.75%;
		$ 1,359	dated 09/09/11 - 03/09/12)
Federal National Mortgage Association (FNMA) -			Investment in Joint Trading Account; Morgan Stanley	3,053	3,053
6.97%			Repurchase Agreement; 0.01% dated 03/31/10
4.50%, 9/1/2022(f)	164	171	maturing 04/01/10 (collateralized by Sovereign
5.00%, 2/1/2036(f)	539	557	Agency Issues; $3,114,374; 0.00% - 5.85%;
5.00%, 4/1/2039(f)	93	97	dated 03/03/10 - 02/19/25)
5.00%, 6/1/2040(f),(g)	500	512		$ 12,684
5.50%, 1/1/2036(f)	598	632	TOTAL REPURCHASE AGREEMENTS	$ 12,684
5.50%, 2/1/2038(f)	1,092	1,154	Total Investments	$ 66,904
5.50%, 8/1/2038(f)	261	276	Liabilities in Excess of Other Assets, Net -
5.74%, 12/1/2036(e),(f)	87	91	(0.94)%	$ (626)
5.78%, 3/1/2038(e),(f)	44	46	TOTAL NET ASSETS - 100.00%	$ 66,278
6.00%, 10/1/2038(f)	349	371
6.00%, 5/1/2040(f),(g)	375	400
6.50%, 12/1/2032(f)	180	199	(a) Non-Income Producing Security
7.00%, 4/1/2023(f)	1	2	(b) Security is Illiquid
7.50%, 8/1/2037(f)	46	52	(c)	Security exempt from registration under Rule 144A of the Securities Act of
8.00%, 2/1/2012(f)	3	3	1933. These securities may be resold in transactions exempt from
8.00%, 4/1/2033(f)	23	27	registration, normally to qualified institutional buyers. Unless otherwise
8.50%, 9/1/2039(f)	23	27	indicated, these securities are not considered illiquid. At the end of the
		$ 4,617	period, the value of these securities totaled $1,311 or 1.98% of net assets.
Government National Mortgage Association			(d) Security purchased on a when-issued basis.
(GNMA) - 0.70%			(e)	Variable Rate. Rate shown is in effect at March 31, 2010
4.50%, 4/1/2040(g)	200	202	(f)	This entity was put into conservatorship by the US Government in 2008.
5.00%, 4/1/2040(g)	250	260	See Notes to Financial Statements for additional information.
		$ 462	(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
U.S. Treasury - 8.89%			Notes to Financial Statements.
0.88%, 2/29/2012	1,000	998	(h) Rate shown is the discount rate.
1.00%, 7/31/2011	190	191
1.75%, 11/15/2011	500	508
1.75%, 3/31/2014	500	493	Unrealized Appreciation (Depreciation)
2.38%, 10/31/2014	1,150	1,149	The net federal income tax unrealized appreciation (depreciation) and federal tax
2.50%, 3/31/2015	195	194	cost of investments held by the fund as of the period end were as follows:
2.63%, 7/31/2014	100	101
2.75%, 2/15/2019	120	111	Unrealized Appreciation	$ 4,966
3.50%, 2/15/2039	50	41	Unrealized Depreciation		(2,931)
3.63%, 8/15/2019	950	938	Net Unrealized Appreciation (Depreciation)	$ 2,035
3.75%, 11/15/2018	700	705	Cost for federal income tax purposes	$ 64,869
4.25%, 5/15/2039	375	347	All dollar amounts are shown in thousands (000's)
4.38%, 11/15/2039	120	114
		$ 5,890	Portfolio Summary (unaudited)
U.S. Treasury Bill - 2.86%			Sector		Percent
0.11%, 7/1/2010(h)	1,600	1,599	Financial		31 .19%
0.15%, 5/6/2010(h)	50	50	Government		13 .61%
0.20%, 8/19/2010(h)	250	250	Consumer, Non-cyclical		11 .65%
		$ 1,899	Mortgage Securities		10 .46%
TOTAL U.S. GOVERNMENT & GOVERNMENT			Communications		6 .04%
AGENCY OBLIGATIONS		$ 14,227	Technology		5 .53%
	Principal		Energy		5 .53%
	Amount	Value	Industrial		5 .36%
REPURCHASE AGREEMENTS - 19.14%	(000's)	(000's)	Consumer, Cyclical		4 .59%
Banks - 19.14%			Basic Materials		2 .80%
Investment in Joint Trading Account; Bank of	$ 2,854	$ 2,854	Utilities		2 .28%
America Repurchase Agreement; 0.01% dated			Exchange Traded Funds		1 .05%
03/31/10 maturing 04/01/10 (collateralized by			Asset Backed Securities		0 .47%
Sovereign Agency Issues; $2,910,629; 0.00% -			Diversified		0 .14%
4.63%; dated 06/25/10 - 10/15/15)			Revenue		0 .14%
Investment in Joint Trading Account; Credit Suisse	5,707	5,707	General Obligation		0 .10%
Repurchase Agreement; -0.01% dated 03/31/10			Liabilities in Excess of Other Assets, Net		(0 .94)%
maturing 04/01/10 (collateralized by US			TOTAL NET ASSETS		100.00%
Treasury Notes; $5,821,259; 0.00% - 5.50%;
dated 03/03/10 - 10/05/29)

See accompanying notes			10

Schedule of Investments
Asset Allocation Account
March 31, 2010 (unaudited)

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		28 .71%
Currency Contract		23 .98%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept	In Exchange For		Value	Appreciation/(Depreciation)
Australian Dollar	Bank of New York Mellon	4/15/2010	106,630 $	97	$ 98	$ 1
Australian Dollar	Goldman Sachs	4/15/2010	752,419	686	690	4
Australian Dollar	Northern Trust	4/15/2010	585,535	535	537	2
Australian Dollar	UBS Securities	4/15/2010	108,374	99	99	—
British Pound	Goldman Sachs	4/15/2010	88,248	132	134	2
British Pound	UBS Securities	4/15/2010	140,044	210	212	2
Canadian Dollar	Banc of America Securities	4/15/2010	674,168	661	664	3
Euro	Deutsche Bank Securities	4/15/2010	606,162	834	819	(15)
Hong Kong Dollar	Bank of New York Mellon	4/15/2010	1,688,282	217	217	—
Indian Rupee	UBS Securities	4/15/2010	31,434	1	1	—
Japanese Yen	Bank of New York Mellon	4/15/2010	83,114,271	924	889	(35)
Japanese Yen	Northern Trust	4/15/2010	35,625,120	394	381	(13)
Japanese Yen	UBS Securities	4/15/2010	336,510,866	3,723	3,600	(123)
Korean Won	Deutsche Bank Securities	4/15/2010	1,725,532,428	1,516	1,524	8
Mexican Peso	UBS Securities	4/15/2010	28,890	2	2	—
Norwegian Krone	JP Morgan Securities	4/15/2010	121,511	20	20	—
Polish Zloty	UBS Securities	4/15/2010	2,142	1	1	—
Singapore Dollar	UBS Securities	4/15/2010	246,244	176	176	—

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver	In Exchange For		Value	Appreciation/(Depreciation)
Australian Dollar	Deutsche Bank Securities	4/15/2010	626,184 $	571	$ 574	$ (3)
Australian Dollar	UBS Securities	4/15/2010	738,853	676	677	(1)
Brazilian Real	UBS Securities	4/15/2010	67,276	38	38	—
Canadian Dollar	Banc of America Securities	4/15/2010	3,676	4	4	—
Japanese Yen	Bank of New York Mellon	4/15/2010	199,047,195	2,199	2,129	70
Japanese Yen	Credit Suisse	4/15/2010	5,157,418	57	55	2
Japanese Yen	Deutsche Bank Securities	4/15/2010	29,911,032	331	320	11
Japanese Yen	Goldman Sachs	4/15/2010	2,713,013	30	29	1
Japanese Yen	Royal Bank of Scotland	4/15/2010	29,165,057	323	312	11
Korean Won	Deutsche Bank Securities	4/15/2010	1,725,532,428	1,512	1,524	(12)
Norwegian Krone	Bank of New York Mellon	4/15/2010	21,795	4	4	—
Swedish Krona	JP Morgan Securities	4/15/2010	221,777	31	31	—
Swiss Franc	UBS Securities	4/15/2010	139,019	132	132	—

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
CAC 40 Index; April 2010	Long	1 $	54	$ 54		$ —
DAX Index; June 2010	Long	3	602		622	20
DJ EURO STOXX 50; June 2010	Long	6	227		231	4
FTSE 100 Index; June 2010	Long	5	424		426	2
HANG SENG Index; April 2010	Long	2	269		273	4
MSCI SING IX; April 2010	Long	3	147		146	(1)
OMXS 30 Index; April 2010	Long	2	28		28	—
S&P 500 Emini; June 2010	Long	103	5,925		6,001	76
SPI 200; June 2010	Long	8	891		895	4
TOPIX Index; June 2010	Long	22	2,154		2,300	146
US 5 Year Note; June 2010	Long	24	2,773		2,756	(17)
Russell 2000 Mini; June 2010	Short	17	1,142		1,151	(9)
S&P MID 400 Emini; June 2010	Short	5	389		394	(5)
US 10 Year Note; June 2010	Short	7	817		814	3
US 2 Year Note; June 2010	Short	13	2,824		2,820	4
US Long Bond; June 2010	Short	1	116		116	—
						$ 231

All dollar amounts are shown in thousands (000's)

See accompanying notes		11

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 61.81%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 0.56%			Banks (continued)
Interpublic Group of Cos Inc (a)	17,320 $	144	Fifth Third Bancorp	5,900 $	80
inVentiv Health Inc (a)	290	7	First Bancorp/Troy NC	280	4
Omnicom Group Inc	4,651	181	First Interstate Bancsystem Inc	205	3
	$ 332		Goldman Sachs Group Inc/The	1,550	265
Aerospace & Defense - 1.30%			Hang Seng Bank Ltd ADR	1,014	14
BAE Systems PLC ADR	1,302	29	HSBC Holdings PLC ADR	1,246	63
Esterline Technologies Corp (a)	506	25	Iberiabank Corp	165	10
General Dynamics Corp	1,982	153	Independent Bank Corp/Rockland MA	300	7
L-3 Communications Holdings Inc	189	17	Intesa Sanpaolo SpA ADR(a)	851	19
Lockheed Martin Corp	1,408	117	JP Morgan Chase & Co	7,789	349
Moog Inc (a)	254	9	M&T Bank Corp	710	56
Raytheon Co	2,910	167	Mitsubishi UFJ Financial Group Inc ADR	5,395	28
Teledyne Technologies Inc (a)	319	13	Morgan Stanley	5	—
Triumph Group Inc	310	22	NBT Bancorp Inc	430	10
United Technologies Corp	2,845	209	PNC Financial Services Group Inc	3,829	228
	$ 761		Prosperity Bancshares Inc	550	23
Agriculture - 0.63%			Renasant Corp	300	5
Archer-Daniels-Midland Co	3,266	94	Royal Bank of Canada	841	49
British American Tobacco PLC ADR	586	40	Signature Bank/New York NY (a)	200	7
Imperial Tobacco Group PLC ADR	681	42	Simmons First National Corp	131	4
Philip Morris International Inc	3,707	193	Societe Generale ADR	1,831	23
	$ 369		State Street Corp	1,305	59
Airlines - 0.08%			Tompkins Financial Corp	132	5
Copa Holdings SA	737	45	Trustmark Corp	630	15
			UBS AG (a)	1,546	25
Apparel - 0.32%			United Bankshares Inc	320	8
Carter's Inc (a)	330	10	US Bancorp	10,970	284
G-III Apparel Group Ltd (a)	324	9	Wells Fargo & Co	20,202	629
Jones Apparel Group Inc	470	9		$ 3,110
Polo Ralph Lauren Corp	1,128	96	Beverages - 0.82%
Steven Madden Ltd (a)	396	19	Anheuser-Busch InBev NV ADR	440	22
True Religion Apparel Inc (a)	760	23	Coca-Cola Co/The	3,130	172
Warnaco Group Inc/The (a)	474	23	Coca-Cola Enterprises Inc	3,721	103
	$ 189		Kirin Holdings Co Ltd ADR	1,703	25
Automobile Manufacturers - 0.55%			PepsiCo Inc	2,022	134
Ford Motor Co (a)	17,855	225	SABMiller PLC ADR	984	29
Honda Motor Co Ltd ADR	1,425	50		$ 485
Nissan Motor Co Ltd ADR(a)	1,584	27	Biotechnology - 0.84%
Toyota Motor Corp ADR	313	25	Acorda Therapeutics Inc (a)	140	5
			Affymax Inc (a)	200	5
	$ 327		Amgen Inc (a)	1,630	97
ArvinMeritor Automobile Parts Inc (a) & Equipment - 0.13%	230	3	Arqule Inc (a)	1,030	6
ATC Technology Corp/IL (a)	210	4	Bio-Rad Laboratories Inc (a)	110	11
Dana Holding Corp (a)	440	5	Celldex Therapeutics Inc (a)	830	5
Dorman Products Inc (a)	240	4	Cubist Pharmaceuticals Inc (a)	593	13
Tenneco Inc (a)	340	8	Cytokinetics Inc (a)	1,468	5
TRW Automotive Holdings Corp (a)	1,822	52	Exelixis Inc (a)	620	4
Wonder Auto Technology Inc (a)	273	3	Gilead Sciences Inc (a)	6,145	280
			Human Genome Sciences Inc (a)	900	27
	$ 79		Incyte Corp (a)	1,600	22
Banks - 5.27%			Ligand Pharmaceuticals Inc (a)	1,970	3
Australia & New Zealand Banking Group Ltd ADR	1,400	32	OncoGenex Pharmaceutical Inc (a)	237	5
Banco Bilbao Vizcaya Argentaria SA ADR	2,000	27	Vical Inc (a)	1,469	5
Banco Latinoamericano de Comercio Exterior SA	840	12	XOMA Ltd (a)	6,200	4
Banco Santander SA ADR	3,569	47
Bancorp Inc/DE (a)	460	4		$ 497
Bank of America Corp	20,692	369	Building Materials - 0.07%
			Armstrong World Industries Inc (a)	457	17
Bank of Hawaii Corp	382	17
Bank of Nova Scotia	443	22	CRH PLC ADR	1,053	26
Barclays PLC ADR	1,666	36		$ 43
BNP Paribas ADR	926	35	Chemicals - 1.03%
Camden National Corp	108	4	Akzo Nobel NV ADR	347	20
Citigroup Inc (a)	5,416	22	Ashland Inc	2,336	123
City Holding Co	336	12	BASF SE ADR	585	37
Comerica Inc	2,023	77	CF Industries Holdings Inc	324	30
Commerce Bancshares Inc	765	32	Eastman Chemical Co	779	50
Community Bank System Inc	610	14	HB Fuller Co	490	11
Community Trust Bancorp Inc	150	4	Innophos Holdings Inc	690	19
Credit Suisse Group AG ADR	774	40	Lubrizol Corp	2,021	185
DBS Group Holdings Ltd ADR	767	32	Olin Corp	1,240	24
			Sensient Technologies Corp	320	9
See accompanying notes			12

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Chemicals (continued)			Cosmetics & Personal Care - 0.84%
Stepan Co	110 $	6	Procter & Gamble Co	7,793 $	493
Syngenta AG ADR	744	41
Valspar Corp	1,549	46	Distribution & Wholesale - 0.49%
WR Grace & Co (a)	230	7	Beacon Roofing Supply Inc (a)	650	12
	$ 608		Brightpoint Inc (a)	580	4
Coal - 0.20%			Core-Mark Holding Co Inc (a)	130	4
Peabody Energy Corp	1,789	82	ITOCHU Corp ADR	485	42
Walter Energy Inc	367	34	Mitsubishi Corp ADR	1,011	53
	$ 116		Mitsui & Co Ltd ADR	94	32
Commercial Services - 1.26%			Sumitomo Corp ADR	3,333	38
Aaron's Inc	390	13	United Stationers Inc (a)	130	8
ABM Industries Inc	550	12	WESCO International Inc (a)	2,794	97
Advance America Cash Advance Centers Inc	790	4		$ 290
American Public Education Inc (a)	140	6	Diversified Financial Services - 1.60%
CBIZ Inc (a)	1,070	7	American Express Co	6,386	264
Coinstar Inc (a)	360	12	Ameriprise Financial Inc	5,459	248
Convergys Corp (a)	3,002	37	BlackRock Inc	152	33
Corinthian Colleges Inc (a)	440	8	Calamos Asset Management Inc	390	6
Cornell Cos Inc (a)	634	12	Discover Financial Services	2,300	34
Emergency Medical Services Corp (a)	350	20	Encore Capital Group Inc (a)	270	4
Equifax Inc	2,839	102	Evercore Partners Inc - Class A	258	8
FTI Consulting Inc (a)	1,097	43	Franklin Resources Inc	661	73
Global Cash Access Holdings Inc (a)	1,550	13	ICAP PLC ADR	1,210	14
Grand Canyon Education Inc (a)	190	5	KBW Inc (a)	530	14
H&R Block Inc	4,220	75	NASDAQ OMX Group Inc/The (a)	8,202	173
Healthcare Services Group Inc	610	14	National Financial Partners Corp (a)	85	1
Kenexa Corp (a)	95	2	Nomura Holdings Inc ADR	2,013	15
Kforce Inc (a)	610	9	Piper Jaffray Cos (a)	130	5
On Assignment Inc (a)	590	4	SWS Group Inc	800	9
Parexel International Corp (a)	910	21	TD Ameritrade Holding Corp (a)	2,237	43
Providence Service Corp/The (a)	260	4		$ 944
Rent-A-Center Inc/TX (a)	370	9	Electric - 1.69%
RR Donnelley & Sons Co	2,111	45	AES Corp/The (a)	5,953	66
SEI Investments Co	1,571	34	Avista Corp	990	21
Spectrum Group International Inc (a)	305	1	CMS Energy Corp	3,043	47
Steiner Leisure Ltd (a)	240	10	Constellation Energy Group Inc	2,760	97
TeleTech Holdings Inc (a)	280	5	DTE Energy Co	2,703	121
TNS Inc (a)	390	9	E.ON AG ADR	324	12
Total System Services Inc	2,656	41	Edison International	1,677	57
Towers Watson & Co	220	11	Enel SpA ADR	3,634	20
Valassis Communications Inc (a)	150	4	Entergy Corp	1,825	148
Western Union Co/The	8,824	150	IDACORP Inc	300	10
	$ 742		Integrys Energy Group Inc	2,001	95
Computers - 3.88%			International Power PLC ADR	289	14
Apple Inc (a)	1,969	463	MDU Resources Group Inc	1,710	37
CACI International Inc (a)	160	8	Mirant Corp (a)	3,231	35
Computer Sciences Corp (a)	819	45	NorthWestern Corp	610	16
Dell Inc (a)	8,594	129	PG&E Corp	42	2
EMC Corp/Massachusetts (a)	16,813	303	PPL Corp	2,027	56
Hewlett-Packard Co	10,876	578	Public Service Enterprise Group Inc	2,777	82
IBM Corp	4,963	636	RWE AG ADR	306	27
Insight Enterprises Inc (a)	600	9	Scottish & Southern Energy PLC ADR	655	11
Rimage Corp (a)	220	3	Unisource Energy Corp	620	20
Super Micro Computer Inc (a)	490	8		$ 994
SYKES Enterprises Inc (a)	400	9	Electrical Components & Equipment - 0.65%
Syntel Inc	260	10	Emerson Electric Co	4,680	236
TDK Corp ADR	322	22	Energizer Holdings Inc (a)	833	52
Unisys Corp (a)	130	4	EnerSys (a)	440	11
Western Digital Corp (a)	1,690	66	Fushi Copperweld Inc (a)	553	6
	$ 2,293		Hubbell Inc	1,549	78
Consumer Products - 0.66%				$ 383
American Greetings Corp	720	15	Electronics - 0.69%
Central Garden and Pet Co - A Shares (a)	1,210	11	Benchmark Electronics Inc (a)	1,030	21
Ennis Inc	310	5	Brady Corp	240	7
Helen of Troy Ltd (a)	230	6	Checkpoint Systems Inc (a)	250	6
Jarden Corp	2,111	70	CTS Corp	550	5
Kimberly-Clark Corp	4,271	269	Garmin Ltd	3,153	121
Tupperware Brands Corp	210	10	Koninklijke Philips Electronics NV	650	21
	$ 386		LaBarge Inc (a)	311	4
			Multi-Fineline Electronix Inc (a)	330	8
See accompanying notes			13

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Electronics (continued)			Healthcare - Products (continued)
OSI Systems Inc (a)	210 $	6	Immucor Inc (a)	1,100 $	25
Park Electrochemical Corp	230	7	Integra LifeSciences Holdings Corp (a)	130	5
Rofin-Sinar Technologies Inc (a)	440	10	Johnson & Johnson	4,190	273
Thomas & Betts Corp (a)	4,384	172	Medtronic Inc	39	2
Watts Water Technologies Inc	190	6	Merit Medical Systems Inc (a)	510	8
Woodward Governor Co	280	9	Orthofix International NV (a)	230	8
	$ 403		PSS World Medical Inc (a)	960	23
Engineering & Contruction - 0.41%				$ 753
ABB Ltd ADR(a)	1,386	30	Healthcare - Services - 1.23%
EMCOR Group Inc (a)	826	20	Amedisys Inc (a)	334	18
Exponent Inc (a)	140	4	Coventry Health Care Inc (a)	4,542	112
Insituform Technologies Inc (a)	450	12	Ensign Group Inc/The	416	7
Jacobs Engineering Group Inc (a)	1,111	50	Gentiva Health Services Inc (a)	270	8
KBR Inc	1,805	40	Health Management Associates Inc (a)	3,709	32
Sterling Construction Co Inc (a)	310	5	ICON PLC ADR(a)	470	12
URS Corp (a)	1,582	79	LHC Group Inc (a)	420	14
	$ 240		Magellan Health Services Inc (a)	540	24
Entertainment - 0.04%			Odyssey HealthCare Inc (a)	320	6
Bally Technologies Inc (a)	490	20	Psychiatric Solutions Inc (a)	280	9
National CineMedia Inc	380	7	RehabCare Group Inc (a)	410	11
	$ 27		Tenet Healthcare Corp (a)	17,658	101
Environmental Control - 0.02%			UnitedHealth Group Inc	7,507	245
Tetra Tech Inc (a)	380	9	WellPoint Inc (a)	1,930	124
				$ 723
Food - 1.97%			Home Furnishings - 0.15%
American Italian Pasta Co (a)	510	20	Electrolux AB ADR	693	32
Campbell Soup Co	1,451	51	Sony Corp ADR	942	36
ConAgra Foods Inc	5,850	147	Tempur-Pedic International Inc (a)	860	26
Dean Foods Co (a)	4,927	77		$ 94
Del Monte Foods Co	10,965	160	Insurance - 2.26%
Diamond Foods Inc	270	11	Allianz SE ADR	1,237	16
Fresh Del Monte Produce Inc (a)	280	6	Allied World Assurance Co Holdings Ltd	774	35
General Mills Inc	1,856	132	American Financial Group Inc/OH	975	28
HJ Heinz Co	1,267	58	Aspen Insurance Holdings Ltd	590	17
Hormel Foods Corp	1,854	78	Assurant Inc	1,191	41
Koninklijke Ahold NV ADR	2,407	32	AXA SA ADR	879	19
Nestle SA ADR	1,035	53	Berkshire Hathaway Inc (a)	1,830	149
Sara Lee Corp	12,493	174	Chubb Corp	3,789	196
Seneca Foods Corp (a)	150	5	Delphi Financial Group Inc	705	18
Sysco Corp	7	—	eHealth Inc (a)	280	4
TreeHouse Foods Inc (a)	300	13	Endurance Specialty Holdings Ltd	2,193	81
Tyson Foods Inc	6,395	122	Flagstone Reinsurance Holdings Ltd	500	6
Unilever PLC ADR	798	23	Hannover Rueckversicherung AG ADR(a)	1,069	26
	$ 1,162		Max Capital Group Ltd	500	12
Forest Products & Paper - 0.46%			OneBeacon Insurance Group Ltd	3,172	55
Glatfelter	610	9	PartnerRe Ltd	230	18
International Paper Co	8,111	199	Platinum Underwriters Holdings Ltd	520	19
MeadWestvaco Corp	1,602	41	Radian Group Inc	250	4
Svenska Cellulosa AB ADR	1,615	23	StanCorp Financial Group Inc	190	9
	$ 272		Symetra Financial Corp (a)	349	5
Gas - 0.42%			Tokio Marine Holdings Inc ADR	523	15
AGL Resources Inc	1,265	49	Travelers Cos Inc/The	4,716	254
CenterPoint Energy Inc	4,319	62	Unitrin Inc	2,118	59
Energen Corp	554	26	Unum Group	8,199	203
NiSource Inc	1,795	28	Validus Holdings Ltd	250	7
Southern Union Co	1,974	50	Zurich Financial Services AG ADR	1,259	32
UGI Corp	1,016	27		$ 1,328
WGL Holdings Inc	240	8	Internet - 0.81%
	$ 250		Amazon.com Inc (a)	15	2
Hand & Machine Tools - 0.08%			AOL Inc (a)	3,613	91
Franklin Electric Co Inc	190	6	Art Technology Group Inc (a)	2,193	10
Makita Corp ADR	500	17	Earthlink Inc	1,840	16
Regal-Beloit Corp	390	23	Google Inc (a)	547	310
	$ 46		j2 Global Communications Inc (a)	840	20
			Perficient Inc (a)	490	6
American Healthcare Medical - Products Systems - 1.27% Holdings Inc (a)	1,040	19	S1 Corp (a)	1,280	7
CareFusion Corp (a)	7,433	197	TIBCO Software Inc (a)	1,540	17
Hologic Inc (a)	8,251	153		$ 479
Hospira Inc (a)	700	40	Investment Companies - 0.06%
			Allied Capital Corp (a)	560	3
See accompanying notes			14

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Investment Companies (continued)			Office & Business Equipment - 0.20%
Ares Capital Corp	1,178 $	17	Canon Inc ADR	808 $	37
Hercules Technology Growth Capital Inc	904	10	Xerox Corp	8,169	80
PennantPark Investment Corp	329	3		$ 117
	$ 33		Oil & Gas - 4.19%
Iron & Steel - 0.17%			Arena Resources Inc (a)	210	7
Citic Pacific Ltd ADR	1,479	17	Berry Petroleum Co	380	11
Cliffs Natural Resources Inc	1,090	77	BG Group PLC ADR	465	40
Schnitzer Steel Industries Inc	60	3	BP PLC ADR	888	51
	$ 97		Chesapeake Energy Corp	3,800	90
Leisure Products & Services - 0.02%			Chevron Corp	3,237	245
Polaris Industries Inc	200	10	Concho Resources Inc/Midland TX (a)	250	13
			ConocoPhillips	4,442	227
Machinery - Construction & Mining - 0.00%			ENI SpA ADR	311	15
Caterpillar Inc	33	2	Ensco PLC ADR	1,004	45
			Exxon Mobil Corp	11,873	795
Machinery - Diversified - 0.37%			Helmerich & Payne Inc	2,474	94
Alamo Group Inc	190	4	Hess Corp	1,517	95
Altra Holdings Inc (a)	350	5	Marathon Oil Corp	1,403	44
Applied Industrial Technologies Inc	440	11	Mariner Energy Inc (a)	1,160	17
Briggs & Stratton Corp	850	17	Newfield Exploration Co (a)	719	37
Chart Industries Inc (a)	810	16	Occidental Petroleum Corp	3,158	267
Deere & Co	1,900	113	Patterson-UTI Energy Inc	3,111	44
Kubota Corp ADR	605	27	Petroquest Energy Inc (a)	2,970	15
Middleby Corp (a)	270	15	Rowan Cos Inc (a)	3,755	109
Wabtec Corp/DE	260	11	Royal Dutch Shell PLC ADR	392	23
	$ 219		Royal Dutch Shell PLC - B shares ADR	396	22
Media - 1.07%			Statoil ASA ADR	940	22
Comcast Corp - Class A	3,220	61	Swift Energy Co (a)	675	21
DIRECTV (a)	57	2	Talisman Energy Inc	723	12
DISH Network Corp	1,350	28	Total SA ADR	723	42
Gannett Co Inc	4,338	72	XTO Energy Inc	1,387	65
Journal Communications Inc (a)	830	3		$ 2,468
McGraw-Hill Cos Inc/The	1,869	67	Oil & Gas Services - 1.14%
News Corp - Class A	10,112	146	Cameron International Corp (a)	1,000	43
Scholastic Corp	200	6	Dresser-Rand Group Inc (a)	1,426	45
Viacom Inc (a)	5,857	201	Dril-Quip Inc (a)	230	14
Walt Disney Co/The	584	20	Halliburton Co	1,877	57
WPP PLC ADR	501	26	Lufkin Industries Inc	270	21
	$ 632		National Oilwell Varco Inc	5,591	227
Metal Fabrication & Hardware - 0.32%			Oil States International Inc (a)	2,826	128
CIRCOR International Inc	160	5	RPC Inc	690	8
Dynamic Materials Corp	360	6	Schlumberger Ltd	881	56
LB Foster Co (a)	170	5	Superior Energy Services Inc (a)	2,973	62
Precision Castparts Corp	3	—	T-3 Energy Services Inc (a)	280	7
Timken Co	5,765	173		$ 668
	$ 189		Packaging & Containers - 0.13%
Mining - 0.90%			Bway Holding Co (a)	350	7
Anglo American PLC ADR(a)	1,828	39	Rock-Tenn Co	450	20
BHP Billiton Ltd ADR	966	78	Silgan Holdings Inc	280	17
Freeport-McMoRan Copper & Gold Inc	3,755	314	Temple-Inland Inc	1,501	31
Hecla Mining Co (a)	1,360	7		$ 75
Kaiser Aluminum Corp	260	10	Pharmaceuticals - 4.32%
Lihir Gold Ltd ADR	868	24	Abbott Laboratories	7,354	387
Rio Tinto PLC ADR	254	60	Alexza Pharmaceuticals Inc (a)	1,344	3
	$ 532		AmerisourceBergen Corp	6,964	202
Miscellaneous Manufacturing - 1.68%			AstraZeneca PLC ADR	886	40
3M Co	476	40	Bristol-Myers Squibb Co	13,955	373
Actuant Corp	900	18	Cardinal Health Inc	5,394	194
Ameron International Corp	90	6	Catalyst Health Solutions Inc (a)	520	21
AO Smith Corp	260	14	China Sky One Medical Inc (a)	190	3
Brink's Co/The	410	12	Cornerstone Therapeutics Inc (a)	430	3
Carlisle Cos Inc	3,343	127	Dyax Corp (a)	1,170	4
ESCO Technologies Inc	260	8	Endo Pharmaceuticals Holdings Inc (a)	4,372	104
General Electric Co	39,348	716	Forest Laboratories Inc (a)	3,390	106
Invensys PLC ADR	4,455	22	GlaxoSmithKline PLC ADR	417	16
Koppers Holdings Inc	367	10	Herbalife Ltd	405	19
Tomkins PLC ADR	1,100	16	McKesson Corp	4,522	297
	$ 989		Merck & Co Inc	2,219	83
			Mylan Inc/PA (a)	6,321	144
			NBTY Inc (a)	962	46
See accompanying notes			15

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Pharmaceuticals (continued)			Retail (continued)
Novartis AG ADR	857 $	46	Pier 1 Imports Inc (a)	940 $	6
Novo Nordisk A/S ADR	330	25	RadioShack Corp	2,988	68
Omnicare Inc	1,057	30	Ross Stores Inc	2,475	132
Orexigen Therapeutics Inc (a)	1,280	8	Ruby Tuesday Inc (a)	1,750	19
Par Pharmaceutical Cos Inc (a)	300	7	Sally Beauty Holdings Inc (a)	1,120	10
Perrigo Co	260	15	Signet Jewelers Ltd (a)	518	17
Pfizer Inc	14,947	256	Stage Stores Inc	580	9
Roche Holding AG ADR	1,129	46	Staples Inc	2,527	59
Sanofi-Aventis SA ADR	990	37	Starbucks Corp	9,153	222
Shire PLC ADR	261	17	Texas Roadhouse Inc (a)	1,400	19
SXC Health Solutions Corp (a)	60	4	TJX Cos Inc	4,429	188
Vivus Inc (a)	1,040	9	Tractor Supply Co	180	10
XenoPort Inc (a)	270	3	Walgreen Co	3,390	126
	$ 2,548		Wal-Mart Stores Inc	10,374	577
Pipelines - 0.88%			Wet Seal Inc/The (a)	2,517	12
El Paso Corp	9,481	103	World Fuel Services Corp	480	13
Oneok Inc	728	33		$ 2,310
Spectra Energy Corp	5,661	128	Savings & Loans - 0.14%
Williams Cos Inc	11,088	256	Dime Community Bancshares	300	4
	$ 520		ESSA Bancorp Inc	350	4
Publicly Traded Investment Fund - 0.21%			Flushing Financial Corp	460	6
iShares Russell 1000 Growth Index Fund	596	31	Hudson City Bancorp Inc	3,563	50
iShares S&P 500 Index Fund/US	788	92	Investors Bancorp Inc (a)	370	5
	$ 123		OceanFirst Financial Corp	340	4
Real Estate - 0.09%			Provident Financial Services Inc	430	5
Brookfield Asset Management Inc	1,164	30	United Financial Bancorp Inc	320	5
Sun Hung Kai Properties Ltd ADR	1,771	26		$ 83
	$ 56		Semiconductors - 1.61%
REITS - 0.85%			Aixtron AG ADR	742	26
BioMed Realty Trust Inc	550	9	ASML Holding NV	936	33
CBL & Associates Properties Inc	1,160	16	Cabot Microelectronics Corp (a)	310	12
Chimera Investment Corp	2,887	11	Diodes Inc (a)	250	6
Digital Realty Trust Inc	1,647	89	Entegris Inc (a)	2,550	13
Entertainment Properties Trust	200	8	Hittite Microwave Corp (a)	340	15
Essex Property Trust Inc	130	12	Infineon Technologies AG ADR(a)	3,000	21
Getty Realty Corp	180	4	Intel Corp	21,954	489
Hersha Hospitality Trust	1,343	7	IXYS Corp (a)	840	7
Inland Real Estate Corp	1,200	11	Kopin Corp (a)	1,140	4
Kilroy Realty Corp	670	21	Marvell Technology Group Ltd (a)	3,024	62
Mack-Cali Realty Corp	2,710	95	Micrel Inc	510	5
NorthStar Realty Finance Corp	1,140	5	Microsemi Corp (a)	550	9
PS Business Parks Inc	120	6	PMC - Sierra Inc (a)	1,150	10
Saul Centers Inc	270	11	QLogic Corp (a)	2,318	47
Simon Property Group Inc	1,378	116	Silicon Laboratories Inc (a)	260	12
Universal Health Realty Income Trust	120	4	Skyworks Solutions Inc (a)	1,530	24
Urstadt Biddle Properties Inc	270	4	Texas Instruments Inc	4,668	114
Ventas Inc	1,123	54	Xilinx Inc	1,552	40
Washington Real Estate Investment Trust	570	18		$ 949
	$ 501		Software - 2.77%
Retail - 3.93%			ACI Worldwide Inc (a)	350	7
Asbury Automotive Group Inc (a)	770	10	Actuate Corp (a)	800	4
Barnes & Noble Inc	530	11	Allscripts-Misys Healthcare Solutions Inc (a)	2,596	51
Best Buy Co Inc	1,186	50	ArcSight Inc (a)	580	17
Big 5 Sporting Goods Corp	460	7	Broadridge Financial Solutions Inc	2,123	46
Big Lots Inc (a)	5,137	187	CA Inc	2,060	48
Brinker International Inc	4,682	90	Compuware Corp (a)	5,329	45
Cash America International Inc	320	13	CSG Systems International Inc (a)	290	6
DineEquity Inc (a)	200	8	Double-Take Software Inc (a)	360	3
Dress Barn Inc (a)	840	22	Fidelity National Information Services Inc	1,497	35
Einstein Noah Restaurant Group Inc (a)	223	3	Informatica Corp (a)	440	12
First Cash Financial Services Inc (a)	210	4	JDA Software Group Inc (a)	356	10
GameStop Corp (a)	1,856	41	Mantech International Corp (a)	210	10
Gap Inc/The	8,554	198	Microsoft Corp	26,837	786
Home Depot Inc	307	10	MicroStrategy Inc (a)	110	10
Jo-Ann Stores Inc (a)	510	21	Oracle Corp	18,736	481
JOS A Bank Clothiers Inc (a)	130	7	Pegasystems Inc	350	13
Kohl's Corp (a)	1,224	67	Quest Software Inc (a)	610	11
Marks & Spencer Group PLC ADR	1,740	20	SAP AG ADR	303	15
McDonald's Corp	610	41	SYNNEX Corp (a)	550	16
PF Chang's China Bistro Inc (a)	290	13		$ 1,626
See accompanying notes			16

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

		Value		Principal
COMMON STOCKS (continued)	Shares Held (000's)			Amount	Value
Telecommunications - 3.12%			BONDS (continued)	(000's)	(000's)
3Com Corp (a)	4,410 $	34	Airlines (continued)
Amdocs Ltd (a)	2,909	88	American Airlines Pass Through Trust 2009-1A
Anaren Inc (a)	240	4	10.38%, 7/2/2019	$ 5	$ 6
Arris Group Inc (a)	1,200	14	Delta Air Lines Inc
AT&T Inc	16,764	433	6.72%, 1/2/2023	22	20
Aviat Networks Inc (a)	265	2	UAL 2000-1 Pass Through Trust
BT Group PLC ADR	900	17	8.03%, 7/1/2011	5	7
Cisco Systems Inc (a)	23,711	617	UAL 2007-1 Pass Through Trust
CommScope Inc (a)	860	24	2.68%, 7/2/2014(b),(c),(d)	4	3
Consolidated Communications Holdings Inc	710	13	UAL 2009-1 Pass Through Trust
InterDigital Inc (a)	450	13	10.40%, 11/1/2016	5	5
Koninklijke KPN NV ADR	1,700	27			$ 46
MasTec Inc (a)	430	5	Apparel - 0.02%
Nokia OYJ ADR	1,206	19	Rafaella Apparel Group Inc
NTT DoCoMo Inc ADR	1,287	20	11.25%, 6/15/2011	15	10
Oplink Communications Inc (a)	250	5
PAETEC Holding Corp (a)	1,100	5	Automobile Asset Backed Securities - 0.69%
Polycom Inc (a)	430	13	Capital Auto Receivables Asset Trust
Portugal Telecom SGPS SA ADR	1,584	18	5.52%, 3/15/2011(c)	60	60
Premiere Global Services Inc (a)	920	8	Ford Credit Auto Lease Trust
Qualcomm Inc	2,193	92	1.04%, 3/15/2013(b)	60	60
Qwest Communications International Inc	26,522	138	Ford Credit Auto Owner Trust
SAVVIS Inc (a)	740	12	5.30%, 6/15/2012	60	63
Singapore Telecommunications Ltd ADR	990	22	5.60%, 10/15/2012	20	22
Symmetricom Inc (a)	640	4	Harley-Davidson Motorcycle Trust
Syniverse Holdings Inc (a)	420	8	1.16%, 10/15/2012	100	100
Telefonaktiebolaget LM Ericsson ADR	2,539	26	World Omni Automobile Lease Securitization Trust
Telefonica SA ADR	262	19	1.02%, 1/16/2012	100	100
Telenor ASA ADR(a)	495	20			$ 405
Verizon Communications Inc	3,113	96	Automobile Floor Plan Asset Backed Securities -
Vodafone Group PLC ADR	796	18	0.29%
	$ 1,834		BMW Floorplan Master Owner Trust
Toys, Games & Hobbies - 0.28%			1.38%, 9/15/2014(b),(c)	100	100
Mattel Inc	7,363	167	Nissan Master Owner Trust Receivables
			1.38%, 1/15/2015(b),(c)	70	70
Transportation - 0.67%					$ 170
Atlas Air Worldwide Holdings Inc (a)	350	19	Automobile Parts & Equipment - 0.07%
Bristow Group Inc (a)	180	7	Goodyear Tire & Rubber Co/The
CSX Corp	983	50	8.63%, 12/1/2011	10	10
FedEx Corp	754	71	10.50%, 5/15/2016	5	6
Heartland Express Inc	1,090	18	Tenneco Inc
HUB Group Inc (a)	570	16	10.25%, 7/15/2013	21	22
Marten Transport Ltd (a)	290	6
					$ 38
MTR Corp ADR	821	31	Banks - 3.46%
Union Pacific Corp	2,012	147	BAC Capital Trust XIII
United Parcel Service Inc	472	30	0.66%, 3/15/2043(c)	75	51
	$ 395		BAC Capital Trust XIV
Trucking & Leasing - 0.01%			5.63%, 3/15/2043(c)	34	26
TAL International Group Inc	370	7	Bank of America Corp
			4.50%, 4/1/2015	225	227
TOTAL COMMON STOCKS	$ 36,422		8.00%, 12/29/2049(c)	30	31
	Principal		Capital One Financial Corp
	Amount	Value	5.70%, 9/15/2011	30	31
BONDS - 24.63%	(000's)	(000's)	Citigroup Inc
Aerospace & Defense - 0.16%			5.63%, 8/27/2012	90	94
GenCorp Inc			6.01%, 1/15/2015	130	137
9.50%, 8/15/2013	$ 60 $	61	Deutsche Bank AG
L-3 Communications Corp			3.45%, 3/30/2015	105	104
5.20%, 10/15/2019(b)	35	35	GMAC Inc
	$ 96		6.00%, 12/15/2011	9	9
Agriculture - 0.33%			6.63%, 5/15/2012	12	12
Altria Group Inc			8.30%, 2/12/2015(b)	10	11
9.70%, 11/10/2018	125	154	Goldman Sachs Group Inc/The
Philip Morris International Inc			5.45%, 11/1/2012	100	108
4.50%, 3/26/2020	45	44	6.45%, 5/1/2036	30	29
	$ 198		JP Morgan Chase & Co
Airlines - 0.08%			4.95%, 3/25/2020	105	104
American Airlines Pass Through Trust 2001-02			Lloyds TSB Bank PLC
7.86%, 10/1/2011	5	5	5.80%, 1/13/2020(b)	180	176

See accompanying notes			17

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Banks (continued)			Commercial Services (continued)
Morgan Stanley			Hertz Corp/The
4.10%, 1/26/2015	$ 145	$ 144	8.88%, 1/1/2014	$ 10	$ 11
5.63%, 9/23/2019	110	110	Quintiles Transnational Corp
7.25%, 4/1/2032	25	28	9.50%, 12/30/2014(b)	10	10
Royal Bank of Scotland Group PLC			RSC Equipment Rental Inc/RSC Holdings III LLC
5.05%, 1/8/2015	25	24	10.25%, 11/15/2019(b)	5	5
Royal Bank of Scotland PLC/The					$ 51
4.88%, 3/16/2015	220	220	Computers - 0.11%
Santander US Debt SA Unipersonal			Affiliated Computer Services Inc
3.72%, 1/20/2015(b)	100	100	5.20%, 6/1/2015	45	46
SunTrust Preferred Capital I			Seagate Technology HDD Holdings
5.85%, 12/31/2049(c)	6	5	6.80%, 10/1/2016	10	10
Svenska Handelsbanken AB			Seagate Technology International/Cayman Islands
5.13%, 3/30/2020(b)	140	140	10.00%, 5/1/2014(b)	5	6
Wells Fargo & Co					$ 62
3.63%, 4/15/2015	65	64	Consumer Products - 0.00%
7.98%, 3/29/2049(c)	15	16	Yankee Acquisition Corp/MA
Westpac Banking Corp			9.75%, 2/15/2017	3	3
4.20%, 2/27/2015	35	36
		$ 2,037	Distribution & Wholesale - 0.01%
Beverages - 0.40%			McJunkin Red Man Corp
Anheuser-Busch InBev Worldwide Inc			9.50%, 12/15/2016(b)	5	5
2.50%, 3/26/2013(b)	35	35
5.00%, 4/15/2020(b)	65	65	Diversified Financial Services - 1.97%
5.38%, 11/15/2014(b)	50	54	AES Red Oak LLC
5.38%, 1/15/2020	5	5	8.54%, 11/30/2019	8	8
6.88%, 11/15/2019(b)	15	18	Capital One Capital V
Constellation Brands Inc			10.25%, 8/15/2039	50	59
8.38%, 12/15/2014	10	11	Capital One Capital VI
Dr Pepper Snapple Group Inc			8.88%, 5/15/2040	105	114
2.35%, 12/21/2012	10	10	Citigroup Capital XXI
6.82%, 5/1/2018	33	38	8.30%, 12/21/2057	15	15
		$ 236	Countrywide Financial Corp
Biotechnology - 0.01%			6.25%, 5/15/2016	40	41
Talecris Biotherapeutics Holdings Corp			Credit Acceptance Corp
7.75%, 11/15/2016(b)	5	5	9.13%, 2/1/2017(b)	5	5
			Discover Financial Services
Building Materials - 0.17%			10.25%, 7/15/2019	135	161
Desarrolladora Homex SAB de CV			E*Trade Financial Corp
9.50%, 12/11/2019(b)	6	6	7.38%, 9/15/2013	10	10
Martin Marietta Materials Inc			12.50%, 11/30/2017	5	6
0.40%, 4/30/2010(c)	90	90	Financiera Independencia SAB de CV
Masco Corp			10.00%, 3/30/2015(b)	17	17
7.13%, 3/15/2020	5	5	Ford Motor Credit Co LLC
		$ 101	7.80%, 6/1/2012	15	16
Chemicals - 0.14%			7.88%, 6/15/2010	25	25
Dow Chemical Co/The			General Electric Capital Corp
5.90%, 2/15/2015	65	71	6.00%, 8/7/2019	30	32
Nova Chemicals Corp			Goldman Sachs Capital I
8.63%, 11/1/2019(b)	5	5	6.35%, 2/15/2034	40	37
Sherwin-Williams Co/The			Goldman Sachs Capital II
3.13%, 12/15/2014	5	5	5.79%, 12/29/2049(c)	10	9
		$ 81	Icahn Enterprises LP / Icahn Enterprises Finance
Coal - 0.03%			Corp
Arch Coal Inc			7.75%, 1/15/2016(b)	5	5
8.75%, 8/1/2016(b)	5	6	International Lease Finance Corp
Consol Energy Inc			5.65%, 6/1/2014	20	19
8.00%, 4/1/2017(b)	10	10	8.63%, 9/15/2015(b)	5	5
		$ 16	Janus Capital Group Inc
			6.95%, 6/15/2017(c)	5	5
Commercial Services - 0.09%
Aramark Corp			LBI Escrow Corp
			8.00%, 11/1/2017(b),(e)	5	5
8.50%, 2/1/2015	5	5
Avis Budget Car Rental LLC / Avis Budget Finance			Nissan Motor Acceptance Corp
			3.25%, 1/30/2013(b)	15	15
Inc
9.63%, 3/15/2018(b)	5	5	Nomura Holdings Inc
Garda World Security Corp			6.70%, 3/4/2020	40	42
9.75%, 3/15/2017(b)	5	5	OMX Timber Finance Investments I LLC
			5.42%, 1/29/2020(b),(c),(d)	170	158
Great Lakes Dredge & Dock Corp
7.75%, 12/15/2013	10	10
See accompanying notes			18

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Diversified Financial Services (continued)			Electronics (continued)
Pinnacle Foods Finance LLC / Pinnacle Foods			Viasystems Inc
Finance Corp			12.00%, 1/15/2015(b)	$ 5	$ 5
9.25%, 4/1/2015(b)	$ 5	$ 5			$ 76
SLM Corp			Energy - Alternate Sources - 0.02%
0.41%, 7/26/2010(c)	75	74	Headwaters Inc
4.50%, 7/26/2010	5	5	11.38%, 11/1/2014(b)	10	10
8.00%, 3/25/2020	175	170
Textron Financial Corp			Entertainment - 0.14%
0.38%, 2/25/2011(c)	100	99	CCM Merger Inc
UBS Preferred Funding Trust V			8.00%, 8/1/2013(b)	10	9
6.24%, 5/29/2049	5	4	Lions Gate Entertainment Inc
		$ 1,166	10.25%, 11/1/2016(b)	10	10
Electric - 0.71%			Peninsula Gaming LLC
AES Corp/The			8.38%, 8/15/2015(b)	5	5
9.75%, 4/15/2016(b)	15	16	10.75%, 8/15/2017(b)	15	14
Baltimore Gas & Electric Co			Pinnacle Entertainment Inc
5.90%, 10/1/2016	25	27	7.50%, 6/15/2015	5	4
CMS Energy Corp			8.63%, 8/1/2017(b)	5	5
6.25%, 2/1/2020	45	44	WMG Acquisition Corp
6.55%, 7/17/2017	20	21	7.38%, 4/15/2014	15	15
Duke Energy Corp			WMG Holdings Corp
3.35%, 4/1/2015	20	20	9.50%, 12/15/2014	20	20
Dynegy Holdings Inc					$ 82
7.50%, 6/1/2015	10	8	Environmental Control - 0.07%
Elwood Energy LLC			Republic Services Inc
8.16%, 7/5/2026	25	24	5.50%, 9/15/2019(b)	20	21
Energy Future Holdings Corp			6.20%, 3/1/2040(b)	25	24
9.75%, 10/15/2019	14	14			$ 45
Energy Future Intermediate Holding Co LLC			Food - 0.21%
9.75%, 10/15/2019	11	11	B&G Foods Inc
FirstEnergy Solutions Corp			7.63%, 1/15/2018	5	5
6.05%, 8/15/2021	25	25	Kellogg Co
6.80%, 8/15/2039	20	20	4.45%, 5/30/2016	10	11
Indiantown Cogeneration LP			Kraft Foods Inc
9.26%, 12/15/2010	16	16	5.38%, 2/10/2020	25	26
Jersey Central Power & Light Co			6.25%, 6/1/2012	35	38
7.35%, 2/1/2019	10	11	6.50%, 2/9/2040	35	36
Mirant Americas Generation LLC			TreeHouse Foods Inc
8.30%, 5/1/2011	10	10	7.75%, 3/1/2018	5	5
8.50%, 10/1/2021	5	5			$ 121
Mirant Mid Atlantic Pass Through Trust C			Forest Products & Paper - 0.05%
10.06%, 12/30/2028	10	10	Cascades Inc
Nisource Finance Corp			7.88%, 1/15/2020(b)	5	5
5.25%, 9/15/2017	25	25	Corp Durango SAB de CV
6.40%, 3/15/2018	15	16	6.00%, 8/27/2016(c)	28	23
Northern States Power Co/MN					$ 28
5.35%, 11/1/2039	15	14	Healthcare - Products - 0.27%
NRG Energy Inc			Angiotech Pharmaceuticals Inc
7.25%, 2/1/2014	20	20	4.00%, 12/1/2013(c)	20	16
7.38%, 1/15/2017	10	10	Boston Scientific Corp
PacifiCorp			4.50%, 1/15/2015	75	72
5.65%, 7/15/2018	20	22	5.13%, 1/12/2017	20	19
6.25%, 10/15/2037	5	5	6.00%, 1/15/2020	50	47
Reliant Energy Mid-Atlantic Power Holdings LLC			7.00%, 11/15/2035	5	4
9.24%, 7/2/2017	19	21			$ 158
United Maritime Group LLC/United Maritime Group
Finance Corp			Healthcare - Services - 0.22%
11.75%, 6/15/2015(b)	5	5	Alliance HealthCare Services Inc
			8.00%, 12/1/2016(b)	5	5
		$ 420	HCA Inc
Electrical Components & Equipment - 0.02%			9.63%, 11/15/2016	5	5
Coleman Cable Inc			HCA Inc/DE
9.00%, 2/15/2018(b)	10	10
			8.50%, 4/15/2019(b)	5	5
			9.25%, 11/15/2016	60	64
Electronics - 0.13%			IASIS Healthcare LLC / IASIS Capital Corp
NXP BV / NXP Funding LLC			8.75%, 6/15/2014	5	5
3.00%, 10/15/2013(c)	65	61
			Quest Diagnostics Inc/DE
9.50%, 10/15/2015	10	10	4.75%, 1/30/2020	10	10

See accompanying notes			19

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Healthcare - Services (continued)			Leisure Products & Services - 0.02%
Select Medical Corp			Royal Caribbean Cruises Ltd
7.63%, 2/1/2015	$ 10	$ 10	6.88%, 12/1/2013	$ 10	$ 10
Tenet Healthcare Corp
9.25%, 2/1/2015(c)	10	11	Lodging - 0.08%
US Oncology Inc			Harrah's Operating Co Inc
10.75%, 8/15/2014	10	10	10.00%, 12/15/2018	2	2
		$ 125	10.00%, 12/15/2018	23	19
Home Equity Asset Backed Securities - 0.94%			MGM Mirage
Bear Stearns Asset Backed Securities Trust			8.50%, 9/15/2010	15	15
0.41%, 8/25/2036(c)	200	97	Wyndham Worldwide Corp
Countrywide Asset-Backed Certificates			7.38%, 3/1/2020	10	10
5.39%, 4/25/2036	53	27			$ 46
5.51%, 8/25/2036	50	32	Machinery - Diversified - 0.01%
6.09%, 6/25/2021(c)	60	20	Manitowoc Co Inc/The
GMAC Mortgage Corp Loan Trust			9.50%, 2/15/2018	5	5
5.75%, 10/25/2036	53	30
5.81%, 10/25/2036	31	17	Media - 1.39%
GSAA Trust			Clear Channel Worldwide Holdings Inc
0.39%, 4/25/2047(c)	132	14	9.25%, 12/15/2017(b)	5	5
Option One Mortgage Loan Trust			Comcast Corp
0.35%, 7/25/2036(c)	131	80	5.15%, 3/1/2020	65	65
1.30%, 5/25/2034(c)	57	40	6.40%, 3/1/2040	40	41
Specialty Underwriting & Residential Finance			6.45%, 3/15/2037	45	46
1.01%, 2/25/2035(c)	35	29	COX Communications Inc
WAMU Asset-Backed Certificates			5.45%, 12/15/2014	20	22
0.42%, 5/25/2037(c)	85	52	6.75%, 3/15/2011	50	52
Wells Fargo Home Equity Trust			CSC Holdings LLC
0.54%, 10/25/2035(c)	102	91	8.63%, 2/15/2019(b)	10	11
0.75%, 4/25/2034(c)	39	25	DIRECTV Holdings LLC
		$ 554	3.55%, 3/15/2015(b)	200	197
Housewares - 0.07%			5.20%, 3/15/2020(b)	140	138
Libbey Glass Inc			DirecTV Holdings LLC / DirecTV Financing Co Inc
10.00%, 2/15/2015(b)	40	42	4.75%, 10/1/2014(b)	45	47
			DISH DBS Corp
Insurance - 0.56%			6.63%, 10/1/2014	20	20
CNA Financial Corp			7.88%, 9/1/2019	5	5
6.00%, 8/15/2011	40	42	Kabel Deutschland Holding AG
Crum & Forster Holdings Corp			10.63%, 7/1/2014	15	16
7.75%, 5/1/2017	10	10	News America Inc
Genworth Financial Inc			6.20%, 12/15/2034	25	25
6.15%, 11/15/2066(c)	45	35	Nielsen Finance LLC / Nielsen Finance Co
8.63%, 12/15/2016	35	38	10.00%, 8/1/2014	5	5
ING Groep NV			Rainbow National Services LLC
5.78%, 12/29/2049	30	25	10.38%, 9/1/2014(b)	5	5
Liberty Mutual Group Inc			Time Warner Inc
10.75%, 6/15/2058(b),(c)	25	28	4.88%, 3/15/2020	110	107
Lincoln National Corp			UPC Holding BV
5.65%, 8/27/2012	20	21	9.88%, 4/15/2018(b)	15	16
7.00%, 5/17/2066(c)	40	37			$ 823
Teachers Insurance & Annuity Association of			Mining - 0.31%
America			Rio Tinto Finance USA Ltd
6.85%, 12/16/2039(b)	35	38	6.50%, 7/15/2018	35	39
Travelers Cos Inc/The			8.95%, 5/1/2014	15	18
6.25%, 3/15/2067(c)	30	29	Teck Resources Ltd
WR Berkley Corp			9.75%, 5/15/2014	90	107
6.25%, 2/15/2037	30	27	10.25%, 5/15/2016	10	12
		$ 330	10.75%, 5/15/2019	5	6
Internet - 0.01%			Vale Overseas Ltd
Zayo Group LLC/Zayo Capital Inc			6.88%, 11/21/2036	2	2
10.25%, 3/15/2017(b)	5	5			$ 184
			Miscellaneous Manufacturing - 0.31%
Iron & Steel - 0.09%			GE Capital Trust I
Ispat Inland ULC			6.38%, 11/15/2067	80	75
9.75%, 4/1/2014	45	46	Trimas Corp
United States Steel Corp			9.75%, 12/15/2017(b)	15	16
7.38%, 4/1/2020	5	5	Tyco Electronics Group SA
		$ 51	7.13%, 10/1/2037	25	27
			Tyco International Finance SA
			4.13%, 10/15/2014	10	10
See accompanying notes			20

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Miscellaneous Manufacturing (continued)			Mortgage Backed Securities (continued)
Tyco International Ltd / Tyco International Finance			Merrill Lynch/Countrywide Commercial Mortgage
SA			Trust
6.88%, 1/15/2021	$ 45	$ 52	5.70%, 9/12/2049	$ 50	$ 47
		$ 180	5.75%, 6/12/2050(c)	100	15
Mortgage Backed Securities - 4.51%			Morgan Stanley Capital I
Banc of America Commercial Mortgage Inc			0.48%, 6/12/2012(c)	40	34
5.69%, 4/10/2049(c)	20	19	5.36%, 3/15/2044(c)	10	10
5.89%, 7/10/2044	35	34	5.63%, 4/12/2049(c)	25	22
6.18%, 2/10/2051(c)	130	130	RBSCF Trust
Banc of America Funding Corp			5.81%, 7/17/2014(b),(c)	50	39
0.52%, 7/20/2036(c)	169	65	Sequoia Mortgage Trust
Banc of America Large Loan Inc			0.69%, 2/20/2034(c)	59	41
5.20%, 1/25/2017(b)	100	102	Structured Asset Securities Corp
BCRR Trust			5.50%, 6/25/2036(c)	96	24
5.81%, 4/17/2017(b),(c)	25	25	Wachovia Bank Commercial Mortgage Trust
5.86%, 12/15/2043(b)	25	20	0.54%, 10/15/2041(b),(c)	1,432	14
6.50%, 7/17/2017(b)	50	50	5.25%, 12/15/2043	65	65
Bear Stearns Commercial Mortgage Securities			5.68%, 5/15/2046(c)	180	173
5.47%, 6/11/2041	130	135	5.77%, 7/15/2016	50	51
Bella Vista Mortgage Trust			5.90%, 2/15/2051(c)	75	70
0.49%, 5/20/2045(c),(f)	91	52	WAMU Commercial Mortgage Securities Trust
Citigroup Commercial Mortgage Trust			3.83%, 1/25/2035(b)	14	14
6.10%, 12/10/2049(c)	15	15	WaMu Mortgage Pass Through Certificates
Commercial Mortgage Loan Trust			0.47%, 8/25/2046(c),(f)	184	68
6.02%, 9/10/2017(c)	20	20	0.63%, 11/25/2045(c),(f)	44	43
Commercial Mortgage Pass Through Certificates			0.78%, 1/25/2045(c)	74	7
4.05%, 10/15/2037	25	25	4.63%, 5/25/2035(c)	40	38
5.82%, 12/10/2049(c)	85	85	Washington Mutual Alternative Mortgage Pass-
Countrywide Alternative Loan Trust			Through Certificates
1.79%, 7/20/2035(c)	35	18	0.53%, 6/25/2046(c)	133	11
Countrywide Asset-Backed Certificates					$ 2,661
0.65%, 4/25/2036(c)	200	1	Office & Business Equipment - 0.12%
Credit Suisse First Boston Mortgage Securities Corp			Xerox Corp
0.26%, 5/15/2036(b),(c)	548	2	4.25%, 2/15/2015	25	25
0.33%, 11/15/2037(b),(c)	1,196	22	5.50%, 5/15/2012	40	43
Credit Suisse Mortgage Capital Certificates			5.63%, 12/15/2019	5	5
5.66%, 5/10/2017(b)	50	41			$ 73
5.83%, 6/15/2038(c)	60	61	Oil & Gas - 0.63%
6.00%, 6/15/2017(b),(d)	50	46	Anadarko Petroleum Corp
Fannie Mae			5.95%, 9/15/2016	30	33
6.35%, 3/25/2039(c)	24	25	Canadian Natural Resources Ltd
6.36%, 4/25/2039(c)	16	16	5.70%, 5/15/2017	20	21
6.50%, 2/25/2047	27	29	Cenovus Energy Inc
Freddie Mac			4.50%, 9/15/2014(b)	25	26
0.88%, 11/15/2039(c)	38	39	5.70%, 10/15/2019(b)	20	21
5.50%, 9/15/2031(c)	100	106	Chesapeake Energy Corp
GE Capital Commercial Mortgage Corp			7.63%, 7/15/2013	20	21
5.61%, 4/10/2017(c)	135	87	Continental Resources Inc/OK
Greenwich Capital Commercial Funding Corp			7.38%, 10/1/2020(b),(e)	5	5
5.44%, 3/10/2039(c)	30	29	Denbury Resources Inc
5.60%, 7/10/2013	50	51	8.25%, 2/15/2020	10	11
GS Mortgage Securities Corp II			9.75%, 3/1/2016	15	16
5.81%, 8/10/2045(c)	35	32	Ecopetrol SA
Indymac Index Mortgage Loan Trust			7.63%, 7/23/2019	8	9
0.43%, 2/25/2037(c)	160	92	Linn Energy LLC
0.49%, 6/25/2037(c),(f)	118	71	11.75%, 5/15/2017(b)	10	11
JP Morgan Chase Commercial Mortgage Securities			Linn Energy LLC/Linn Energy Finance Corp
Corp			8.63%, 4/15/2020(b),(e)	10	10
5.34%, 5/15/2047	40	39	Marathon Oil Corp
5.72%, 11/15/2017	20	19	6.60%, 10/1/2037	15	16
JP Morgan Mortgage Trust			Newfield Exploration Co
5.97%, 6/25/2036(c)	11	10	6.88%, 2/1/2020	5	5
LB-UBS Commercial Mortgage Trust			Nexen Inc
4.44%, 12/15/2029(c)	100	101	6.40%, 5/15/2037	20	20
5.87%, 9/15/2045(c)	70	69	OPTI Canada Inc
6.15%, 4/15/2041(c)	75	78	7.88%, 12/15/2014	15	14
6.24%, 7/17/2040(c)	50	14	9.00%, 12/15/2012(b)	5	5
			Petrobras International Finance Co
			6.88%, 1/20/2040	2	2
See accompanying notes			21

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Oil & Gas (continued)			Pharmaceuticals - 0.18%
Petro-Canada			AmerisourceBergen Corp
6.80%, 5/15/2038	$ 20	$ 21	5.63%, 9/15/2012	$ 40	$ 43
Petrohawk Energy Corp			Axcan Intermediate Holdings Inc
9.13%, 7/15/2013	15	16	9.25%, 3/1/2015	15	16
10.50%, 8/1/2014	5	6	Elan Finance PLC/Elan Finance Corp
Petroleos de Venezuela SA			8.75%, 10/15/2016(b)	5	5
5.00%, 10/28/2015	20	12	Omnicare Inc
5.25%, 4/12/2017	16	10	6.13%, 6/1/2013	10	10
5.38%, 4/12/2027	3	1	Watson Pharmaceuticals Inc
Petroleum Development Corp			5.00%, 8/15/2014	20	21
12.00%, 2/15/2018	10	11	6.13%, 8/15/2019	15	16
Quicksilver Resources Inc					$ 111
11.75%, 1/1/2016	5	6	Pipelines - 0.49%
Suncor Energy Inc			Copano Energy LLC / Copano Energy Finance Corp
6.85%, 6/1/2039	10	11	7.75%, 6/1/2018	5	5
Swift Energy Co			8.13%, 3/1/2016	21	21
8.88%, 1/15/2020	5	5	El Paso Pipeline Partners Operating Co LLC
Tesoro Corp/Texas			6.50%, 4/1/2020	5	5
6.63%, 11/1/2015	5	5	Enbridge Energy Partners LP
Venoco Inc			5.20%, 3/15/2020	60	60
11.50%, 10/1/2017	5	5	Energy Transfer Partners LP
XTO Energy Inc			6.70%, 7/1/2018	10	11
6.10%, 4/1/2036	15	16	Enterprise Products Operating LLC
		$ 371	6.13%, 10/15/2039	30	30
Oil & Gas Services - 0.03%			MarkWest Energy Partners LP / MarkWest Energy
Weatherford International Ltd			Finance Corp
7.00%, 3/15/2038	20	21	8.75%, 4/15/2018	5	5
			Regency Energy Partners LP/Regency Energy
Other Asset Backed Securities - 2.47%			Finance Corp
Aircraft Certificate Owner Trust			8.38%, 12/15/2013	33	34
6.46%, 9/20/2022(b)	5	4	Rockies Express Pipeline LLC
7.00%, 9/20/2022(b),(d)	5	4	3.90%, 4/15/2015(b)	50	49
Ameriquest Mortgage Securities Inc			Williams Partners LP
0.55%, 3/25/2035(c)	13	12	3.80%, 2/15/2015(b)	50	50
Carrington Mortgage Loan Trust			6.30%, 4/15/2040(b)	20	20
0.53%, 12/25/2035(c)	275	244			$ 290
Citigroup Mortgage Loan Trust Inc			Real Estate - 0.03%
0.40%, 3/25/2037(c)	146	133	Regency Centers LP
CNH Equipment Trust			8.45%, 9/1/2010	20	20
1.54%, 3/15/2025(d)	100	100
1.85%, 12/16/2013	100	101	REITS - 0.31%
Countrywide Asset-Backed Certificates			Brandywine Operating Partnership LP
0.42%, 6/25/2037(c)	150	58	5.63%, 12/15/2010	27	27
0.50%, 3/25/2036(c),(f)	151	89	DuPont Fabros Technology LP
0.54%, 2/25/2036(c)	57	54	8.50%, 12/15/2017(b)	5	5
1.85%, 1/25/2034(c)	123	60	HRPT Properties Trust
Countrywide Home Equity Loan Trust			0.86%, 3/16/2011(c)	25	25
0.43%, 5/15/2036(c)	73	17	iStar Financial Inc
First Franklin Mortgage Loan Asset Backed			5.85%, 3/15/2017	10	7
Certificates			8.00%, 3/15/2011(b)	47	47
0.49%, 11/25/2035(c)	40	40	ProLogis
First Horizon Asset Backed Trust			6.88%, 3/15/2020	65	64
0.38%, 10/25/2026(c)	130	83	Simon Property Group LP
First-Citizens Home Equity Loan LLC			5.65%, 2/1/2020	5	5
0.44%, 9/15/2022(b),(c)	43	23			$ 180
Great America Leasing Receivables			Retail - 0.44%
1.61%, 8/15/2011(b)	100	100	CVS Caremark Corp
JP Morgan Mortgage Acquisition Corp			6.13%, 9/15/2039	40	40
0.40%, 3/25/2037(c)	75	40	CVS Pass-Through Trust
0.42%, 4/25/2036(c)	169	122	7.51%, 1/10/2032(b)	5	5
5.45%, 11/25/2036	120	115	Darden Restaurants Inc
Long Beach Mortgage Loan Trust			6.80%, 10/15/2037(c)	60	63
0.78%, 6/25/2034(c)	30	22	Ferrellgas Partners LP
Marriott Vacation Club Owner Trust			9.13%, 10/1/2017(b)	15	16
5.52%, 5/20/2029(b),(c)	22	22	Macy's Retail Holdings Inc
MSDWCC Heloc Trust			5.75%, 7/15/2014	55	56
0.44%, 7/25/2017(c)	23	11	Sonic Automotive Inc
		$ 1,454	8.63%, 8/15/2013	5	5

See accompanying notes			22

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Retail (continued)			Telecommunications (continued)
Suburban Propane Partners LP/Suburban Energy			Telefonica Emisiones SAU
Finance Corp			4.95%, 1/15/2015	$ 25	$ 26
7.38%, 3/15/2020	$ 5	$ 5	Telesat Canada / Telesat LLC
Toys R Us Property Co LLC			11.00%, 11/1/2015	5	6
8.50%, 12/1/2017(b)	5	5	Verizon Communications Inc
Yum! Brands Inc			6.25%, 4/1/2037	15	15
6.25%, 3/15/2018	50	55	6.35%, 4/1/2019	30	33
6.88%, 11/15/2037	10	11	VIP Finance Ireland Ltd for OJSC Vimpel
		$ 261	Communications
Software - 0.06%			9.13%, 4/30/2018(b)	110	124
First Data Corp			Vodafone Group PLC
9.88%, 9/24/2015	15	13	0.53%, 2/27/2012(c)	75	75
10.55%, 9/24/2015	5	4	0.60%, 6/15/2011(c)	45	45
Open Solutions Inc			West Corp
9.75%, 2/1/2015(b)	20	17	9.50%, 10/15/2014	10	10
		$ 34	Wind Acquisition Finance SA
Sovereign - 0.22%			11.75%, 7/15/2017(b)	10	11
Argentina Bonos					$ 810
7.00%, 10/3/2015	5	4	Transportation - 0.11%
Argentina Government International Bond			CSX Corp
8.28%, 12/31/2033	11	9	6.25%, 3/15/2018	55	59
Peruvian Government International Bond			Navios Maritime Holdings Inc / Navios Maritime
8.38%, 5/3/2016	1	1	Finance US Inc
Russian Foreign Bond - Eurobond			8.88%, 11/1/2017(b)	5	5
7.50%, 3/31/2030(b)	71	82			$ 64
United Mexican States			TOTAL BONDS		$ 14,513
5.95%, 3/19/2019	8	9		Principal
Uruguay Government International Bond				Amount	Value
6.88%, 9/28/2025	6	7	CONVERTIBLE BONDS - 0.07%	(000's)	(000's)
Venezuela Government International Bond			Aerospace & Defense - 0.01%
5.75%, 2/26/2016	4	3	GenCorp Inc
6.00%, 12/9/2020	15	9	4.06%, 12/31/2039(b)	5	5
7.65%, 4/21/2025	6	4
7.75%, 10/13/2019	1	1	Biotechnology - 0.04%
8.50%, 10/8/2014	4	3	Amylin Pharmaceuticals Inc
		$ 132	3.00%, 6/15/2014	25	22
Telecommunications - 1.37%
American Tower Corp			Electronics - 0.01%
7.00%, 10/15/2017	60	67	L-1 Identity Solutions Inc
AT&T Inc			3.75%, 5/15/2027	10	9
5.60%, 5/15/2018	15	16
6.15%, 9/15/2034	40	40	Semiconductors - 0.01%
DigitalGlobe Inc			Jazz Technologies Inc
10.50%, 5/1/2014(b)	15	16	8.00%, 12/31/2011	5	5
Intelsat Luxembourg SA
11.25%, 2/4/2017	15	16	TOTAL CONVERTIBLE BONDS		$ 41
Intelsat Subsidiary Holding Co SA				Principal
8.88%, 1/15/2015(b)	10	10		Amount	Value
8.88%, 1/15/2015	25	26	MUNICIPAL BONDS - 0.16%	(000's)	(000's)
iPCS Inc			California - 0.05%
2.37%, 5/1/2013(c)	5	5	Los Angeles Unified School District/CA
Level 3 Financing Inc			5.75%, 7/1/2034	$ 30	$ 28
9.25%, 11/1/2014	25	24
MasTec Inc			Illinois - 0.07%
7.63%, 2/1/2017	10	10	Chicago Transit Authority
Nextel Communications Inc			6.20%, 12/1/2040(e)	45	45
7.38%, 8/1/2015	50	47
Rogers Wireless Inc			Nevada - 0.04%
6.38%, 3/1/2014	25	28	County of Clark NV
Sprint Nextel Corp			6.88%, 7/1/2042	25	25
8.38%, 8/15/2017	5	5
Telcordia Technologies Inc			TOTAL MUNICIPAL BONDS		$ 98
4.00%, 7/15/2012(b),(c)	15	15
				Principal
Telecom Italia Capital SA			U.S. GOVERNMENT & GOVERNMENT	Amount	Value
0.73%, 2/1/2011(c)	25	25
0.86%, 7/18/2011(c)	45	45	AGENCY OBLIGATIONS - 15.81%	(000's)	(000's)
			Federal Home Loan Mortgage Corporation
5.25%, 11/15/2013	15	16	(FHLMC) - 4.32%
7.00%, 6/4/2018	50	54	4.50%, 4/1/2025(g),(h)	$ 150	$ 156

See accompanying notes			23

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount	Value	U.S. GOVERNMENT & GOVERNMENT	Amount	Value
AGENCY OBLIGATIONS (continued)	(000's)	(000's)	AGENCY OBLIGATIONS (continued)	(000's)	(000's)
Federal Home Loan Mortgage Corporation			U.S. Treasury (continued)
(FHLMC) (continued)			3.38%, 11/15/2019	$ 350	$ 338
4.50%, 6/1/2039(g)	$ 364	$ 365	3.63%, 2/15/2020	30	29
5.00%, 4/1/2025(g),(h)	140	148	4.00%, 8/15/2018	205	211
5.00%, 12/1/2033(g)	238	247	4.38%, 11/15/2039	15	14
5.00%, 4/1/2040(g),(h)	190	196	6.00%, 2/15/2026	305	360
5.00%, 5/1/2040(g),(h)	590	607	6.25%, 5/15/2030	150	184
5.50%, 12/1/2022(g)	48	51	8.13%, 8/15/2019	175	235
5.50%, 5/1/2036(g)	89	94			$ 2,930
5.53%, 6/1/2037(c),(g)	34	36	TOTAL U.S. GOVERNMENT & GOVERNMENT
6.00%, 1/1/2029(g)	33	36	AGENCY OBLIGATIONS		$ 9,320
6.00%, 10/1/2036(c),(g)	56	61		Principal
6.00%, 8/1/2037(g)	139	149		Amount	Value
6.00%, 1/1/2038(c),(g)	24	26	REPURCHASE AGREEMENTS - 1.76%	(000's)	(000's)
6.00%, 7/1/2038(g)	112	121	Banks - 1.76%
6.50%, 6/1/2017(g)	40	43	Investment in Joint Trading Account; Bank of	$ 233	$ 233
6.50%, 5/1/2031(g)	9	10	America Repurchase Agreement; 0.01% dated
6.50%, 6/1/2031(g)	32	35	03/31/10 maturing 04/01/10 (collateralized by
6.50%, 11/1/2031(g)	13	14	Sovereign Agency Issues; $237,420; 0.00% -
6.50%, 10/1/2035(g)	52	57	4.63%; dated 06/25/10 - 10/15/15)
7.00%, 12/1/2027(g)	28	32	Investment in Joint Trading Account; Credit Suisse	466	466
7.50%, 8/1/2030(g)	3	3	Repurchase Agreement; -0.01% dated 03/31/10
7.50%, 1/1/2031(g)	9	11	maturing 04/01/10 (collateralized by US
8.00%, 12/1/2030(g)	44	51	Treasury Notes; $474,842; 0.00% - 5.50%;
		$ 2,549	dated 03/03/10 - 10/05/29)
Federal National Mortgage Association (FNMA) -			Investment in Joint Trading Account; Deutsche Bank	87	87
5.94%			Repurchase Agreement; 0.02% dated 03/31/10
3.37%, 7/1/2034(c),(g)	10	11	maturing 04/01/10 (collateralized by Sovereign
3.89%, 3/1/2035(c),(g)	29	30	Agency Issues; $89,033; 1.13% - 3.75%; dated
4.50%, 9/1/2010(g)	36	37	09/09/11 - 03/09/12)
4.50%, 1/1/2020(g)	28	30	Investment in Joint Trading Account; Morgan Stanley	249	249
4.50%, 4/1/2040(g),(h)	165	165	Repurchase Agreement; 0.01% dated 03/31/10
5.00%, 4/1/2025(g),(h)	280	295	maturing 04/01/10 (collateralized by Sovereign
5.00%, 4/1/2039(g)	76	79	Agency Issues; $254,040; 0.00% - 5.85%; dated
5.00%, 4/15/2040(g),(h)	1,030	1,062	03/03/10 - 02/19/25)
5.50%, 4/1/2035(g)	27	28			$ 1,035
5.50%, 7/1/2035(g)	171	181	TOTAL REPURCHASE AGREEMENTS		$ 1,035
5.50%, 9/1/2035(g)	54	57
5.50%, 7/1/2037(g)	118	125	Total Investments		$ 61,429
5.50%, 7/1/2038(g)	221	233	Liabilities in Excess of Other Assets, Net -
5.50%, 4/1/2039(g)	127	134	(4.24)%		$ (2,500)
5.50%, 4/1/2040(g),(h)	190	200	TOTAL NET ASSETS - 100.00%		$ 58,929
5.66%, 4/1/2037(c),(g)	76	79
5.71%, 2/1/2036(c),(g)	28	30	(a) Non-Income Producing Security
5.75%, 5/1/2037(c),(g)	63	66	(b)		Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 2/1/2025(g)	99	107	1933. These securities may be resold in transactions exempt from
6.00%, 1/1/2037(g)	128	137	registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 11/1/2037(g)	162	173	indicated, these securities are not considered illiquid. At the end of the
6.00%, 3/1/2038(g)	40	42	period, the value of these securities totaled $2,940 or 4.99% of net assets.
6.50%, 2/1/2032(g)	27	30	(c)	Variable Rate. Rate shown is in effect at March 31, 2010
6.50%, 7/1/2037(g)	15	17	(d)		Market value is determined in accordance with procedures established in
6.50%, 7/1/2037(g)	17	18	good faith by the Board of Directors. At the end of the period, the value of
6.50%, 2/1/2038(g)	19	21	these securities totaled $311 or 0.53% of net assets.
6.50%, 9/1/2038(g)	105	114	(e) Security purchased on a when-issued basis.
		$ 3,501	(f) Security is Illiquid
Government National Mortgage Association			(g)		This entity was put into conservatorship by the US Government in 2008.
(GNMA) - 0.58%			See Notes to Financial Statements for additional information.
5.00%, 2/15/2039	172	179	(h)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.00%, 9/20/2026	22	24	Notes to Financial Statements.
6.00%, 1/15/2029	81	88
6.00%, 6/15/2032	8	9
7.00%, 5/15/2031	14	16
7.00%, 2/20/2032	21	24
		$ 340
U.S. Treasury - 4.97%
2.25%, 5/31/2014	600	601
2.63%, 2/29/2016	350	344
3.00%, 8/31/2016	225	223
3.13%, 1/31/2017	350	348
3.13%, 5/15/2019	45	43
See accompanying notes			24

Schedule of Investments
Balanced Account
March 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 4,211
Unrealized Depreciation	(3,059)
Net Unrealized Appreciation (Depreciation)	$ 1,152
Cost for federal income tax purposes	$ 60,277
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Financial	18 .37%
Consumer, Non-cyclical	15 .58%
Mortgage Securities	15 .35%
Technology	8 .76%
Communications	8 .33%
Energy	7 .61%
Industrial	7 .39%
Consumer, Cyclical	6 .93%
Government	5 .19%
Asset Backed Securities	4 .39%
Basic Materials	3 .15%
Utilities	2 .82%
Exchange Traded Funds	0 .21%
Revenue	0 .11%
General Obligation	0 .05%
Liabilities in Excess of Other Assets, Net	(4 .24)%
TOTAL NET ASSETS	100.00%

See accompanying notes	25

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2010 (unaudited)

		Value		Principal
COMMON STOCKS - 0.01%	Shares Held	(000's)		Amount	Value
Banks - 0.01%			BONDS (continued)	(000's)	(000's)
CIT Group Inc (a)	516 $	20	Automobile Parts & Equipment (continued)
			Stanadyne Corp
TOTAL COMMON STOCKS	$ 20		10.00%, 8/15/2014	$ 100	$ 91
	Principal		Tenneco Inc
	Amount	Value	10.25%, 7/15/2013	217	225
BONDS - 63.63%	(000's)	(000's)			$ 493
Aerospace & Defense - 0.27%			Banks - 10.02%
GenCorp Inc			BAC Capital Trust XIII
9.50%, 8/15/2013	$ 398 $	404	0.66%, 3/15/2043(c)	700	480
L-3 Communications Corp			BAC Capital Trust XIV
5.20%, 10/15/2019(b)	505	508	5.63%, 3/15/2043(c)	194	146
	$ 912		Bank of America Corp
Agriculture - 0.83%			4.50%, 4/1/2015	3,255	3,282
Altria Group Inc			8.00%, 12/29/2049(c)	520	531
9.70%, 11/10/2018	1,645	2,023	Barclays Bank PLC
Philip Morris International Inc			3.90%, 4/7/2015(e)	325	326
4.50%, 3/26/2020	820	800	Capital One Financial Corp
	$ 2,823		5.70%, 9/15/2011	310	324
Airlines - 0.37%			CIT Group Inc
American Airlines Pass Through Trust 2001-02			7.00%, 5/1/2013	6	6
7.86%, 10/1/2011	180	185	7.00%, 5/1/2014	9	8
American Airlines Pass Through Trust 2009-1A			7.00%, 5/1/2015	9	8
10.38%, 7/2/2019	134	155	7.00%, 5/1/2016	15	14
Delta Air Lines Inc			7.00%, 5/1/2017	21	19
6.72%, 1/2/2023	336	313	Citigroup Inc
7.92%, 5/18/2012	300	305	5.63%, 8/27/2012	705	739
UAL 2007-1 Pass Through Trust			6.01%, 1/15/2015	1,200	1,261
2.68%, 7/2/2014(b),(c),(d)	67	49	Deutsche Bank AG
UAL 2009-1 Pass Through Trust			3.45%, 3/30/2015	1,165	1,158
10.40%, 11/1/2016	65	70	Discover Bank/Greenwood DE
UAL 2009-2A Pass Through Trust			8.70%, 11/18/2019	1,875	2,054
9.75%, 1/15/2017	100	105	GMAC Inc
UAL Pass Through Trust Series 2000-1			6.00%, 12/15/2011	136	136
8.03%, 7/1/2011	60	86	6.63%, 5/15/2012	104	105
	$ 1,268		6.88%, 9/15/2011	177	180
			8.00%, 3/15/2020(b)	190	195
Apparel - 0.05%			8.30%, 2/12/2015(b)	195	205
Rafaella Apparel Group Inc
11.25%, 6/15/2011	268	177	Goldman Sachs Group Inc/The
			0.43%, 2/6/2012(c)	500	497
Automobile Asset Backed Securities - 0.62%			HSBC USA Capital Trust I
			7.81%, 12/15/2026(b),(f)	850	778
AmeriCredit Automobile Receivables Trust
0.25%, 4/6/2012(c)	17	17	JP Morgan Chase & Co
Capital Auto Receivables Asset Trust			4.95%, 3/25/2020	1,510	1,497
5.52%, 3/15/2011(c)	670	672	5.25%, 5/1/2015	1,000	1,054
Capital One Auto Finance Trust			Kazkommerts International BV
0.27%, 10/15/2012(c)	248	246	8.50%, 4/16/2013	33	32
Ford Credit Auto Owner Trust			Lloyds TSB Bank PLC
			4.38%, 1/12/2015(b)	2,390	2,356
5.30%, 6/15/2012	600	629	5.80%, 1/13/2020(b)	1,525	1,488
5.60%, 10/15/2012	240	256
5.69%, 11/15/2012(c)	180	193	Morgan Stanley
Hyundai Auto Receivables Trust			4.10%, 1/26/2015	1,095	1,089
0.63%, 1/17/2012(c)	98	98	5.63%, 9/23/2019	785	782
	$ 2,111		6.63%, 4/1/2018	860	917
			NB Capital Trust II
Automobile Floor Plan Asset Backed Securities -			7.83%, 12/15/2026	700	691
0.61%			PNC Funding Corp
BMW Floorplan Master Owner Trust			0.39%, 1/31/2012(c)	1,000	993
1.38%, 9/15/2014(b),(c)	1,500	1,500
			PNC Preferred Funding Trust III
Swift Master Auto Receivables Trust			8.70%, 2/28/2049(b),(c)	200	210
0.33%, 6/15/2012(c)	600	599
			Rabobank Nederland NV
	$ 2,099		11.00%, 12/29/2049(b),(c)	281	362
Automobile Manufacturers - 0.03%			Royal Bank of Scotland Group PLC
Oshkosh Corp			4.70%, 7/3/2018	77	62
8.25%, 3/1/2017(b)	55	57
8.50%, 3/1/2020(b)	55	57	5.05%, 1/8/2015	200	189
			Royal Bank of Scotland PLC/The
	$ 114		4.88%, 3/16/2015	2,755	2,754
Automobile Parts & Equipment - 0.14%			Santander US Debt SA Unipersonal
Goodyear Tire & Rubber Co/The			3.72%, 1/20/2015(b)	2,700	2,690
8.63%, 12/1/2011	170	177	SunTrust Preferred Capital I
			5.85%, 12/31/2049(c)	47	36
See accompanying notes			26

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Banks (continued)			Commercial Services (continued)
Svenska Handelsbanken AB			Avis Budget Car Rental LLC / Avis Budget Finance
5.13%, 3/30/2020(b)	$ 2,000 $	2,000	Inc
Wells Fargo & Co			9.63%, 3/15/2018(b)	$ 75	$ 79
0.47%, 8/20/2010(c)	120	120	Garda World Security Corp
3.63%, 4/15/2015	975	967	9.75%, 3/15/2017(b)	55	56
7.98%, 3/29/2049(c)	350	366	Hertz Corp/The
Wells Fargo Bank NA			8.88%, 1/1/2014	150	154
0.46%, 5/16/2016(c)	625	571	Quintiles Transnational Corp
Westpac Banking Corp			9.50%, 12/30/2014(b)	165	168
4.20%, 2/27/2015	515	530	RSC Equipment Rental Inc/RSC Holdings III LLC
	$ 34,208		10.25%, 11/15/2019(b)	85	85
Beverages - 1.18%			Trico Shipping AS
Anheuser-Busch InBev Worldwide Inc			11.88%, 11/1/2014(b)	110	105
2.50%, 3/26/2013(b)	545	546			$ 749
4.13%, 1/15/2015	60	62	Computers - 0.31%
5.00%, 4/15/2020(b)	1,025	1,028	Affiliated Computer Services Inc
5.38%, 11/15/2014(b)	910	986	5.20%, 6/1/2015	740	762
5.38%, 1/15/2020	100	103	Seagate Technology HDD Holdings
6.88%, 11/15/2019(b)	175	201	6.80%, 10/1/2016	210	210
Coca-Cola Femsa SAB de CV			Seagate Technology International/Cayman Islands
4.63%, 2/15/2020(b)	295	289	10.00%, 5/1/2014(b)	95	108
Constellation Brands Inc					$ 1,080
7.25%, 9/1/2016	65	67	Consumer Products - 0.02%
8.38%, 12/15/2014	105	113	Yankee Acquisition Corp/MA
Dr Pepper Snapple Group Inc			9.75%, 2/15/2017	83	86
2.35%, 12/21/2012	130	131
6.82%, 5/1/2018	433	495	Credit Card Asset Backed Securities - 0.31%
	$ 4,021		Cabela's Master Credit Card Trust
Biotechnology - 0.07%			4.31%, 12/16/2013(b)	540	550
Talecris Biotherapeutics Holdings Corp			Discover Card Master Trust
7.75%, 11/15/2016(b)	255	256	5.65%, 3/16/2020	462	506
					$ 1,056
Building Materials - 0.38%			Distribution & Wholesale - 0.27%
Lafarge SA			McJunkin Red Man Corp
6.15%, 7/15/2011	270	282	9.50%, 12/15/2016(b)	105	107
Martin Marietta Materials Inc			Minerva Overseas II Ltd
0.40%, 4/30/2010(c)	855	854	10.88%, 11/15/2019(b)	502	542
Masco Corp			10.88%, 11/15/2019	100	108
7.13%, 3/15/2020	175	177	Wesco Distribution Inc
	$ 1,313		7.50%, 10/15/2017	175	171
Chemicals - 0.43%					$ 928
Dow Chemical Co/The			Diversified Financial Services - 5.17%
5.90%, 2/15/2015	955	1,034	AES Red Oak LLC
Nova Chemicals Corp			8.54%, 11/30/2019	159	162
8.63%, 11/1/2019(b)	130	134	Capital One Capital V
Phibro Animal Health Corp			10.25%, 8/15/2039	260	308
10.00%, 8/1/2013(b)	100	104	Capital One Capital VI
Reichhold Industries Inc			8.88%, 5/15/2040	955	1,041
9.00%, 8/15/2014(b)	175	165	CEDC Finance Corp International Inc
Sherwin-Williams Co/The			9.13%, 12/1/2016(b)	305	322
3.13%, 12/15/2014	50	50	Citigroup Capital XXI
	$ 1,487		8.30%, 12/21/2057	270	273
Coal - 0.20%			Countrywide Financial Corp
Arch Coal Inc			6.25%, 5/15/2016	385	395
8.75%, 8/1/2016(b)	140	148	Credit Acceptance Corp
Bumi Capital Pte Ltd			9.13%, 2/1/2017(b)	75	77
12.00%, 11/10/2016(b)	200	218	Discover Financial Services
Consol Energy Inc			10.25%, 7/15/2019	840	999
8.00%, 4/1/2017(b)	215	221	E*Trade Financial Corp
Drummond Co Inc			7.38%, 9/15/2013	225	216
9.00%, 10/15/2014(b)	70	72	12.50%, 11/30/2017	111	133
International Coal Group Inc			Financiera Independencia SAB de CV
9.13%, 4/1/2018	40	41	10.00%, 3/30/2015(b)	234	235
	$ 700		Ford Motor Credit Co LLC
Commercial Services - 0.22%			7.88%, 6/15/2010	110	111
Aramark Corp			General Electric Capital Corp
8.50%, 2/1/2015	100	102	6.00%, 8/7/2019	1,395	1,474
			Goldman Sachs Capital I
			6.35%, 2/15/2034	125	115
See accompanying notes			27

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Diversified Financial Services (continued)			Electric (continued)
Goldman Sachs Capital II			Jersey Central Power & Light Co
5.79%, 12/29/2049(c)	$ 200 $	170	7.35%, 2/1/2019	$ 190	$ 220
Grupo Papelero Scribe SA			Mirant Americas Generation LLC
8.88%, 4/7/2020(b),(d),(e)	301	300	8.30%, 5/1/2011	155	159
HSBC Finance Capital Trust IX			8.50%, 10/1/2021	125	118
5.91%, 11/30/2035	160	142	Mirant Mid Atlantic Pass Through Trust C
Icahn Enterprises LP / Icahn Enterprises Finance			10.06%, 12/30/2028	399	421
Corp			Nisource Finance Corp
7.75%, 1/15/2016(b)	200	192	5.40%, 7/15/2014	350	369
International Lease Finance Corp			6.40%, 3/15/2018	350	375
5.63%, 9/15/2010	20	20	Northern States Power Co/MN
5.65%, 6/1/2014	400	371	5.35%, 11/1/2039	115	109
8.63%, 9/15/2015(b)	135	138	NRG Energy Inc
Janus Capital Group Inc			7.25%, 2/1/2014	340	342
6.95%, 6/15/2017(c)	150	149	7.38%, 1/15/2017	210	208
LBG Capital No.1 PLC			PacifiCorp
8.00%, 6/15/2049(b),(c)	100	85	5.65%, 7/15/2018	170	184
LBI Escrow Corp			6.25%, 10/15/2037	30	32
8.00%, 11/1/2017(b),(e)	70	73	Reliant Energy Mid-Atlantic Power Holdings LLC
Merrill Lynch & Co Inc			9.24%, 7/2/2017	371	397
0.45%, 11/1/2011(c)	875	865	United Maritime Group LLC/United Maritime Group
0.48%, 6/5/2012(c)	400	392	Finance Corp
7.75%, 5/14/2038	180	200	11.75%, 6/15/2015(b)	110	113
Nissan Motor Acceptance Corp					$ 7,295
3.25%, 1/30/2013(b)	215	217	Electrical Components & Equipment - 0.06%
Nomura Holdings Inc			Coleman Cable Inc
6.70%, 3/4/2020	2,705	2,807	9.00%, 2/15/2018(b)	200	202
OMX Timber Finance Investments I LLC
5.42%, 1/29/2020(b),(c),(d)	1,635	1,523	Electronics - 0.16%
Pinnacle Foods Finance LLC / Pinnacle Foods			NXP BV / NXP Funding LLC
Finance Corp			3.00%, 10/15/2013(c)	110	103
9.25%, 4/1/2015(b)	115	118	9.50%, 10/15/2015	375	371
SLM Corp			Viasystems Inc
0.41%, 7/26/2010(c)	650	641	12.00%, 1/15/2015(b)	55	60
4.50%, 7/26/2010	175	176			$ 534
8.00%, 3/25/2020	2,000	1,947	Energy - Alternate Sources - 0.04%
Textron Financial Corp			Headwaters Inc
0.38%, 2/25/2011(c)	1,000	983	11.38%, 11/1/2014(b)	135	141
TNK-BP Finance SA
7.25%, 2/2/2020(b)	100	104	Engineering & Contruction - 0.04%
UBS Preferred Funding Trust V			Dycom Investments Inc
6.24%, 5/29/2049	175	157	8.13%, 10/15/2015	130	121
	$ 17,631
Electric - 2.14%			Entertainment - 0.45%
AES Corp/The			CCM Merger Inc
9.75%, 4/15/2016(b)	260	282	8.00%, 8/1/2013(b)	170	148
Baltimore Gas & Electric Co			Choctaw Resort Development Enterprise
5.90%, 10/1/2016	255	274	7.25%, 11/15/2019(b)	332	226
CE Generation LLC			Lions Gate Entertainment Inc
7.42%, 12/15/2018	137	138	10.25%, 11/1/2016(b)	105	107
CMS Energy Corp			Peninsula Gaming LLC
6.25%, 2/1/2020	650	642	8.38%, 8/15/2015(b)	120	120
6.55%, 7/17/2017	310	320	10.75%, 8/15/2017(b)	305	291
Dynegy Holdings Inc			Pinnacle Entertainment Inc
7.50%, 6/1/2015	225	187	7.50%, 6/15/2015	100	86
Elwood Energy LLC			8.63%, 8/1/2017(b)	95	93
8.16%, 7/5/2026	379	359	WMG Acquisition Corp
Enel Finance International SA			7.38%, 4/15/2014	290	278
3.88%, 10/7/2014(b)	350	355	WMG Holdings Corp
5.13%, 10/7/2019(b)	595	588	9.50%, 12/15/2014	204	206
Energy Future Holdings Corp					$ 1,555
9.75%, 10/15/2019	223	221	Environmental Control - 0.29%
10.00%, 1/15/2020(b)	105	109	Republic Services Inc
Energy Future Intermediate Holding Co LLC			5.50%, 9/15/2019(b)	315	323
9.75%, 10/15/2019	275	272	6.20%, 3/1/2040(b)	485	472
FirstEnergy Solutions Corp			WCA Waste Corp
6.05%, 8/15/2021	265	265	9.25%, 6/15/2014(f)	200	201
Indiantown Cogeneration LP					$ 996
9.26%, 12/15/2010	232	236
See accompanying notes			28

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Food - 0.56%			Home Equity Asset Backed Securities (continued)
B&G Foods Inc			GMAC Mortgage Corp Loan Trust
7.63%, 1/15/2018	$ 50 $	51	5.75%, 10/25/2036	$ 550	$ 307
Kraft Foods Inc			5.81%, 10/25/2036	292	155
5.38%, 2/10/2020	1,125	1,143	GSAA Trust
6.50%, 2/9/2040	625	648	0.39%, 4/25/2047(c)	1,497	157
TreeHouse Foods Inc			New Century Home Equity Loan Trust
7.75%, 3/1/2018	55	57	0.54%, 3/25/2035(c)	25	23
	$ 1,899		Option One Mortgage Loan Trust
Forest Products & Paper - 0.17%			0.70%, 3/25/2037(c),(f)	825	12
Cascades Inc			1.30%, 5/25/2034(c)	326	230
7.88%, 1/15/2020(b)	75	75	Residential Asset Securities Corp
Corp Durango SAB de CV			0.40%, 9/25/2036(c)	750	556
6.00%, 8/27/2016(c)	424	347	Saxon Asset Securities Trust
Domtar Corp			1.94%, 3/25/2035(c)	182	59
10.75%, 6/1/2017	130	158	Specialty Underwriting & Residential Finance
	$ 580		1.01%, 2/25/2035(c)	199	168
Healthcare - Products - 0.79%			WAMU Asset-Backed Certificates
Angiotech Pharmaceuticals Inc			0.42%, 5/25/2037(c)	795	486
4.00%, 12/1/2013(c)	450	367	0.42%, 7/25/2047(c)	2,000	794
Boston Scientific Corp			Wells Fargo Home Equity Trust
4.50%, 1/15/2015	1,170	1,121	0.54%, 10/25/2035(c)	662	587
5.13%, 1/12/2017	310	291			$ 5,794
6.00%, 1/15/2020	820	775	Insurance - 2.14%
7.00%, 11/15/2035	145	130	CNA Financial Corp
	$ 2,684		6.00%, 8/15/2011	375	391
Healthcare - Services - 0.85%			Crum & Forster Holdings Corp
Alliance HealthCare Services Inc			7.75%, 5/1/2017	200	198
8.00%, 12/1/2016(b)	135	126	Genworth Financial Inc
HCA Inc			6.15%, 11/15/2066(c)	470	362
9.63%, 11/15/2016	35	37	8.63%, 12/15/2016	1,040	1,135
9.88%, 2/15/2017(b)	200	218	ING Groep NV
HCA Inc/DE			5.78%, 12/29/2049	460	392
8.50%, 4/15/2019(b)	115	124	Liberty Mutual Group Inc
9.25%, 11/15/2016	835	888	10.75%, 6/15/2058(b),(c)	560	627
Healthsouth Corp			Lincoln National Corp
10.75%, 6/15/2016	95	103	5.65%, 8/27/2012	200	212
IASIS Healthcare LLC / IASIS Capital Corp			7.00%, 5/17/2066(c)	825	751
8.75%, 6/15/2014	135	137	Metropolitan Life Global Funding I
Multiplan Inc			0.29%, 5/17/2010(b),(c)	1,125	1,125
10.38%, 4/15/2016(b)	180	185	Teachers Insurance & Annuity Association of
Quest Diagnostics Inc			America
5.45%, 11/1/2015	175	189	6.85%, 12/16/2039(b)	750	814
Quest Diagnostics Inc/DE			Travelers Cos Inc/The
4.75%, 1/30/2020	140	137	6.25%, 3/15/2067(c)	1,050	1,034
Select Medical Corp			WR Berkley Corp
7.63%, 2/1/2015	215	205	6.25%, 2/15/2037	310	279
Tenet Healthcare Corp					$ 7,320
9.25%, 2/1/2015(c)	165	173	Internet - 0.03%
US Oncology Inc			Zayo Group LLC/Zayo Capital Inc
9.13%, 8/15/2017	190	199	10.25%, 3/15/2017(b)	105	106
10.75%, 8/15/2014	160	166
	$ 2,887		Iron & Steel - 0.38%
Holding Companies - Diversified - 0.07%			Evraz Group SA
ESI Tractebel Acquisition Corp			9.50%, 4/24/2018(b)	500	537
7.99%, 12/30/2011	252	252	Ispat Inland ULC
			9.75%, 4/1/2014	660	682
Home Equity Asset Backed Securities - 1.70%			United States Steel Corp
American Home Mortgage Investment Trust			7.38%, 4/1/2020	80	80
0.44%, 11/25/2030(c),(f)	533	184			$ 1,299
Bear Stearns Asset Backed Securities Trust			Leisure Products & Services - 0.01%
0.41%, 8/25/2036(c)	1,530	744	Royal Caribbean Cruises Ltd
0.85%, 3/25/2034(c)	460	327	7.25%, 6/15/2016	20	20
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036	526	268	Lodging - 0.31%
5.51%, 8/25/2036	481	309	Harrah's Operating Co Inc
6.09%, 6/25/2021(c)	498	167	10.00%, 12/15/2018	42	35
First NLC Trust			10.00%, 12/15/2018	502	416
0.55%, 9/25/2035(c)	266	261	11.25%, 6/1/2017	15	16

See accompanying notes			29

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Lodging (continued)			Miscellaneous Manufacturing (continued)
MGM Mirage			Tyco Electronics Group SA
8.50%, 9/15/2010	$ 325 $	327	6.00%, 10/1/2012	$ 170	$ 183
13.00%, 11/15/2013	80	93	7.13%, 10/1/2037	400	438
Wyndham Worldwide Corp			Tyco International Finance SA
7.38%, 3/1/2020	165	167	4.13%, 10/15/2014	130	134
	$ 1,054		Tyco International Ltd / Tyco International Finance
Machinery - Diversified - 0.03%			SA
Manitowoc Co Inc/The			6.88%, 1/15/2021	650	743
9.50%, 2/15/2018	100	104			$ 2,910
			Mortgage Backed Securities - 13.14%
Media - 3.45%			Banc of America Commercial Mortgage Inc
Clear Channel Worldwide Holdings Inc			4.97%, 7/10/2043	250	71
9.25%, 12/15/2017(b)	50	52	5.45%, 1/15/2049	381	374
9.25%, 12/15/2017(b)	80	84	5.63%, 4/10/2049	1,000	1,026
Comcast Corp			5.67%, 1/15/2049(b),(c)	185	19
5.15%, 3/1/2020	1,020	1,029	5.69%, 4/10/2049(c)	1,020	979
6.40%, 3/1/2040	625	635	5.89%, 7/10/2044	300	294
6.45%, 3/15/2037	135	137	6.18%, 2/10/2051(c)	1,000	1,003
COX Communications Inc			Banc of America Funding Corp
5.45%, 12/15/2014	290	313	0.32%, 7/20/2036(c)	499	489
6.75%, 3/15/2011	395	414	Banc of America Large Loan Inc
CSC Holdings LLC			5.20%, 1/25/2017(b)	638	651
8.50%, 4/15/2014(b)	40	43	BCRR Trust
DIRECTV Holdings LLC			5.81%, 4/17/2017(b),(c)	275	273
3.55%, 3/15/2015(b)	3,080	3,031	5.86%, 12/15/2043(b)	335	273
5.20%, 3/15/2020(b)	2,135	2,102	6.50%, 7/17/2017(b)	50	50
DirecTV Holdings LLC / DirecTV Financing Co Inc			Bear Stearns Commercial Mortgage Securities
4.75%, 10/1/2014(b)	590	616	7.00%, 5/20/2030	244	259
DISH DBS Corp			Bear Stearns Mortgage Funding Trust
6.63%, 10/1/2014	35	35	0.46%, 7/25/2036(c)	1,581	800
7.75%, 5/31/2015	285	298	Bella Vista Mortgage Trust
7.88%, 9/1/2019	105	109	0.49%, 5/20/2045(c),(f)	194	112
Kabel Deutschland Holding AG			Chase Commercial Mortgage Securities Corp
10.63%, 7/1/2014	285	299	7.63%, 7/15/2032	287	287
News America Inc			Citigroup Commercial Mortgage Trust
6.20%, 12/15/2034	365	364	0.52%, 10/15/2049(c)	12,206	195
Nielsen Finance LLC / Nielsen Finance Co			6.10%, 12/10/2049(c)	625	630
10.00%, 8/1/2014	215	225	Commercial Mortgage Loan Trust
Rainbow National Services LLC			6.02%, 9/10/2017(c)	1,120	1,101
10.38%, 9/1/2014(b)	140	148	Commercial Mortgage Pass Through Certificates
Time Warner Inc			5.82%, 12/10/2049(c)	1,010	1,010
4.88%, 3/15/2020	1,595	1,558	5.82%, 12/10/2049(c)	1,000	289
UPC Holding BV			Countrywide Alternative Loan Trust
9.88%, 4/15/2018(b)	275	289	0.52%, 7/25/2046(c)	240	75
	$ 11,781		1.79%, 7/20/2035(c)	240	119
Mining - 1.19%			Countrywide Home Loan Mortgage Pass Through
Freeport-McMoRan Copper & Gold Inc			Trust
3.88%, 4/1/2015(c)	100	101	0.45%, 4/25/2046(c)	985	496
Prime Dig Pte Ltd			Credit Suisse First Boston Mortgage Securities Corp
11.75%, 11/3/2014	100	108	0.26%, 5/15/2036(b),(c)	3,564	12
Rio Tinto Finance USA Ltd			0.33%, 11/15/2037(b),(c)	6,779	127
6.50%, 7/15/2018	515	580	Credit Suisse Mortgage Capital Certificates
8.95%, 5/1/2014	200	241	0.15%, 12/15/2039	4,028	64
9.00%, 5/1/2019	65	83	0.57%, 9/15/2039(b)	13,266	234
Teck Resources Ltd			5.38%, 12/15/2016(b)	50	35
9.75%, 5/15/2014	1,550	1,837	5.66%, 5/10/2017(b)	500	405
10.25%, 5/15/2016	175	208	5.70%, 7/15/2017(b)	900	874
10.75%, 5/15/2019	100	123	5.70%, 7/15/2017(b)	380	277
Vulcan Materials Co			5.72%, 6/15/2039(c)	665	599
1.51%, 12/15/2010(c)	775	774	5.83%, 6/15/2038(c)	615	621
	$ 4,055		6.00%, 6/15/2017(b),(d)	300	276
Miscellaneous Manufacturing - 0.85%			6.00%, 7/15/2017(b),(d)	200	118
GE Capital Trust I			Developers Diversified Realty Corp
6.38%, 11/15/2067	1,105	1,032	3.81%, 10/14/2014(b)	99	101
Textron Inc			Downey Savings & Loan Association Mortgage Loan
6.20%, 3/15/2015	300	318	Trust
Trimas Corp			0.50%, 4/19/2047(c)	857	146
9.75%, 12/15/2017(b)	60	62	Fannie Mae
			0.45%, 1/25/2023(c)	263	261
See accompanying notes			30

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Fannie Mae (continued)			Merrill Lynch/Countrywide Commercial Mortgage
0.50%, 11/25/2022(c)	$ 181 $	180	Trust (continued)
0.50%, 3/25/2035(c)	258	257	5.70%, 9/12/2049	$ 650	$ 613
0.55%, 2/25/2018(c)	169	169	5.75%, 6/12/2050(c)	1,120	170
0.55%, 2/25/2032(c)	246	246	Morgan Stanley Capital I
6.35%, 3/25/2039(c)	449	463	0.48%, 6/12/2012(c)	690	592
6.36%, 4/25/2039(c)	294	300	5.36%, 3/15/2044(c)	1,120	1,087
6.50%, 2/25/2047	304	328	5.63%, 4/12/2049(c)	150	133
Fannie Mae Whole Loan			Morgan Stanley Reremic Trust
0.45%, 5/25/2035(c)	410	408	3.00%, 1/17/2013(b),(d)	309	307
FDIC Structured Sale Guaranteed Notes			5.81%, 8/12/2045(b),(c)	300	231
0.78%, 2/25/2048(b),(c),(d)	1,000	1,000	5.81%, 8/12/2045(b),(c)	1,560	1,574
Freddie Mac			Nomura Asset Acceptance Corp
0.68%, 6/15/2023(c)	299	296	0.60%, 2/25/2035(c)	38	30
0.88%, 11/15/2039(c)	557	562	RBSCF Trust
5.50%, 9/15/2031(c)	950	1,006	5.81%, 7/17/2014(b),(c)	150	117
GE Capital Commercial Mortgage Corp			Residential Accredit Loans Inc
0.20%, 5/10/2014	28,094	196	0.40%, 2/25/2047(c)	1,524	700
0.59%, 3/10/2040(b),(c)	5,685	32	0.44%, 7/25/2037(c),(f)	632	335
5.61%, 4/10/2017(c)	1,100	711	Structured Adjustable Rate Mortgage Loan Trust
GMAC Commercial Mortgage Securities Inc			0.44%, 7/25/2037(c)	1,009	592
0.84%, 3/10/2038(b),(c)	2,901	23	0.95%, 8/25/2034(c),(f)	569	53
Greenpoint Mortgage Funding Trust			Structured Asset Mortgage Investments Inc
0.52%, 6/25/2045(c)	185	53	0.48%, 5/25/2045(c)	1,253	707
0.55%, 6/25/2045(c)	174	31	Structured Asset Securities Corp
GS Mortgage Securities Corp II			5.50%, 6/25/2036(c)	959	240
0.00%, 6/12/2016(a),(b)	100	93	Wachovia Bank Commercial Mortgage Trust
0.65%, 11/10/2039(b)	7,403	195	0.54%, 10/15/2041(b),(c)	9,309	89
5.81%, 8/10/2045(c)	1,775	1,645	5.25%, 12/15/2043	695	693
GSR Mortgage Loan Trust			5.60%, 12/15/2043	250	7
0.51%, 8/25/2046(c),(f)	1,595	416	5.68%, 5/15/2046(c)	640	616
0.61%, 12/25/2035(c)	86	54	5.77%, 7/15/2016	840	856
Harborview Mortgage Loan Trust			5.82%, 5/15/2046(c)	340	266
0.48%, 3/19/2037(c)	639	356	5.90%, 2/15/2051(c)	500	466
Homebanc Mortgage Trust			WAMU Commercial Mortgage Securities Trust
0.59%, 1/25/2036(c),(f)	1,203	484	3.83%, 1/25/2035(b)	115	117
Impac CMB Trust			WaMu Mortgage Pass Through Certificates
0.68%, 4/25/2035(c)	119	29	0.48%, 4/25/2045(c)	88	70
1.23%, 10/25/2033(c)	72	43	0.50%, 11/25/2045(c)	63	62
1.23%, 10/25/2034(c)	254	135	0.52%, 4/25/2045(c)	88	52
Indymac Index Mortgage Loan Trust			0.54%, 7/25/2045(c)	217	168
0.43%, 2/25/2037(c)	1,620	931	0.56%, 1/25/2045(c)	158	122
0.48%, 4/25/2035(c)	150	80	0.63%, 11/25/2045(c),(f)	407	395
0.49%, 6/25/2037(c),(f)	1,138	685	0.78%, 1/25/2045(c)	479	43
JP Morgan Chase Commercial Mortgage Securities			0.89%, 12/25/2027(c),(f)	407	325
Corp			4.63%, 5/25/2035(c)	260	249
5.34%, 5/15/2047	610	595	Washington Mutual Alternative Mortgage Pass-
5.44%, 5/15/2045(c)	525	410	Through Certificates
5.45%, 6/12/2041(c)	500	339	0.43%, 1/25/2047(c)	913	117
5.63%, 12/5/2019(b)	405	428	0.50%, 2/25/2036(c)	220	108
5.72%, 11/15/2017	260	246	0.53%, 6/25/2046(c)	1,184	98
5.82%, 6/15/2049(c)	270	259			$ 44,874
6.10%, 2/12/2051(c)	400	210	Office & Business Equipment - 0.38%
6.20%, 2/12/2051(b),(c)	400	100	Xerox Corp
JP Morgan Mortgage Trust			4.25%, 2/15/2015	470	474
5.97%, 6/25/2036(c)	103	92	5.50%, 5/15/2012	635	673
LB-UBS Commercial Mortgage Trust			5.63%, 12/15/2019	135	139
0.32%, 2/15/2040(c)	23,267	437			$ 1,286
5.56%, 2/15/2040(c)	440	194	Oil & Gas - 1.96%
5.86%, 7/15/2040(c)	100	98	Alliance Oil Co Ltd
5.87%, 9/15/2045(c)	1,450	1,427	9.88%, 3/11/2015(b)	200	206
6.15%, 4/15/2041(c)	375	237	Canadian Natural Resources Ltd
6.24%, 7/17/2040(c)	350	97	5.70%, 5/15/2017	350	374
Merrill Lynch Mortgage Trust			Cenovus Energy Inc
5.78%, 8/12/2016	750	619	4.50%, 9/15/2014(b)	280	292
Merrill Lynch/Countrywide Commercial Mortgage			5.70%, 10/15/2019(b)	195	205
Trust			Chesapeake Energy Corp
0.53%, 8/12/2048(c)	8,037	203	7.63%, 7/15/2013	195	203
5.39%, 12/12/2049(b),(c)	250	51	9.50%, 2/15/2015	35	38
See accompanying notes			31

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
ConocoPhillips			Countrywide Asset-Backed Certificates (continued)
4.60%, 1/15/2015	$ 5 $	5	0.77%, 6/25/2035(c)	$ 685	$ 617
Continental Resources Inc/OK			Countrywide Home Equity Loan Trust
7.38%, 10/1/2020(b),(e)	40	40	0.43%, 5/15/2036(c)	511	120
Denbury Resources Inc			0.46%, 12/15/2035(c)	533	199
8.25%, 2/15/2020	205	217	First Horizon Asset Back Trust
9.75%, 3/1/2016	320	352	0.41%, 10/25/2034(c)	541	239
Gaz Capital SA for Gazprom			First-Citizens Home Equity Loan LLC
7.29%, 8/16/2037(b)	400	401	0.44%, 9/15/2022(b),(c)	249	135
Linn Energy LLC			GMAC Mortgage Corp Loan Trust
9.88%, 7/1/2018	245	262	0.43%, 8/25/2035(c)	669	260
11.75%, 5/15/2017(b)	60	68	0.46%, 11/25/2036(c)	1,257	498
Linn Energy LLC/Linn Energy Finance Corp			JP Morgan Mortgage Acquisition Corp
8.63%, 4/15/2020(b),(e)	200	200	0.33%, 3/25/2037(c)	248	231
Marathon Oil Corp			0.40%, 3/25/2037(c)	720	386
6.60%, 10/1/2037	190	200	0.42%, 4/25/2036(c)	1,288	933
Newfield Exploration Co			5.45%, 11/25/2036	1,225	1,172
6.88%, 2/1/2020	150	151	Lehman XS Trust
Nexen Inc			0.45%, 9/25/2035(c)	129	126
6.40%, 5/15/2037	300	303	Long Beach Mortgage Loan Trust
OPTI Canada Inc			0.40%, 7/25/2036(c)	1,245	420
7.88%, 12/15/2014	290	271	0.78%, 6/25/2034(c)	170	121
9.00%, 12/15/2012(b)	30	31	Marriott Vacation Club Owner Trust
Petrohawk Energy Corp			5.52%, 5/20/2029(b),(c)	195	198
9.13%, 7/15/2013	275	287	MSDWCC Heloc Trust
10.50%, 8/1/2014	95	105	0.44%, 7/25/2017(c)	150	72
Petroleos de Venezuela SA			SACO I Inc
5.00%, 10/28/2015	353	216	0.39%, 6/25/2036(c),(f)	458	74
5.25%, 4/12/2017	67	41	Washington Mutual Asset-Backed Certificates
5.38%, 4/12/2027	42	19	0.43%, 4/25/2036(c)	1,144	893
5.50%, 4/12/2037	4	2			$ 8,786
Petroleum Development Corp			Packaging & Containers - 0.01%
12.00%, 2/15/2018	290	307	Plastipak Holdings Inc
Quicksilver Resources Inc			10.63%, 8/15/2019(b)	45	50
11.75%, 1/1/2016	217	249
Suncor Energy Inc			Pharmaceuticals - 0.56%
6.85%, 6/1/2039	135	146	AmerisourceBergen Corp
Swift Energy Co			5.63%, 9/15/2012	320	345
8.88%, 1/15/2020	20	21	Axcan Intermediate Holdings Inc
Tesoro Corp/Texas			12.75%, 3/1/2016	385	423
6.63%, 11/1/2015	75	72	Elan Finance PLC/Elan Finance Corp
Valero Energy Corp			8.75%, 10/15/2016(b)	105	104
4.50%, 2/1/2015	180	180	Omnicare Inc
Venoco Inc			6.13%, 6/1/2013	195	195
11.50%, 10/1/2017	105	110	Watson Pharmaceuticals Inc
XTO Energy Inc			5.00%, 8/15/2014	315	328
6.10%, 4/1/2036	190	206	6.13%, 8/15/2019	500	526
6.50%, 12/15/2018	800	923			$ 1,921
	$ 6,703		Pipelines - 1.21%
Oil & Gas Services - 0.16%			Copano Energy LLC / Copano Energy Finance Corp
Cie Generale de Geophysique-Veritas			7.75%, 6/1/2018	65	65
7.50%, 5/15/2015	200	200	8.13%, 3/1/2016	325	330
9.50%, 5/15/2016	95	102	El Paso Pipeline Partners Operating Co LLC
Weatherford International Ltd			6.50%, 4/1/2020	105	106
6.50%, 8/1/2036	240	238	Enbridge Energy Partners LP
	$ 540		5.20%, 3/15/2020	255	256
Other Asset Backed Securities - 2.58%			Energy Transfer Partners LP
Aircraft Certificate Owner Trust			6.70%, 7/1/2018	120	131
6.46%, 9/20/2022(b)	98	88	Enterprise Products Operating LLC
7.00%, 9/20/2022(b),(d)	100	79	6.13%, 10/15/2039	415	408
Ameriquest Mortgage Securities Inc			MarkWest Energy Partners LP / MarkWest Energy
0.55%, 3/25/2035(c)	72	68	Finance Corp
Chase Funding Mortgage Loan Asset-Backed			6.88%, 11/1/2014	20	20
Certificates			8.75%, 4/15/2018	200	205
1.00%, 9/25/2033(c)	268	60	Regency Energy Partners LP/Regency Energy
Countrywide Asset-Backed Certificates			Finance Corp
0.38%, 11/25/2037(c)	985	714	8.38%, 12/15/2013	180	187
0.42%, 6/25/2037(c)	1,425	547	Rockies Express Pipeline LLC
0.50%, 3/25/2036(c),(f)	904	536	3.90%, 4/15/2015(b)	880	868
See accompanying notes			32

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Pipelines (continued)			Sovereign (continued)
Rockies Express Pipeline LLC (continued)			Venezuela Government International Bond
5.63%, 4/15/2020(b)	$ 440 $	433	5.75%, 2/26/2016	$ 52	$ 38
Williams Partners LP			6.00%, 12/9/2020	138	85
3.80%, 2/15/2015(b)	300	299	7.65%, 4/21/2025	88	57
6.30%, 4/15/2040(b)	835	830	7.75%, 10/13/2019	21	15
	$ 4,138		8.50%, 10/8/2014	62	54
Real Estate - 0.15%					$ 531
Country Garden Holdings Co			Telecommunications - 3.46%
11.75%, 9/10/2014(b)	200	213	American Tower Corp
11.75%, 9/10/2014	100	107	7.00%, 10/15/2017	1,025	1,145
Regency Centers LP			AT&T Inc
8.45%, 9/1/2010	180	183	5.60%, 5/15/2018	515	550
	$ 503		6.15%, 9/15/2034	540	533
REITS - 0.79%			Digicel Group Ltd
Brandywine Operating Partnership LP			9.13%, 1/15/2015(b)	485	481
5.63%, 12/15/2010	225	229	10.50%, 4/15/2018(b)	422	438
DuPont Fabros Technology LP			Digicel Ltd
8.50%, 12/15/2017(b)	85	88	12.00%, 4/1/2014(b)	65	74
HRPT Properties Trust			Global Crossing Ltd
0.86%, 3/16/2011(c)	288	284	12.00%, 9/15/2015(b)	100	111
iStar Financial Inc			Intelsat Luxembourg SA
5.85%, 3/15/2017	245	181	11.25%, 2/4/2017	285	302
8.00%, 3/15/2011(b)	807	800	11.50%, 2/4/2017	102	104
ProLogis			Intelsat Subsidiary Holding Co SA
6.88%, 3/15/2020	960	948	8.88%, 1/15/2015(b)	195	200
Simon Property Group LP			8.88%, 1/15/2015	420	434
5.65%, 2/1/2020	150	146	iPCS Inc
	$ 2,676		2.37%, 5/1/2013(c)	85	79
Retail - 1.49%			Level 3 Financing Inc
Bon-Ton Department Stores Inc/The			9.25%, 11/1/2014	355	346
10.25%, 3/15/2014	40	39	10.00%, 2/1/2018(b)	100	96
CVS Caremark Corp			MasTec Inc
0.55%, 6/1/2010(c)	935	935	7.63%, 2/1/2017	175	170
6.13%, 9/15/2039	630	626	Nextel Communications Inc
CVS Pass-Through Trust			7.38%, 8/1/2015	405	385
7.51%, 1/10/2032(b)	60	67	Rogers Wireless Inc
Darden Restaurants Inc			6.38%, 3/1/2014	115	128
6.80%, 10/15/2037(c)	940	996	Sprint Nextel Corp
Ferrellgas Partners LP			6.00%, 12/1/2016	320	289
9.13%, 10/1/2017(b)	195	204	Telcordia Technologies Inc
Home Depot Inc			4.00%, 7/15/2012(b),(c)	400	386
5.88%, 12/16/2036	80	78	Telecom Italia Capital SA
Macy's Retail Holdings Inc			0.73%, 2/1/2011(c)	200	199
5.75%, 7/15/2014	865	882	0.86%, 7/18/2011(c)	450	448
Sonic Automotive Inc			5.25%, 11/15/2013	165	173
8.63%, 8/15/2013	90	92	7.00%, 6/4/2018	770	833
9.00%, 3/15/2018(b)	70	72	Telefonica Emisiones SAU
Suburban Propane Partners LP/Suburban Energy			0.58%, 2/4/2013(c)	375	367
Finance Corp			4.95%, 1/15/2015	345	364
7.38%, 3/15/2020	105	107	Verizon Communications Inc
Toys R Us Property Co LLC			6.25%, 4/1/2037	225	228
8.50%, 12/1/2017(b)	155	161	6.35%, 4/1/2019	410	454
Yum! Brands Inc			VIP Finance Ireland Ltd for OJSC Vimpel
6.25%, 3/15/2018	735	806	Communications
			9.13%, 4/30/2018(b)	435	491
	$ 5,065
Software - 0.16%			Vodafone Group PLC
			0.53%, 2/27/2012(c)	800	800
First Data Corp			0.60%, 6/15/2011(c)	415	415
9.88%, 9/24/2015	65	56
10.55%, 9/24/2015	239	202	West Corp
Open Solutions Inc			9.50%, 10/15/2014	250	257
9.75%, 2/1/2015(b)	325	280	Wind Acquisition Finance SA
			11.75%, 7/15/2017(b)	440	486
	$ 538
Sovereign - 0.16%			Wind Acquisition Holdings Finance SA
			12.25%, 7/15/2017(b)	100	99
Argentina Bonos
7.00%, 10/3/2015	72	60			$ 11,865
Argentina Government International Bond			Transportation - 0.21%
8.28%, 12/31/2033	169	127	CSX Corp
Ukraine Government International Bond			6.25%, 3/15/2018	555	600
6.58%, 11/21/2016	100	95
See accompanying notes			33

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value	SENIOR FLOATING RATE INTERESTS	Amount	Value
BONDS (continued)	(000's)	(000's)	(continued)	(000's)	(000's)
Transportation (continued)			Healthcare - Products - 0.03%
Navios Maritime Holdings Inc / Navios Maritime			Biomet Inc, Term Loan B
Finance US Inc			3.28%, 3/25/2015(c)	$ 98	$ 97
8.88%, 11/1/2017(b)	$ 110	$ 114
		$ 714	Insurance - 0.14%
TOTAL BONDS		$ 217,291	Asurion Corp, PIK Term Loan
	Principal		6.73%, 7/7/2015(c)	500	493
	Amount	Value
CONVERTIBLE BONDS - 0.27%	(000's)	(000's)	Machinery - Diversified - 0.05%
Aerospace & Defense - 0.03%			Manitowoc Company Inc, Term Loan B
GenCorp Inc			7.50%, 4/14/2014(c)	174	174
2.25%, 11/15/2024	55	52
4.06%, 12/31/2039(b)	60	57	Media - 0.17%
		$ 109	Nielsen Finance LLC / Nielsen Finance Co, Term
Biotechnology - 0.13%			Loan
			2.23%, 8/9/2013(c)	212	208
Amylin Pharmaceuticals Inc
3.00%, 6/15/2014	500	445	Univision, 1st Lien Term Loan
			2.54%, 9/29/2014(c)	415	369
Electronics - 0.07%					$ 577
L-1 Identity Solutions Inc			Miscellaneous Manufacturing - 0.01%
3.75%, 5/15/2027	230	220	GenTek Holding LLC, Term Loan
			7.00%, 9/30/2014(c)	30	30
Retail - 0.00%
Sonic Automotive Inc			Oil & Gas - 0.03%
5.00%, 10/1/2029	10	11	Venoco Inc, Term Loan C
			4.25%, 5/7/2014(c)	105	99
Semiconductors - 0.04%
Jazz Technologies Inc			Semiconductors - 0.03%
8.00%, 12/31/2011	150	143	Spansion Inc, Term Loan B-Exit
			7.75%, 2/9/2015(c)	100	101
TOTAL CONVERTIBLE BONDS		$ 928
	Principal		Software - 0.10%
	Amount	Value	First Data Corp, Term Loan B1
			3.00%, 12/24/2014(c)	390	345
MUNICIPAL BONDS - 0.51%	(000's)	(000's)
California - 0.11%
Los Angeles Unified School District/CA			TOTAL SENIOR FLOATING RATE INTERESTS		$ 2,854
5.75%, 7/1/2034	$ 370	$ 341		Principal
San Diego County Water Authority			U.S. GOVERNMENT & GOVERNMENT	Amount	Value
6.14%, 5/1/2049	30	30	AGENCY OBLIGATIONS - 40.73%	(000's)	(000's)
		$ 371	Federal Home Loan Mortgage Corporation
Georgia - 0.13%			(FHLMC) - 7.61%
			3.75%, 2/1/2034(c),(g)	$ 9	$ 9
Municipal Electric Authority of Georgia			4.50%, 7/1/2024(g)	179	186
6.66%, 4/1/2057	450	448	4.50%, 7/1/2024(g)	264	274
			4.50%, 9/1/2024(g)	253	263
Illinois - 0.18%			4.50%, 9/1/2024(g)	366	380
Chicago 6.20%, Transit 12/1/2040 Authority (e)	625	623	4.50%, 9/1/2024(g)	452	470
			5.00%, 5/1/2018(g)	1,322	1,413
			5.00%, 10/1/2024(g)	1,073	1,134
Nevada - 0.09%			5.00%, 4/1/2025(g),(h)	1,950	2,058
County of Clark NV			5.00%, 7/1/2035(g)	217	225
6.88%, 7/1/2042	305	307	5.00%, 10/1/2035(g)	475	492
			5.00%, 6/1/2037(g)	462	477
TOTAL MUNICIPAL BONDS		$ 1,749	5.00%, 8/1/2039(g)	185	191
	Principal		5.00%, 4/1/2040(g),(h)	7,605	7,852
SENIOR FLOATING RATE INTERESTS -	Amount	Value	5.50%, 6/1/2024(g)	1,526	1,624
0.84%	(000's)	(000's)	5.50%, 3/1/2033(g)	1,014	1,076
Automobile Manufacturers - 0.21%			5.50%, 5/1/2036(g)	1,969	2,085
Ford, Term Loan B			5.50%, 4/1/2038(g)	440	465
3.26%, 12/16/2013(c)	727	703
			5.50%, 5/1/2038(g)	965	1,020
			5.50%, 4/1/2040(g),(h)	900	950
Commercial Services - 0.04%			5.62%, 2/1/2037(c),(g)	627	665
Rental Services Corp, Term Loan			5.87%, 2/1/2037(c),(g)	553	586
3.76%, 11/30/2013(c)	143	138
			6.00%, 3/1/2031(g)	52	56
			6.00%, 4/1/2031(g)	4	4
Entertainment - 0.03%			6.00%, 6/1/2032(g)	206	224
CCM Merger Inc, Term Loan B			6.00%, 10/1/2032(g)	151	164
8.50%, 7/21/2012(c)	98	97
			6.00%, 1/1/2038(g)	657	706
			6.50%, 4/1/2016(g)	24	26
			6.50%, 3/1/2029(g)	26	28
See accompanying notes			34

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount	Value	U.S. GOVERNMENT & GOVERNMENT	Amount	Value
AGENCY OBLIGATIONS (continued)	(000's)	(000's)	AGENCY OBLIGATIONS (continued)	(000's)	(000's)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
6.50%, 5/1/2029(g)	$ 38 $	42	7.00%, 2/1/2032(g)	$ 50	$ 56
6.50%, 4/1/2031(g)	20	22			$ 62,695
6.50%, 2/1/2032(g)	42	47	Government National Mortgage Association
6.50%, 5/1/2032(g)	34	38	(GNMA) - 1.92%
6.50%, 5/1/2032(g)	129	142	5.00%, 2/15/2034	1,706	1,788
6.50%, 4/1/2035(g)	68	74	5.00%, 4/1/2040(h)	680	707
7.00%, 12/1/2029(g)	56	63	5.50%, 12/20/2033	839	896
7.00%, 6/1/2030(g)	9	10	5.50%, 5/20/2035	112	119
7.00%, 12/1/2030(g)	9	10	6.00%, 1/20/2029	129	141
7.00%, 1/1/2031(g)	5	6	6.00%, 7/20/2029	23	25
7.00%, 1/1/2031(g)	15	17	6.00%, 12/15/2033	121	131
7.00%, 2/1/2031(g)	9	10	6.00%, 12/20/2036	794	853
7.00%, 6/1/2031(g)	9	11	6.00%, 4/1/2040(h)	490	523
7.00%, 12/1/2031(g)	151	169	6.50%, 3/20/2028	20	22
7.50%, 4/1/2030(g)	20	23	6.50%, 5/20/2029	17	18
7.50%, 9/1/2030(g)	11	13	6.50%, 12/15/2032	1,127	1,233
7.50%, 3/1/2031(g)	61	70	7.00%, 3/15/2031	37	41
8.00%, 9/1/2030(g)	89	103	7.50%, 5/15/2029	23	26
	$ 25,973		8.00%, 12/15/2030	18	21
Federal National Mortgage Association (FNMA) -					$ 6,544
18.36%			U.S. Treasury - 11.87%
2.81%, 7/1/2034(c),(g)	8	8	1.38%, 9/15/2012(i)	3,500	3,508
3.37%, 7/1/2034(c),(g)	70	72	2.63%, 7/31/2014	5,000	5,068
3.89%, 3/1/2035(c),(g)	198	201	3.00%, 8/31/2016	6,500	6,453
4.00%, 10/1/2019(g)	418	434	3.13%, 1/31/2017	5,000	4,964
4.50%, 1/1/2020(g)	289	304	3.13%, 5/15/2019	1,150	1,095
4.50%, 5/1/2023(g)	2,144	2,228	3.38%, 11/15/2019	5,100	4,921
4.50%, 4/1/2040(g),(h)	7,700	7,717	3.63%, 2/15/2020	75	74
5.00%, 7/1/2035(g)	228	236	4.13%, 5/15/2015	35	38
5.00%, 7/1/2035(g)	386	399	4.25%, 8/15/2015	3,000	3,239
5.00%, 5/1/2039(g)	925	955	4.38%, 11/15/2039	75	71
5.00%, 6/1/2039(g)	881	910	4.50%, 2/15/2036	2,000	1,953
5.00%, 4/15/2040(g),(h)	12,375	12,766	6.00%, 2/15/2026	5,925	6,988
5.50%, 6/1/2019(g)	134	145	8.13%, 8/15/2019	1,600	2,152
5.50%, 7/1/2019(g)	55	60			$ 40,524
5.50%, 7/1/2019(g)	134	145	U.S. Treasury Inflation-Indexed Obligations -
5.50%, 8/1/2019(g)	33	36	0.97%
5.50%, 8/1/2019(g)	182	197	2.00%, 1/15/2014	3,137	3,331
5.50%, 10/1/2019(g)	358	387
5.50%, 10/1/2019(g)	214	231
5.50%, 12/1/2022(g)	275	292	TOTAL U.S. GOVERNMENT & GOVERNMENT
5.50%, 7/1/2033(g)	2,509	2,663	AGENCY OBLIGATIONS		$ 139,067
5.50%, 4/1/2035(g)	573	606		Principal
5.50%, 9/1/2035(g)	1,236	1,306		Amount	Value
5.50%, 8/1/2036(g)	3,164	3,345	REPURCHASE AGREEMENTS - 4.16%	(000's)	(000's)
5.50%, 2/1/2037(g)	97	102	Banks - 4.16%
5.50%, 7/1/2037(g)	2,521	2,660	Investment in Joint Trading Account; Bank of	$ 3,194	$ 3,194
5.50%, 4/1/2039(g)	2,683	2,831	America Repurchase Agreement; 0.01% dated
5.50%, 4/1/2040(g),(h)	6,485	6,835	03/31/10 maturing 04/01/10 (collateralized by
5.71%, 2/1/2036(c),(g)	221	233	Sovereign Agency Issues; $3,257,709; 0.00% -
5.75%, 5/1/2037(c),(g)	714	747	4.63%; dated 06/25/10 - 10/15/15)
6.00%, 5/1/2031(g)	27	29	Investment in Joint Trading Account; Credit Suisse	6,388	6,388
6.00%, 7/1/2035(g)	1,215	1,300	Repurchase Agreement; -0.01% dated 03/31/10
6.00%, 5/1/2036(g)	166	177	maturing 04/01/10 (collateralized by US
6.00%, 2/1/2037(g)	5,312	5,670	Treasury Notes; $6,515,418; 0.00% - 5.50%;
6.00%, 11/1/2037(g)	1,380	1,468	dated 03/03/10 - 10/05/29)
6.00%, 12/1/2037(g)	172	183	Investment in Joint Trading Account; Deutsche Bank	1,198	1,198
6.00%, 2/1/2038(g)	884	941	Repurchase Agreement; 0.02% dated 03/31/10
6.00%, 5/1/2039(g)	1,235	1,313	maturing 04/01/10 (collateralized by Sovereign
6.50%, 12/1/2010(g)	5	5	Agency Issues; $1,221,641; 1.13% - 3.75%;
6.50%, 8/1/2031(g)	77	85	dated 09/09/11 - 03/09/12)
6.50%, 3/1/2032(g)	41	46
6.50%, 7/1/2037(g)	331	359
6.50%, 7/1/2037(g)	247	267
6.50%, 2/1/2038(g)	226	245
6.50%, 3/1/2038(g)	223	242
6.50%, 9/1/2038(g)	1,159	1,258

See accompanying notes			35

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2010 (unaudited)

Principal
	Amount	Value
REPURCHASE AGREEMENTS (continued)	(000's)	(000's)
Banks (continued)
Investment in Joint Trading Account; Morgan Stanley $	3,417 $	3,417
Repurchase Agreement; 0.01% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $3,485,749; 0.00% - 5.85%;
dated 03/03/10 - 02/19/25)
$ 14,197
TOTAL REPURCHASE AGREEMENTS	$ 14,197
Total Investments	$ 376,106
Liabilities in Excess of Other Assets, Net -
(10.15)%	$ (34,645)
TOTAL NET ASSETS - 100.00%	$ 341,461

(a) Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $53,528 or 15.68% of net assets.
(c) Variable Rate. Rate shown is in effect at March 31, 2010
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,652 or 1.07% of net assets.
(e) Security purchased on a when-issued basis.
(f) Security is Illiquid
(g)	This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.
(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements.
(i)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $491 or 0.14% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 10,761
Unrealized Depreciation		(33,875)
Net Unrealized Appreciation (Depreciation)	$ (23,114)
Cost for federal income tax purposes	$ 399,220
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		41 .03%
Financial		22 .61%
Government		13 .00%
Communications		7 .12%
Asset Backed Securities		5 .82%
Consumer, Non-cyclical		5 .28%
Energy		3 .60%
Consumer, Cyclical		3 .32%
Industrial		2 .46%
Basic Materials		2 .17%
Utilities		2 .14%
Technology		1 .02%
Revenue		0 .41%
General Obligation		0 .10%
Diversified		0 .07%
Liabilities in Excess of Other Assets, Net		(10 .15)%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Credit Default Swaps		0 .49%
See accompanying notes		36

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2010 (unaudited)

Credit Default Swaps

						Unrealized/
		Buy/Sell	(Pay)/Receive		Notional	Appreciation
Counterparty (Issuer) Reference Entity		Protection	Fixed Rate	Expiration Date	Amount	(Depreciation)
Barclays Bank	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013 $	696	$ (181)
Barclays Bank	CDX.NA.HY.13	Buy	(5.00)%	12/20/2014	1,733	(78)
Barclays Bank	CDX.NA.HY.13	Buy	(5.00)%	12/20/2014	1,733	(76)
Deutsche Bank AG	TRX.NA.AAA.1.MAR10	Sell	3.51%	4/1/2010	1,250	41
Goldman Sachs	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	1,305	(342)
Goldman Sachs	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	1,914	(521)
Morgan Stanley	CDX.NA.HY.13	Buy	(5.00)%	12/20/2014	3,465	(153)
Morgan Stanley	CMBX.NA.AJ.4	Sell	0.96%	2/17/2051	500	9
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	783	(211)
Morgan Stanley	CMBX.NA.AAA 4	Sell	0.35%	2/17/2051	1,250	45

All dollar amounts are shown in thousands (000's)

See accompanying notes		37

		Schedule of Investments
	Diversified Balanced Account
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 99.08%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 70.84%
Bond Market Index Fund (a),(b)	1,420,540 $	14,390
International Equity Index Fund (a),(b)	143,861	1,444
MidCap S&P 400 Index Fund (a)	61,256	756
SmallCap S&P 600 Index Fund (a)	55,025	756
	$ 17,346
Principal Variable Contracts Funds, Inc. Class 1 -
28.24%
LargeCap S&P 500 Index Account (a)	833,979	6,914

TOTAL INVESTMENT COMPANIES	$ 24,260
Total Investments	$ 24,260
Other Assets in Excess of Liabilities, Net - 0.92%	$ 225
TOTAL NET ASSETS - 100.00%	$ 24,485

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 450
Unrealized Depreciation		(21)
Net Unrealized Appreciation (Depreciation)	$ 429
Cost for federal income tax purposes	$ 23,831
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		58 .77%
Domestic Equity Funds		34 .41%
International Equity Funds		5 .90%
Other Assets in Excess of Liabilities, Net		0 .92%
TOTAL NET ASSETS		100.00%

See accompanying notes		38

Schedule of Investments
Diversified Balanced Account
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Bond Market Index Fund	—	$ —	1,437,272 $	14,540	16,732	$ 168	1,420,540 $	14,372
International Equity Index Fund	—	—	148,593	1,450	4,732	45	143,861	1,405
LargeCap S&P 500 Index Account	—	—	852,040	6,767	18,061	141	833,979	6,626
MidCap S&P 400 Index Fund	—	—	62,181	725	925	10	61,256	715
Money Market Fund	—	—	1,291,756	1,292	1,291,756	1,292	—	—
SmallCap S&P 600 Index Fund	—	—	55,952	725	927	12	55,025	713

		$ —	$ 25,499			$ 1,668	$ 23,831

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Bond Market Index Fund	$ —		$ —			$ —
International Equity Index Fund		—			—			—
LargeCap S&P 500 Index Account		—			—			—
MidCap S&P 400 Index Fund		—			—			—
Money Market Fund		—			—			—
SmallCap S&P 600 Index Fund		—			—			—
	$ —		$ —			$ —

See accompanying notes			39

		Schedule of Investments
	Diversified Growth Account
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 99.80%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 54.41%
Bond Market Index Fund (a),(b)	1,621,680 $	16,428
International Equity Index Fund (a),(b)	470,860	4,727
MidCap S&P 400 Index Fund (a)	199,074	2,457
SmallCap S&P 600 Index Fund (a)	178,771	2,454
	$ 26,066
Principal Variable Contracts Funds, Inc. Class 1 -
45.39%
LargeCap S&P 500 Index Account (a)	2,622,973	21,745

TOTAL INVESTMENT COMPANIES	$ 47,811
Total Investments	$ 47,811
Other Assets in Excess of Liabilities, Net - 0.20%	$ 97
TOTAL NET ASSETS - 100.00%	$ 47,908

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,274
Unrealized Depreciation		(46)
Net Unrealized Appreciation (Depreciation)	$ 1,228
Cost for federal income tax purposes	$ 46,583
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55 .64%
Fixed Income Funds		34 .29%
International Equity Funds		9 .87%
Other Assets in Excess of Liabilities, Net		0 .20%
TOTAL NET ASSETS		100.00%

See accompanying notes		40

Schedule of Investments
Diversified Growth Account
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Bond Market Index Fund	—	$ —	1,621,680 $	16,418	—	$ —	1,621,680 $	16,418
International Equity Index Fund	—	—	476,689	4,659	5,829	56	470,860	4,603
LargeCap S&P 500 Index Account	—	—	2,631,431	20,962	8,458	65	2,622,973	20,897
MidCap S&P 400 Index Fund	—	—	199,143	2,335	69	1	199,074	2,334
Money Market Fund	—	—	2,106,639	2,107	2,106,639	2,107	—	—
SmallCap S&P 600 Index Fund	—	—	178,804	2,332	33	1	178,771	2,331

		$ —	$ 48,813			$ 2,230	$ 46,583

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Bond Market Index Fund	$ —		$ —			$ —
International Equity Index Fund		—			—			—
LargeCap S&P 500 Index Account		—			—			—
MidCap S&P 400 Index Fund		—			—			—
Money Market Fund		—			—			—
SmallCap S&P 600 Index Fund		—			—			—
	$ —		$ —			$ —

See accompanying notes			41

Schedule of Investments
Diversified International Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 93.36%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Aerospace & Defense - 0.08%			Banks (continued)
Meggitt PLC	29,198 $	135	Korea Exchange Bank	20,060 $	239
MTU Aero Engines Holding AG	2,989	175	Laurentian Bank of Canada	2,100	89
	$ 310		Lloyds Banking Group PLC (a)	2,021,991	1,926
Agriculture - 0.88%			Malayan Banking Bhd	186,200	426
British American Tobacco PLC	70,553	2,432	Mitsubishi UFJ Financial Group Inc	182,100	954
Golden Agri-Resources Ltd (a)	2,293,052	951	Nedbank Group Ltd	24,587	473
Golden Agri-Resources Ltd - Warrants (a)	170,932	15	OTP Bank PLC (a)	13,116	459
	$ 3,398		Oversea-Chinese Banking Corp Ltd	175,000	1,090
Airlines - 0.42%			Powszechna Kasa Oszczednosci Bank Polski SA	15,555	218
Air China Ltd (a)	284,000	293	Royal Bank of Canada	53,500	3,131
Gol Linhas Aereas Inteligentes SA ADR	10,401	129	Sberbank of Russian Federation	251,004	735
Singapore Airlines Ltd	100,393	1,091	Siam Commercial Bank Public (b)	78,100	222
Virgin Blue Holdings Ltd (a)	141,591	92	Standard Bank Group Ltd/South Africa	27,258	429
	$ 1,605		Standard Chartered PLC	118,742	3,239
Apparel - 0.37%			State Bank of India Ltd	2,875	270
Gildan Activewear (a)	29,100	766	Sumitomo Mitsui Financial Group Inc	46,000	1,520
Yue Yuen Industrial Holdings Ltd	183,000	636	Sumitomo Trust & Banking Co Ltd/The	232,000	1,360
			Sydbank A/S (a)	2,509	67
	$ 1,402
Automobile Manufacturers - 2.63%			Torinto Dominion Bank	43,800	3,265
Dongfeng Motor Group Co Ltd	229,920	374	Turkiye Garanti Bankasi AS	56,627	265
Honda Motor Co Ltd	92,700	3,272	Turkiye Halk Bankasi AS	44,952	326
Hyundai Motor Co	4,077	416	Westpac Banking Corp	74,962	1,915
Kia Motors Corp	19,080	426		$ 57,224
Nissan Motor Co Ltd (a)	230,000	1,971	Beverages - 1.55%
Renault SA (a)	21,026	985	Britvic PLC	8,774	62
Tata Motors Ltd	17,895	302	Carlsberg A/S	17,493	1,468
Toyota Motor Corp	56,233	2,253	Cia de Bebidas das Americas ADR	5,332	489
Yulon Motor Co Ltd	122,000	135	Fomento Economico Mexicano SAB de CV ADR	5,297	252
	$ 10,134		Heineken NV	34,762	1,787
Automobile Parts & Equipment - 1.01%			SABMiller PLC	64,982	1,905
FCC Co Ltd	4,000	79		$ 5,963
Keihin Corp	8,792	170	Building Materials - 0.93%
Sumitomo Electric Industries Ltd	107,500	1,318	Asahi Glass Co Ltd	175,000	1,971
Toyoda Gosei Co Ltd	31,500	883	Central Glass Co Ltd	16,000	79
Valeo SA (a)	39,843	1,422	Duratex SA	14,080	120
	$ 3,872		Holcim Ltd	16,950	1,264
Banks - 14.88%			Sika AG	85	143
Aareal Bank AG (a)	7,120	156		$ 3,577
ABSA Group Ltd	21,426	419	Chemicals - 2.15%
Asya Katilim Bankasi AS (a)	45,036	120	Air Water Inc	10,000	114
Australia & New Zealand Banking Group Ltd	116,479	2,711	BASF SE	55,556	3,451
Banco do Brasil SA	24,154	404	Croda International PLC	5,435	77
Banco Santander SA	150,547	2,001	Daicel Chemical Industries Ltd	119,000	819
Bangkok Bank Public Co	49,100	209	Hanwha Chem Corp	19,860	242
			Kolon Industries Inc (a)	1,656	68
Bank Mandiri Tbk PT	726,000	427
Bank of China Ltd	374,000	199	Lanxess AG	2,148	99
Bank of Communications Co Ltd	284,000	338	LG Chem Ltd	752	160
Bank of Montreal	43,400	2,634	Lintec Corp	2,110	41
Bank of Yokohama Ltd/The	212,000	1,039	Nippon Kayaku Co Ltd	12,791	111
Bank Pekao SA	4,985	290	Nippon Shokubai Co Ltd	8,912	81
Barclays PLC	551,219	3,014	Nippon Soda Co Ltd	20,506	91
BNP Paribas	44,536	3,420	Nippon Synthetic Chemical Industry Co Ltd/The	5,000	34
BOC Hong Kong Holdings Ltd	465,000	1,109	Rhodia SA	51,564	1,068
Busan Bank	14,840	159	Syngenta AG	6,482	1,800
Canadian Western Bank	5,500	131		$ 8,256
Chiba Bank Ltd/The	162,000	969	Coal - 0.48%
China Construction Bank Corp	1,021,183	836	Banpu Public Co Ltd	16,100	308
DBS Group Holdings Ltd	165,000	1,687	China Shenhua Energy Co Ltd	107,000	462
Deutsche Bank AG	41,502	3,201	Grande Cache Coal Corp (a)	11,700	95
DnB NOR ASA	169,644	1,938	MacArthur Coal Ltd	71,003	915
Erste Group Bank AG	20,399	857	Whitehaven Coal Ltd	14,162	67
HDFC Bank Ltd ADR	2,261	315		$ 1,847
Home Capital Group Inc	2,400	102	Commercial Services - 0.80%
HSBC Holdings PLC	274,455	2,782	Adecco SA	28,552	1,621
ICICI Bank Ltd ADR	7,485	320	Aggreko PLC	7,324	132
Industrial and Commercial Bank of China Ltd	1,215,000	926	Atlantia SpA	45,754	1,068
Industrial Bank of Korea	13,750	180	Prosegur Cia de Seguridad SA	2,953	133
Julius Baer Group Ltd	21,410	777	Zhejiang Expressway Co Ltd	196,000	177
KBC Groep NV (a)	19,331	936		$ 3,131

See accompanying notes			42

Schedule of Investments
Diversified International Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Computers - 1.29%			Electronics (continued)
CGI Group Inc (a)	106,500 $	1,594	Hon Hai Precision Industry Co Ltd	181,470 $	786
Dimension Data Holdings PLC	43,989	61	Horiba Ltd	2,600	75
Foxconn Technology Co Ltd	50,000	183	Japan Aviation Electronics Industry Ltd	10,000	76
Infosys Technologies Ltd ADR	13,519	796	Koninklijke Philips Electronics NV	53,466	1,714
Lenovo Group Ltd	552,000	381	Kyocera Corp	13,500	1,315
Lite-On Technology Corp	150,750	200	LG Display Co Ltd	7,260	256
Tata Consultancy Services Ltd	21,623	376	Nippon Chemi-Con Corp (a)	41,294	163
TDK Corp	18,200	1,211	Nippon Electric Glass Co Ltd	91,000	1,282
Wipro Ltd ADR	7,304	170	Omron Corp	32,000	743
	$ 4,972		SMK Corp	12,000	62
Consumer Products - 0.47%			Taiyo Yuden Co Ltd	5,000	79
Reckitt Benckiser Group PLC	32,725	1,796	Tripod Technology Corp	88,000	298
			WPG Holdings Co Ltd	115,000	188
Cosmetics & Personal Care - 0.29%				$ 7,403
Fancl Corp	4,497	85	Engineering & Contruction - 1.42%
Shiseido Co Ltd	47,800	1,038	Abengoa SA	2,400	69
	$ 1,123		Bilfinger Berger AG	11,643	778
Distribution & Wholesale - 2.14%			Bradken Ltd	9,241	65
DCC PLC	5,447	141	Carillion PLC	16,506	82
Hyosung Corp	2,530	182	Daelim Industrial Co Ltd	5,641	374
Inchcape PLC (a)	271,108	122	Downer EDI Ltd	16,505	114
Marubeni Corp	304,000	1,889	Hochtief AG	12,581	1,063
Mitsubishi Corp	91,300	2,393	Imtech NV	5,240	168
Mitsui & Co Ltd	130,700	2,196	Monadelphous Group Ltd	6,044	85
Sumitomo Corp	111,700	1,284	NCC AB	8,609	150
	$ 8,207		Nippo Corp	8,996	69
Diversified Financial Services - 0.72%			Obrascon Huarte Lain SA	3,808	110
Aiful Corp (a)	75,750	111	SHO-BOND Holdings Co Ltd	3,500	69
Azimut Holding SpA	9,479	120	Tecnicas Reunidas SA	1,349	85
BinckBank NV	5,544	98	Vinci SA	36,359	2,143
Challenger Financial Services Group Ltd	25,745	99	YIT OYJ	2,352	54
Chinatrust Financial Holding Co Ltd	467,000	265		$ 5,478
Close Brothers Group PLC	7,034	83	Entertainment - 0.01%
E.Sun Financial Holding Co Ltd (a)	219,000	89	bwin Interactive Entertainment AG (a)	950	56
Get Nice Holdings Ltd	1,436,000	96
IG Group Holdings PLC	10,128	62	Food - 3.71%
Kenedix Inc (a)	343	101	Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,164	145
KGI Securities Co Ltd (a),(c)	12,603	118	ADR
Mediobanca SpA - Warrants (a),(d)	68,568	9	CSM	34,597	1,075
ORIX Corp	14,400	1,277	Delhaize Group SA	17,727	1,425
Tullett Prebon PLC	16,116	85	Ebro Puleva SA	8,095	149
Woori Finance Holdings Co Ltd	9,820	144	Fuji Oil Co Ltd	3,800	54
	$ 2,757		Jeronimo Martins SGPS SA	69,033	699
Electric - 2.30%			Koninklijke Ahold NV	134,990	1,800
Atco Ltd	2,900	146	Marine Harvest ASA (a)	1,073,000	953
Chubu Electric Power Co Inc	37,000	925	Metro AG	16,921	1,004
Empresa Nacional de Electricidad SA/Chile	120,835	189	Morinaga Milk Industry Co Ltd	15,000	59
Enel SpA	371,123	2,075	Nestle SA	80,071	4,101
International Power PLC	159,776	773	Nippon Suisan Kaisha Ltd	11,800	34
Iride SpA	24,695	48	Nisshin Oillio Group Ltd/The	17,000	82
Okinawa Electric Power Co Inc/The	600	31	Nutreco Holding NV	1,515	95
Public Power Corp SA	44,445	780	Toyo Suisan Kaisha Ltd	32,000	828
Reliance Infrastructure Ltd	21,510	479	Uni-President Enterprises Corp	236,988	270
RWE AG	29,780	2,646	Viscofan SA	2,909	76
Terna Rete Elettrica Nazionale SpA	181,518	785	WM Morrison Supermarkets PLC	188,572	840
	$ 8,877		Yakult Honsha Co Ltd	21,700	585
Electrical Components & Equipment - 0.88%				$ 14,274
Bekaert SA	430	77	Forest Products & Paper - 0.93%
Fujikura Ltd	29,000	167	Billerud AB	9,729	79
Furukawa Electric Co Ltd	214,000	1,113	Fibria Celulose SA ADR(a)	19,530	427
Hitachi Ltd	455,000	1,698	Holmen AB	3,250	87
LG Electronics Inc	2,586	263	Lee & Man Paper Manufacturing Ltd	344,000	269
SMA Solar Technology AG	554	69	Mondi PLC	15,013	106
			Sino-Forest Corp (a)	51,100	1,001
	$ 3,387
Electronics - 1.93%			Svenska Cellulosa AB	114,181	1,610
AAC Acoustic Technologies Holdings Inc	42,000	70		$ 3,579
Alps Electric Co Ltd (a)	11,700	81	Gas - 0.72%
Chemring Group PLC	2,382	120	Canadian Utilities Ltd	13,800	667
CMK Corp/Japan	12,700	95	Korea Gas Corp	4,025	170
			Snam Rete Gas SpA	156,533	793
See accompanying notes			43

Schedule of Investments
Diversified International Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Gas (continued)			Iron & Steel (continued)
Tokyo Gas Co Ltd	253,000 $	1,115	Kyoei Steel Ltd	2,500 $	53
	$ 2,745		Mechel ADR	11,970	340
Hand & Machine Tools - 0.58%			Mount Gibson Iron Ltd (a)	45,429	78
Disco Corp	10,000	615	OneSteel Ltd	219,501	786
Fuji Electric Holdings Co Ltd	294,000	802	POSCO ADR	6,831	799
Makita Corp	25,100	827	Ternium SA ADR(a)	9,381	385
	$ 2,244			$ 6,913
Healthcare - Products - 0.29%			Leisure Products & Services - 0.02%
Coloplast A/S	8,011	882	Flight Centre Ltd	3,841	74
DiaSorin SpA	1,768	67
Nipro Corp	3,689	71	Lodging - 0.09%
SSL International PLC	7,601	94	Genting Bhd	104,600	212
	$ 1,114		SJM Holdings Ltd	188,000	124
Holding Companies - Diversified - 1.68%				$ 336
GS Holdings	8,630	306	Machinery - Construction & Mining - 0.03%
Hutchison Whampoa Ltd	241,000	1,763	Danieli & C. Officine Meccaniche SpA	4,179	112
Imperial Holdings Ltd	16,366	225
KOC Holding AS (a)	94,882	325	Machinery - Diversified - 0.90%
LG Corp	6,123	384	Kinki Sharyo Co Ltd	7,000	46
Noble Group Ltd	942,200	2,061	Kone OYJ	29,971	1,239
Shanghai Industrial Holdings Ltd	63,000	289	Metso OYJ	29,647	957
Wharf Holdings Ltd	197,000	1,110	Sumitomo Heavy Industries Ltd	178,000	1,072
	$ 6,463		Weir Group PLC/The	10,812	153
Home Builders - 0.49%				$ 3,467
Daiwa House Industry Co Ltd	97,000	1,094	Media - 1.32%
Persimmon PLC (a)	112,913	798	ITV PLC (a)	1,087,023	1,002
	$ 1,892		M6-Metropole Television	30,071	778
Home Furnishings - 1.24%			Mediaset SpA	104,362	896
Alpine Electronics Inc (a)	5,200	63	Promotora de Informaciones SA (a)	18,640	67
Arcelik AS	49,005	199	Societe Television Francaise 1	54,806	1,017
Electrolux AB	70,359	1,608	WPP PLC	127,202	1,318
Indesit Co SpA	7,087	85		$ 5,078
SEB SA	1,124	74	Metal Fabrication & Hardware - 0.52%
Skyworth Digital Holdings Ltd	126,000	147	SKF AB	44,711	794
Sony Corp	58,100	2,225	Vallourec SA	5,907	1,191
Steinhoff International Holdings Ltd (a)	133,787	367		$ 1,985
	$ 4,768		Mining - 5.49%
Insurance - 3.60%			Alamos Gold Inc	8,500	114
Amlin PLC	124,656	734	Anglo American PLC (a)	64,728	2,823
Aviva PLC	173,654	1,015	Antofagasta PLC	28,731	454
Baloise-Holding AG	9,896	877	BHP Billiton Ltd	143,104	5,724
Cathay Financial Holding Co Ltd (a)	276,000	461	BHP Billiton PLC	37,365	1,282
China Life Insurance Co Ltd	79,000	378	China Molybdenum Co Ltd	175,000	147
China Pacific Insurance Group Co Ltd (a)	61,800	274	FNX Mining Co Inc (a)	6,000	80
CNP Assurances	9,263	875	Grupo Mexico SAB de CV	145,900	392
Hannover Rueckversicherung AG	21,490	1,061	Harmony Gold Mining Co Ltd	16,055	152
ING Groep NV (a)	190,908	1,906	IAMGOLD Corp	72,825	968
Milano Assicurazioni SPA	32,704	93	Impala Platinum Holdings Ltd	21,617	635
Ping An Insurance Group Co of China Ltd	36,500	314	KGHM Polska Miedz SA	12,520	470
RSA Insurance Group PLC	495,210	958	Korea Zinc Co Ltd	1,450	259
Sampo OYJ	69,692	1,849	MMC Norilsk Nickel ADR(a)	25,487	470
Sanlam Ltd	114,403	391	Quadra Mining Ltd (a)	3,800	58
Zurich Financial Services	10,364	2,657	Red Back Mining Inc (a)	9,865	201
	$ 13,843		Rio Tinto Ltd	54,778	3,941
Internet - 0.07%			SEMAFO Inc (a)	21,000	117
Atea ASA	8,800	74	Sterlite Industries India Ltd ADR	19,454	362
Perfect World Co Ltd ADR(a)	3,411	128	Tek Cominco Limited (a)	27,200	1,185
Rightmove PLC	9,083	93	Yamana Gold Inc	114,500	1,133
	$ 295		Zijin Mining Group Co Ltd	152,000	120
Investment Companies - 0.05%				$ 21,087
Kinnevik Investment AB	11,185	206	Miscellaneous Manufacturing - 1.57%
			Aalberts Industries NV	3,259	52
Iron & Steel - 1.80%			Ansell Ltd	10,400	116
China Steel Corp	102,214	106	Charter International PLC	70,279	801
Cia Siderurgica Nacional SA ADR	11,143	445	Cookson Group PLC (a)	122,910	1,019
Evraz Group SA (a)	8,394	333	FUJIFILM Holdings Corp	33,100	1,140
JFE Holdings Inc	64,300	2,589	Invensys PLC	176,467	912
JSW Steel Ltd	6,841	188	Siemens AG	10,969	1,100
Kobe Steel Ltd	377,000	811

See accompanying notes			44

Schedule of Investments
Diversified International Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Miscellaneous Manufacturing (continued)			Real Estate (continued)
Tomkins PLC	245,621 $	880	Hongkong Land Holdings Ltd	221,000 $	1,121
	$ 6,020		Huaku Development Co Ltd	52,000	135
Office & Business Equipment - 0.57%			Keppel Land Ltd	36,000	94
Canon Inc	47,600	2,205	KWG Property Holding Ltd	300,500	218
			PSP Swiss Property AG (a)	1,687	108
Oil & Gas - 7.34%			Rossi Residencial SA	36,246	251
Alliance Oil Co Ltd (a)	4,235	67	Shimao Property Holdings Ltd	125,500	231
AWE Ltd (a)	43,351	108	Sun Hung Kai Properties Ltd	96,000	1,444
Bankers Petroleum Ltd (a)	18,900	170	Swiss Prime Site AG (a)	2,253	141
Baytex Energy Trust	5,800	196		$ 8,561
BG Group PLC	141,966	2,457	REITS - 0.26%
BP PLC	576,165	5,451	CapitaMall Trust	538,000	681
Cenovus Energy, Inc	57,958	1,514	Dundee Real Estate Investment Trust	2,600	66
CNOOC Ltd	489,000	805	Great Portland Estates PLC	19,477	93
EnCana Corp	54,158	1,685	Japan Retail Fund Investment Corp	64	75
ERG SpA	5,969	84	Kenedix Realty Investment Corp	36	97
Gazprom OAO (b),(c)	3,832	225		$ 1,012
Gazprom OAO ADR	32,859	771	Retail - 2.96%
Lukoil OAO ADR	9,649	547	Aeon Co Ltd	73,700	836
Nippon Oil Corp (b)	225,000	1,114	Alimentation Couche Tard Inc	6,700	122
Petrobank Energy & Resources Ltd (a)	25,600	1,402	Cie Financiere Richemont SA	47,544	1,841
PetroChina Co Ltd	661,199	773	EDION Corp	9,700	100
Petroleo Brasileiro SA ADR	44,482	1,979	GOME Electrical Appliances Holdings Ltd (a)	442,000	148
Premier Oil PLC (a)	4,836	91	Halfords Group PLC	11,109	80
PTT Public Company Limited (b)	33,300	270	Home Retail Group PLC	38,280	157
Reliance Industries Ltd (c)	9,562	461	JB Hi-Fi Ltd	9,164	171
Rosneft Oil Co	97,452	773	K's Holdings Corp	2,640	65
Royal Dutch Shell PLC - A Shares	47,950	1,390	Lojas Renner SA	11,000	253
Royal Dutch Shell PLC - B Shares	34,211	942	Lotte Shopping Co Ltd	1,206	350
Statoil ASA	94,650	2,191	Massmart Holdings Ltd	15,620	233
Tatneft ADR	6,764	212	Matsumotokiyoshi Holdings Co Ltd	3,294	75
Total SA	43,751	2,540	Mitchells & Butlers PLC (a)	14,379	69
	$ 28,218		PPR	9,047	1,205
Oil & Gas Services - 1.40%			President Chain Store Corp	22,000	55
Acergy SA	51,400	940	PT Astra International Tbk	120,000	553
Petrofac Ltd	68,504	1,250	Shimachu Co Ltd	2,692	58
Saipem SpA	32,044	1,240	Swatch Group AG/The	4,505	1,437
Subsea 7 Inc (a)	4,803	97	Travis Perkins PLC (a)	8,889	110
Technip SA	21,263	1,729	Wal-Mart de Mexico SAB de CV	59,000	302
TGS Nopec Geophysical Co ASA (a)	6,700	142	Wesfarmers Ltd	93,412	2,725
	$ 5,398		WH Smith PLC	16,193	119
Packaging & Containers - 0.02%			Woolworths Holdings Ltd/South Africa	105,657	327
Rengo Co Ltd	13,000	76		$ 11,391
			Semiconductors - 2.97%
Pharmaceuticals - 5.92%			Aixtron AG	38,782	1,389
AstraZeneca PLC	70,002	3,122	ASM International NV (a)	1,550	41
Chugai Pharmaceutical Co Ltd	43,200	812	ASML Holding NV	34,270	1,225
Dr Reddys Laboratories Ltd	12,913	367	CSR PLC (a)	9,988	69
GlaxoSmithKline PLC	69,622	1,337	Dialog Semiconductor PLC (a)	4,572	71
Kobayashi Pharmaceutical Co Ltd	1,800	74	Elpida Memory Inc (a)	54,800	1,079
Meda AB	5,118	56	Epistar Corp	61,000	203
Miraca Holdings Inc	3,700	113	Hynix Semiconductor Inc (a)	18,120	427
Nippon Shinyaku Co Ltd	5,863	67	Infineon Technologies AG (a)	237,369	1,645
Novartis AG	85,578	4,622	Novatek Microelectronics Corp Ltd	85,000	265
Novo Nordisk A/S	23,708	1,840	Powertech Technology Inc	55,000	197
Roche Holding AG	27,453	4,452	Richtek Technology Corp	29,000	310
Sanofi-Aventis SA	47,908	3,571	Samsung Electronics Co Ltd	2,757	1,993
Shire PLC	68,875	1,520	Taiwan Semiconductor Manufacturing Co Ltd	652,140	1,263
Stada Arzneimittel AG	4,814	191	Tokyo Electron Ltd	18,600	1,233
Teva Pharmaceutical Industries Ltd ADR	9,368	591		$ 11,410
Towa Pharmaceutical Co Ltd	1,000	51	Software - 0.54%
	$ 22,786		Autonomy Corp PLC (a)	36,931	1,022
Real Estate - 2.22%			Check Point Software Technologies Ltd (a)	4,105	144
Arnest One Corp	7,792	72	Micro Focus International PLC	16,854	128
Brookfield Asset Management Inc	68,104	1,733	Temenos Group AG (a)	20,801	613
Cheung Kong Holdings Ltd	106,000	1,365	Totvs SA	2,500	150
Cyrela Brazil Realty SA	24,492	287		$ 2,057
Deutsche Euroshop AG	2,137	70	Telecommunications - 5.89%
Great Eagle Holdings Ltd	28,000	79	America Movil SAB de CV ADR	26,919	1,355
Henderson Land Development Co Ltd	172,000	1,212	Bezeq Israeli Telecommunication Corp Ltd	73,822	210
See accompanying notes			45

Schedule of Investments
Diversified International Account
March 31, 2010 (unaudited)

		Value		Principal
COMMON STOCKS (continued)	Shares Held (000's)			Amount	Value
Telecommunications (continued)			REPURCHASE AGREEMENTS - 4.70%	(000's)	(000's)
BT Group PLC	505,480 $	950	Banks - 4.70%
China Mobile Ltd	113,285	1,090	Investment in Joint Trading Account; Bank of	$ 4,070 $	4,070
China Telecom Corp Ltd	216,000	107	America Repurchase Agreement; 0.01% dated
DragonWave Inc (a)	9,400	87	03/31/10 maturing 04/01/10 (collateralized by
Eutelsat Communications	27,728	986	Sovereign Agency Issues; $4,151,337; 0.00% -
Koninklijke KPN NV	108,569	1,720	4.63%; dated 06/25/10 - 10/15/15)
KT Corp	4,480	185	Investment in Joint Trading Account; Credit Suisse	8,140	8,140
Manitoba Telecom Services Inc	3,000	94	Repurchase Agreement; -0.01% dated 03/31/10
Mobile Telesystems OJSC ADR	5,414	301	maturing 04/01/10 (collateralized by US
Nippon Telegraph & Telephone Corp	13,000	548	Treasury Notes; $8,302,675; 0.00% - 5.50%;
Nokia OYJ	136,285	2,122	dated 03/03/10 - 10/05/29)
NTT DoCoMo Inc	1,376	2,096	Investment in Joint Trading Account; Deutsche Bank	1,526	1,526
Portugal Telecom SGPS SA	88,778	993	Repurchase Agreement; 0.02% dated 03/31/10
Rogers Communications - Class B	45,800	1,564	maturing 04/01/10 (collateralized by Sovereign
Singapore Telecommunications Ltd	612,000	1,387	Agency Issues; $1,556,752; 1.13% - 3.75%;
Taiwan Mobile Co Ltd	123,000	232	dated 09/09/11 - 03/09/12)
Telefonica SA	45,945	1,088	Investment in Joint Trading Account; Morgan Stanley	4,355	4,355
Telenet Group Holding NV (a)	23,196	701	Repurchase Agreement; 0.01% dated 03/31/10
Telenor ASA	150,800	2,045	maturing 04/01/10 (collateralized by Sovereign
TeliaSonera AB	179,939	1,277	Agency Issues; $4,441,931; 0.00% - 5.85%;
Vimpel-Communications ADR	14,582	268	dated 03/03/10 - 02/19/25)
Vivo Participacoes SA ADR	10,086	273		$ 18,091
Vodafone Group PLC	414,570	956	TOTAL REPURCHASE AGREEMENTS	$ 18,091
	$ 22,635		Total Investments	$ 384,258
Transportation - 0.33%			Other Assets in Excess of Liabilities, Net - 0.10%	$ 404
Construcciones y Auxiliar de Ferrocarriles SA	154	91	TOTAL NET ASSETS - 100.00%	$ 384,662
Firstgroup PLC	15,352	84
Golden Ocean Group Ltd (a)	35,000	67
Koninklijke Vopak NV	1,977	156	(a) Non-Income Producing Security
Pacific Basin Shipping Ltd	351,000	279	(b)	Market value is determined in accordance with procedures established in
Sankyu Inc	17,000	84	good faith by the Board of Directors. At the end of the period, the value of
Seino Holdings Corp	14,000	100	these securities totaled $1,831 or 0.48% of net assets.
Sincere Navigation	182,000	231	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Stagecoach Group PLC	30,021	83	1933. These securities may be resold in transactions exempt from
Tsakos Energy Navigation Ltd	6,665	98	registration, normally to qualified institutional buyers. Unless otherwise
	$ 1,273		indicated, these securities are not considered illiquid. At the end of the
Water - 0.21%			period, the value of these securities totaled $804 or 0.21% of net assets.
Pennon Group PLC	13,529	107	(d) Security is Illiquid
Severn Trent PLC	38,282	694
	$ 801
TOTAL COMMON STOCKS	$ 359,093		Unrealized Appreciation (Depreciation)
		Value	The net federal income tax unrealized appreciation (depreciation) and federal tax
PREFERRED STOCKS - 1.84%	Shares Held	(000's)	cost of investments held by the fund as of the period end were as follows:
Banks - 0.37%
Banco Bradesco SA	45,699	837	Unrealized Appreciation	$ 53,883
Itau Unibanco Holding SA	26,815	587	Unrealized Depreciation		(9,360)
	$ 1,424		Net Unrealized Appreciation (Depreciation)	$ 44,523
Consumer Products - 0.51%			Cost for federal income tax purposes	$ 339,735
Henkel AG & Co KGaA	36,647	1,970	All dollar amounts are shown in thousands (000's)

Electric - 0.04%
Eletropaulo Metropolitana Eletricidade de Sao Paulo	7,200	158
SA

Investment Companies - 0.00%
Lereko Mobility Pty Ltd (a)	1,113	6

Media - 0.33%
ProSiebenSat.1 Media AG	73,601	1,248

Mining - 0.59%
Vale SA	81,744	2,268

TOTAL PREFERRED STOCKS	$ 7,074

See accompanying notes			46

Schedule of Investments
Diversified International Account
March 31, 2010 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Japan	16 .59%
United Kingdom	13 .72%
Switzerland	6 .88%
Canada	6 .53%
France	5 .99%
Germany	5 .59%
Australia	5 .17%
United States	4 .70%
Hong Kong	4 .25%
Netherlands	3 .69%
Brazil	2 .41%
Korea, Republic Of	2 .10%
Italy	1 .93%
Norway	1 .91%
Singapore	1 .81%
China	1 .70%
Finland	1 .61%
Taiwan, Province Of China	1 .56%
Sweden	1 .52%
Russian Federation	1 .22%
India	1 .13%
Denmark	1 .11%
Spain	1 .00%
South Africa	0 .95%
Belgium	0 .81%
Ireland	0 .64%
Mexico	0 .59%
Portugal	0 .44%
Turkey	0 .32%
Thailand	0 .26%
Poland	0 .26%
Indonesia	0 .25%
Israel	0 .25%
Austria	0 .23%
Greece	0 .23%
Luxembourg	0 .19%
Malaysia	0 .17%
Hungary	0 .12%
Chile	0 .05%
Bermuda	0 .02%
Other Assets in Excess of Liabilities, Net	0 .10%
TOTAL NET ASSETS	100.00%

See accompanying notes	47

Schedule of Investments
Equity Income Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 89.55%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Aerospace & Defense - 0.53%			Healthcare - Products (continued)
Raytheon Co	44,100 $	2,519	Medtronic Inc	41,600 $	1,873
				$ 7,726
Apparel - 1.16%			Insurance - 6.29%
VF Corp	68,400	5,482	ACE Ltd	226,100	11,825
			Allianz SE ADR	181,822	2,273
Automobile Manufacturers - 0.68%			Allstate Corp/The	170,744	5,516
PACCAR Inc	74,000	3,207	Fidelity National Financial Inc	242,877	3,599
			MetLife Inc	124,500	5,396
Automobile Parts & Equipment - 0.52%			Unum Group	42,000	1,040
Johnson Controls Inc	74,200	2,448		$ 29,649
			Machinery - Diversified - 1.46%
Banks - 5.73%			Deere & Co	115,700	6,880
Banco Santander SA ADR	161,600	2,144
Bank of New York Mellon Corp/The	336,775	10,400	Media - 0.58%
Bank of Nova Scotia	101,856	5,095	Walt Disney Co/The	78,262	2,732
JP Morgan Chase & Co	6,500	291
Northern Trust Corp	114,700	6,338	Mining - 2.02%
US Bancorp	105,200	2,723	BHP Billiton Ltd ADR	60,700	4,876
	$ 26,991		Vale SA ADR	82,300	2,649
Beverages - 0.57%			Vulcan Materials Co	41,400	1,956
Coca-Cola Co/The	34,400	1,892		$ 9,481
Molson Coors Brewing Co	19,100	803	Miscellaneous Manufacturing - 4.42%
	$ 2,695		3M Co	50,700	4,237
Chemicals - 1.15%			Honeywell International Inc	65,900	2,983
Air Products & Chemicals Inc	31,700	2,344	Parker Hannifin Corp	107,200	6,940
EI du Pont de Nemours & Co	69,800	2,599	Siemens AG ADR	66,800	6,678
Sociedad Quimica y Minera de Chile SA ADR	12,700	475		$ 20,838
	$ 5,418		Oil & Gas - 5.78%
Commercial Services - 0.61%			Chevron Corp	59,184	4,488
Automatic Data Processing Inc	64,600	2,873	Enerplus Resources Fund	168,860	4,004
			Exxon Mobil Corp	47,000	3,148
Consumer Products - 0.69%			Marathon Oil Corp	119,900	3,794
Clorox Co	30,300	1,943	Penn West Energy Trust	221,300	4,674
Kimberly-Clark Corp	21,000	1,321	Total SA ADR	90,570	5,255
	$ 3,264		Valero Energy Corp	94,600	1,864
Distribution & Wholesale - 2.02%				$ 27,227
Genuine Parts Co	225,028	9,507	Pharmaceuticals - 9.12%
			Abbott Laboratories	176,400	9,293
Diversified Financial Services - 2.40%			Bristol-Myers Squibb Co	175,677	4,691
AllianceBernstein Holding LP	234,295	7,183	Mead Johnson Nutrition Co	113,484	5,905
NYSE Euronext	138,539	4,102	Merck & Co Inc	208,349	7,782
	$ 11,285		Novartis AG ADR	110,096	5,956
Electric - 5.16%			Pfizer Inc	116,009	1,989
FPL Group Inc	176,900	8,550	Teva Pharmaceutical Industries Ltd ADR	116,400	7,343
Progress Energy Inc	209,300	8,238		$ 42,959
Wisconsin Energy Corp	18,800	929	Pipelines - 2.31%
Xcel Energy Inc	310,200	6,576	Enterprise Products Partners LP	136,050	4,705
	$ 24,293		Kinder Morgan Energy Partners LP	38,509	2,519
Electrical Components & Equipment - 1.44%			Spectra Energy Corp	163,000	3,672
Emerson Electric Co	134,690	6,780		$ 10,896
			REITS - 3.84%
Environmental Control - 0.43%			Annaly Capital Management Inc	422,000	7,250
Waste Management Inc	58,600	2,018	HCP Inc	134,006	4,422
			Health Care REIT Inc	95,100	4,302
Food - 3.25%			Kimco Realty Corp	134,663	2,106
General Mills Inc	32,900	2,329		$ 18,080
Kraft Foods Inc	260,176	7,868	Retail - 4.97%
Kroger Co/The	54,300	1,176	Costco Wholesale Corp	37,800	2,257
Sysco Corp	134,100	3,956	CVS Caremark Corp	41,800	1,528
	$ 15,329		McDonald's Corp	143,000	9,541
Forest Products & Paper - 0.01%			Wal-Mart Stores Inc	181,600	10,097
Weyerhaeuser Co	500	23		$ 23,423
			Savings & Loans - 1.34%
Gas - 1.57%			Hudson City Bancorp Inc	444,100	6,288
Sempra Energy	148,500	7,410
			Semiconductors - 4.70%
Healthcare - Products - 1.64%			Applied Materials Inc	133,100	1,794
Becton Dickinson and Co	14,800	1,165	Intel Corp	526,400	11,718
Johnson & Johnson	71,900	4,688	Maxim Integrated Products Inc	48,300	937
See accompanying notes			48

Schedule of Investments
Equity Income Account
March 31, 2010 (unaudited)

		Value		Principal
COMMON STOCKS (continued)	Shares Held (000's)			Amount	Value
Semiconductors (continued)			REPURCHASE AGREEMENTS (continued)	(000's)	(000's)
Microchip Technology Inc	108,000 $	3,041	Banks (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR	444,650	4,664	Investment in Joint Trading Account; Credit Suisse $	19,959 $	19,960
		$ 22,154	Repurchase Agreement; -0.01% dated 03/31/10
Software - 1.98%			maturing 04/01/10 (collateralized by US
Microsoft Corp	318,300	9,317	Treasury Notes; $20,358,656; 0.00% - 5.50%;
			dated 03/03/10 - 10/05/29)
Telecommunications - 6.06%			Investment in Joint Trading Account; Deutsche Bank	3,742	3,742
AT&T Inc	321,500	8,308	Repurchase Agreement; 0.02% dated 03/31/10
BCE Inc	158,500	4,652	maturing 04/01/10 (collateralized by Sovereign
CenturyTel Inc	30,300	1,074	Agency Issues; $3,817,248; 1.13% - 3.75%;
Qualcomm Inc	32,600	1,369	dated 09/09/11 - 03/09/12)
Verizon Communications Inc	278,900	8,651	Investment in Joint Trading Account; Morgan Stanley	10,678	10,678
Vodafone Group PLC ADR	191,700	4,465	Repurchase Agreement; 0.01% dated 03/31/10
		$ 28,519	maturing 04/01/10 (collateralized by Sovereign
Toys, Games & Hobbies - 1.86%			Agency Issues; $10,891,881; 0.00% - 5.85%;
Mattel Inc	385,331	8,762	dated 03/03/10 - 02/19/25)
				$ 44,360
Transportation - 3.26%			TOTAL REPURCHASE AGREEMENTS	$ 44,360
Norfolk Southern Corp	98,600	5,511	Total Investments	$ 471,818
Union Pacific Corp	134,500	9,859	Liabilities in Excess of Other Assets, Net -
		$ 15,370	(0.17)%	$ (777)
TOTAL COMMON STOCKS		$ 421,843	TOTAL NET ASSETS - 100.00%	$ 471,041
		Value
PREFERRED STOCKS - 0.94%	Shares Held	(000's)
Banks - 0.36%			(a) This entity was put into conservatorship by the US Government in 2008.
National City Capital Trust II	43,900	1,044	See Notes to Financial Statements for additional information.
National City Capital Trust III	28,200	657
		$ 1,701
Diversified Financial Services - 0.14%			Unrealized Appreciation (Depreciation)
National City Capital Trust IV	24,700	636	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held by the fund as of the period end were as follows:
REITS - 0.44%
Public Storage Inc 6.63%; Series M	66,200	1,613	Unrealized Appreciation	$ 67,798
Public Storage Inc 7.25%; Series K	18,700	471	Unrealized Depreciation		(18,064)
		$ 2,084	Net Unrealized Appreciation (Depreciation)	$ 49,734
TOTAL PREFERRED STOCKS		$ 4,421	Cost for federal income tax purposes	$ 422,084
	Principal		All dollar amounts are shown in thousands (000's)
	Amount	Value
BONDS - 0.25%	(000's)	(000's)	Portfolio Summary (unaudited)
Healthcare - Services - 0.10%			Sector		Percent
Aetna Inc			Financial		29 .96%
7.88%, 3/1/2011	$ 450	$ 477	Consumer, Non-cyclical		15 .98%
			Industrial		11 .54%
Telecommunications - 0.15%			Consumer, Cyclical		11 .21%
Telus Corp			Energy		8 .09%
8.00%, 6/1/2011	634	682	Communications		6 .79%
			Utilities		6 .73%
TOTAL BONDS		$ 1,159	Technology		6 .68%
	Principal		Basic Materials		3 .18%
U.S. GOVERNMENT & GOVERNMENT	Amount	Value	Mortgage Securities		0 .01%
AGENCY OBLIGATIONS - 0.01%	(000's)	(000's)	Liabilities in Excess of Other Assets, Net		(0 .17)%
Federal Home Loan Mortgage Corporation			TOTAL NET ASSETS		100.00%
(FHLMC) - 0.01%
6.50%, 9/1/2030(a)	$ 23	$ 26
7.00%, 9/1/2030(a)	8	9
		$ 35
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS		$ 35
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 9.42%	(000's)	(000's)
Banks - 9.42%
Investment in Joint Trading Account; Bank of	$ 9,980	$ 9,980
America Repurchase Agreement; 0.01% dated
03/31/10 maturing 04/01/10 (collateralized by
Sovereign Agency Issues; $10,179,329; 0.00% -
4.63%; dated 06/25/10 - 10/15/15)

See accompanying notes			49

Schedule of Investments
Government & High Quality Bond Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS - 19.37%	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Automobile Floor Plan Asset Backed Securities -			Other Asset Backed Securities (continued)
0.92%			Saxon Asset Securities Trust
Swift Master Auto Receivables Trust			0.41%, 3/25/2036(a)	$ 2,648	$ 2,315
0.33%, 6/15/2012(a)	$ 2,250 $	2,247	Structured Asset Investment Loan Trust
			0.47%, 1/25/2036(a)	633	555
Banks - 0.85%					$ 3,022
Goldman Sachs Group Inc/The			Student Loan Asset Backed Securities - 0.28%
3.25%, 6/15/2012	2,000	2,085	SLM Student Loan Trust
			0.45%, 9/17/2018(a)	692	692
Finance - Mortgage Loan/Banker - 2.98%
Fannie Mae			TOTAL BONDS		$ 47,570
5.00%, 5/11/2017(b)	4,200	4,564		Principal
6.63%, 11/15/2030	550	657	U.S. GOVERNMENT & GOVERNMENT	Amount	Value
Freddie Mac			AGENCY OBLIGATIONS - 77.80%	(000's)	(000's)
5.75%, 6/27/2016	1,900	2,083	Federal Home Loan Mortgage Corporation
	$ 7,304		(FHLMC) - 12.89%
Home Equity Asset Backed Securities - 1.77%			2.78%, 9/1/2032(a),(e)	$ 51	$ 52
American Home Mortgage Investment Trust			3.25%, 9/1/2033(a),(e)	7	7
0.44%, 11/25/2030(a),(c)	1,162	401	3.75%, 2/1/2034(a),(e)	211	221
Asset Backed Securities Corp Home Equity			5.00%, 10/1/2025(e)	2,151	2,242
0.35%, 7/25/2036(a)	1,076	1,024	5.00%, 2/1/2033(e)	1,438	1,495
First NLC Trust			5.00%, 6/1/2033(e)	2,690	2,796
0.48%, 5/25/2035(a),(c)	707	491	5.00%, 6/1/2033(e)	1,101	1,144
Morgan Stanley Home Equity Loan Trust			5.00%, 12/1/2034(e)	309	320
0.42%, 2/25/2036(a)	2,699	2,441	5.00%, 5/1/2035(e)	612	633
	$ 4,357		5.00%, 7/1/2035(e)	264	274
Mortgage Backed Securities - 11.34%			5.00%, 7/1/2035(e)	332	343
Banc of America Funding Corp			5.00%, 10/1/2035(e)	586	607
0.32%, 7/20/2036(a)	608	595	5.00%, 6/1/2039(e)	857	886
0.52%, 7/20/2036(a)	921	352	5.50%, 4/1/2018(e)	397	428
Credit Suisse Mortgage Capital Certificates			5.50%, 2/1/2024(e)	27	28
5.81%, 9/15/2039(a)	2,000	1,183	5.50%, 3/1/2024(e)	46	49
Fannie Mae			5.50%, 3/1/2033(e)	1,647	1,748
0.10%, 3/25/2036	19,378	221	5.50%, 7/1/2037(e)	253	268
0.55%, 10/25/2018(a)	433	430	5.50%, 4/1/2038(e)	400	423
5.00%, 8/25/2026	745	766	5.50%, 5/1/2038(e)	868	918
6.50%, 2/25/2047	1,790	1,931	5.53%, 6/1/2037(a),(e)	1,379	1,459
Fannie Mae Grantor Trust			5.61%, 6/1/2037(a),(e)	1,057	1,117
0.60%, 5/25/2035(a)	908	832	6.00%, 7/1/2017(e)	136	148
Fannie Mae Whole Loan			6.00%, 12/1/2023(e)	40	43
0.40%, 5/25/2035(a),(c)	917	901	6.00%, 1/1/2026(e)	21	23
Federal Home Loan Banks			6.00%, 12/1/2031(e)	148	161
5.46%, 11/27/2015	1,630	1,746	6.00%, 9/1/2034(e)	542	588
Freddie Mac			6.00%, 2/1/2035(e)	398	432
0.53%, 6/15/2018(a)	1,729	1,720	6.00%, 8/1/2036(e)	1,586	1,706
0.63%, 7/15/2023(a)	2,272	2,266	6.00%, 10/1/2036(a),(e)	674	725
4.50%, 7/15/2017	4,800	4,984	6.00%, 3/1/2037(e)	634	681
5.50%, 9/15/2031(a)	1,075	1,138	6.00%, 1/1/2038(e)	2,329	2,503
GE Capital Commercial Mortgage Corp			6.00%, 1/1/2038(a),(e)	272	292
5.61%, 4/10/2017(a)	2,800	1,811	6.00%, 1/1/2038(e)	918	987
Ginnie Mae			6.00%, 4/1/2038(e)	641	689
0.70%, 11/16/2045	2,465	75	6.00%, 6/1/2038(e)	1,638	1,759
0.84%, 6/17/2045(a)	22,733	725	6.46%, 1/1/2037(a),(e)	626	663
1.05%, 10/16/2046	12,062	601	6.50%, 6/1/2017(e)	266	288
1.08%, 5/16/2046(a)	8,040	330	6.50%, 6/1/2018(e)	21	23
1.26%, 10/16/2012(a)	39,193	937	6.50%, 8/1/2021(e)	23	26
3.89%, 7/16/2026	1,109	1,141	6.50%, 4/1/2024(e)	31	34
4.26%, 2/16/2032	1,732	1,807	6.50%, 4/1/2026(e)	22	25
5.08%, 1/16/2030(a)	922	969	6.50%, 5/1/2026(e)	24	27
LB-UBS Commercial Mortgage Trust			6.50%, 5/1/2026(e)	18	20
0.06%, 2/15/2040(a),(d)	5,895	52	6.50%, 12/1/2027(e)	26	29
0.15%, 11/15/2038(a),(d)	10,293	151	6.50%, 1/1/2028(e)	18	20
Washington Mutual Alternative Mortgage Pass-			6.50%, 3/1/2028(e)	20	22
Through Certificates			6.50%, 9/1/2028(e)	20	22
0.53%, 6/25/2046(a)	2,394	199	6.50%, 9/1/2028(e)	29	32
	$ 27,863		6.50%, 10/1/2028(e)	116	128
Other Asset Backed Securities - 1.23%			6.50%, 11/1/2028(e)	29	32
Chase Funding Mortgage Loan Asset-Backed			6.50%, 12/1/2028(e)	62	68
Certificates			6.50%, 7/1/2031(e)	101	112
0.71%, 12/25/2033(a)	174	152	6.50%, 8/1/2031(e)	19	21
See accompanying notes			50

Schedule of Investments
Government & High Quality Bond Account
March 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount	Value	U.S. GOVERNMENT & GOVERNMENT	Amount	Value
AGENCY OBLIGATIONS (continued)	(000's)	(000's)	AGENCY OBLIGATIONS (continued)	(000's)	(000's)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
6.50%, 10/1/2031(e)	$ 35 $	39	5.50%, 4/1/2040(e),(f)	$ 3,840	$ 4,047
6.50%, 12/1/2031(e)	122	135	5.60%, 11/1/2035(a),(e)	3,075	3,246
6.50%, 2/1/2032(e)	127	140	5.75%, 5/1/2037(a),(e)	5,038	5,276
6.50%, 5/1/2032(e)	271	299	6.00%, 8/1/2016(e)	156	169
6.50%, 8/1/2032(e)	228	252	6.00%, 6/1/2022(e)	176	191
6.50%, 4/1/2035(e)	53	58	6.00%, 11/1/2023(e)	6	6
6.50%, 12/1/2037(e)	340	370	6.00%, 3/1/2026(e)	10	11
7.00%, 9/1/2023(e)	31	35	6.00%, 11/1/2028(e)	74	80
7.00%, 12/1/2023(e)	18	21	6.00%, 12/1/2031(e)	112	122
7.00%, 1/1/2024(e)	20	23	6.00%, 1/1/2033(e)	508	552
7.00%, 9/1/2027(e)	25	28	6.00%, 9/1/2036(e)	885	944
7.00%, 2/1/2028(e)	10	11	6.00%, 11/1/2037(e)	495	527
7.00%, 4/1/2028(e)	110	123	6.00%, 12/1/2037(e)	240	255
7.00%, 5/1/2028(e)	16	18	6.00%, 2/1/2038(a),(e)	1,666	1,772
7.00%, 8/1/2028(e)	34	38	6.00%, 3/1/2038(e)	483	514
7.00%, 10/1/2031(e)	50	56	6.00%, 4/1/2038(e)	754	802
7.50%, 10/1/2030(e)	54	61	6.00%, 7/1/2038(e)	1,729	1,839
7.50%, 2/1/2031(e)	18	21	6.50%, 6/1/2016(e)	118	128
7.50%, 2/1/2031(e)	55	63	6.50%, 8/1/2017(e)	186	202
8.00%, 10/1/2030(e)	74	85	6.50%, 11/1/2023(e)	98	107
	$ 31,663		6.50%, 5/1/2024(e)	56	61
Federal National Mortgage Association (FNMA) -			6.50%, 7/1/2025(e)	18	20
40.03%			6.50%, 8/1/2025(e)	58	63
2.81%, 7/1/2034(a),(e)	192	197	6.50%, 2/1/2026(e)	23	25
2.85%, 12/1/2032(a),(e)	120	123	6.50%, 3/1/2026(e)	7	8
4.00%, 12/1/2024(e)	7,406	7,526	6.50%, 5/1/2026(e)	26	29
4.50%, 12/1/2019(e)	359	378	6.50%, 6/1/2026(e)	11	11
4.50%, 1/1/2020(e)	1,194	1,256	6.50%, 7/1/2028(e)	22	24
5.00%, 1/1/2018(e)	1,173	1,253	6.50%, 9/1/2028(e)	24	27
5.00%, 11/1/2018(e)	648	692	6.50%, 9/1/2031(e)	108	119
5.00%, 5/1/2034(e)	2,069	2,144	6.50%, 12/1/2036(e)	816	886
5.00%, 4/1/2035(e)	568	588	6.50%, 7/1/2037(e)	191	207
5.00%, 4/1/2035(e)	1,239	1,281	6.50%, 7/1/2037(e)	255	277
5.00%, 7/1/2035(e)	1,683	1,741	6.50%, 2/1/2038(e)	176	191
5.00%, 7/1/2035(e)	88	91	6.50%, 3/1/2038(e)	172	186
5.00%, 8/1/2035(e)	392	405	7.00%, 1/1/2027(e)	10	11
5.00%, 6/1/2037(e)	6,072	6,273	7.00%, 11/1/2027(e)	14	16
5.00%, 7/1/2039(e)	10,184	10,519	7.00%, 10/1/2029(e)	108	121
5.05%, 12/1/2033(a),(e)	728	765	7.00%, 5/1/2031(e)	6	7
5.50%, 8/1/2017(e)	313	337	7.50%, 4/1/2022(e)	6	7
5.50%, 1/1/2018(e)	568	613	7.50%, 7/1/2027(e)	3	3
5.50%, 7/1/2019(e)	238	257	7.50%, 5/1/2031(e)	110	125
5.50%, 8/1/2019(e)	61	65	8.00%, 6/1/2030(e)	9	10
5.50%, 8/1/2019(e)	246	266			$ 98,338
5.50%, 8/1/2019(e)	70	75	Government National Mortgage Association
5.50%, 8/1/2019(e)	121	130	(GNMA) - 4.43%
5.50%, 8/1/2019(e)	109	117	5.00%, 9/15/2033	43	45
5.50%, 8/1/2019(e)	55	59	5.00%, 2/15/2034	2,214	2,319
5.50%, 9/1/2019(e)	321	347	5.50%, 11/15/2033	235	250
5.50%, 10/1/2019(e)	113	122	5.50%, 5/20/2035	1,122	1,193
5.50%, 5/1/2024(e)	146	156	5.50%, 11/15/2038	1,111	1,178
5.50%, 3/1/2033(e)	3,256	3,456	5.50%, 1/15/2039	485	514
5.50%, 6/1/2033(e)	450	478	5.50%, 1/15/2039	1,344	1,424
5.50%, 9/1/2033(e)	6,541	6,941	5.50%, 3/15/2039	1,085	1,150
5.50%, 9/1/2034(e)	2,693	2,852	6.00%, 5/20/2024	94	101
5.50%, 9/1/2035(e)	2,555	2,701	6.00%, 6/20/2024	35	38
5.50%, 8/1/2036(e)	710	750	6.00%, 6/20/2024	181	195
5.50%, 2/1/2037(e)	1,488	1,571	6.00%, 11/20/2025	41	45
5.50%, 2/1/2037(e)	90	95	6.00%, 2/20/2026	17	18
5.50%, 6/1/2037(e)	855	902	6.00%, 4/20/2026	31	33
5.50%, 2/1/2038(e)	1,337	1,410	6.00%, 5/20/2026	17	19
5.50%, 3/1/2038(e)	2,048	2,161	6.00%, 6/20/2026	21	23
5.50%, 3/1/2038(e)	926	977	6.00%, 6/20/2026	18	19
5.50%, 5/1/2038(e)	1,679	1,771	6.00%, 7/20/2026	19	21
5.50%, 6/1/2038(e)	797	841	6.00%, 9/20/2026	19	20
5.50%, 7/1/2038(e)	6,765	7,138	6.00%, 3/20/2027	99	107
5.50%, 8/1/2038(e)	942	994	6.00%, 1/20/2028	16	18
5.50%, 9/1/2038(e)	2,180	2,300	6.00%, 3/20/2028	16	17
See accompanying notes			51

Schedule of Investments
Government & High Quality Bond Account
March 31, 2010 (unaudited)

			(b)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
	Principal		these securities totaled $179 or 0.07% of net assets.
U.S. GOVERNMENT & GOVERNMENT	Amount	Value	(c) Security is Illiquid
AGENCY OBLIGATIONS (continued)	(000's)	(000's)	(d)	Security exempt from registration under Rule 144A of the Securities Act of
Government National Mortgage Association			1933. These securities may be resold in transactions exempt from
(GNMA) (continued)			registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 6/20/2028	$ 79	$ 86	indicated, these securities are not considered illiquid. At the end of the
6.00%, 7/20/2028	54	59	period, the value of these securities totaled $203 or 0.08% of net assets.
6.00%, 3/20/2029	97	105	(e)	This entity was put into conservatorship by the US Government in 2008.
6.00%, 7/20/2029	103	112	See Notes to Financial Statements for additional information.
6.00%, 4/1/2040(f)	630	673
			(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.50%, 12/20/2025	29	32	Notes to Financial Statements.
6.50%, 1/20/2026	48	53	(g) Security is a Principal Only Strip.
6.50%, 2/20/2026	46	50
7.00%, 1/15/2024	16	18
7.00%, 12/15/2027	22	25
7.00%, 3/15/2028	184	206	Unrealized Appreciation (Depreciation)
7.00%, 5/15/2028	85	96	The net federal income tax unrealized appreciation (depreciation) and federal tax
7.00%, 5/15/2031	39	44	cost of investments held by the fund as of the period end were as follows:
7.00%, 9/15/2031	142	160
7.00%, 6/15/2032	369	414	Unrealized Appreciation	$ 8,233
		$ 10,880	Unrealized Depreciation	(8,727)
U.S. Treasury - 12.36%			Net Unrealized Appreciation (Depreciation)	$ (494)
1.50%, 10/31/2010	4,000	4,028	Cost for federal income tax purposes	$ 247,317
2.13%, 11/30/2014	8,000	7,895	All dollar amounts are shown in thousands (000's)
3.13%, 5/15/2019	3,500	3,333
4.13%, 5/15/2015	4,500	4,840	Portfolio Summary (unaudited)
4.50%, 8/15/2039	5,000	4,828	Sector	Percent
5.25%, 11/15/2028	5,000	5,444	Mortgage Securities	68 .69%
		$ 30,368	Government	23 .43%
U.S. Treasury Inflation-Indexed Obligations -			Asset Backed Securities	4 .20%
4.12%			Financial	4 .16%
3.00%, 7/15/2012	9,400	10,126	Liabilities in Excess of Other Assets, Net	(0 .48)%
			TOTAL NET ASSETS	100.00%
U.S. Treasury Strip - 3.97%
0.00%, 11/15/2015(g)	1,750	1,486	Other Assets Summary (unaudited)
0.00%, 5/15/2020(g)	10,500	6,878	Asset Type	Percent
0.00%, 11/15/2021(g)	2,300	1,378	Futures	9 .35%
		$ 9,742
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS		$ 191,117
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 3.31%	(000's)	(000's)
Banks - 3.31%
Investment in Joint Trading Account; Bank of	$ 1,830	$ 1,830
America Repurchase Agreement; 0.01% dated
03/31/10 maturing 04/01/10 (collateralized by
Sovereign Agency Issues; $1,866,887; 0.00% -
4.63%; dated 06/25/10 - 10/15/15)
Investment in Joint Trading Account; Credit Suisse	3,661	3,661
Repurchase Agreement; -0.01% dated 03/31/10
maturing 04/01/10 (collateralized by US
Treasury Notes; $3,733,773; 0.00% - 5.50%;
dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche Bank	686	686
Repurchase Agreement; 0.02% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $700,082; 1.13% - 3.75%; dated
09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan Stanley	1,958	1,959
Repurchase Agreement; 0.01% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $1,997,569; 0.00% - 5.85%;
dated 03/03/10 - 02/19/25)
		$ 8,136
TOTAL REPURCHASE AGREEMENTS		$ 8,136
Total Investments		$ 246,823
Liabilities in Excess of Other Assets, Net -
(0.48)%		$ (1,187)
TOTAL NET ASSETS - 100.00%		$ 245,636

(a) Variable Rate. Rate shown is in effect at March 31, 2010
See accompanying notes			52

Schedule of Investments
Government & High Quality Bond Account
March 31, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; June 2010	Long	200	$ 22,979 $	22,969	$ (10)
					$ (10)
All dollar amounts are shown in thousands (000's)

See accompanying notes		53

Schedule of Investments
Income Account
March 31, 2010 (unaudited)

		Value		Principal
COMMON STOCKS - 0.00%	Shares Held	(000's)		Amount	Value
Pipelines - 0.00%			BONDS (continued)	(000's)	(000's)
Energy Maintenance Services Group LLC - Warrants	58 $	—	Electric - 8.45%
(a),(b),(c)			Exelon Generation Co LLC
			6.20%, 10/1/2017	$ 2,000	$ 2,177
TOTAL COMMON STOCKS	$ —		Metropolitan Edison Co
	Principal		4.95%, 3/15/2013	1,000	1,052
	Amount	Value	Mirant Americas Generation LLC
BONDS - 68.08%	(000's)	(000's)	8.50%, 10/1/2021	2,000	1,880
Aerospace & Defense - 1.47%			Nisource Finance Corp
Boeing Co/The			5.25%, 9/15/2017	2,000	2,010
8.75%, 8/15/2021	$ 850 $	1,110	Ohio Edison Co
Lockheed Martin Corp			5.45%, 5/1/2015	850	904
5.50%, 11/15/2039	2,000	1,951	Oncor Electric Delivery Co LLC
	$ 3,061		7.00%, 9/1/2022	1,750	1,995
Airlines - 0.88%			Pacific Gas & Electric Co
Southwest Airlines Co 1994-A Pass Through Trust			4.20%, 3/1/2011	1,900	1,956
9.15%, 7/1/2016	1,675	1,834	PacifiCorp
			4.95%, 8/15/2014	775	835
Automobile Manufacturers - 0.43%			5.25%, 6/15/2035	850	794
New Flyer Industries Ltd			6.25%, 10/15/2037	500	531
14.00%, 8/19/2020(a),(c),(d)	908	885	PPL Energy Supply LLC
			5.70%, 10/15/2035	2,000	2,115
Banks - 8.56%			Southwestern Electric Power Co
Bank of America Corp			5.38%, 4/15/2015	1,275	1,350
5.42%, 3/15/2017	800	791			$ 17,599
8.00%, 12/29/2049(e)	1,000	1,020	Entertainment - 1.62%
8.13%, 12/29/2049(e)	1,000	1,020	CCM Merger Inc
Bank One Corp			8.00%, 8/1/2013(d)	1,675	1,457
10.00%, 8/15/2010	325	336	Peninsula Gaming LLC
Citigroup Inc			10.75%, 8/15/2017(d)	2,000	1,910
6.50%, 1/18/2011	2,525	2,625			$ 3,367
Goldman Sachs Group Inc/The			Environmental Control - 1.10%
6.88%, 1/15/2011	2,100	2,199	Republic Services Inc
JP Morgan Chase & Co			5.00%, 3/1/2020(d)	1,000	981
5.13%, 9/15/2014	850	898	Waste Management Inc
7.90%, 4/29/2049(e)	2,000	2,132	7.38%, 8/1/2010	1,275	1,301
Morgan Stanley					$ 2,282
4.75%, 4/1/2014	850	868	Gas - 1.01%
6.25%, 8/9/2026	850	865	Sempra Energy
Wells Fargo & Co			6.00%, 10/15/2039	500	491
4.63%, 4/15/2014	1,900	1,949	6.15%, 6/15/2018	1,500	1,621
7.98%, 3/29/2049(e)	3,000	3,135			$ 2,112
	$ 17,838		Healthcare - Services - 3.34%
Beverages - 1.14%			Alliance HealthCare Services Inc
Anheuser-Busch InBev Worldwide Inc			8.00%, 12/1/2016(d)	1,000	930
7.75%, 1/15/2019(d)	2,000	2,379	HCA Inc
			7.50%, 11/6/2033	250	217
Chemicals - 0.99%			8.75%, 9/1/2010	331	338
Airgas Inc			HCA Inc/DE
4.50%, 9/15/2014	2,000	2,064	9.25%, 11/15/2016	1,000	1,063
			Healthsouth Corp
Commercial Services - 1.93%			10.75%, 6/15/2016	1,500	1,622
Ceridian Corp			Tenet Healthcare Corp
11.25%, 11/15/2015(e)	2,000	1,915	9.00%, 5/1/2015(d)	1,262	1,360
ERAC USA Finance LLC			10.00%, 5/1/2018(d)	1,262	1,413
6.38%, 10/15/2017(d)	1,000	1,082			$ 6,943
7.00%, 10/15/2037(d)	1,000	1,031	Insurance - 2.20%
	$ 4,028		Aspen Insurance Holdings Ltd
Diversified Financial Services - 1.77%			6.00%, 8/15/2014	1,425	1,496
DVI Inc			Farmers Insurance Exchange
0.00%, 2/1/2004(a),(b),(c)	900	91	6.00%, 8/1/2014(d)	850	807
0.00%, 2/1/2004(a),(b),(c)	400	37	Prudential Financial Inc
Jefferies Group Inc			7.38%, 6/15/2019	1,000	1,147
6.25%, 1/15/2036	1,425	1,213	8.88%, 6/15/2038(e)	1,000	1,122
7.75%, 3/15/2012	1,500	1,613			$ 4,572
QHP Royalty Sub LLC			Leisure Products & Services - 1.65%
10.25%, 3/15/2015(a),(d)	718	726	Carnival Corp
	$ 3,680		7.20%, 10/1/2023	1,475	1,529
			Royal Caribbean Cruises Ltd
			6.88%, 12/1/2013	850	859

See accompanying notes			54

Schedule of Investments
Income Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Leisure Products & Services (continued)			REITS (continued)
Royal Caribbean Cruises Ltd (continued)			Developers Diversified Realty Corp
8.75%, 2/2/2011	$ 1,000	$ 1,040	4.63%, 8/1/2010	$ 850	$ 852
		$ 3,428	Duke Realty LP
Lodging - 0.83%			8.25%, 8/15/2019	2,000	2,231
MGM Mirage			HCP Inc
11.13%, 11/15/2017(d)	500	562	6.00%, 3/1/2015	1,675	1,718
13.00%, 11/15/2013	1,000	1,165	Health Care REIT Inc
		$ 1,727	6.13%, 4/15/2020(f)	1,000	1,003
Media - 4.54%			6.20%, 6/1/2016	1,675	1,784
Comcast Corp			Healthcare Realty Trust Inc
6.45%, 3/15/2037	2,000	2,037	6.50%, 1/17/2017	2,000	2,052
COX Communications Inc			8.13%, 5/1/2011	2,100	2,211
6.45%, 12/1/2036(d)	2,000	2,015	Kimco Realty Corp
Historic TW Inc			6.88%, 10/1/2019	2,000	2,107
9.15%, 2/1/2023	250	325	Simon Property Group LP
News America Holdings Inc			10.35%, 4/1/2019	2,000	2,515
8.00%, 10/17/2016	1,000	1,173			$ 18,555
News America Inc			Retail - 1.96%
6.40%, 12/15/2035	1,000	1,021	Asbury Automotive Group Inc
Reed Elsevier Capital Inc			8.00%, 3/15/2014	1,000	1,002
6.75%, 8/1/2011	1,275	1,361	Neiman Marcus Group Inc/The
Time Warner Cable Inc			10.38%, 10/15/2015	2,000	2,065
6.55%, 5/1/2037	1,500	1,533	Sonic Automotive Inc
		$ 9,465	9.00%, 3/15/2018(d)	1,000	1,025
Mining - 0.87%					$ 4,092
Xstrata Canada Corp			Telecommunications - 3.09%
6.00%, 10/15/2015	1,675	1,807	Corning Inc
			6.63%, 5/15/2019	500	555
Oil & Gas - 3.43%			Deutsche Telekom International Finance BV
OPTI Canada Inc			8.50%, 6/15/2010(e)	3,375	3,425
7.88%, 12/15/2014	2,425	2,267	Qwest Corp
Petro-Canada			8.88%, 3/15/2012(e)	1,675	1,834
4.00%, 7/15/2013	850	877	Telus Corp
9.25%, 10/15/2021	1,075	1,394	8.00%, 6/1/2011	571	615
XTO Energy Inc					$ 6,429
6.25%, 4/15/2013	1,275	1,424	Toys, Games & Hobbies - 0.43%
6.75%, 8/1/2037	1,000	1,171	Mattel Inc
		$ 7,133	7.30%, 6/13/2011	850	903
Packaging & Containers - 1.04%
Sealed Air Corp			Transportation - 0.97%
7.88%, 6/15/2017(d)	2,000	2,172	Trailer Bridge Inc
			9.25%, 11/15/2011	2,000	2,012
Pharmaceuticals - 0.95%
Elan Finance PLC/Elan Finance Corp			TOTAL BONDS		$ 141,763
8.75%, 10/15/2016(d)	2,000	1,980		Principal
				Amount	Value
Pipelines - 3.50%			CONVERTIBLE BONDS - 1.81%	(000's)	(000's)
ANR Pipeline Co			Healthcare - Products - 0.59%
9.63%, 11/1/2021	1,000	1,371	China Medical Technologies Inc
El Paso Natural Gas Co			4.00%, 8/15/2013	2,000	1,240
7.50%, 11/15/2026	2,100	2,285
Energy Maintenance Services Group LLC			Pharmaceuticals - 1.22%
0.00%, 3/1/2014(a),(b),(c)	2,000	440	Omnicare Inc
Enterprise Products Operating LLC			3.25%, 12/15/2035	3,000	2,539
6.38%, 2/1/2013	350	382
Express Pipeline LP			TOTAL CONVERTIBLE BONDS		$ 3,779
7.39%, 12/31/2017(d)	1,710	1,846		Principal
Southern Natural Gas Co			SENIOR FLOATING RATE INTERESTS -	Amount	Value
8.00%, 3/1/2032	850	958	0.97%	(000's)	(000's)
		$ 7,282	Entertainment - 0.97%
Real Estate - 1.02%			CCM Merger Inc, Term Loan B
WEA Finance LLC / WT Finance Aust Pty Ltd			8.50%, 7/21/2012(e)	2,048	2,016
6.75%, 9/2/2019(d)	2,000	2,134
			TOTAL SENIOR FLOATING RATE INTERESTS		$ 2,016
REITS - 8.91%
Arden Realty LP
5.20%, 9/1/2011	1,000	1,043
5.25%, 3/1/2015	1,000	1,039

See accompanying notes			55

Schedule of Investments
Income Account
March 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount	Value		Amount	Value
AGENCY OBLIGATIONS - 25.31%	(000's)	(000's)	REPURCHASE AGREEMENTS (continued)	(000's)	(000's)
Federal Home Loan Mortgage Corporation			Banks (continued)
(FHLMC) - 14.38%			Investment in Joint Trading Account; Deutsche Bank $	627 $	627
4.00%, 4/1/2039(g)	$ 2,888	$ 2,803	Repurchase Agreement; 0.02% dated 03/31/10
4.50%, 8/1/2033(g)	1,704	1,724	maturing 04/01/10 (collateralized by Sovereign
4.50%, 5/1/2039(g)	2,868	2,878	Agency Issues; $639,544; 1.13% - 3.75%; dated
4.50%, 7/1/2039(g)	2,930	2,940	09/09/11 - 03/09/12)
5.00%, 8/1/2019(g)	1,499	1,599	Investment in Joint Trading Account; Morgan Stanley	1,789	1,789
5.00%, 8/1/2035(g)	3,896	4,041	Repurchase Agreement; 0.01% dated 03/31/10
5.00%, 11/1/2035(g)	2,055	2,128	maturing 04/01/10 (collateralized by Sovereign
5.00%, 10/1/2038(g)	4,644	4,779	Agency Issues; $1,824,834; 0.00% - 5.85%;
5.50%, 11/1/2017(g)	254	274	dated 03/03/10 - 02/19/25)
5.50%, 1/1/2018(g)	154	166		$ 7,432
5.50%, 5/1/2031(g)	171	182	TOTAL REPURCHASE AGREEMENTS	$ 7,432
5.50%, 6/1/2035(g)	1,331	1,409	Total Investments	$ 207,699
5.50%, 1/1/2036(g)	1,807	1,913	Other Assets in Excess of Liabilities, Net - 0.26%	$ 543
5.50%, 4/1/2036(g)	973	1,030	TOTAL NET ASSETS - 100.00%	$ 208,242
6.00%, 3/1/2031(g)	112	122
6.00%, 5/1/2032(g)	238	259
6.00%, 6/1/2038(g)	1,358	1,460	(a) Security is Illiquid
6.50%, 6/1/2029(g)	65	72	(b) Non-Income Producing Security
6.50%, 8/1/2029(g)	67	74	(c)	Market value is determined in accordance with procedures established in
7.00%, 1/1/2032(g)	71	79	good faith by the Board of Directors. At the end of the period, the value of
9.00%, 1/1/2025(g)	9	10	these securities totaled $1,453 or 0.70% of net assets.
		$ 29,942	(d)	Security exempt from registration under Rule 144A of the Securities Act of
Federal National Mortgage Association (FNMA) -			1933. These securities may be resold in transactions exempt from
5.76%			registration, normally to qualified institutional buyers. Unless otherwise
4.00%, 3/1/2039(g)	3,391	3,291	indicated, these securities are not considered illiquid. At the end of the
5.00%, 1/1/2018(g)	469	500	period, the value of these securities totaled $26,695 or 12.82% of net
5.00%, 8/1/2035(g)	3,059	3,165	assets.
5.50%, 3/1/2033(g)	511	542	(e)	Variable Rate. Rate shown is in effect at March 31, 2010
5.50%, 6/1/2033(g)	1,603	1,697	(f) Security purchased on a when-issued basis.
5.50%, 2/1/2035(g)	1,832	1,937	(g)	This entity was put into conservatorship by the US Government in 2008.
6.00%, 4/1/2032(g)	323	351	See Notes to Financial Statements for additional information.
6.50%, 5/1/2031(g)	40	44
6.50%, 4/1/2032(g)	282	311
6.50%, 5/1/2032(g)	128	142
7.00%, 1/1/2030(g)	9	11	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
		$ 11,991	cost of investments held by the fund as of the period end were as follows:
Government National Mortgage Association
(GNMA) - 0.16%			Unrealized Appreciation	$ 11,777
6.00%, 5/20/2032(e)	178	193
			Unrealized Depreciation		(3,977)
7.00%, 6/20/2031	117	132	Net Unrealized Appreciation (Depreciation)	$ 7,800
9.00%, 2/15/2025	12	13	Cost for federal income tax purposes	$ 199,899
		$ 338	All dollar amounts are shown in thousands (000's)
U.S. Treasury - 5.01%
2.75%, 2/15/2019	2,000	1,856	Portfolio Summary (unaudited)
3.13%, 5/15/2019	2,000	1,905	Sector		Percent
3.63%, 2/15/2020	2,000	1,966	Financial		27 .01%
4.25%, 5/15/2039	3,000	2,780	Mortgage Securities		20 .30%
4.50%, 8/15/2039	2,000	1,931	Utilities		9 .46%
		$ 10,438	Consumer, Non-cyclical		9 .17%
TOTAL U.S. GOVERNMENT & GOVERNMENT			Consumer, Cyclical		7 .80%
AGENCY OBLIGATIONS		$ 52,709	Communications		7 .63%
	Principal		Energy		6 .92%
	Amount	Value	Government		5 .01%
REPURCHASE AGREEMENTS - 3.57%	(000's)	(000's)	Industrial		4 .58%
Banks - 3.57%			Basic Materials		1 .86%
Investment in Joint Trading Account; Bank of	$ 1,672	$ 1,672	Other Assets in Excess of Liabilities, Net		0 .26%
America Repurchase Agreement; 0.01% dated			TOTAL NET ASSETS		100.00%
03/31/10 maturing 04/01/10 (collateralized by
Sovereign Agency Issues; $1,705,451; 0.00% -
4.63%; dated 06/25/10 - 10/15/15)
Investment in Joint Trading Account; Credit Suisse	3,344	3,344
Repurchase Agreement; -0.01% dated 03/31/10
maturing 04/01/10 (collateralized by US
Treasury Notes; $3,410,903; 0.00% - 5.50%;
dated 03/03/10 - 10/05/29)

See accompanying notes			56

Schedule of Investments
International Emerging Markets Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 92.21%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Agriculture - 0.53%			Computers (continued)
Golden Agri-Resources Ltd (a)	2,177,000 $	903	Lite-On Technology Corp	417,075 $	553
			Tata Consultancy Services Ltd	67,474	1,173
Airlines - 0.75%			Wipro Ltd ADR	22,587	527
Air China Ltd (a)	864,000	892		$ 7,302
Gol Linhas Aereas Inteligentes SA ADR	32,007	397	Distribution & Wholesale - 0.33%
	$ 1,289		Hyosung Corp	7,760	557
Automobile Manufacturers - 3.32%
Dongfeng Motor Group Co Ltd	692,000	1,125	Diversified Financial Services - 1.58%
Ford Otomotiv Sanayi AS	55,725	404	Chinatrust Financial Holding Co Ltd	1,427,000	809
Hyundai Motor Co	14,642	1,495	E.Sun Financial Holding Co Ltd (a)	670,000	271
Kia Motors Corp	58,280	1,300	KGI Securities Co Ltd (a),(c)	38,782	364
Tata Motors Ltd	55,272	933	Shinhan Financial Group Co Ltd	12,270	482
Yulon Motor Co Ltd	372,000	413	Woori Finance Holdings Co Ltd	53,220	781
	$ 5,670			$ 2,707
Automobile Parts & Equipment - 0.33%			Electric - 1.12%
Weichai Power Co Ltd	68,000	569	Enersis SA ADR	27,598	552
			Reliance Infrastructure Ltd	61,042	1,358
Banks - 15.53%				$ 1,910
ABSA Group Ltd	65,156	1,273	Electrical Components & Equipment - 0.24%
Asya Katilim Bankasi AS (a)	295,386	790	LG Electronics Inc	4,108	418
Banco do Brasil SA	74,527	1,246
Bangkok Bank Public Co	149,100	634	Electronics - 3.01%
Bank Mandiri Tbk PT	2,140,000	1,258	Hon Hai Precision Industry Co Ltd	591,928	2,563
Bank Negara Indonesia Persero Tbk PT	1,550,500	388	LG Display Co Ltd	31,110	1,098
Bank of China Ltd	1,155,000	616	Tripod Technology Corp	269,000	911
Bank of Communications Co Ltd	874,000	1,041	WPG Holdings Co Ltd	352,000	575
Bank Pekao SA	15,285	888		$ 5,147
Busan Bank	45,070	484	Engineering & Contruction - 0.56%
China Construction Bank Corp	3,150,217	2,581	Daelim Industrial Co Ltd	14,562	965
HDFC Bank Ltd ADR	6,930	966
ICICI Bank Ltd ADR	23,120	987	Food - 0.75%
Industrial and Commercial Bank of China Ltd	3,707,000	2,827	Cia Brasileira de Distribuicao Grupo Pao de Acucar	6,697	450
Industrial Bank of Korea	41,740	546	ADR
Korea Exchange Bank	59,300	708	Uni-President Enterprises Corp	732,888	834
Malayan Banking Bhd	565,700	1,296		$ 1,284
Nedbank Group Ltd	74,984	1,441	Forest Products & Paper - 0.85%
OTP Bank PLC (a)	40,242	1,407	Fibria Celulose SA ADR(a)	59,325	1,298
Powszechna Kasa Oszczednosci Bank Polski SA	48,104	673	Lee & Man Paper Manufacturing Ltd	201,600	158
Siam Commercial Bank Public (b)	237,200	675
				$ 1,456
Standard Bank Group Ltd/South Africa	83,130	1,308	Gas - 0.31%
State Bank of India Ltd	8,876	834	Korea Gas Corp	12,456	526
Turkiye Garanti Bankasi AS	173,652	812
Turkiye Halk Bankasi AS	121,065	877	Holding Companies - Diversified - 2.37%
	$ 26,556		GS Holdings	26,710	946
Beverages - 1.33%			Imperial Holdings Ltd	40,239	554
Cia de Bebidas das Americas ADR	16,471	1,510	KOC Holding AS (a)	201,903	692
Fomento Economico Mexicano SAB de CV ADR	16,358	778	LG Corp	18,823	1,181
	$ 2,288		Shanghai Industrial Holdings Ltd	150,000	688
Building Materials - 0.58%				$ 4,061
Corp GEO SAB de CV (a)	201,341	611
			Home Furnishings - 1.02%
Duratex SA	43,754	372	Arcelik AS	150,669	611
	$ 983		Steinhoff International Holdings Ltd (a)	409,622	1,125
Chemicals - 1.02%				$ 1,736
Hanwha Chem Corp	46,030	561	Insurance - 3.42%
Kolon Industries Inc (a)	5,097	209	Cathay Financial Holding Co Ltd (a)	830,000	1,385
LG Chem Ltd	4,586	975	China Life Insurance Co Ltd	244,000	1,169
	$ 1,745		China Pacific Insurance Group Co Ltd (a)	190,200	843
Coal - 1.38%			Ping An Insurance Group Co of China Ltd	110,500	952
Banpu Public Co Ltd	48,800	933	Sanlam Ltd	437,110	1,492
China Shenhua Energy Co Ltd	330,500	1,428		$ 5,841
	$ 2,361		Internet - 0.23%
Commercial Services - 0.32%			Perfect World Co Ltd ADR(a)	10,548	395
Zhejiang Expressway Co Ltd	604,000	545
			Iron & Steel - 4.65%
Computers - 4.27%			China Steel Corp	313,943	325
Chicony Electronics Co Ltd	325,000	865	Cia Siderurgica Nacional SA ADR	34,440	1,375
Foxconn Technology Co Ltd	155,000	568	Evraz Group SA (a)	25,498	1,013
Infosys Technologies Ltd ADR	41,806	2,460	JSW Steel Ltd	22,129	609
Lenovo Group Ltd	1,674,000	1,156	Mechel ADR	36,169	1,028
See accompanying notes			57

Schedule of Investments
International Emerging Markets Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Iron & Steel (continued)			Software (continued)
POSCO ADR	20,706 $	2,423	Totvs SA	7,700 $	462
Ternium SA ADR(a)	28,890	1,185		$ 907
	$ 7,958		Telecommunications - 7.55%
Lodging - 0.38%			America Movil SAB de CV ADR	67,354	3,391
Genting Bhd	323,000	654	Bezeq Israeli Telecommunication Corp Ltd	227,106	645
			China Mobile Ltd	345,959	3,328
Machinery - Construction & Mining - 0.38%			China Telecom Corp Ltd	800,000	395
United Tractors Tbk PT	322,500	650	Empresa Nacional de Telecomunicaciones SA	33,758	459
			KT Corp	13,880	573
Metal Fabrication & Hardware - 0.13%			Mobile Telesystems OJSC ADR	29,980	1,664
Confab Industrial SA	84,362	222	Taiwan Mobile Co Ltd	378,000	712
			Vimpel-Communications ADR	45,045	829
Mining - 6.01%			Vivo Participacoes SA ADR	33,853	918
Antofagasta PLC	87,634	1,383		$ 12,914
China Molybdenum Co Ltd	536,000	449	Transportation - 0.71%
Grupo Mexico SAB de CV	450,200	1,210	Pacific Basin Shipping Ltd	631,000	502
Harmony Gold Mining Co Ltd	49,680	469	Sincere Navigation	556,000	707
Impala Platinum Holdings Ltd	65,665	1,929		$ 1,209
KGHM Polska Miedz SA	38,437	1,444	TOTAL COMMON STOCKS	$ 157,703
Korea Zinc Co Ltd	4,194	749			Value
MMC Norilsk Nickel ADR(a)	74,218	1,368
			PREFERRED STOCKS - 6.77%	Shares Held	(000's)
Sterlite Industries India Ltd ADR	49,477	921	Banks - 2.46%
Zijin Mining Group Co Ltd	436,000	344	Banco Bradesco SA	140,895	2,580
	$ 10,266		Itau Unibanco Holding SA	74,491	1,631
Oil & Gas - 11.21%				$ 4,211
CNOOC Ltd	1,366,000	2,248	Electric - 0.28%
Gazprom OAO (b),(c)	11,053	649
			Eletropaulo Metropolitana Eletricidade de Sao Paulo	22,100	484
Gazprom OAO ADR	83,291	1,955	SA
Lukoil OAO ADR	29,841	1,692
PetroChina Co Ltd	1,653,017	1,933	Investment Companies - 0.01%
Petroleo Brasileiro SA ADR	135,449	6,026	Lereko Mobility Pty Ltd (a)	2,003	12
PTT Public Company Limited (b)	102,100	827
Reliance Industries Ltd	43,150	1,032	Mining - 4.02%
Rosneft Oil Co	268,471	2,129	Vale SA	247,572	6,870
Tatneft ADR	21,974	688
	$ 19,179		TOTAL PREFERRED STOCKS	$ 11,577
Pharmaceuticals - 1.33%				Principal
Dr Reddys Laboratories Ltd	25,640	728		Amount	Value
Teva Pharmaceutical Industries Ltd ADR	24,468	1,543	REPURCHASE AGREEMENTS - 0.51%	(000's)	(000's)
	$ 2,271		Banks - 0.51%
Real Estate - 2.09%			Investment in Joint Trading Account; Bank of	$ 196 $	196
Cyrela Brazil Realty SA	75,250	881	America Repurchase Agreement; 0.01% dated
Huaku Development Co Ltd	158,000	410	03/31/10 maturing 04/01/10 (collateralized by
KWG Property Holding Ltd	925,000	672	Sovereign Agency Issues; $199,540; 0.00% -
Rossi Residencial SA	111,969	775	4.63%; dated 06/25/10 - 10/15/15)
Shimao Property Holdings Ltd	459,500	845	Investment in Joint Trading Account; Credit Suisse	391	391
	$ 3,583		Repurchase Agreement; -0.01% dated 03/31/10
Retail - 3.95%			maturing 04/01/10 (collateralized by US
GOME Electrical Appliances Holdings Ltd (a)	1,365,000	459	Treasury Notes; $399,078; 0.00% - 5.50%;
Lojas Renner SA	33,800	777	dated 03/03/10 - 10/05/29)
Lotte Shopping Co Ltd	3,701	1,073	Investment in Joint Trading Account; Deutsche Bank	73	74
Massmart Holdings Ltd	47,450	707	Repurchase Agreement; 0.02% dated 03/31/10
President Chain Store Corp	79,920	199	maturing 04/01/10 (collateralized by Sovereign
PT Astra International Tbk	362,000	1,667	Agency Issues; $74,827; 1.13% - 3.75%; dated
Wal-Mart de Mexico SAB de CV	182,200	934	09/09/11 - 03/09/12)
Woolworths Holdings Ltd/South Africa	304,653	942	Investment in Joint Trading Account; Morgan Stanley	209	209
	$ 6,758		Repurchase Agreement; 0.01% dated 03/31/10
Semiconductors - 8.14%			maturing 04/01/10 (collateralized by Sovereign
Epistar Corp	188,000	624	Agency Issues; $213,506; 0.00% - 5.85%; dated
Hynix Semiconductor Inc (a)	76,240	1,799	03/03/10 - 02/19/25)
Novatek Microelectronics Corp Ltd	262,000	817		$ 870
Powertech Technology Inc	167,000	597	TOTAL REPURCHASE AGREEMENTS	$ 870
Richtek Technology Corp	88,000	942	Total Investments	$ 170,150
Samsung Electronics Co Ltd	7,838	5,667	Other Assets in Excess of Liabilities, Net - 0.51%	$ 872
Taiwan Semiconductor Manufacturing Co Ltd	1,793,164	3,472	TOTAL NET ASSETS - 100.00%	$ 171,022
	$ 13,918
Software - 0.53%
Check Point Software Technologies Ltd (a)	12,696	445	(a) Non-Income Producing Security

See accompanying notes			58

Schedule of Investments
International Emerging Markets Account
March 31, 2010 (unaudited)

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,151 or 1.26% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,013 or 0.59% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 32,951
Unrealized Depreciation	(4,383)
Net Unrealized Appreciation (Depreciation)	$ 28,568
Cost for federal income tax purposes	$ 141,582
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Country	Percent
Brazil	16 .52%
Korea, Republic Of	14 .90%
China	11 .65%
Taiwan, Province Of China	11 .07%
India	7 .35%
Russian Federation	7 .01%
South Africa	6 .58%
Hong Kong	4 .82%
Mexico	4 .05%
Turkey	2 .46%
Indonesia	2 .32%
Thailand	1 .79%
Poland	1 .75%
Israel	1 .54%
Luxembourg	1 .28%
Malaysia	1 .14%
Hungary	0 .82%
United Kingdom	0 .81%
Chile	0 .59%
Singapore	0 .53%
United States	0 .51%
Other Assets in Excess of Liabilities, Net	0 .51%
TOTAL NET ASSETS	100.00%

See accompanying notes	59

Schedule of Investments
International SmallCap Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 96.98%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 0.67%			Chemicals (continued)
Aegis Group PLC	365,040 $	705	Rhodia SA	24,718 $	512
			Sakai Chemical Industry Co Ltd	12,000	59
Aerospace & Defense - 1.06%				$ 2,942
MTU Aero Engines Holding AG	13,563	793	Coal - 1.66%
Saab AB	21,744	331	Grande Cache Coal Corp (a)	73,600	599
	$ 1,124		MacArthur Coal Ltd	56,802	732
Airlines - 0.51%			Whitehaven Coal Ltd	89,611	422
Virgin Blue Holdings Ltd (a)	826,691	535		$ 1,753
			Commercial Services - 2.87%
Apparel - 0.16%			Aggreko PLC	46,548	842
Gerry Weber International AG	4,964	173	Atkins WS PLC	22,773	214
			Autostrada Torino-Milano SpA	6,887	97
Automobile Manufacturers - 0.04%			Bertrandt AG	3,439	122
Rosenbauer International AG	1,121	47	Brunel International NV	4,488	158
			Cape PLC (a)	43,427	151
Automobile Parts & Equipment - 2.70%			Groupe Steria SCA	4,949	153
FCC Co Ltd	22,800	452	Mears Group PLC	22,224	94
Imasen Electric Industrial	12,800	162	Navitas Ltd	22,937	107
Kayaba Industry Co Ltd (a)	15,000	55	Prosegur Cia de Seguridad SA	12,631	570
Keihin Corp	28,300	547	Sixt AG	1,578	50
Linamar Corp	19,289	362	Societa Iniziative Autostradali e Servizi SpA	11,643	107
Musashi Seimitsu Industry Co Ltd	5,300	113	Sohgo Security Services Co Ltd	21,604	250
Nissin Kogyo Co Ltd	16,100	263	Spotless Group Ltd	34,611	91
Piolax Inc	1,700	38	Sthree PLC	4,876	25
Shiroki Corp	18,000	51		$ 3,031
Tachi-S Co Ltd	2,100	23	Computers - 1.09%
Valeo SA (a)	22,254	794	Bull (a)	12,695	58
	$ 2,860		Computacenter PLC	25,621	119
Banks - 4.16%			Dimension Data Holdings PLC	275,828	382
Aareal Bank AG (a)	13,424	294	Domino Printing Sciences PLC	9,379	55
Banca Generali SpA	10,818	121	Ines Corp	11,300	84
Bank of the Ryukyus Ltd	3,800	43	Japan Digital Laboratory Co Ltd	5,400	58
Banque Cantonale Vaudoise	904	422	Melco Holdings Inc	6,100	135
Canadian Western Bank	22,500	536	Novabase SGPS SA (a)	14,353	83
Credito Emiliano SpA	49,130	340	SDL PLC (a)	16,631	123
Home Capital Group Inc	9,500	404	Telvent GIT SA	1,723	50
Kagoshima Bank Ltd/The	56,740	399		$ 1,147
Keiyo Bank Ltd/The	58,000	280	Consumer Products - 0.25%
Laurentian Bank of Canada	8,900	378	Mcbride PLC	59,972	207
Oita Bank Ltd/The	27,000	99	Pilot Corp	34	50
San-In Godo Bank Ltd/The	55,000	459		$ 257
SpareBank 1 SMN	10,704	86	Cosmetics & Personal Care - 0.15%
SpareBank 1 SMN - Rights (a),(b),(c)	3,853	10
Sydbank A/S (a)	15,651	419	Dr Ci:Labo Co Ltd	31	73
			Fancl Corp	4,500	85
Tokyo Tomin Bank Ltd/The	7,800	104		$ 158
	$ 4,394		Distribution & Wholesale - 2.11%
Beverages - 0.42%			DCC PLC	28,809	747
Britvic PLC	55,457	391	D'ieteren SA	465	235
Cott Corp (a)	6,300	49
			Diploma PLC	26,857	81
	$ 440		Doshisha Co Ltd	1,648	43
Biotechnology - 0.10%			Esprinet SpA	9,897	103
Biotest AG	2,092	104	Headlam Group PLC	7,875	32
			Inaba Denki Sangyo Co Ltd	3,400	79
Building Materials - 1.92%			Inabata & Co Ltd	19,929	94
Cardo AB	2,461	87	Inchcape PLC (a)	1,555,218	696
Central Glass Co Ltd	102,000	504	Iwatani Corp	25,000	73
Hong Leong Asia Ltd	91,000	295	Trusco Nakayama Corp	2,700	43
Sa des Ciments Vicat	4,201	329		$ 2,226
Sanwa Holdings Corp	25,408	85	Diversified Financial Services - 3.97%
Sika AG	432	729	Avanza Bank Holding AB	1,598	41
	$ 2,029		Azimut Holding SpA	37,602	476
Chemicals - 2.78%			BinckBank NV	24,270	430
Air Water Inc	26,000	298	BlueBay Asset Management PLC	7,320	40
C Uyemura & Co Ltd	739	30	Brewin Dolphin Holdings PLC	27,529	61
Chugoku Marine Paints Ltd	16,000	110	Challenger Financial Services Group Ltd	165,599	638
Croda International PLC	34,622	492	Close Brothers Group PLC	47,700	561
Lanxess AG	14,048	646	First Ship Lease Trust	137,254	60
Lintec Corp	22,444	439	Fuyo General Lease Co Ltd	5,000	142
Nippon Soda Co Ltd	26,000	115	Get Nice Holdings Ltd	1,092,000	73
Nippon Synthetic Chemical Industry Co Ltd/The	35,000	241
See accompanying notes			60

Schedule of Investments
International SmallCap Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Diversified Financial Services (continued)			Entertainment - 0.50%
Hellenic Exchanges SA Holding Clearing Settlement	7,664 $	67	Betsson AB (a)	2,955 $	51
and Registry			bwin Interactive Entertainment AG (a)	6,891	405
IG Group Holdings PLC	94,930	580	Juventus Football Club SpA (a)	18,388	21
Jaccs Co Ltd	47,000	100	Tipp24 SE	1,328	51
Mito Securities Co Ltd	16,000	40		$ 528
NEC Capital Solutions Ltd	2,035	26	Environmental Control - 0.07%
Paragon Group of Cos PLC	123,081	253	Derichebourg SA (a)	15,503	72
Public Financial Holdings Ltd	116,000	61
Toyo Securities Co Ltd	17,000	35	Food - 4.00%
Tullett Prebon PLC	97,242	516	Austevoll Seafood ASA	20,000	150
	$ 4,200		Axfood AB	8,416	247
Electric - 1.57%			Cermaq ASA	13,299	156
Atco Ltd	10,714	537	CSM	18,330	570
DUET Group	314,131	516	Devro PLC	29,804	73
Energiedienst Holding AG	1,408	75	Fuji Oil Co Ltd	23,700	335
Iride SpA	125,393	243	Greggs PLC	7,651	56
Okinawa Electric Power Co Inc/The	4,800	251	HKScan OYJ	5,656	76
REN - Redes Energeticas Nacionais SA	8,698	36	Kato Sangyo Co Ltd	5,000	82
	$ 1,658		Maruha Nichiro Holdings Inc	36,000	51
Electrical Components & Equipment - 1.58%			Megmilk Snow Brand Co Ltd	16,295	254
Bekaert SA	3,014	542	Mitsui Sugar Co Ltd	23,000	77
Draka Holding NV (a)	7,384	130	Morinaga Milk Industry Co Ltd	80,000	315
Hitachi Cable Ltd	79,653	238	Nippon Suisan Kaisha Ltd	96,300	279
Nippon Signal Co Ltd	27,400	245	Nisshin Oillio Group Ltd/The	57,000	276
SMA Solar Technology AG	3,515	437	Northern Foods PLC	69,507	61
Zumtobel AG (a)	4,440	89	Nutreco Holding NV	10,739	677
	$ 1,681		Viscofan SA	18,322	481
Electronics - 3.15%			Yokohama Reito Co Ltd	3,017	22
AAC Acoustic Technologies Holdings Inc	260,000	435		$ 4,238
Alps Electric Co Ltd (a)	92,900	641	Forest Products & Paper - 1.27%
Chemring Group PLC	9,715	488	Billerud AB	31,499	256
CMK Corp/Japan	25,600	192	Cascades Inc	6,100	49
Daishinku Corp	8,780	42	DS Smith PLC	65,523	134
Horiba Ltd	16,100	463	Hokuetsu Kishu Paper Co Ltd	10,000	50
Japan Aviation Electronics Industry Ltd	30,000	227	Mondi PLC	94,255	664
Marubun Corp	7,124	43	M-real OYJ (a)	23,169	66
Nippon Chemi-Con Corp (a)	94,000	370	Portucel Empresa Produtora de Pasta e Papel SA	41,678	119
Nitto Kogyo Corp	4,100	43		$ 1,338
Sato Corp	5,400	77	Gas - 0.32%
SMK Corp	40,000	205	Just Energy Income Fund	24,300	342
Tokyo Seimitsu Co Ltd	5,900	102
	$ 3,328		Healthcare - Products - 1.71%
Energy - Alternate Sources - 0.04%			DiaSorin SpA	7,866	296
Solar Millennium AG (a)	1,807	44	Draegerwerk AG & Co KGaA	5,165	359
			Nipro Corp	20,041	387
Engineering & Contruction - 5.68%			Orthofix International NV (a)	2,642	96
Aangpanneforeningen AB	5,087	159	Sonova Holding AG	5,369	667
Abengoa SA	15,034	434		$ 1,805
Astaldi SpA	8,182	62	Healthcare - Services - 0.35%
Bird Construction Income Fund	2,683	84	BML Inc	9,000	228
Bradken Ltd	58,453	411	CML Healthcare Income Fund	11,100	138
Cie d'Entreprises CFE	947	53		$ 366
Downer EDI Ltd	96,780	671	Holding Companies - Diversified - 0.19%
Imtech NV	18,624	597	CIR-Compagnie Industriali Riunite SpA (a)	85,615	206
Kandenko Co Ltd	12,000	76
Kumagai Gumi Co Ltd (a)	117,000	81	Home Builders - 0.74%
Maeda Road Construction Co Ltd	10,000	81	Mitsui Home Co Ltd	13,000	71
Monadelphous Group Ltd	29,494	414	Persimmon PLC (a)	100,076	707
Morgan Sindall PLC	8,633	72		$ 778
NCC AB	33,691	588	Home Furnishings - 2.19%
NEC Networks & System Integration Corp	34,500	457	Alpine Electronics Inc (a)	14,900	181
Nippo Corp	30,988	238	Foster Electric Co Ltd	1,900	53
NRW Holdings Ltd	31,154	50	Galiform PLC (a)	181,987	213
Penta-Ocean Construction Co Ltd	66,000	91	Indesit Co SpA	33,072	397
PYI Corp Ltd (a)	984,000	46	Noritz Corp	15,300	236
SHO-BOND Holdings Co Ltd	4,500	88	Pace PLC	79,863	233
Tecnicas Reunidas SA	11,367	715	SEB SA	7,071	469
YIT OYJ	23,122	534	Skyworth Digital Holdings Ltd	460,000	536
	$ 6,002			$ 2,318

See accompanying notes			61

Schedule of Investments
International SmallCap Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Housewares - 0.04%			Metal Fabrication & Hardware (continued)
Sangetsu Co Ltd	1,873 $	42	Nachi-Fujikoshi Corp	35,000 $	115
			Oiles Corp	3,322	54
Insurance - 1.69%				$ 594
Amlin PLC	95,384	562	Mining - 3.90%
Hannover Rueckversicherung AG	11,888	587	Alamos Gold Inc	45,000	601
Helvetia Holding AG	1,584	555	Ausdrill Ltd	33,161	64
Novae Group PLC	5,822	26	Avocet Mining PLC (a)	62,457	115
Tower Ltd	38,982	55	Breakwater Resources Ltd (a)	168,000	63
	$ 1,785		Capstone Mining Corp (a)	18,000	53
Internet - 0.84%			Chuo Denki Kogyo Co Ltd	7,000	56
Atea ASA	27,800	235	Eastern Platinum Ltd (a)	333,316	486
Rightmove PLC	52,806	540	Extract Resources Ltd (a)	14,668	104
SMS Management & Technology Ltd	19,596	117	FNX Mining Co Inc (a)	28,800	385
	$ 892		Harry Winston Diamond Corp (a)	4,600	45
Investment Companies - 0.64%			Independence Group NL	16,439	69
Australian Infrastructure Fund	65,831	119	Mincor Resources NL	42,000	77
Kinnevik Investment AB	29,951	552	Quadra Mining Ltd (a)	23,800	364
	$ 671		Red Back Mining Inc (a)	32,661	667
Iron & Steel - 1.71%			SEMAFO Inc (a)	135,000	753
Aichi Steel Corp	12,000	53	Straits Resources Ltd	172,371	228
Chubu Steel Plate Co Ltd	11,000	71		$ 4,130
Delta PLC	21,850	63	Miscellaneous Manufacturing - 1.86%
Ferrexpo PLC	83,821	478	Aalberts Industries NV	24,246	387
Godo Steel Ltd	24,000	54	Cookson Group PLC (a)	93,690	777
Kyoei Steel Ltd	13,300	280	Fenner PLC	17,551	57
Mitsubishi Steel Manufacturing Co Ltd	33,000	81	GUD Holdings Ltd	5,981	51
Mount Gibson Iron Ltd (a)	277,724	476	GWA International Ltd	29,235	89
Nakayama Steel Works Ltd	28,204	44	JSP Corp	3,767	45
Sanyo Special Steel Co Ltd	12,000	52	Nippon Valqua Industries Ltd	12,666	28
Tubos Reunidos SA	17,517	50	Peace Mark Holdings Ltd (a),(c)	300,000	—
Yodogawa Steel Works Ltd	24,000	108	Sekisui Plastics Co Ltd	5,784	28
	$ 1,810		Semperit AG Holding	5,699	222
Leisure Products & Services - 0.81%			Senior PLC	72,290	121
Accell Group	2,301	114	Sperian Protection	642	52
Accordia Golf Co Ltd	158	159	Tokai Rubber Industries Inc	6,000	82
CTS Eventim AG	2,826	143	Vitec Group PLC/The	6,020	37
Daiichikosho Co Ltd	9,200	119		$ 1,976
Daikoku Denki Co Ltd	2,400	42	Oil & Gas - 4.02%
Flight Centre Ltd	14,557	280	Alliance Oil Co Ltd (a)	39,844	633
	$ 857		AWE Ltd (a)	170,476	426
Lodging - 0.83%			Bankers Petroleum Ltd (a)	67,700	611
Millennium & Copthorne Hotels PLC	45,417	334	Baytex Energy Trust	23,400	791
SJM Holdings Ltd	810,000	535	Beach Energy Ltd	336,167	228
			Delphi Energy Corp (a)	57,284	147
	$ 869		Det Norske Oljeselskap ASA (a)	13,985	70
Machinery - Construction & Mining - 0.53%			Pacific Rubiales Energy Corp (a)	44,400	863
Danieli & C. Officine Meccaniche SpA	17,083	459	Petrominerales Ltd (a)	11,363	373
Duro Felguera SA	9,497	101
	$ 560		Total Gabon	255	102
Machinery - Diversified - 1.23%				$ 4,244
AG Growth International Inc	1,653	60	Oil & Gas Services - 1.94%
Hosokawa Micron Corp	8,000	33	Acergy SA	35,600	651
			Subsea 7 Inc (a)	30,695	622
Kinki Sharyo Co Ltd	35,000	229	TGS Nopec Geophysical Co ASA (a)	36,500	774
Sintokogio Ltd	12,400	103
Tsubakimoto Chain Co	27,000	130		$ 2,047
Weir Group PLC/The	53,079	753	Packaging & Containers - 0.36%
	$ 1,308		CCL Industries Inc	11,400	317
Media - 1.48%			Vetropack Holding AG	32	60
Gruppo Editoriale L'Espresso SpA (a)	46,691	132		$ 377
M6-Metropole Television	17,847	462	Pharmaceuticals - 2.55%
Promotora de Informaciones SA (a)	69,421	249	ASKA Pharmaceutical Co Ltd	7,000	47
Quebecor Inc	13,317	453	Boiron SA	2,255	96
Ten Network Holdings Ltd (a)	30,005	52	Dechra Pharmaceuticals PLC	16,633	105
TV Asahi Corp	141	214	Galapagos NV (a)	6,716	101
	$ 1,562		Meda AB	62,897	690
Metal Fabrication & Hardware - 0.56%			Miraca Holdings Inc	16,600	506
Daiichi Jitsugyo Co Ltd	28,954	76	Nippon Shinyaku Co Ltd	33,000	374
Hoganas AB	2,127	58	Oriola-KD OYJ	26,110	172
JFE Shoji Holdings Inc	29,000	122	Recordati SpA	21,651	165
Kitz Corp	29,000	169	Stallergenes	2,016	158
See accompanying notes			62

Schedule of Investments
International SmallCap Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Pharmaceuticals (continued)			Retail (continued)
Towa Pharmaceutical Co Ltd	2,400 $	122	St Marc Holdings Co Ltd	954 $	32
United Laboratories Ltd/The	178,000	153	Travis Perkins PLC (a)	57,999	721
	$ 2,689		Tsuruha Holdings Inc	2,400	86
Publicly Traded Investment Fund - 0.09%			United Arrows Ltd	4,800	53
Macquarie International Infrastructure Fund Ltd	255,041	96	Village Vanguard Co Ltd	8	33
				$ 5,412
Real Estate - 3.83%			Semiconductors - 2.28%
Arnest One Corp	40,997	377	Aixtron AG	22,467	805
Citycon OYJ	30,652	122	ASM International NV (a)	16,353	437
Deutsche Euroshop AG	14,901	492	CSR PLC (a)	57,924	403
GEK Terna Holding Real Estate Construction SA	7,008	51	Dialog Semiconductor PLC (a)	28,643	444
Great Eagle Holdings Ltd	119,000	334	Imagination Technologies Group PLC (a)	50,280	185
Ho Bee Investment Ltd	118,000	152	Sanken Electric Co Ltd	38,000	145
Keppel Land Ltd	234,000	614		$ 2,419
Klovern AB	29,500	107	Shipbuilding - 0.06%
Midland Holdings Ltd	58,000	64	Namura Shipbuilding Co Ltd	12,700	66
New World China Land Ltd	148,000	53
PSP Swiss Property AG (a)	8,977	576	Software - 0.87%
Sumitomo Real Estate Sales Co Ltd	4,370	190	Aero Inventory PLC (c)	19,271	—
Swiss Prime Site AG (a)	13,530	846	GameLoft SA (a)	9,264	45
Wihlborgs Fastigheter AB	3,193	67	Intec Telecom Systems PLC	32,528	29
	$ 4,045		Micro Focus International PLC	85,325	649
REITS - 3.79%			NEC Mobiling Ltd	2,700	65
BLife Investment Corp	27	117	Unit 4 Agresso NV (a)	5,297	136
Dundee Real Estate Investment Trust	6,019	153		$ 924
Fortune Real Estate Investment Trust	259,000	119	Storage & Warehousing - 0.12%
Fukuoka REIT Co	24	128	Sumitomo Warehouse Co Ltd/The	28,000	124
Great Portland Estates PLC	125,105	597
Japan Excellent Inc	55	262	Telecommunications - 1.56%
Japan Logistics Fund Inc	37	296	ADVA AG Optical Networking (a)	9,993	59
Kenedix Realty Investment Corp	132	355	Advanced Digital Broadcast Holdings SA (a)	2,258	95
MID REIT Inc	47	96	Digital Multimedia Technologies SpA (a)	2,289	49
Mori Hills REIT Investment Corp	42	92	DragonWave Inc (a)	31,155	288
Nippon Accommodations Fund Inc	46	237	Drillisch AG (a)	10,732	78
Nomura Real Estate Residential Fund Inc	16	64	Fastweb SpA (a)	1,991	37
Societe de la Tour Eiffel	331	28	Hitachi Kokusai Electric Inc	12,000	120
Suntec Real Estate Investment Trust	551,000	528	Manitoba Telecom Services Inc	3,100	98
Tokyu REIT Inc	42	221	Okinawa Cellular Telephone Co	33	62
Top REIT Inc	16	72	Spirent Communications PLC	60,343	114
United Urban Investment Corp	48	276	Telenet Group Holding NV (a)	16,585	501
Vastned Retail NV	4,998	334	T-Gaia Corp	106	157
Wereldhave Belgium NV	331	29		$ 1,658
	$ 4,004		Textiles - 0.02%
Retail - 5.12%			Pacific Textile Holdings Ltd	29,000	18
Ajisen China Holdings Ltd	55,000	54
Alpen Co Ltd	5,333	85	Transportation - 4.27%
Amplifon SpA	46,781	241	Arriva PLC	61,124	680
Aoyama Trading Co Ltd	18,500	305	Clarkson PLC	4,620	61
Arcs Co Ltd	8,261	111	Construcciones y Auxiliar de Ferrocarriles SA	813	479
Belluna Co Ltd	6,802	29	Farstad Shipping ASA	1,600	41
BSS Group PLC	15,767	68	Fukuyama Transporting Co Ltd	50,000	250
Cosmos Pharmaceutical Corp	9,200	198	Golden Ocean Group Ltd (a)	145,000	275
Domino's Pizza UK & IRL PLC	34,433	177	Hamakyorex Co Ltd	2,613	68
Dufry Group (a)	755	61	Inui Steamship Co Ltd	2,703	20
Dunelm Group PLC	18,124	102	Jinhui Shipping & Transportation Ltd (a)	20,000	94
EDION Corp	33,900	349	Mercator Lines Singapore Ltd	299,177	61
Heiwado Co Ltd	8,269	106	Pacific Basin Shipping Ltd	674,000	536
Home Retail Group PLC	90,402	372	Sankyu Inc	91,000	449
JB Hi-Fi Ltd	39,004	726	Seino Holdings Corp	84,000	598
KappAhl AB	5,392	52	Songa Offshore SE (a)	9,800	45
Kasumi Co Ltd	8,231	40	Stagecoach Group PLC	162,328	451
K's Holdings Corp	16,320	401	Stolt-Nielsen SA	8,300	136
Kura Corp	11	40	TransForce Inc	21,494	212
Ministop Co Ltd	4,880	57	Tsakos Energy Navigation Ltd	4,319	64
Mitchells & Butlers PLC (a)	79,437	382		$ 4,520
Mobilezone Holding AG	5,232	46	TOTAL COMMON STOCKS	$ 102,528
Restaurant Group PLC	15,890	56
Right On Co Ltd	4,900	37
Shimachu Co Ltd	16,848	359
Sogo Medical Co Ltd	1,500	33
See accompanying notes			63

Schedule of Investments
International SmallCap Account
March 31, 2010 (unaudited)

Portfolio Summary (unaudited)

		Value	Country	Percent
PREFERRED STOCKS - 0.65%	Shares Held	(000's)	Japan	23 .10%
			United Kingdom	18 .24%
Apparel - 0.06%			Canada	10 .61%
Hugo Boss AG	1,587 $	61	Australia	7 .29%
			Germany	6 .02%
Media - 0.59%			Switzerland	4 .37%
ProSiebenSat.1 Media AG	36,831	624	Netherlands	3 .75%
			Italy	3 .35%
TOTAL PREFERRED STOCKS	$ 685		Sweden	3 .09%
	Principal		France	3 .05%
	Amount	Value	Spain	2 .97%
REPURCHASE AGREEMENTS - 2.12%	(000's)	(000's)	Hong Kong	2 .36%
Banks - 2.12%			United States	2 .17%
Investment in Joint Trading Account; Bank of	$ 505 $	505	Singapore	1 .82%
America Repurchase Agreement; 0.01% dated			Norway	1 .44%
03/31/10 maturing 04/01/10 (collateralized by			Belgium	1 .38%
Sovereign Agency Issues; $515,469; 0.00% -			Finland	0 .91%
4.63%; dated 06/25/10 - 10/15/15)			Ireland	0 .71%
Investment in Joint Trading Account; Credit Suisse	1,011	1,011	Austria	0 .71%
Repurchase Agreement; -0.01% dated 03/31/10			Russian Federation	0 .60%
maturing 04/01/10 (collateralized by US			China	0 .48%
Treasury Notes; $1,030,938; 0.00% - 5.50%;			Denmark	0 .40%
dated 03/03/10 - 10/05/29)			Bermuda	0 .26%
Investment in Joint Trading Account; Deutsche Bank	189	189	Portugal	0 .22%
Repurchase Agreement; 0.02% dated 03/31/10			Greece	0 .17%
maturing 04/01/10 (collateralized by Sovereign			Gabon	0 .10%
Agency Issues; $193,301; 1.13% - 3.75%; dated			Netherlands Antilles	0 .09%
09/09/11 - 03/09/12)			New Zealand	0 .05%
Investment in Joint Trading Account; Morgan Stanley	541	541	Cyprus	0 .04%
Repurchase Agreement; 0.01% dated 03/31/10			Other Assets in Excess of Liabilities, Net	0 .25%
maturing 04/01/10 (collateralized by Sovereign			TOTAL NET ASSETS	100.00%
Agency Issues; $551,552; 0.00% - 5.85%; dated
03/03/10 - 02/19/25)
$ 2,246
TOTAL REPURCHASE AGREEMENTS	$ 2,246
Total Investments	$ 105,459
Other Assets in Excess of Liabilities, Net - 0.25%	$ 260
TOTAL NET ASSETS - 100.00%	$ 105,719

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $10 or 0.01% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 19,683
Unrealized Depreciation		(2,781)
Net Unrealized Appreciation (Depreciation)	$ 16,902
Cost for federal income tax purposes	$ 88,557
All dollar amounts are shown in thousands (000's)

See accompanying notes			64

Schedule of Investments
LargeCap Blend Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 98.07%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 0.15%			Biotechnology - 1.56%
Interpublic Group of Cos Inc (a)	3,900 $	32	Amgen Inc (a)	11,178 $	668
Lamar Advertising Co (a)	1,000	34	Biogen Idec Inc (a)	3,145	180
Omnicom Group Inc	5,396	210	Celgene Corp (a)	22,843	1,416
	$ 276		Genzyme Corp (a)	1,224	63
Aerospace & Defense - 2.50%			Gilead Sciences Inc (a)	11,067	503
Boeing Co/The	16,510	1,199	Life Technologies Corp (a)	1,200	63
General Dynamics Corp	3,838	296	Vertex Pharmaceuticals Inc (a)	800	33
Goodrich Corp	2,395	169		$ 2,926
L-3 Communications Holdings Inc	931	85	Building Materials - 1.01%
Lockheed Martin Corp	5,390	449	Masco Corp	121,780	1,890
Northrop Grumman Corp	3,358	220
Orbital Sciences Corp (a)	55,260	1,050	Chemicals - 1.88%
Raytheon Co	3,924	224	Air Products & Chemicals Inc	10,258	759
Rockwell Collins Inc	1,459	91	CF Industries Holdings Inc	386	35
United Technologies Corp	12,157	895	Dow Chemical Co/The	9,051	268
	$ 4,678		Eastman Chemical Co	581	37
Agriculture - 1.75%			Ecolab Inc	1,905	84
Altria Group Inc	19,279	396	EI du Pont de Nemours & Co	10,082	375
Archer-Daniels-Midland Co	5,069	147	FMC Corp	577	35
Lorillard Inc	1,287	97	International Flavors & Fragrances Inc	631	30
Philip Morris International Inc	50,758	2,647	Monsanto Co	16,796	1,200
	$ 3,287		Potash Corp of Saskatchewan Inc	400	48
Airlines - 0.10%			PPG Industries Inc	1,338	88
Southwest Airlines Co	14,254	188	Praxair Inc	4,022	333
			Sherwin-Williams Co/The	2,161	146
Apparel - 0.38%			Sigma-Aldrich Corp	1,675	90
Coach Inc	7,758	307		$ 3,528
Nike Inc	4,245	312	Coal - 0.22%
Polo Ralph Lauren Corp	459	39	Consol Energy Inc	3,248	139
VF Corp	710	57	Massey Energy Co	600	31
	$ 715		Peabody Energy Corp	5,347	244
Automobile Manufacturers - 0.29%				$ 414
Ford Motor Co (a)	21,588	271	Commercial Services - 1.75%
PACCAR Inc	6,676	289	Apollo Group Inc (a)	2,728	167
	$ 560		Automatic Data Processing Inc	5,930	264
Automobile Parts & Equipment - 0.18%			DeVry Inc	493	32
Goodyear Tire & Rubber Co/The (a)	2,300	29	Equifax Inc	1,013	36
Johnson Controls Inc	8,924	294	H&R Block Inc	5,789	103
	$ 323		Mastercard Inc	1,199	305
			Monster Worldwide Inc (a)	100	2
Banks - 9.35%
Bank of America Corp	238,529	4,257	Moody's Corp	27,843	828
Bank of New York Mellon Corp/The	11,867	367	Paychex Inc	1,600	49
			Quanta Services Inc (a)	2,580	49
BB&T Corp	3,529	114
Capital One Financial Corp	2,401	100	Robert Half International Inc	900	27
Citigroup Inc (a)	180,956	733	RR Donnelley & Sons Co	1,644	35
			SAIC Inc (a)	2,455	43
Comerica Inc	1,209	46
Fifth Third Bancorp	10,100	137	Total System Services Inc	1,580	25
First Horizon National Corp (a)	4,667	66	Verisk Analytics Inc (a)	2,670	75
Goldman Sachs Group Inc/The	6,245	1,065	Visa Inc	11,329	1,031
Huntington Bancshares Inc/OH	5,737	31	Western Union Co/The	11,954	203
JP Morgan Chase & Co	86,107	3,854		$ 3,274
KeyCorp	19,150	149	Computers - 5.22%
M&T Bank Corp	661	53	Accenture PLC - Class A	4,100	172
Marshall & Ilsley Corp	11,698	94	Apple Inc (a)	19,061	4,478
Morgan Stanley	17,884	524	Cognizant Technology Solutions Corp (a)	1,361	69
Northern Trust Corp	3,614	200	Computer Sciences Corp (a)	2,620	143
PNC Financial Services Group Inc	6,353	379	Dell Inc (a)	17,792	267
Regions Financial Corp	13,900	109	EMC Corp/Massachusetts (a)	24,090	434
State Street Corp	6,084	274	Hewlett-Packard Co	38,028	2,022
SunTrust Banks Inc	4,904	131	IBM Corp	15,113	1,938
US Bancorp	23,123	598	Lexmark International Inc (a)	623	23
Wells Fargo & Co	137,096	4,266	NetApp Inc (a)	2,200	72
			SanDisk Corp (a)	2,100	73
	$ 17,547		Teradata Corp (a)	1,372	40
Beverages - 2.36%			Western Digital Corp (a)	1,807	70
Brown-Forman Corp	879	52
Coca-Cola Co/The	26,984	1,484		$ 9,801
Molson Coors Brewing Co	1,259	53	Consumer Products - 0.57%
PepsiCo Inc	42,880	2,837	Avery Dennison Corp	903	33
	$ 4,426		Clorox Co	3,100	199
			Fortune Brands Inc	1,500	72
See accompanying notes			65

Schedule of Investments
LargeCap Blend Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Consumer Products (continued)			Electronics (continued)
Kimberly-Clark Corp	11,969 $	753	PerkinElmer Inc	936 $	22
	$ 1,057		Thermo Fisher Scientific Inc (a)	4,107	211
Cosmetics & Personal Care - 2.23%			Tyco Electronics Ltd	5,600	154
Avon Products Inc	6,173	209	Waters Corp (a)	1,000	68
Colgate-Palmolive Co	3,696	315		$ 2,196
Estee Lauder Cos Inc/The	946	61	Energy - Alternate Sources - 0.50%
Procter & Gamble Co	56,960	3,604	First Solar Inc (a)	7,610	933
	$ 4,189
Distribution & Wholesale - 0.12%			Engineering & Contruction - 0.16%
Fastenal Co	2,000	96	Fluor Corp	3,333	155
Genuine Parts Co	1,979	84	Foster Wheeler AG (a)	2,100	57
WW Grainger Inc	504	54	Jacobs Engineering Group Inc (a)	995	45
	$ 234		McDermott International Inc (a)	1,600	43
Diversified Financial Services - 1.77%				$ 300
American Express Co	28,037	1,157	Entertainment - 0.03%
Ameriprise Financial Inc	2,044	93	International Game Technology	2,600	48
Charles Schwab Corp/The	51,268	958
CME Group Inc	606	192	Environmental Control - 0.20%
Discover Financial Services	4,355	65	Republic Services Inc	7,960	231
Federated Investors Inc	704	19	Stericycle Inc (a)	1,200	65
Franklin Resources Inc	1,693	188	Waste Management Inc	2,587	89
IntercontinentalExchange Inc (a)	1,285	144		$ 385
Invesco Ltd	5,000	109	Food - 2.37%
Janus Capital Group Inc	4,100	59	Campbell Soup Co	6,522	231
NASDAQ OMX Group Inc/The (a)	1,184	25	Dean Foods Co (a)	1,445	23
NYSE Euronext	2,300	68	General Mills Inc	1,800	128
SLM Corp (a)	9,700	121	Hershey Co/The	1,932	83
T Rowe Price Group Inc	1,373	75	HJ Heinz Co	1,738	79
TD Ameritrade Holding Corp (a)	3,200	61	Hormel Foods Corp	557	23
	$ 3,334		JM Smucker Co/The	953	57
Electric - 2.18%			Kellogg Co	31,467	1,681
AES Corp/The (a)	11,756	129	Kraft Foods Inc	17,408	526
Allegheny Energy Inc	6,400	147	Kroger Co/The	10,307	223
Ameren Corp	1,900	50	McCormick & Co Inc/MD	25,190	966
American Electric Power Co Inc	5,438	186	Sara Lee Corp	5,595	78
Calpine Corp (a)	5,800	69	SUPERVALU Inc	1,699	28
CMS Energy Corp	1,840	28	Sysco Corp	7,835	231
Consolidated Edison Inc	2,249	100	Tyson Foods Inc	2,446	47
Constellation Energy Group Inc	5,709	200	Whole Foods Market Inc (a)	1,900	69
Dominion Resources Inc/VA	3,174	130		$ 4,473
DTE Energy Co	1,321	59	Forest Products & Paper - 0.60%
Duke Energy Corp	7,230	118	International Paper Co	37,133	914
Edison International	2,613	89	MeadWestvaco Corp	1,371	35
Entergy Corp	3,303	269	Plum Creek Timber Co Inc	1,304	51
Exelon Corp	28,614	1,254	Weyerhaeuser Co	2,500	113
FirstEnergy Corp	3,444	135		$ 1,113
FPL Group Inc	3,396	164	Gas - 0.31%
Integrys Energy Group Inc	609	29	CenterPoint Energy Inc	17,831	256
NRG Energy Inc (a)	3,155	66	Nicor Inc	360	15
Pepco Holdings Inc	1,600	27	NiSource Inc	7,811	123
PG&E Corp	1,971	84	Sempra Energy	3,677	184
Pinnacle West Capital Corp	500	19		$ 578
PPL Corp	6,125	170	Hand & Machine Tools - 0.08%
Progress Energy Inc	2,841	112	Snap-On Inc	462	20
Public Service Enterprise Group Inc	5,088	150	Stanley Black & Decker Inc	2,155	124
Southern Co	3,696	123		$ 144
TECO Energy Inc	4,500	71	Healthcare - Products - 3.53%
Wisconsin Energy Corp	937	46	Baxter International Inc	7,267	423
Xcel Energy Inc	3,664	78	Becton Dickinson and Co	1,094	86
	$ 4,102		Boston Scientific Corp (a)	8,500	61
Electrical Components & Equipment - 0.31%			CareFusion Corp (a)	3,669	97
Emerson Electric Co	11,075	557	Covidien PLC	2,500	126
Molex Inc	1,086	23	CR Bard Inc	1,100	95
	$ 580		DENTSPLY International Inc	2,917	102
Electronics - 1.18%			Edwards Lifesciences Corp (a)	8,930	883
Agilent Technologies Inc (a)	2,700	93	Hospira Inc (a)	2,100	119
Dolby Laboratories Inc (a)	27,080	1,589	Intuitive Surgical Inc (a)	474	166
FLIR Systems Inc (a)	1,215	34	Johnson & Johnson	52,131	3,399
Jabil Circuit Inc	1,528	25	Medtronic Inc	11,915	536

See accompanying notes			66

Schedule of Investments
LargeCap Blend Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Healthcare - Products (continued)			Leisure Products & Services (continued)
St Jude Medical Inc (a)	5,042 $	207	Harley-Davidson Inc	2,900 $	81
Stryker Corp	4,226	241		$ 160
Varian Medical Systems Inc (a)	996	55	Lodging - 0.31%
Zimmer Holdings Inc (a)	500	30	Marriott International Inc/DE	8,781	277
	$ 6,626		MGM Mirage (a)	13,410	161
Healthcare - Services - 0.82%			Starwood Hotels & Resorts Worldwide Inc	1,200	56
Aetna Inc	3,943	138	Wyndham Worldwide Corp	1,430	37
CIGNA Corp	4,892	179	Wynn Resorts Ltd (a)	600	45
Coventry Health Care Inc (a)	1,187	29		$ 576
DaVita Inc (a)	1,400	89	Machinery - Construction & Mining - 0.13%
Humana Inc (a)	2,660	125	Caterpillar Inc	2,877	181
Quest Diagnostics Inc	1,244	73	Joy Global Inc	1,200	68
Tenet Healthcare Corp (a)	14,074	81		$ 249
UnitedHealth Group Inc	12,684	414	Machinery - Diversified - 0.33%
WellPoint Inc (a)	6,477	418	Deere & Co	4,634	276
	$ 1,546		Flowserve Corp	446	49
Home Builders - 0.76%			Rockwell Automation Inc/DE	4,440	250
DR Horton Inc	4,000	50	Roper Industries Inc	728	42
Lennar Corp	2,000	34		$ 617
Toll Brothers Inc (a)	64,830	1,349	Media - 2.83%
	$ 1,433		Cablevision Systems Corp	4,400	106
Home Furnishings - 0.07%			Comcast Corp - Class A	24,997	470
Harman International Industries Inc (a)	1,500	70	DIRECTV (a)	5,026	170
Whirlpool Corp	593	52	Discovery Communications Inc - A Shares (a)	3,123	106
	$ 122		Discovery Communications Inc - C Shares (a)	2,950	87
Housewares - 0.36%			Gannett Co Inc	1,894	31
Newell Rubbermaid Inc	44,857	682	McGraw-Hill Cos Inc/The	4,824	172
			New York Times Co/The (a)	927	11
Insurance - 2.61%			News Corp - Class A	10,423	150
Aflac Inc	7,096	385	News Corp - Class B	76,062	1,294
Allstate Corp/The	5,563	180	Scripps Networks Interactive	714	31
Aon Corp	6,496	277	Time Warner Cable Inc	6,442	344
Assurant Inc	937	32	Time Warner Inc	17,099	535
Berkshire Hathaway Inc (a)	16,633	1,352	Viacom Inc (a)	3,188	109
Berkshire Hathaway Inc - Class A (a)	6	731	Walt Disney Co/The	48,567	1,696
Chubb Corp	5,122	266		$ 5,312
Cincinnati Financial Corp	1,303	38	Metal Fabrication & Hardware - 0.15%
Hartford Financial Services Group Inc	1,600	45	Precision Castparts Corp	2,250	285
Loews Corp	4,366	163
Marsh & McLennan Cos Inc	3,400	83	Mining - 1.42%
MetLife Inc	10,183	441	Alcoa Inc	4,504	64
Progressive Corp/The	5,410	103	Eldorado Gold Corp (a)	5,500	67
Prudential Financial Inc	6,375	386	Freeport-McMoRan Copper & Gold Inc	12,396	1,036
Torchmark Corp	662	35	Newmont Mining Corp	27,185	1,384
Travelers Cos Inc/The	6,133	331	Titanium Metals Corp (a)	677	11
Unum Group	2,659	66	Vulcan Materials Co	2,200	104
	$ 4,914			$ 2,666
Internet - 2.39%			Miscellaneous Manufacturing - 3.87%
Akamai Technologies Inc (a)	2,300	72	3M Co	9,442	789
Amazon.com Inc (a)	4,951	672	Cooper Industries PLC	3,100	149
eBay Inc (a)	9,180	247	Danaher Corp	6,775	542
Expedia Inc	11,689	292	Dover Corp	1,492	70
Google Inc (a)	4,218	2,392	Eaton Corp	11,420	865
Liberty Media Corp - Interactive (a)	7,700	118	General Electric Co	198,030	3,605
McAfee Inc (a)	6,200	249	Honeywell International Inc	17,414	789
Priceline.com Inc (a)	650	166	Illinois Tool Works Inc	1,781	84
Symantec Corp (a)	4,235	72	ITT Corp	1,463	78
VeriSign Inc (a)	4,641	120	Leggett & Platt Inc	1,217	26
Yahoo! Inc (a)	5,505	91	Parker Hannifin Corp	1,288	83
	$ 4,491		Textron Inc	5,474	116
Iron & Steel - 0.30%			Tyco International Ltd	2,100	80
AK Steel Holding Corp	875	20		$ 7,276
Allegheny Technologies Inc	784	42	Office & Business Equipment - 0.08%
Cliffs Natural Resources Inc	2,149	152	Pitney Bowes Inc	1,661	40
Nucor Corp	4,465	203	Xerox Corp	10,846	106
United States Steel Corp	2,400	152		$ 146
	$ 569		Oil & Gas - 7.85%
Leisure Products & Services - 0.08%			Anadarko Petroleum Corp	2,694	196
Carnival Corp	2,019	79	Apache Corp	1,841	187

See accompanying notes			67

Schedule of Investments
LargeCap Blend Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Oil & Gas (continued)			REITS (continued)
Cabot Oil & Gas Corp	2,200 $	81	Equity Residential	2,215 $	87
Chesapeake Energy Corp	2,992	71	HCP Inc	2,351	78
Chevron Corp	24,503	1,858	Health Care REIT Inc	984	44
ConocoPhillips	14,237	728	Host Hotels & Resorts Inc	5,064	74
Denbury Resources Inc (a)	2,003	34	Kimco Realty Corp	5,722	90
Devon Energy Corp	3,950	255	Public Storage	1,086	100
Diamond Offshore Drilling Inc	8,596	763	Simon Property Group Inc	4,513	379
EOG Resources Inc	3,664	340	Ventas Inc	1,255	60
Exxon Mobil Corp	76,687	5,137	Vornado Realty Trust	1,256	95
Helmerich & Payne Inc	844	32		$ 1,373
Hess Corp	4,094	256	Retail - 5.63%
Marathon Oil Corp	3,881	123	AutoNation Inc (a)	739	13
Murphy Oil Corp	4,000	225	AutoZone Inc (a)	1,137	197
Nabors Industries Ltd (a)	2,272	45	Bed Bath & Beyond Inc (a)	7,206	315
Newfield Exploration Co (a)	18,680	972	Best Buy Co Inc	2,739	116
Occidental Petroleum Corp	8,951	757	Big Lots Inc (a)	660	24
Petroleo Brasileiro SA ADR	16,810	748	Costco Wholesale Corp	2,404	143
Pioneer Natural Resources Co	923	52	CVS Caremark Corp	17,457	639
Questar Corp	1,396	60	Darden Restaurants Inc	1,118	50
Range Resources Corp	1,400	66	Family Dollar Stores Inc	1,112	41
Rowan Cos Inc (a)	911	27	GameStop Corp (a)	1,319	29
Southwestern Energy Co (a)	6,293	256	Gap Inc/The	12,620	291
Suncor Energy Inc	3,900	127	Home Depot Inc	19,133	619
Total SA ADR	15,150	879	Kohl's Corp (a)	6,009	329
Valero Energy Corp	4,400	87	Lowe's Cos Inc	23,404	567
XTO Energy Inc	7,881	372	Ltd Brands Inc	2,144	53
	$ 14,734		Macy's Inc	7,576	165
Oil & Gas Services - 1.94%			McDonald's Corp	12,769	852
Baker Hughes Inc	5,496	258	Nordstrom Inc	1,323	54
BJ Services Co	6,054	129	RadioShack Corp	1,002	23
Cameron International Corp (a)	1,960	84	Ross Stores Inc	1,001	54
FMC Technologies Inc (a)	4,277	276	Sears Holdings Corp (a)	386	42
Halliburton Co	27,495	828	Staples Inc	83,883	1,962
National Oilwell Varco Inc	20,772	843	Starbucks Corp	11,502	279
Schlumberger Ltd	17,283	1,097	Target Corp	3,951	208
Smith International Inc	3,200	137	Tiffany & Co	996	47
	$ 3,652		TJX Cos Inc	2,203	94
Packaging & Containers - 0.09%			Urban Outfitters Inc (a)	1,038	40
Ball Corp	752	40	Walgreen Co	11,954	443
Bemis Co Inc	865	25	Wal-Mart Stores Inc	49,353	2,744
Owens-Illinois Inc (a)	1,350	48	Yum! Brands Inc	4,460	171
Pactiv Corp (a)	1,061	26		$ 10,604
Sealed Air Corp	1,274	27	Savings & Loans - 0.05%
	$ 166		Hudson City Bancorp Inc	3,793	54
Pharmaceuticals - 6.07%			People's United Financial Inc	3,003	47
Abbott Laboratories	38,468	2,027		$ 101
Allergan Inc/United States	4,219	276	Semiconductors - 2.58%
AmerisourceBergen Corp	40,780	1,180	Advanced Micro Devices Inc (a)	25,118	233
Bristol-Myers Squibb Co	60,997	1,628	Analog Devices Inc	2,400	69
Cardinal Health Inc	4,909	177	Applied Materials Inc	25,219	340
Cephalon Inc (a)	700	47	ASML Holding NV	38,170	1,351
Eli Lilly & Co	11,167	404	Broadcom Corp	1,991	66
Express Scripts Inc (a)	4,006	408	Intel Corp	55,882	1,244
Forest Laboratories Inc (a)	2,420	76	KLA-Tencor Corp	1,400	43
King Pharmaceuticals Inc (a)	1,991	23	LSI Corp (a)	5,239	32
McKesson Corp	3,447	226	Marvell Technology Group Ltd (a)	1,900	39
Mead Johnson Nutrition Co	1,638	85	MEMC Electronic Materials Inc (a)	1,700	26
Medco Health Solutions Inc (a)	5,077	327	Micron Technology Inc (a)	19,321	201
Merck & Co Inc	36,495	1,363	National Semiconductor Corp	9,600	139
Novartis AG ADR	28,720	1,554	NVIDIA Corp (a)	11,953	207
Pfizer Inc	92,781	1,592	QLogic Corp (a)	919	19
	$ 11,393		Texas Instruments Inc	31,771	778
Pipelines - 0.27%			Xilinx Inc	2,220	56
Spectra Energy Corp	11,245	253		$ 4,843
Williams Cos Inc	10,698	247	Software - 4.14%
	$ 500		Adobe Systems Inc (a)	2,735	97
REITS - 0.73%			Autodesk Inc (a)	33,750	993
Apartment Investment & Management Co	937	17	CA Inc	13,881	326
AvalonBay Communities Inc	1,851	160	Citrix Systems Inc (a)	1,466	70
Boston Properties Inc	2,511	189	Compuware Corp (a)	1,848	16
See accompanying notes			68

Schedule of Investments
LargeCap Blend Account II
March 31, 2010 (unaudited)

		Value		Principal
COMMON STOCKS (continued)	Shares Held (000's)			Amount	Value
Software (continued)			REPURCHASE AGREEMENTS (continued)	(000's)	(000's)
Dun & Bradstreet Corp	415 $	31	Banks (continued)
Electronic Arts Inc (a)	2,900	54	Investment in Joint Trading Account; Morgan Stanley $	608 $	607
Fidelity National Information Services Inc	1,800	42	Repurchase Agreement; 0.01% dated 03/31/10
Fiserv Inc (a)	2,632	134	maturing 04/01/10 (collateralized by Sovereign
Intuit Inc (a)	8,040	276	Agency Issues; $619,764; 0.00% - 5.85%; dated
Microsoft Corp	171,009	5,005	03/03/10 - 02/19/25)
Oracle Corp	20,439	525		$ 2,524
Red Hat Inc (a)	6,905	202	TOTAL REPURCHASE AGREEMENTS	$ 2,524
	$ 7,771		Total Investments	$ 186,686
Telecommunications - 5.36%			Other Assets in Excess of Liabilities, Net - 0.59%	$ 1,104
American Tower Corp (a)	18,425	785	TOTAL NET ASSETS - 100.00%	$ 187,790
AT&T Inc	75,316	1,946
Cisco Systems Inc (a)	62,613	1,630
Corning Inc	82,423	1,666	(a) Non-Income Producing Security
Crown Castle International Corp (a)	3,300	126
Frontier Communications Corp	2,504	19
Harris Corp	1,055	50	Unrealized Appreciation (Depreciation)
JDS Uniphase Corp (a)	6,300	79
Juniper Networks Inc (a)	45,046	1,382	The net federal income tax unrealized appreciation (depreciation) and federal tax
Motorola Inc (a)	26,736	188	cost of investments held by the fund as of the period end were as follows:
NII Holdings Inc (a)	1,400	58
			Unrealized Appreciation	$ 15,468
Qualcomm Inc	20,915	878	Unrealized Depreciation		(7,317)
Qwest Communications International Inc	11,919	62	Net Unrealized Appreciation (Depreciation)	$ 8,151
Sprint Nextel Corp (a)	50,800	193
			Cost for federal income tax purposes	$ 178,535
Tellabs Inc	3,098	24	All dollar amounts are shown in thousands (000's)
Verizon Communications Inc	30,750	954
Windstream Corp	3,503	38	Portfolio Summary (unaudited)
	$ 10,078		Sector		Percent
Textiles - 0.04%			Consumer, Non-cyclical		22 .99%
Cintas Corp	2,953	83	Financial		15 .85%
			Technology		12 .02%
Toys, Games & Hobbies - 0.12%			Industrial		11 .85%
Hasbro Inc	2,400	92	Energy		10 .78%
Mattel Inc	5,499	125	Communications		10 .73%
	$ 217		Consumer, Cyclical		8 .50%
Transportation - 1.85%			Basic Materials		4 .20%
CH Robinson Worldwide Inc	1,200	67	Utilities		2 .49%
CSX Corp	4,713	240	Other Assets in Excess of Liabilities, Net		0 .59%
Expeditors International of Washington Inc	3,100	115	TOTAL NET ASSETS		100.00%
FedEx Corp	3,242	303
Norfolk Southern Corp	18,879	1,055
Ryder System Inc	448	17	Other Assets Summary (unaudited)
Union Pacific Corp	6,031	442	Asset Type		Percent
United Parcel Service Inc	19,237	1,239	Futures		2 .02%
	$ 3,478
TOTAL COMMON STOCKS	$ 184,162
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 1.34%	(000's)	(000's)
Banks - 1.34%
Investment in Joint Trading Account; Bank of	$ 568 $	568
America Repurchase Agreement; 0.01% dated
03/31/10 maturing 04/01/10 (collateralized by
Sovereign Agency Issues; $579,219; 0.00% -
4.63%; dated 06/25/10 - 10/15/15)
Investment in Joint Trading Account; Credit Suisse	1,136	1,136
Repurchase Agreement; -0.01% dated 03/31/10
maturing 04/01/10 (collateralized by US
Treasury Notes; $1,158,441; 0.00% - 5.50%;
dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche Bank	213	213
Repurchase Agreement; 0.02% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $217,207; 1.13% - 3.75%; dated
09/09/11 - 03/09/12)

See accompanying notes			69

Schedule of Investments
LargeCap Blend Account II
March 31, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	13	$ 3,743	$ 3,786	$ 43
					$ 43
All dollar amounts are shown in thousands (000's)

See accompanying notes		70

Schedule of Investments
LargeCap Growth Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 98.71%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Aerospace & Defense - 1.14%			Machinery - Construction & Mining - 1.23%
Boeing Co/The	36,000 $	2,614	Caterpillar Inc	44,800 $	2,816

Automobile Manufacturers - 3.24%			Machinery - Diversified - 1.01%
Ford Motor Co (a)	589,431	7,409	Deere & Co	38,845	2,310

Banks - 10.16%			Mining - 3.14%
Bank of America Corp	294,625	5,259	Freeport-McMoRan Copper & Gold Inc	42,900	3,584
Capital One Financial Corp	117,816	4,879	Newmont Mining Corp	70,300	3,580
Fifth Third Bancorp	165,000	2,242		$ 7,164
Goldman Sachs Group Inc/The	33,138	5,654	Pharmaceuticals - 2.78%
Wells Fargo & Co	167,100	5,200	Merck & Co Inc	64,000	2,390
	$ 23,234		Mylan Inc/PA (a)	174,500	3,963
Beverages - 4.21%				$ 6,353
Dr Pepper Snapple Group Inc	74,400	2,616	Retail - 9.93%
Hansen Natural Corp (a)	57,672	2,502	Bed Bath & Beyond Inc (a)	117,700	5,151
PepsiCo Inc	68,300	4,519	Best Buy Co Inc	102,900	4,377
	$ 9,637		Home Depot Inc	158,600	5,131
Biotechnology - 3.78%			Kohl's Corp (a)	82,800	4,536
Amgen Inc (a)	67,300	4,022	Starbucks Corp	145,700	3,536
Celgene Corp (a)	37,000	2,292		$ 22,731
Life Technologies Corp (a)	44,800	2,342	Semiconductors - 6.56%
	$ 8,656		Broadcom Corp	219,000	7,266
Chemicals - 2.26%			Marvell Technology Group Ltd (a)	227,800	4,643
Dow Chemical Co/The	76,400	2,259	NVIDIA Corp (a)	177,501	3,085
Potash Corp of Saskatchewan Inc	24,300	2,900		$ 14,994
	$ 5,159		Telecommunications - 2.95%
Commercial Services - 5.95%			Cisco Systems Inc (a)	259,211	6,747
Mastercard Inc	26,134	6,638
Visa Inc	76,474	6,961	Transportation - 1.61%
	$ 13,599		FedEx Corp	39,500	3,689
Computers - 9.47%
Apple Inc (a)	51,022	11,987	TOTAL COMMON STOCKS	$ 225,751
Cognizant Technology Solutions Corp (a)	59,214	3,019		Principal
Hewlett-Packard Co	80,443	4,275		Amount	Value
NetApp Inc (a)	72,754	2,369	REPURCHASE AGREEMENTS - 1.20%	(000's)	(000's)
	$ 21,650		Banks - 1.20%
Cosmetics & Personal Care - 4.01%			Investment in Joint Trading Account; Bank of	$ 619 $	619
Estee Lauder Cos Inc/The	75,249	4,881	America Repurchase Agreement; 0.01% dated
Procter & Gamble Co	67,900	4,296	03/31/10 maturing 04/01/10 (collateralized by
	$ 9,177		Sovereign Agency Issues; $631,245; 0.00% -
Diversified Financial Services - 2.21%			4.63%; dated 06/25/10 - 10/15/15)
American Express Co	122,300	5,046	Investment in Joint Trading Account; Credit Suisse	1,238	1,238
			Repurchase Agreement; -0.01% dated 03/31/10
Electronics - 2.51%			maturing 04/01/10 (collateralized by US
Thermo Fisher Scientific Inc (a)	111,700	5,746	Treasury Notes; $1,262,490; 0.00% - 5.50%;
			dated 03/03/10 - 10/05/29)
Food - 1.83%			Investment in Joint Trading Account; Deutsche Bank	232	232
Whole Foods Market Inc (a)	115,700	4,183	Repurchase Agreement; 0.02% dated 03/31/10
			maturing 04/01/10 (collateralized by Sovereign
Healthcare - Products - 4.89%			Agency Issues; $236,717; 1.13% - 3.75%; dated
Covidien PLC	44,000	2,212	09/09/11 - 03/09/12)
Intuitive Surgical Inc (a)	19,449	6,771	Investment in Joint Trading Account; Morgan Stanley	662	662
Medtronic Inc	48,900	2,202	Repurchase Agreement; 0.01% dated 03/31/10
	$ 11,185		maturing 04/01/10 (collateralized by Sovereign
Healthcare - Services - 1.39%			Agency Issues; $675,432; 0.00% - 5.85%; dated
UnitedHealth Group Inc	97,200	3,176	03/03/10 - 02/19/25)
				$ 2,751
Internet - 10.81%			TOTAL REPURCHASE AGREEMENTS	$ 2,751
Amazon.com Inc (a)	56,600	7,682	Total Investments	$ 228,502
Equinix Inc (a)	22,200	2,161	Other Assets in Excess of Liabilities, Net - 0.09%	$ 197
F5 Networks Inc (a)	37,000	2,276	TOTAL NET ASSETS - 100.00%	$ 228,699
Google Inc (a)	12,590	7,139
Priceline.com Inc (a)	21,400	5,457
	$ 24,715		(a) Non-Income Producing Security
Lodging - 1.64%
Las Vegas Sands Corp (a)	177,800	3,761

See accompanying notes			71

Schedule of Investments
LargeCap Growth Account
March 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 50,966
Unrealized Depreciation	(1,647)
Net Unrealized Appreciation (Depreciation)	$ 49,319
Cost for federal income tax purposes	$ 179,183
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	28 .84%
Technology	16 .03%
Consumer, Cyclical	14 .81%
Communications	13 .76%
Financial	13 .57%
Industrial	7 .50%
Basic Materials	5 .40%
Other Assets in Excess of Liabilities, Net	0 .09%
TOTAL NET ASSETS	100.00%

See accompanying notes	72

Schedule of Investments
LargeCap Growth Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 96.85%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 0.04%			Biotechnology (continued)
Omnicom Group Inc	2,687 $	104	Vertex Pharmaceuticals Inc (a)	12,694 $	519
				$ 4,619
Aerospace & Defense - 0.49%			Building Materials - 0.04%
Alliant Techsystems Inc (a)	441	36	Armstrong World Industries Inc (a)	118	4
General Dynamics Corp	442	34	Lennox International Inc	628	28
Goodrich Corp	1,077	76	Masco Corp	2,287	36
Lockheed Martin Corp	2,769	230	Owens Corning Inc (a)	499	13
Northrop Grumman Corp	486	32		$ 81
Raytheon Co	2,641	151	Chemicals - 1.49%
Rockwell Collins Inc	1,378	86	Air Products & Chemicals Inc	976	72
Spirit Aerosystems Holdings Inc (a)	457	11	Albemarle Corp	70	3
United Technologies Corp	6,688	492	Ashland Inc	77	4
	$ 1,148		Celanese Corp	1,938	62
Agriculture - 0.63%			CF Industries Holdings Inc	540	49
Altria Group Inc	16,096	330	Ecolab Inc	2,138	94
Archer-Daniels-Midland Co	2,777	80	EI du Pont de Nemours & Co	2,702	101
Lorillard Inc	1,297	98	FMC Corp	834	50
Philip Morris International Inc	18,492	964	International Flavors & Fragrances Inc	1,002	48
	$ 1,472		Lubrizol Corp	793	73
Airlines - 0.09%			Monsanto Co	12,707	908
Continental Airlines Inc (a)	1,864	41	Mosaic Co/The	1,218	74
Copa Holdings SA	405	25	Praxair Inc	21,278	1,766
Delta Air Lines Inc (a)	6,721	98	RPM International Inc	913	19
Southwest Airlines Co	3,123	41	Sherwin-Williams Co/The	1,145	78
	$ 205		Sigma-Aldrich Corp	1,649	88
Apparel - 1.48%				$ 3,489
Coach Inc	78,501	3,103	Coal - 0.16%
Hanesbrands Inc (a)	1,277	36	Alpha Natural Resources Inc (a)	1,617	81
Nike Inc	3,125	230	Consol Energy Inc	1,561	66
Polo Ralph Lauren Corp	699	59	Massey Energy Co	923	48
VF Corp	265	21	Peabody Energy Corp	2,312	106
	$ 3,449		Walter Energy Inc	713	66
Automobile Manufacturers - 0.06%				$ 367
Navistar International Corp (a)	846	38	Commercial Services - 3.75%
PACCAR Inc	2,588	112	Aaron's Inc	643	21
	$ 150		Apollo Group Inc (a)	1,147	70
Automobile Parts & Equipment - 0.06%			Automatic Data Processing Inc	3,871	172
Johnson Controls Inc	3,192	105	Career Education Corp (a)	862	27
TRW Automotive Holdings Corp (a)	192	6	Corrections Corp of America (a)	175	3
WABCO Holdings Inc (a)	765	23	DeVry Inc	839	55
	$ 134		Equifax Inc	1,332	48
Banks - 4.15%			FTI Consulting Inc (a)	692	27
Bank of New York Mellon Corp/The	61,213	1,890	Genpact Ltd (a)	29,013	487
BOK Financial Corp	90	5	H&R Block Inc	4,589	82
Capital One Financial Corp	1,719	71	Hewitt Associates Inc (a)	1,101	44
Commerce Bancshares Inc	287	12	Hillenbrand Inc	318	7
Goldman Sachs Group Inc/The	9,820	1,676	Iron Mountain Inc	2,436	67
JP Morgan Chase & Co	46,300	2,072	ITT Educational Services Inc (a)	479	54
Morgan Stanley	38,731	1,134	Lender Processing Services Inc	1,289	49
Northern Trust Corp	6,356	351	Mastercard Inc	20,884	5,304
State Street Corp	2,029	92	Moody's Corp	2,534	75
Wells Fargo & Co	76,569	2,383	Morningstar Inc (a)	261	13
	$ 9,686		Paychex Inc	2,481	76
Beverages - 1.44%			Pharmaceutical Product Development Inc	1,418	34
Coca-Cola Co/The	17,152	943	RR Donnelley & Sons Co	715	15
			SAIC Inc (a)	3,958	70
Molson Coors Brewing Co	96	4
PepsiCo Inc	36,364	2,406	SEI Investments Co	1,634	36
	$ 3,353		Total System Services Inc	1,576	25
			Verisk Analytics Inc (a)	989	28
Biotechnology - 1.98%
Alexion Pharmaceuticals Inc (a)	1,188	64	Visa Inc	19,264	1,753
Amgen Inc (a)	8,913	533	Weight Watchers International Inc	41	1
Biogen Idec Inc (a)	2,372	136	Western Union Co/The	6,163	104
Bio-Rad Laboratories Inc (a)	257	27		$ 8,747
Celgene Corp (a)	23,892	1,480	Computers - 11.14%
Genzyme Corp (a)	2,080	108	Accenture PLC - Class A	119,235	5,002
Gilead Sciences Inc (a)	36,479	1,659	Apple Inc (a)	42,929	10,085
Life Technologies Corp (a)	1,195	62	Brocade Communications Systems Inc (a)	2,066	12
Myriad Genetics Inc (a)	1,288	31	Cognizant Technology Solutions Corp (a)	51,887	2,645
			Dell Inc (a)	15,842	238
			Diebold Inc	782	25
See accompanying notes			73

Schedule of Investments
LargeCap Growth Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Computers (continued)			Electrical Components & Equipment - 1.25%
DST Systems Inc	456 $	19	AMETEK Inc	56,107 $	2,326
EMC Corp/Massachusetts (a)	51,228	924	Emerson Electric Co	10,943	551
Hewlett-Packard Co	17,109	909	Energizer Holdings Inc (a)	783	49
IBM Corp	18,714	2,401	Hubbell Inc	92	5
IHS Inc (a)	644	34	Molex Inc	153	3
MICROS Systems Inc (a)	1,085	36		$ 2,934
NCR Corp (a)	2,143	29	Electronics - 1.37%
NetApp Inc (a)	85,385	2,780	Agilent Technologies Inc (a)	2,644	91
SanDisk Corp (a)	18,500	641	Amphenol Corp	1,319	55
Seagate Technology (a)	4,106	75	Arrow Electronics Inc (a)	670	20
Synopsys Inc (a)	1,218	27	Avnet Inc (a)	682	21
Teradata Corp (a)	1,901	55	AVX Corp	142	2
Western Digital Corp (a)	1,855	72	FLIR Systems Inc (a)	2,028	57
	$ 26,009		Garmin Ltd	1,245	48
Consumer Products - 0.17%			Jabil Circuit Inc	1,261	20
Avery Dennison Corp	283	10	Mettler-Toledo International Inc (a)	453	49
Church & Dwight Co Inc	948	63	PerkinElmer Inc	340	8
Clorox Co	1,162	74	Thermo Fisher Scientific Inc (a)	456	23
Kimberly-Clark Corp	3,396	214	Thomas & Betts Corp (a)	224	9
Scotts Miracle-Gro Co/The	602	28	Trimble Navigation Ltd (a)	94,047	2,701
	$ 389		Vishay Intertechnology Inc (a)	532	6
Cosmetics & Personal Care - 2.22%			Waters Corp (a)	1,301	88
Alberto-Culver Co	96,263	2,517		$ 3,198
Avon Products Inc	3,291	112	Energy - Alternate Sources - 0.17%
Colgate-Palmolive Co	3,851	328	First Solar Inc (a)	3,195	392
Estee Lauder Cos Inc/The	1,044	68
Procter & Gamble Co	34,198	2,164	Engineering & Contruction - 2.78%
	$ 5,189		ABB Ltd ADR(a)	137,416	3,001
Distribution & Wholesale - 0.45%			Aecom Technology Corp (a)	1,275	36
Fastenal Co	19,200	921	Fluor Corp	1,564	73
LKQ Corp (a)	1,894	39	Jacobs Engineering Group Inc (a)	71,905	3,249
WESCO International Inc (a)	292	10	McDermott International Inc (a)	3,087	83
WW Grainger Inc	829	90	Shaw Group Inc/The (a)	917	32
	$ 1,060		URS Corp (a)	137	7
Diversified Financial Services - 2.54%				$ 6,481
Affiliated Managers Group Inc (a)	556	44	Environmental Control - 1.33%
American Express Co	1,640	68	Nalco Holding Co	1,865	45
AmeriCredit Corp (a)	367	9	Stericycle Inc (a)	53,293	2,904
Ameriprise Financial Inc	268	12	Waste Connections Inc (a)	792	27
BlackRock Inc	143	31	Waste Management Inc	3,843	132
Charles Schwab Corp/The	170,454	3,186		$ 3,108
CME Group Inc	50	16	Food - 0.27%
Eaton Vance Corp	1,573	53	General Mills Inc	1,276	90
Federated Investors Inc	1,112	29	HJ Heinz Co	2,401	110
Franklin Resources Inc	13,598	1,508	Hormel Foods Corp	90	4
IntercontinentalExchange Inc (a)	6,243	700	Kellogg Co	1,960	105
Invesco Ltd	444	10	Kraft Foods Inc	1,971	60
Investment Technology Group Inc (a)	47	1	Kroger Co/The	4,241	92
Jefferies Group Inc	1,186	28	Sara Lee Corp	2,331	32
NASDAQ OMX Group Inc/The (a)	811	17	Sysco Corp	4,548	134
Student Loan Corp	2	—		$ 627
T Rowe Price Group Inc	2,257	124	Forest Products & Paper - 0.01%
TD Ameritrade Holding Corp (a)	3,532	67	Plum Creek Timber Co Inc	783	30
Waddell & Reed Financial Inc	1,162	42
	$ 5,945		Gas - 0.03%
Electric - 0.19%			CenterPoint Energy Inc	4,425	64
AES Corp/The (a)	7,262	80
Allegheny Energy Inc	1,397	32	Hand & Machine Tools - 0.00%
Calpine Corp (a)	2,446	29	Snap-On Inc	211	9
Constellation Energy Group Inc	2,078	73
DPL Inc	196	5	Healthcare - Products - 4.33%
Exelon Corp	773	34	Baxter International Inc	22,366	1,302
FPL Group Inc	726	35	Becton Dickinson and Co	1,847	145
Integrys Energy Group Inc	223	11	Boston Scientific Corp (a)	7,247	52
ITC Holdings Corp	671	37	CR Bard Inc	764	66
NV Energy Inc	1,351	17	DENTSPLY International Inc	2,005	70
PPL Corp	3,221	89	Henry Schein Inc (a)	1,218	72
	$ 442		Hill-Rom Holdings Inc	333	9
			Hologic Inc (a)	334	6
			Hospira Inc (a)	1,413	80
See accompanying notes			74

Schedule of Investments
LargeCap Growth Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Healthcare - Products (continued)			Iron & Steel (continued)
IDEXX Laboratories Inc (a)	41,975 $	2,416	Schnitzer Steel Industries Inc	223 $	12
Intuitive Surgical Inc (a)	8,014	2,789		$ 24
Inverness Medical Innovations Inc (a)	499	19	Leisure Products & Services - 0.04%
Johnson & Johnson	18,777	1,224	Carnival Corp	1,532	60
Medtronic Inc	9,852	444	WMS Industries Inc (a)	708	30
Patterson Cos Inc	1,357	42		$ 90
St Jude Medical Inc (a)	2,670	110	Lodging - 1.23%
Stryker Corp	19,978	1,143	Marriott International Inc/DE	60,120	1,895
Techne Corp	501	32	MGM Mirage (a)	60,500	726
Varian Medical Systems Inc (a)	1,692	94	Starwood Hotels & Resorts Worldwide Inc	5,000	233
	$ 10,115		Wyndham Worldwide Corp	1,063	28
Healthcare - Services - 3.02%				$ 2,882
Aetna Inc	1,296	45	Machinery - Construction & Mining - 0.10%
CIGNA Corp	238	9	Bucyrus International Inc	225	15
Community Health Systems Inc (a)	626	23	Caterpillar Inc	2,319	146
Covance Inc (a)	60,036	3,685	Joy Global Inc	1,210	68
Coventry Health Care Inc (a)	557	14		$ 229
DaVita Inc (a)	47,019	2,981
Health Management Associates Inc (a)	3,332	29	Machinery - Diversified - 1.66%
Humana Inc (a)	839	39	Cummins Inc	899	56
Laboratory Corp of America Holdings (a)	953	72	Deere & Co	1,415	84
Lincare Holdings Inc (a)	750	34	Flowserve Corp	755	83
Mednax Inc (a)	196	11	Graco Inc	363	12
			IDEX Corp	642	21
Quest Diagnostics Inc	1,366	80	Rockwell Automation Inc/DE	15,988	901
Tenet Healthcare Corp (a)	4,403	25
WellPoint Inc (a)	438	28	Roper Industries Inc	46,303	2,679
			Wabtec Corp/DE	644	27
	$ 7,075			$ 3,863
Home Builders - 0.00%			Media - 0.69%
NVR Inc (a)	10	7
			Comcast Corp - Class A	2,914	55
			CTC Media Inc	451	8
Housewares - 0.01%			DIRECTV (a)	3,974	134
Newell Rubbermaid Inc	598	9	Discovery Communications Inc - C Shares (a)	2,262	67
Toro Co	450	22	John Wiley & Sons Inc	557	24
	$ 31		McGraw-Hill Cos Inc/The	2,719	97
Insurance - 0.23%			New York Times Co/The (a)	96	1
Aflac Inc	4,129	224	Scripps Networks Interactive	704	31
Arthur J Gallagher & Co	1,254	31	Walt Disney Co/The	34,800	1,215
Axis Capital Holdings Ltd	503	16		$ 1,632
Brown & Brown Inc	1,158	20	Metal Fabrication & Hardware - 0.60%
CNA Financial Corp (a)	164	4
			Precision Castparts Corp	10,918	1,383
Endurance Specialty Holdings Ltd	224	8	Valmont Industries Inc	281	23
Erie Indemnity Co	276	12		$ 1,406
Genworth Financial Inc (a)	2,811	52
			Mining - 0.19%
Hanover Insurance Group Inc/The	44	2	Freeport-McMoRan Copper & Gold Inc	2,259	189
Marsh & McLennan Cos Inc	528	13	Newmont Mining Corp	4,326	220
Progressive Corp/The	937	18	Southern Copper Corp	1,748	55
Prudential Financial Inc	2,112	128		$ 464
Reinsurance Group of America Inc	76	4
Validus Holdings Ltd	179	5	Miscellaneous Manufacturing - 2.79%
WR Berkley Corp	587	15	3M Co	6,047	505
			Brink's Co/The	638	18
	$ 552		Carlisle Cos Inc	220	9

Akamai Internet Technologies - 7.03% Inc (a)	18,000	565	Crane Co	341	12
Amazon.com Inc (a)	25,542	3,467	Danaher Corp	69,018	5,516
Baidu Inc/China ADR(a)	1,200	716	Dover Corp	1,778	83
eBay Inc (a)	2,311	62	Harsco Corp	790	25
			Honeywell International Inc	6,478	293

Google Expedia Inc Inc (a)	42,859 16,234	9,205 1,070	ITT Corp	241	13
Liberty Media Corp - Interactive (a)	47,700	730	Leggett & Platt Inc	1,250	27
McAfee Inc (a)	2,050	82		$ 6,501
NetFlix Inc (a)	538	40	Office & Business Equipment - 0.02%
Priceline.com Inc (a)	379	97	Xerox Corp	3,673	36
Sohu.com Inc (a)	396	22
Symantec Corp (a)	7,220	122	Oil & Gas - 3.31%
			Atwood Oceanics Inc (a)	644	22
VeriSign Inc (a)	2,604	68
Yahoo! Inc (a)	8,563	141	Canadian Natural Resources Ltd	43,057	3,188
			CNX Gas Corp (a)	328	13
	$ 16,387		Comstock Resources Inc (a)	48	2
Iron & Steel - 0.02%			Diamond Offshore Drilling Inc	930	82
Cliffs Natural Resources Inc	166	12	EOG Resources Inc	12,000	1,115
See accompanying notes			75

Schedule of Investments
LargeCap Growth Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Oil & Gas (continued)			Retail (continued)
EQT Corp	1,767 $	72	Dollar Tree Inc (a)	1,214 $	72
Exxon Mobil Corp	10,886	729	Family Dollar Stores Inc	1,894	69
Helmerich & Payne Inc	438	17	GameStop Corp (a)	1,953	43
Holly Corp	574	16	Gap Inc/The	3,685	85
Patterson-UTI Energy Inc	293	4	Guess? Inc	786	37
Petroleo Brasileiro SA ADR	16,000	634	Home Depot Inc	1,534	50
Pride International Inc (a)	1,094	33	Kohl's Corp (a)	18,868	1,034
Range Resources Corp	11,800	553	Lowe's Cos Inc	70,580	1,711
Rowan Cos Inc (a)	267	8	Ltd Brands Inc	2,410	59
Southwestern Energy Co (a)	2,648	108	McDonald's Corp	9,541	637
St Mary Land & Exploration Co	205	7	Nordstrom Inc	2,228	91
Suncor Energy Inc	33,900	1,103	O'Reilly Automotive Inc (a)	16,000	667
Tesoro Corp/Texas	759	11	Panera Bread Co (a)	370	28
	$ 7,717		Penske Auto Group Inc (a)	182	2
Oil & Gas Services - 3.19%			PetSmart Inc	101,479	3,243
Cameron International Corp (a)	1,913	82	Phillips-Van Heusen Corp	449	26
Dresser-Rand Group Inc (a)	1,113	35	RadioShack Corp	215	5
FMC Technologies Inc (a)	31,350	2,026	Ross Stores Inc	1,710	91
Oceaneering International Inc (a)	737	47	Staples Inc	6,187	145
Schlumberger Ltd	81,261	5,157	Starbucks Corp	50,464	1,225
Smith International Inc	1,988	85	Target Corp	6,503	342
	$ 7,432		Tiffany & Co	1,532	73
Packaging & Containers - 0.09%			TJX Cos Inc	3,574	152
Ball Corp	824	44	Urban Outfitters Inc (a)	1,733	66
Crown Holdings Inc (a)	2,161	58	Walgreen Co	9,349	347
Owens-Illinois Inc (a)	1,852	66	Wal-Mart Stores Inc	46,049	2,560
Packaging Corp of America	135	3	Williams-Sonoma Inc	506	13
Pactiv Corp (a)	1,459	37	Yum! Brands Inc	3,559	136
	$ 208			$ 18,347
Pharmaceuticals - 4.98%			Savings & Loans - 0.03%
Abbott Laboratories	13,604	717	Capitol Federal Financial	268	10
Allergan Inc/United States	76,476	4,995	Hudson City Bancorp Inc	3,510	49
AmerisourceBergen Corp	2,196	63	TFS Financial Corp	128	2
Bristol-Myers Squibb Co	8,347	223		$ 61
Eli Lilly & Co	4,674	169	Semiconductors - 2.42%
Express Scripts Inc (a)	15,816	1,610	Advanced Micro Devices Inc (a)	3,984	37
Herbalife Ltd	829	38	Altera Corp	2,262	55
McKesson Corp	18,470	1,214	Analog Devices Inc	2,245	65
Medco Health Solutions Inc (a)	31,846	2,056	Applied Materials Inc	32,900	444
Merck & Co Inc	10,389	388	ASML Holding NV	28,400	1,005
Omnicare Inc	675	19	Broadcom Corp	3,787	125
Perrigo Co	1,075	63	Cree Inc (a)	794	56
Valeant Pharmaceuticals International (a)	919	40	Intel Corp	31,884	710
	$ 11,595		Marvell Technology Group Ltd (a)	85,476	1,742
REITS - 0.16%			Micron Technology Inc (a)	2,012	21
Alexandria Real Estate Equities Inc	125	8	National Semiconductor Corp	3,030	44
Digital Realty Trust Inc	1,026	56	NVIDIA Corp (a)	49,208	855
Federal Realty Investment Trust	101	7	ON Semiconductor Corp (a)	5,708	46
HCP Inc	1,535	51	QLogic Corp (a)	1,605	32
Health Care REIT Inc	813	37	Texas Instruments Inc	11,732	287
Nationwide Health Properties Inc	1,156	40	Xilinx Inc	5,442	139
Public Storage	1,187	109		$ 5,663
Simon Property Group Inc	903	76	Software - 4.60%
	$ 384		Adobe Systems Inc (a)	4,038	143
Retail - 7.86%			Allscripts-Misys Healthcare Solutions Inc (a)	844	17
Advance Auto Parts Inc	1,285	54	ANSYS Inc (a)	1,183	51
Aeropostale Inc (a)	1,269	37	BMC Software Inc (a)	1,425	54
American Eagle Outfitters Inc	2,304	43	Broadridge Financial Solutions Inc	1,176	25
AutoNation Inc (a)	93	2	CA Inc	4,001	94
AutoZone Inc (a)	402	70	Citrix Systems Inc (a)	59,036	2,802
Barnes & Noble Inc	104	2	Dun & Bradstreet Corp	718	54
Bed Bath & Beyond Inc (a)	31,456	1,377	Fiserv Inc (a)	1,366	69
Best Buy Co Inc	2,912	124	Intuit Inc (a)	2,838	97
Big Lots Inc (a)	123	5	Microsoft Corp	124,860	3,655
Brinker International Inc	1,378	27	MSCI Inc (a)	1,351	49
Chico's FAS Inc	2,246	32	Oracle Corp	33,598	863
Chipotle Mexican Grill Inc (a)	429	48	Red Hat Inc (a)	2,552	75
Costco Wholesale Corp	56,306	3,362	Salesforce.com Inc (a)	34,827	2,593
CVS Caremark Corp	3,423	125	Sybase Inc (a)	1,122	53
Dick's Sporting Goods Inc (a)	1,160	30
See accompanying notes			76

Schedule of Investments
LargeCap Growth Account I
March 31, 2010 (unaudited)

		Value			Principal
COMMON STOCKS (continued)	Shares Held (000's)				Amount	Value
Software (continued)			REPURCHASE AGREEMENTS (continued)		(000's)	(000's)
VMware Inc (a)	677 $	36	Banks (continued)
	$ 10,730		Investment in Joint Trading Account; Morgan Stanley $ 1,229 $			1,229
Telecommunications - 7.44%			Repurchase Agreement; 0.01% dated 03/31/10
Amdocs Ltd (a)	366	11	maturing 04/01/10 (collateralized by Sovereign
American Tower Corp (a)	54,707	2,331	Agency Issues; $1,254,008; 0.00% - 5.85%;
Cisco Systems Inc (a)	171,071	4,453	dated 03/03/10 - 02/19/25)
Corning Inc	10,233	207				$ 5,107
Crown Castle International Corp (a)	31,910	1,220	TOTAL REPURCHASE AGREEMENTS			$ 5,107
Frontier Communications Corp	1,835	13	Total Investments			$ 231,187
Harris Corp	1,400	67	Other Assets in Excess of Liabilities, Net - 0.96%			$ 2,232
Juniper Networks Inc (a)	94,634	2,903	TOTAL NET ASSETS - 100.00%			$ 233,419
MetroPCS Communications Inc (a)	3,422	24
Motorola Inc (a)	1,985	14
NeuStar Inc (a)	974	25	(a) Non-Income Producing Security
NII Holdings Inc (a)	116	5
Qualcomm Inc	142,046	5,964
SBA Communications Corp (a)	1,571	57
tw telecom inc (a)	2,013	36	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
Windstream Corp	2,735	30	cost of investments held by the fund as of the period end were as follows:
	$ 17,360
Textiles - 0.00%			Unrealized Appreciation			$ 45,649
Cintas Corp	316	9	Unrealized Depreciation			(2,345)
			Net Unrealized Appreciation (Depreciation)			$ 43,304
Toys, Games & Hobbies - 0.04%			Cost for federal income tax purposes			$ 187,883
Mattel Inc	3,758	85	All dollar amounts are shown in thousands (000's)

Transportation - 0.99%			Portfolio Summary (unaudited)
CH Robinson Worldwide Inc	1,305	73	Sector			Percent
Expeditors International of Washington Inc	46,648	1,722	Consumer, Non-cyclical			22 .80%
Kirby Corp (a)	146	5
			Technology			18 .18%
Teekay Corp	246	6	Communications			15 .20%
Union Pacific Corp	2,064	151	Industrial			13 .48%
United Parcel Service Inc	5,364	346	Consumer, Cyclical			11 .32%
	$ 2,303		Financial			9 .30%
Trucking & Leasing - 0.00%			Energy			6 .83%
GATX Corp	272	8	Basic Materials			1 .71%
			Utilities			0 .22%
Water - 0.00%			Other Assets in Excess of Liabilities, Net			0 .96%
American Water Works Co Inc	121	3	TOTAL NET ASSETS			100.00%

TOTAL COMMON STOCKS	$ 226,080		Other Assets Summary (unaudited)
	Principal		Asset Type			Percent
	Amount	Value
REPURCHASE AGREEMENTS - 2.19%	(000's)	(000's)	Futures			3 .12%
Banks - 2.19%
Investment in Joint Trading Account; Bank of	$ 1,149 $	1,149
America Repurchase Agreement; 0.01% dated
03/31/10 maturing 04/01/10 (collateralized by
Sovereign Agency Issues; $1,171,970; 0.00% -
4.63%; dated 06/25/10 - 10/15/15)
Investment in Joint Trading Account; Credit Suisse	2,298	2,298
Repurchase Agreement; -0.01% dated 03/31/10
maturing 04/01/10 (collateralized by US
Treasury Notes; $2,343,940; 0.00% - 5.50%;
dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche Bank	431	431
Repurchase Agreement; 0.02% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $439,488; 1.13% - 3.75%; dated
09/09/11 - 03/09/12)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
S&P 500; June 2010	Long	25	$ 7,224 $	7,283		$ 59
						$ 59

All dollar amounts are shown in thousands (000's)

See accompanying notes		77

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 97.71%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 0.15%			Beverages (continued)
Interpublic Group of Cos Inc (a)	6,934 $	58	Molson Coors Brewing Co	2,261 $	95
Omnicom Group Inc	4,431	172	PepsiCo Inc	23,324	1,543
	$ 230			$ 3,840
Aerospace & Defense - 2.32%			Biotechnology - 1.59%
Boeing Co/The	10,804	785	Amgen Inc (a)	13,977	835
General Dynamics Corp	5,505	425	Biogen Idec Inc (a)	3,848	221
Goodrich Corp	1,786	126	Celgene Corp (a)	6,561	407
L-3 Communications Holdings Inc	1,650	151	Genzyme Corp (a)	3,798	197
Lockheed Martin Corp	4,501	375	Gilead Sciences Inc (a)	12,893	586
Northrop Grumman Corp	4,321	283	Life Technologies Corp (a)	2,581	135
Raytheon Co	5,410	309	Millipore Corp (a)	800	84
Rockwell Collins Inc	2,244	140		$ 2,465
United Technologies Corp	13,365	984	Building Materials - 0.05%
	$ 3,578		Masco Corp	5,121	79
Agriculture - 1.66%
Altria Group Inc	29,694	610	Chemicals - 1.88%
Archer-Daniels-Midland Co	9,171	265	Air Products & Chemicals Inc	3,028	224
Lorillard Inc	2,210	166	Airgas Inc	1,181	75
Philip Morris International Inc	26,846	1,400	CF Industries Holdings Inc	693	63
Reynolds American Inc	2,413	130	Dow Chemical Co/The	16,417	485
	$ 2,571		Eastman Chemical Co	1,038	66
Airlines - 0.09%			Ecolab Inc	3,372	148
Southwest Airlines Co	10,608	140	EI du Pont de Nemours & Co	12,900	480
			FMC Corp	1,035	63
Apparel - 0.48%			International Flavors & Fragrances Inc	1,128	54
Coach Inc	4,484	177	Monsanto Co	7,788	556
Nike Inc	5,566	409	PPG Industries Inc	2,367	155
Polo Ralph Lauren Corp	817	70	Praxair Inc	4,372	363
VF Corp	1,263	101	Sherwin-Williams Co/The	1,314	89
	$ 757		Sigma-Aldrich Corp	1,738	93
Automobile Manufacturers - 0.54%				$ 2,914
Ford Motor Co (a)	48,073	604	Coal - 0.25%
PACCAR Inc	5,198	225	Consol Energy Inc	3,135	134
	$ 829		Massey Energy Co	1,357	71
Automobile Parts & Equipment - 0.23%			Peabody Energy Corp	3,836	175
Goodyear Tire & Rubber Co/The (a)	3,457	44		$ 380
Johnson Controls Inc	9,587	316	Commercial Services - 1.54%
	$ 360		Apollo Group Inc (a)	1,835	112
Banks - 9.13%			Automatic Data Processing Inc	7,205	320
Bank of America Corp	143,180	2,556	DeVry Inc	884	58
Bank of New York Mellon Corp/The	17,244	532	Equifax Inc	1,803	65
BB&T Corp	9,858	319	H&R Block Inc	4,789	85
Capital One Financial Corp	6,498	269	Iron Mountain Inc	2,586	71
Citigroup Inc (a)	280,438	1,136	Mastercard Inc	1,377	350
Comerica Inc	2,484	95	Monster Worldwide Inc (a)	1,793	30
Fifth Third Bancorp	11,347	154	Moody's Corp	2,806	84
First Horizon National Corp (a)	3,215	45	Paychex Inc	4,591	141
Goldman Sachs Group Inc/The	7,511	1,282	Quanta Services Inc (a)	2,998	57
Huntington Bancshares Inc/OH	10,224	55	Robert Half International Inc	2,121	64
JP Morgan Chase & Co	56,705	2,537	RR Donnelley & Sons Co	2,933	63
KeyCorp	12,533	97	SAIC Inc (a)	4,351	77
M&T Bank Corp	1,186	94	Total System Services Inc	2,815	44
Marshall & Ilsley Corp	7,517	61	Visa Inc	6,371	580
Morgan Stanley	19,954	584	Washington Post Co/The	87	39
Northern Trust Corp	3,449	191	Western Union Co/The	9,745	165
PNC Financial Services Group Inc	7,378	440		$ 2,405
Regions Financial Corp	17,022	134	Computers - 5.78%
State Street Corp	7,070	319	Apple Inc (a)	12,942	3,040
SunTrust Banks Inc	7,127	191	Cognizant Technology Solutions Corp (a)	4,247	217
US Bancorp	27,308	707	Computer Sciences Corp (a)	2,192	119
Wells Fargo & Co	73,941	2,301	Dell Inc (a)	24,575	369
Zions Bancorporation	2,147	47	EMC Corp/Massachusetts (a)	29,297	529
	$ 14,146		Hewlett-Packard Co	33,598	1,786
Beverages - 2.48%			IBM Corp	18,540	2,378
Brown-Forman Corp	1,551	92	Lexmark International Inc (a)	1,115	40
Coca-Cola Co/The	32,900	1,809	NetApp Inc (a)	4,919	160
Coca-Cola Enterprises Inc	4,561	126	SanDisk Corp (a)	3,264	113
Constellation Brands Inc (a)	2,851	47	Teradata Corp (a)	2,379	69
Dr Pepper Snapple Group Inc	3,627	128

See accompanying notes			78

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Computers (continued)			Electrical Components & Equipment - 0.38%
Western Digital Corp (a)	3,263 $	127	Emerson Electric Co	10,739 $	541
	$ 8,947		Molex Inc	1,935	40
Consumer Products - 0.43%				$ 581
Avery Dennison Corp	1,599	58	Electronics - 0.53%
Clorox Co	2,002	128	Agilent Technologies Inc (a)	4,979	171
Fortune Brands Inc	2,169	105	Amphenol Corp	2,472	104
Kimberly-Clark Corp	5,942	374	FLIR Systems Inc (a)	2,182	62
	$ 665		Jabil Circuit Inc	2,756	45
Cosmetics & Personal Care - 2.29%			PerkinElmer Inc	1,678	40
Avon Products Inc	6,101	207	Thermo Fisher Scientific Inc (a)	5,844	301
Colgate-Palmolive Co	7,047	601	Waters Corp (a)	1,336	90
Estee Lauder Cos Inc/The	1,687	109		$ 813
Procter & Gamble Co (b)	41,455	2,623	Energy - Alternate Sources - 0.05%
	$ 3,540		First Solar Inc (a)	693	85
Distribution & Wholesale - 0.18%
Fastenal Co	1,873	90	Engineering & Contruction - 0.13%
Genuine Parts Co	2,265	96	Fluor Corp	2,552	119
WW Grainger Inc	879	95	Jacobs Engineering Group Inc (a)	1,778	80
	$ 281			$ 199
Diversified Financial Services - 1.72%			Entertainment - 0.05%
American Express Co	17,080	705	International Game Technology	4,234	78
Ameriprise Financial Inc	3,647	165
Charles Schwab Corp/The	13,953	261	Environmental Control - 0.28%
CME Group Inc	951	301	Republic Services Inc	4,622	134
Discover Financial Services	7,759	115	Stericycle Inc (a)	1,210	66
E*Trade Financial Corp (a)	22,721	37	Waste Management Inc	6,922	238
Federated Investors Inc	1,264	33		$ 438
Franklin Resources Inc	2,117	235	Food - 1.97%
IntercontinentalExchange Inc (a)	1,051	118	Campbell Soup Co	2,692	95
Invesco Ltd	6,120	134	ConAgra Foods Inc	6,328	159
Janus Capital Group Inc	2,621	38	Dean Foods Co (a)	2,588	41
Legg Mason Inc	2,320	67	General Mills Inc	4,703	333
NASDAQ OMX Group Inc/The (a)	2,112	44	Hershey Co/The	2,375	102
NYSE Euronext	3,725	110	HJ Heinz Co	4,513	206
SLM Corp (a)	6,921	87	Hormel Foods Corp	992	42
T Rowe Price Group Inc	3,696	203	JM Smucker Co/The	1,699	102
	$ 2,653		Kellogg Co	3,639	194
Electric - 2.97%			Kraft Foods Inc	24,786	750
AES Corp/The (a)	9,541	105	Kroger Co/The	9,275	201
Allegheny Energy Inc	2,420	56	McCormick & Co Inc/MD	1,886	72
Ameren Corp	3,381	88	Safeway Inc	5,549	138
American Electric Power Co Inc	6,823	233	Sara Lee Corp	9,952	139
CMS Energy Corp	3,279	51	SUPERVALU Inc	3,026	50
Consolidated Edison Inc	4,016	179	Sysco Corp	8,457	250
Constellation Energy Group Inc	2,870	101	Tyson Foods Inc	4,354	83
Dominion Resources Inc/VA	8,565	352	Whole Foods Market Inc (a)	2,431	88
DTE Energy Co	2,354	105		$ 3,045
Duke Energy Corp	18,687	305	Forest Products & Paper - 0.29%
Edison International	4,650	159	International Paper Co	6,181	152
Entergy Corp	2,700	220	MeadWestvaco Corp	2,445	63
Exelon Corp	9,418	413	Plum Creek Timber Co Inc	2,324	90
FirstEnergy Corp	4,351	170	Weyerhaeuser Co	3,017	137
FPL Group Inc	5,899	285		$ 442
Integrys Energy Group Inc	1,092	52	Gas - 0.22%
Northeast Utilities	2,504	69	CenterPoint Energy Inc	5,605	81
NRG Energy Inc (a)	3,738	78	Nicor Inc	646	27
Pepco Holdings Inc	3,174	54	NiSource Inc	3,951	62
PG&E Corp	5,300	225	Sempra Energy	3,525	176
Pinnacle West Capital Corp	1,448	55		$ 346
PPL Corp	5,382	149	Hand & Machine Tools - 0.11%
Progress Energy Inc	4,062	160	Snap-On Inc	824	36
Public Service Enterprise Group Inc	7,221	213	Stanley Black & Decker Inc	2,247	129
SCANA Corp	1,591	60		$ 165
Southern Co	11,709	388	Healthcare - Products - 3.56%
TECO Energy Inc	3,051	48	Baxter International Inc	8,601	500
Wisconsin Energy Corp	1,668	82	Becton Dickinson and Co	3,364	265
Xcel Energy Inc	6,517	138	Boston Scientific Corp (a)	21,571	156
	$ 4,593		CareFusion Corp (a)	2,531	67
			CR Bard Inc	1,365	118

See accompanying notes			79

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Healthcare - Products (continued)			Internet (continued)
DENTSPLY International Inc	2,101 $	73	Yahoo! Inc (a)	16,987 $	281
Hospira Inc (a)	2,339	132		$ 4,006
Intuitive Surgical Inc (a)	556	193	Iron & Steel - 0.38%
Johnson & Johnson	39,276	2,561	AK Steel Holding Corp	1,568	36
Medtronic Inc	15,766	710	Allegheny Technologies Inc	1,402	76
Patterson Cos Inc	1,332	42	Cliffs Natural Resources Inc	1,930	137
St Jude Medical Inc (a)	4,645	191	Nucor Corp	4,495	204
Stryker Corp	4,034	231	United States Steel Corp	2,046	130
Varian Medical Systems Inc (a)	1,769	98		$ 583
Zimmer Holdings Inc (a)	3,040	180	Leisure Products & Services - 0.22%
	$ 5,517		Carnival Corp	6,195	241
Healthcare - Services - 1.18%			Harley-Davidson Inc	3,344	94
Aetna Inc	6,151	216		$ 335
CIGNA Corp	3,924	143	Lodging - 0.25%
Coventry Health Care Inc (a)	2,113	52	Marriott International Inc/DE	3,633	115
DaVita Inc (a)	1,473	93	Starwood Hotels & Resorts Worldwide Inc	2,666	124
Humana Inc (a)	2,430	114	Wyndham Worldwide Corp	2,552	66
Laboratory Corp of America Holdings (a)	1,494	113	Wynn Resorts Ltd (a)	985	75
Quest Diagnostics Inc	2,145	125		$ 380
Tenet Healthcare Corp (a)	6,180	35
			Machinery - Construction & Mining - 0.36%
UnitedHealth Group Inc	16,521	540	Caterpillar Inc	8,916	560
WellPoint Inc (a)	6,336	408
	$ 1,839		Machinery - Diversified - 0.52%
Holding Companies - Diversified - 0.04%			Cummins Inc	2,874	178
Leucadia National Corp (a)	2,708	67	Deere & Co	6,052	360
			Flowserve Corp	797	88
Home Builders - 0.09%			Rockwell Automation Inc/DE	2,038	115
DR Horton Inc	3,948	50	Roper Industries Inc	1,337	77
Lennar Corp	2,322	40		$ 818
Pulte Group Inc (a)	4,528	51
			Media - 2.78%
	$ 141		CBS Corp	9,663	135
Home Furnishings - 0.09%			Comcast Corp - Class A	40,499	762
Harman International Industries Inc (a)	991	46	DIRECTV (a)	13,347	452
Whirlpool Corp	1,068	93	Discovery Communications Inc - A Shares (a)	4,047	137
	$ 139		Gannett Co Inc	3,388	56
Housewares - 0.04%			McGraw-Hill Cos Inc/The	4,506	161
Newell Rubbermaid Inc	3,965	60	Meredith Corp	524	18
			New York Times Co/The (a)	1,660	18
Insurance - 3.66%			News Corp - Class A	32,161	464
Aflac Inc	6,696	364	Scripps Networks Interactive	1,278	56
Allstate Corp/The	7,658	247	Time Warner Cable Inc	5,032	268
American International Group Inc (a)	1,926	66	Time Warner Inc	16,418	513
Aon Corp	3,809	163	Viacom Inc (a)	8,668	298
Assurant Inc	1,663	57	Walt Disney Co/The	27,681	966
Berkshire Hathaway Inc (a)	23,619	1,920		$ 4,304
Chubb Corp	4,690	243	Metal Fabrication & Hardware - 0.17%
Cincinnati Financial Corp	2,325	67	Precision Castparts Corp	2,022	256
Genworth Financial Inc (a)	6,980	128
Hartford Financial Services Group Inc	5,482	156	Mining - 0.75%
Lincoln National Corp	4,314	132	Alcoa Inc	14,562	207
Loews Corp	5,064	189	Freeport-McMoRan Copper & Gold Inc	6,145	513
Marsh & McLennan Cos Inc	7,596	185	Newmont Mining Corp	7,008	357
MetLife Inc	11,691	507	Titanium Metals Corp (a)	1,205	20
Progressive Corp/The	9,585	183	Vulcan Materials Co	1,803	85
Prudential Financial Inc	6,637	402		$ 1,182
Torchmark Corp	1,182	63	Miscellaneous Manufacturing - 3.53%
Travelers Cos Inc/The	7,330	396	3M Co	10,158	849
Unum Group	4,744	117	Danaher Corp	3,740	299
XL Capital Ltd	4,883	92	Dover Corp	2,659	124
	$ 5,677		Eastman Kodak Co (a)	3,834	22
Internet - 2.59%			Eaton Corp	2,361	179
Akamai Technologies Inc (a)	2,456	77	General Electric Co	152,283	2,771
Amazon.com Inc (a)	4,885	663	Honeywell International Inc	10,912	494
eBay Inc (a)	16,130	435	Illinois Tool Works Inc	5,521	261
Expedia Inc	3,018	75	ITT Corp	2,610	140
Google Inc (a)	3,449	1,955	Leggett & Platt Inc	2,119	46
McAfee Inc (a)	2,265	91	Pall Corp	1,675	68
Priceline.com Inc (a)	651	166	Parker Hannifin Corp	2,295	149
Symantec Corp (a)	11,507	195
VeriSign Inc (a)	2,618	68
See accompanying notes			80

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals (continued)
Textron Inc	3,891 $	83	Watson Pharmaceuticals Inc (a)	1,521 $	64
	$ 5,485			$ 8,214
Office & Business Equipment - 0.17%			Pipelines - 0.37%
Pitney Bowes Inc	2,961	73	El Paso Corp	10,009	109
Xerox Corp	19,295	188	Oneok Inc	1,506	69
	$ 261		Spectra Energy Corp	9,241	208
Oil & Gas - 8.57%			Williams Cos Inc	8,329	192
Anadarko Petroleum Corp	7,030	512		$ 578
Apache Corp	4,803	487	Publicly Traded Investment Fund - 0.48%
Cabot Oil & Gas Corp	1,479	54	iShares S&P 500 Index Fund/US	6,356	746
Chesapeake Energy Corp	9,304	220
Chevron Corp	28,664	2,174	Real Estate - 0.04%
ConocoPhillips	21,221	1,086	CB Richard Ellis Group Inc (a)	3,858	61
Denbury Resources Inc (a)	5,644	95
Devon Energy Corp	6,377	411	REITS - 1.15%
Diamond Offshore Drilling Inc	992	88	Apartment Investment & Management Co	1,672	31
EOG Resources Inc	3,605	335	AvalonBay Communities Inc	1,164	101
EQT Corp	1,869	77	Boston Properties Inc	1,983	150
Exxon Mobil Corp (b)	67,384	4,513	Equity Residential	4,023	157
Helmerich & Payne Inc	1,509	58	HCP Inc	4,194	138
Hess Corp	4,157	260	Health Care REIT Inc	1,765	80
Marathon Oil Corp	10,104	320	Host Hotels & Resorts Inc	9,322	137
Murphy Oil Corp	2,728	153	Kimco Realty Corp	5,788	91
Nabors Industries Ltd (a)	4,063	80	ProLogis	6,768	89
Noble Energy Inc	2,490	182	Public Storage	1,936	178
Occidental Petroleum Corp	11,589	980	Simon Property Group Inc	4,139	347
Pioneer Natural Resources Co	1,649	93	Ventas Inc	2,237	106
Questar Corp	2,493	108	Vornado Realty Trust	2,250	170
Range Resources Corp	2,271	106		$ 1,775
Rowan Cos Inc (a)	1,625	47	Retail - 6.00%
Southwestern Energy Co (a)	4,939	201	Abercrombie & Fitch Co	1,256	57
Sunoco Inc	1,669	49	AutoNation Inc (a)	1,290	23
Tesoro Corp/Texas	2,006	28	AutoZone Inc (a)	424	73
Valero Energy Corp	8,061	159	Bed Bath & Beyond Inc (a)	3,739	164
XTO Energy Inc	8,326	393	Best Buy Co Inc	4,892	208
	$ 13,269		Big Lots Inc (a)	1,180	43
Oil & Gas Services - 1.57%			Costco Wholesale Corp	6,270	375
Baker Hughes Inc	4,452	208	CVS Caremark Corp	19,846	726
BJ Services Co	4,189	90	Darden Restaurants Inc	1,996	89
Cameron International Corp (a)	3,489	150	Family Dollar Stores Inc	1,975	72
FMC Technologies Inc (a)	1,741	112	GameStop Corp (a)	2,352	52
Halliburton Co	12,918	389	Gap Inc/The	6,795	157
National Oilwell Varco Inc	5,972	242	Home Depot Inc	24,269	785
Schlumberger Ltd	17,078	1,084	JC Penney Co Inc	3,368	108
Smith International Inc	3,545	152	Kohl's Corp (a)	4,376	240
	$ 2,427		Lowe's Cos Inc	21,009	509
Packaging & Containers - 0.19%			Ltd Brands Inc	3,818	94
Ball Corp	1,343	72	Macy's Inc	6,009	131
Bemis Co Inc	1,556	45	McDonald's Corp	15,356	1,025
Owens-Illinois Inc (a)	2,406	85	Nordstrom Inc	2,359	96
Pactiv Corp (a)	1,889	47	Office Depot Inc (a)	3,921	31
Sealed Air Corp	2,268	48	O'Reilly Automotive Inc (a)	1,963	82
	$ 297		RadioShack Corp	1,787	41
Pharmaceuticals - 5.31%			Ross Stores Inc	1,768	95
Abbott Laboratories	22,160	1,167	Sears Holdings Corp (a)	693	75
Allergan Inc/United States	4,389	287	Staples Inc	10,405	244
AmerisourceBergen Corp	4,030	116	Starbucks Corp	10,610	257
Bristol-Myers Squibb Co	24,465	653	Target Corp	10,737	565
Cardinal Health Inc	5,159	186	Tiffany & Co	1,776	84
Cephalon Inc (a)	1,069	72	TJX Cos Inc	5,990	255
Eli Lilly & Co	14,483	525	Urban Outfitters Inc (a)	1,852	71
Express Scripts Inc (a)	3,929	400	Walgreen Co	14,061	521
Forest Laboratories Inc (a)	4,316	135	Wal-Mart Stores Inc	30,453	1,693
King Pharmaceuticals Inc (a)	3,546	42	Yum! Brands Inc	6,698	257
McKesson Corp	3,845	253		$ 9,298
Mead Johnson Nutrition Co	2,919	152	Savings & Loans - 0.12%
Medco Health Solutions Inc (a)	6,623	427	Hudson City Bancorp Inc	6,763	96
Merck & Co Inc	44,463	1,661	People's United Financial Inc	5,299	83
Mylan Inc/PA (a)	4,377	99		$ 179
Pfizer Inc (b)	115,183	1,975
See accompanying notes			81

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Semiconductors - 2.46%			Transportation (continued)
Advanced Micro Devices Inc (a)	8,058 $	75	Ryder System Inc	762 $	29
Altera Corp	4,244	103	Union Pacific Corp	7,212	529
Analog Devices Inc	4,249	123	United Parcel Service Inc	14,170	913
Applied Materials Inc	19,170	259		$ 2,711
Broadcom Corp	6,154	204	TOTAL COMMON STOCKS	$ 151,329
Intel Corp	78,840	1,755		Principal
KLA-Tencor Corp	2,456	76		Amount	Value
Linear Technology Corp	3,190	90	REPURCHASE AGREEMENTS - 4.01%	(000's)	(000's)
LSI Corp (a)	9,370	57	Banks - 4.01%
MEMC Electronic Materials Inc (a)	3,245	50	Investment in Joint Trading Account; Bank of	$ 1,396 $	1,396
Microchip Technology Inc	2,629	74	America Repurchase Agreement; 0.01% dated
Micron Technology Inc (a)	12,141	126	03/31/10 maturing 04/01/10 (collateralized by
National Semiconductor Corp	3,394	49	Sovereign Agency Issues; $1,423,957; 0.00% -
Novellus Systems Inc (a)	1,368	34	4.63%; dated 06/25/10 - 10/15/15)
NVIDIA Corp (a)	7,920	137	Investment in Joint Trading Account; Credit Suisse	2,792	2,792
QLogic Corp (a)	1,626	33	Repurchase Agreement; -0.01% dated 03/31/10
Teradyne Inc (a)	2,530	28	maturing 04/01/10 (collateralized by US
Texas Instruments Inc	17,725	434	Treasury Notes; $2,847,913; 0.00% - 5.50%;
Xilinx Inc	3,948	101	dated 03/03/10 - 10/05/29)
	$ 3,808		Investment in Joint Trading Account; Deutsche Bank	524	523
Software - 3.94%			Repurchase Agreement; 0.02% dated 03/31/10
Adobe Systems Inc (a)	7,480	265	maturing 04/01/10 (collateralized by Sovereign
Autodesk Inc (a)	3,279	96	Agency Issues; $533,983; 1.13% - 3.75%; dated
BMC Software Inc (a)	2,606	99	09/09/11 - 03/09/12)
CA Inc	5,641	132	Investment in Joint Trading Account; Morgan Stanley	1,494	1,494
Citrix Systems Inc (a)	2,624	124	Repurchase Agreement; 0.01% dated 03/31/10
Compuware Corp (a)	3,246	27	maturing 04/01/10 (collateralized by Sovereign
Dun & Bradstreet Corp	728	54	Agency Issues; $1,523,633; 0.00% - 5.85%;
Electronic Arts Inc (a)	4,662	87	dated 03/03/10 - 02/19/25)
Fidelity National Information Services Inc	4,709	111		$ 6,205
Fiserv Inc (a)	2,174	110	TOTAL REPURCHASE AGREEMENTS	$ 6,205
Intuit Inc (a)	4,480	154
			Total Investments	$ 157,534
Microsoft Corp	108,902	3,188	Liabilities in Excess of Other Assets, Net -
Novell Inc (a)	4,971	30
			(1.72)%	$ (2,666)
Oracle Corp	55,787	1,433	TOTAL NET ASSETS - 100.00%	$ 154,868
Red Hat Inc (a)	2,693	79
Salesforce.com Inc (a)	1,569	117
	$ 6,106		(a) Non-Income Producing Security
Telecommunications - 5.46%			(b) Security or a portion of the security was pledged to cover margin
American Tower Corp (a)	5,747	245	requirements for futures contracts. At the end of the period, the value of
AT&T Inc	84,236	2,177	these securities totaled $917 or 0.59% of net assets.
CenturyTel Inc	4,276	152
Cisco Systems Inc (a)	81,718	2,127
Corning Inc	22,249	450
Frontier Communications Corp	4,458	33	Unrealized Appreciation (Depreciation)
Harris Corp	1,867	89	The net federal income tax unrealized appreciation (depreciation) and federal tax
JDS Uniphase Corp (a)	3,190	40	cost of investments held by the fund as of the period end were as follows:
Juniper Networks Inc (a)	7,499	230
MetroPCS Communications Inc (a)	3,725	26	Unrealized Appreciation	$ 25,181
Motorola Inc (a)	33,010	232	Unrealized Depreciation		(21,555)
Qualcomm Inc	23,986	1,007	Net Unrealized Appreciation (Depreciation)	$ 3,626
Qwest Communications International Inc	21,237	111	Cost for federal income tax purposes	$ 153,908
Sprint Nextel Corp (a)	42,494	161	All dollar amounts are shown in thousands (000's)
Tellabs Inc	5,486	41
Verizon Communications Inc	40,473	1,255	Portfolio Summary (unaudited)
Windstream Corp	6,521	71	Sector		Percent
	$ 8,447		Consumer, Non-cyclical		21 .98%
Textiles - 0.03%			Financial		19 .82%
Cintas Corp	1,876	53	Technology		12 .36%
			Communications		10 .98%
Toys, Games & Hobbies - 0.12%			Energy		10 .81%
Hasbro Inc	1,752	67	Industrial		10 .32%
Mattel Inc	5,190	118	Consumer, Cyclical		8 .44%
	$ 185		Basic Materials		3 .30%
			Utilities		3 .19%
Transportation - 1.75%			Exchange Traded Funds		0 .48%
CH Robinson Worldwide Inc	2,377	133	Diversified		0 .04%
CSX Corp	5,567	283	Liabilities in Excess of Other Assets, Net		(1 .72)%
Expeditors International of Washington Inc	3,027	112
FedEx Corp	4,466	417	TOTAL NET ASSETS		100.00%
Norfolk Southern Corp	5,276	295
See accompanying notes			82

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2010 (unaudited)

	Other Assets Summary (unaudited)
Asset Type		Percent
Futures		2 .07%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	11	$ 3,216	$ 3,204	$ (12)
					$ (12)
All dollar amounts are shown in thousands (000's)

See accompanying notes		83

Schedule of Investments
LargeCap Value Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 99.10%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 1.78%			Gas (continued)
Interpublic Group of Cos Inc (a)	154,462 $	1,285	Southern Union Co	54,380 $	1,380
Omnicom Group Inc	42,864	1,664		$ 3,447
	$ 2,949		Healthcare - Products - 1.73%
Automobile Manufacturers - 1.29%			CareFusion Corp (a)	52,767	1,395
Ford Motor Co (a)	170,574	2,144	Hologic Inc (a)	80,174	1,486
				$ 2,881
Banks - 12.96%			Healthcare - Services - 1.56%
Bank of America Corp	174,787	3,120	UnitedHealth Group Inc	79,303	2,591
Comerica Inc	45,777	1,741
Commerce Bancshares Inc	21,166	871	Insurance - 6.05%
Goldman Sachs Group Inc/The	4,177	713	Chubb Corp	40,766	2,114
JP Morgan Chase & Co	66,116	2,958	Endurance Specialty Holdings Ltd	26,985	1,002
M&T Bank Corp	19,308	1,532	Travelers Cos Inc/The	54,392	2,934
PNC Financial Services Group Inc	42,343	2,528	Unitrin Inc	54,754	1,536
US Bancorp	107,068	2,771	Unum Group	99,393	2,462
Wells Fargo & Co	169,215	5,266		$ 10,048
	$ 21,500		Internet - 0.78%
Chemicals - 2.16%			AOL Inc (a)	51,321	1,297
Ashland Inc	30,088	1,588
Lubrizol Corp	21,862	2,005	Media - 1.93%
	$ 3,593		DISH Network Corp	37,369	778
Commercial Services - 1.39%			Gannett Co Inc	87,908	1,452
Equifax Inc	37,951	1,359	News Corp - Class A	68,391	985
SEI Investments Co	43,284	951		$ 3,215
	$ 2,310		Metal Fabrication & Hardware - 1.24%
Computers - 3.24%			Timken Co	68,861	2,067
EMC Corp/Massachusetts (a)	159,968	2,886
Hewlett-Packard Co	46,689	2,482	Mining - 1.27%
	$ 5,368		Freeport-McMoRan Copper & Gold Inc	25,194	2,105
Consumer Products - 0.75%
Kimberly-Clark Corp	19,739	1,241	Miscellaneous Manufacturing - 5.27%
			Carlisle Cos Inc	35,996	1,372
Diversified Financial Services - 5.32%			General Electric Co	405,172	7,374
American Express Co	55,412	2,286		$ 8,746
Ameriprise Financial Inc	52,715	2,391	Office & Business Equipment - 1.33%
Discover Financial Services	63,367	944	Xerox Corp	226,096	2,204
NASDAQ OMX Group Inc/The (a)	95,637	2,020
TD Ameritrade Holding Corp (a)	61,927	1,180	Oil & Gas - 10.60%
	$ 8,821		Chevron Corp	18,972	1,439
Electric - 5.63%			Ensco PLC ADR	27,781	1,244
CMS Energy Corp	83,818	1,296	Exxon Mobil Corp (b)	118,736	7,953
DTE Energy Co	39,164	1,747	Hess Corp	17,012	1,064
Edison International	46,771	1,598	Marathon Oil Corp	38,797	1,227
Entergy Corp	21,017	1,710	Occidental Petroleum Corp	33,672	2,846
Integrys Energy Group Inc	27,654	1,310	XTO Energy Inc	38,356	1,810
Mirant Corp (a)	49,968	543		$ 17,583
PPL Corp	40,762	1,129	Oil & Gas Services - 2.89%
	$ 9,333		Halliburton Co	51,961	1,565
Electrical Components & Equipment - 0.82%			National Oilwell Varco Inc	48,176	1,955
Hubbell Inc	26,899	1,357	Oil States International Inc (a)	28,113	1,275
				$ 4,795
Electronics - 1.58%			Pharmaceuticals - 7.11%
Garmin Ltd	21,699	835	AmerisourceBergen Corp	43,698	1,264
Thomas & Betts Corp (a)	45,725	1,794	Bristol-Myers Squibb Co	85,768	2,290
	$ 2,629		Cardinal Health Inc	60,668	2,186
Engineering & Contruction - 0.83%			Endo Pharmaceuticals Holdings Inc (a)	67,050	1,588
Jacobs Engineering Group Inc (a)	30,595	1,383	Forest Laboratories Inc (a)	48,840	1,532
			Omnicare Inc	29,256	828
Food - 1.76%			Pfizer Inc	122,929	2,108
Sara Lee Corp	125,822	1,753		$ 11,796
Tyson Foods Inc	60,903	1,166	Pipelines - 2.85%
	$ 2,919		El Paso Corp	132,405	1,435
Forest Products & Paper - 1.19%			Spectra Energy Corp	48,008	1,082
International Paper Co	80,525	1,982	Williams Cos Inc	95,799	2,213
				$ 4,730
Gas - 2.08%			REITS - 1.86%
AGL Resources Inc	35,021	1,353	Mack-Cali Realty Corp	45,481	1,603
Energen Corp	15,336	714	Ventas Inc	31,091	1,476
				$ 3,079
See accompanying notes			84

Schedule of Investments
LargeCap Value Account
March 31, 2010 (unaudited)

			Portfolio Summary (unaudited)

		Value	Sector	Percent
COMMON STOCKS (continued)	Shares Held	(000's)	Financial	26 .69%
			Energy	16 .34%
Retail - 4.45%			Consumer, Non-cyclical	14 .31%
Best Buy Co Inc	32,659 $	1,389
Big Lots Inc (a)	25,567	931	Industrial	9 .74%
Gap Inc/The	56,817	1,313	Communications	8 .37%
			Utilities	7 .71%
Starbucks Corp	52,532	1,275	Consumer, Cyclical	6 .52%
Wal-Mart Stores Inc	44,310	2,464	Technology	5 .30%
	$ 7,372		Basic Materials	4 .62%
Semiconductors - 0.74%			Other Assets in Excess of Liabilities, Net	0 .40%
Intel Corp	55,435	1,234	TOTAL NET ASSETS	100.00%

Telecommunications - 3.88%
Amdocs Ltd (a)	39,067	1,176	Other Assets Summary (unaudited)
AT&T Inc	112,579	2,909	Asset Type	Percent
Qwest Communications International Inc	319,809	1,669	Futures	0 .53%
Verizon Communications Inc	21,935	681
	$ 6,435
Toys, Games & Hobbies - 0.78%
Mattel Inc	57,156	1,300

TOTAL COMMON STOCKS	$ 164,454
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 0.50%	(000's)	(000's)
Banks - 0.50%
Investment in Joint Trading Account; Bank of	$ 187 $	187
America Repurchase Agreement; 0.01% dated
03/31/10 maturing 04/01/10 (collateralized by
Sovereign Agency Issues; $190,829; 0.00% -
4.63%; dated 06/25/10 - 10/15/15)
Investment in Joint Trading Account; Credit Suisse	374	374
Repurchase Agreement; -0.01% dated 03/31/10
maturing 04/01/10 (collateralized by US
Treasury Notes; $381,656; 0.00% - 5.50%;
dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche Bank	70	70
Repurchase Agreement; 0.02% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $71,560; 1.13% - 3.75%; dated
09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan Stanley	200	201
Repurchase Agreement; 0.01% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $204,187; 0.00% - 5.85%; dated
03/03/10 - 02/19/25)
	$ 832
TOTAL REPURCHASE AGREEMENTS	$ 832
Total Investments	$ 165,286
Other Assets in Excess of Liabilities, Net - 0.40%	$ 659
TOTAL NET ASSETS - 100.00%	$ 165,945

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,172 or 0.71% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 12,666
Unrealized Depreciation		(4,391)
Net Unrealized Appreciation (Depreciation)	$ 8,275
Cost for federal income tax purposes	$ 157,011
All dollar amounts are shown in thousands (000's)

See accompanying notes			85

Schedule of Investments
LargeCap Value Account
March 31, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2010	Long	15	$ 849	$ 874	$ 25
					$ 25
All dollar amounts are shown in thousands (000's)

See accompanying notes		86

Schedule of Investments
LargeCap Value Account III
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 87.17%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 0.04%			Banks (continued)
Interpublic Group of Cos Inc (a)	8,897 $	74	Whitney Holding Corp/LA	1,802 $	25
Lamar Advertising Co (a)	1,071	37		$ 31,459
	$ 111		Beverages - 0.61%
Aerospace & Defense - 1.66%			Brown-Forman Corp	285	17
Boeing Co/The	20,899	1,518	Coca-Cola Co/The	6,686	368
General Dynamics Corp	4,071	314	Coca-Cola Enterprises Inc	20,500	567
L-3 Communications Holdings Inc	1,516	139	Constellation Brands Inc (a)	25,500	419
Northrop Grumman Corp	13,670	897	Dr Pepper Snapple Group Inc	2,856	100
Raytheon Co	23,139	1,321	Molson Coors Brewing Co	2,243	94
Spirit Aerosystems Holdings Inc (a)	1,337	31		$ 1,565
United Technologies Corp	1,276	94	Building Materials - 0.01%
	$ 4,314		Armstrong World Industries Inc (a)	215	8
Agriculture - 1.67%			Owens Corning Inc (a)	891	22
Altria Group Inc	38,200	784		$ 30
Archer-Daniels-Midland Co	28,695	829	Chemicals - 1.54%
Bunge Ltd	9,307	574	Air Products & Chemicals Inc	1,546	114
Lorillard Inc	340	26	Albemarle Corp	1,603	68
Philip Morris International Inc	29,704	1,549	Ashland Inc	1,342	71
Reynolds American Inc	10,898	588	Cabot Corp	1,216	37
	$ 4,350		CF Industries Holdings Inc	155	14
Airlines - 0.27%			Cytec Industries Inc	878	41
Delta Air Lines Inc (a)	41,800	610	Dow Chemical Co/The	14,615	432
Southwest Airlines Co	6,629	87	Eastman Chemical Co	1,352	86
	$ 697		EI du Pont de Nemours & Co	69,840	2,601
Apparel - 0.59%			FMC Corp	201	12
Jones Apparel Group Inc	20,300	386	Huntsman Corp	22,616	273
Nike Inc	14,242	1,047	International Flavors & Fragrances Inc	78	4
Polo Ralph Lauren Corp	60	5	Lubrizol Corp	161	15
VF Corp	1,276	102	PPG Industries Inc	2,160	141
	$ 1,540		RPM International Inc	1,141	25
Automobile Manufacturers - 0.65%			Sherwin-Williams Co/The	270	18
Ford Motor Co (a)	127,891	1,608	Valspar Corp	1,865	55
Oshkosh Corp (a)	1,663	67		$ 4,007
	$ 1,675		Coal - 0.03%
Automobile Parts & Equipment - 0.22%			Arch Coal Inc	3,022	69
Autoliv Inc (a)	1,583	82
Johnson Controls Inc	3,801	126	Commercial Services - 0.22%
TRW Automotive Holdings Corp (a)	12,517	357	Career Education Corp (a)	94	3
			Convergys Corp (a)	1,600	20
	$ 565		Corrections Corp of America (a)	1,898	38
Banks - 12.09%			Education Management Corp (a)	157	3
BancorpSouth Inc	1,565	33
Bank of America Corp	360,282	6,431	Equifax Inc	517	18
			Hertz Global Holdings Inc (a)	21,500	215
Bank of Hawaii Corp	889	40
Bank of New York Mellon Corp/The	10,690	330	Hillenbrand Inc	715	16
BB&T Corp	33,422	1,083	Interactive Data Corp	364	12
BOK Financial Corp	251	13	Manpower Inc	1,457	83
Capital One Financial Corp	3,648	151	RR Donnelley & Sons Co	2,832	60
Citigroup Inc (a)	358,390	1,451	SAIC Inc (a)	1,915	34
City National Corp/CA	802	43	Service Corp International/US	4,667	43
Comerica Inc	2,811	107	Total System Services Inc	848	13
			Verisk Analytics Inc (a)	461	13
Commerce Bancshares Inc	779	32
Cullen/Frost Bankers Inc	962	54	Washington Post Co/The	114	51
Deutsche Bank AG	10,962	843	Weight Watchers International Inc	567	14
Fifth Third Bancorp	8,946	122		$ 636
First Citizens BancShares Inc/NC	113	22	Computers - 2.00%
Fulton Financial Corp	3,265	33	Brocade Communications Systems Inc (a)	5,365	31
Goldman Sachs Group Inc/The	20,690	3,530	Computer Sciences Corp (a)	1,893	103
JP Morgan Chase & Co	157,573	7,052	Dell Inc (a)	51,600	774
KeyCorp	9,842	76	Diebold Inc	146	5
M&T Bank Corp	1,418	113	DST Systems Inc	81	4
Morgan Stanley	43,742	1,281	EMC Corp/Massachusetts (a)	74,838	1,350
PNC Financial Services Group Inc	6,567	392	Hewlett-Packard Co	6,756	359
Regions Financial Corp	12,993	102	IBM Corp	7,405	950
State Street Corp	2,593	117	Lexmark International Inc (a)	1,452	52
SunTrust Banks Inc	5,610	150	Seagate Technology (a)	913	17
TCF Financial Corp	2,383	38	Synopsys Inc (a)	1,010	23
US Bancorp	56,406	1,460	Teradata Corp (a)	600	17
Wells Fargo & Co	203,575	6,335	Western Digital Corp (a)	39,114	1,525
				$ 5,210

See accompanying notes			87

Schedule of Investments
LargeCap Value Account III
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Consumer Products - 0.22%			Electronics - 0.82%
Avery Dennison Corp	1,705 $	62	Arrow Electronics Inc (a)	1,314 $	40
Clorox Co	295	19	Avnet Inc (a)	1,868	56
Fortune Brands Inc	3,093	150	AVX Corp	717	10
Jarden Corp	1,635	54	Garmin Ltd	22,183	854
Kimberly-Clark Corp	4,702	296	Jabil Circuit Inc	1,770	29
	$ 581		Tech Data Corp (a)	935	39
Cosmetics & Personal Care - 0.68%			Thermo Fisher Scientific Inc (a)	5,104	263
Procter & Gamble Co	27,972	1,770	Thomas & Betts Corp (a)	677	27
			Tyco Electronics Ltd	29,200	802
Distribution & Wholesale - 0.07%			Vishay Intertechnology Inc (a)	2,759	28
Genuine Parts Co	2,965	125		$ 2,148
Ingram Micro Inc (a)	3,011	53	Energy - Alternate Sources - 0.02%
WESCO International Inc (a)	376	13	Covanta Holding Corp (a)	2,398	40
	$ 191
Diversified Financial Services - 2.20%			Engineering & Contruction - 0.06%
American Express Co	11,218	463	KBR Inc	2,985	66
AmeriCredit Corp (a)	1,176	28	Shaw Group Inc/The (a)	293	10
Ameriprise Financial Inc	44,316	2,010	URS Corp (a)	1,354	67
BlackRock Inc	4,767	1,038		$ 143
CME Group Inc	846	267	Entertainment - 0.03%
Discover Financial Services	7,249	108	DreamWorks Animation SKG Inc (a)	1,347	53
Federated Investors Inc	105	3	International Game Technology	935	17
Franklin Resources Inc	15,121	1,677	Warner Music Group Corp (a)	732	5
Invesco Ltd	5,173	113		$ 75
Investment Technology Group Inc (a)	747	12	Environmental Control - 0.01%
NASDAQ OMX Group Inc/The (a)	1,415	30	Waste Management Inc	952	33
	$ 5,749
Electric - 2.77%			Food - 2.01%
AES Corp/The (a)	2,430	27	Campbell Soup Co	1,176	42
Alliant Energy Corp	2,058	68	ConAgra Foods Inc	6,036	151
Ameren Corp	4,396	115	Dean Foods Co (a)	20,300	319
American Electric Power Co Inc	13,552	463	Del Monte Foods Co	3,678	54
Calpine Corp (a)	2,888	34	General Mills Inc	2,611	185
CMS Energy Corp	6,500	100	Hershey Co/The	1,194	51
Consolidated Edison Inc	3,541	158	HJ Heinz Co	1,112	51
Constellation Energy Group Inc	534	19	Hormel Foods Corp	1,169	49
Dominion Resources Inc/VA	56,013	2,303	JM Smucker Co/The	1,598	96
DPL Inc	1,883	51	Kraft Foods Inc	38,269	1,157
DTE Energy Co	2,114	94	Ralcorp Holdings Inc (a)	1,051	71
Duke Energy Corp	14,479	236	Safeway Inc	7,848	195
Edison International	15,404	527	Sara Lee Corp	32,660	455
Entergy Corp	2,530	206	Smithfield Foods Inc (a)	12,700	263
Exelon Corp	7,761	340	SUPERVALU Inc	27,643	461
FirstEnergy Corp	3,933	154	Sysco Corp	33,069	976
FPL Group Inc	4,017	194	Tyson Foods Inc	34,413	660
Integrys Energy Group Inc	1,109	52		$ 5,236
MDU Resources Group Inc	3,420	74	Forest Products & Paper - 0.17%
Mirant Corp (a)	2,709	30	International Paper Co	5,677	140
Northeast Utilities	3,256	90	MeadWestvaco Corp	3,182	81
NRG Energy Inc (a)	4,934	103	Plum Creek Timber Co Inc	1,947	76
NSTAR	1,986	70	Rayonier Inc	803	36
NV Energy Inc	2,497	31	Weyerhaeuser Co	2,377	107
OGE Energy Corp	1,787	69		$ 440
Pepco Holdings Inc	23,200	398	Gas - 0.42%
PG&E Corp	4,753	202	AGL Resources Inc	1,435	55
Pinnacle West Capital Corp	1,881	71	Atmos Energy Corp	1,711	49
Progress Energy Inc	3,600	142	CenterPoint Energy Inc	1,172	17
Public Service Enterprise Group Inc	6,529	193	Energen Corp	1,334	62
RRI Energy Inc (a)	5,200	19	National Fuel Gas Co	1,317	67
Southern Co	8,801	292	NiSource Inc	37,106	587
Westar Energy Inc	2,021	45	Sempra Energy	3,152	157
Wisconsin Energy Corp	2,175	107	Southern Union Co	2,070	52
Xcel Energy Inc	5,880	125	UGI Corp	2,014	53
	$ 7,202			$ 1,099
Electrical Components & Equipment - 0.06%			Hand & Machine Tools - 0.08%
Energizer Holdings Inc (a)	210	13	Lincoln Electric Holdings Inc	791	43
General Cable Corp (a)	976	26	Snap-On Inc	785	34
Hubbell Inc	981	49	Stanley Black & Decker Inc	1,963	113
Molex Inc	2,239	47		$ 190
	$ 135
See accompanying notes			88

Schedule of Investments
LargeCap Value Account III
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Healthcare - Products - 1.64%			Insurance (continued)
Baxter International Inc	16,400 $	954	Unitrin Inc	790 $	22
Boston Scientific Corp (a)	12,882	93	Unum Group	21,983	545
CareFusion Corp (a)	3,347	88	Validus Holdings Ltd	1,501	41
Cooper Cos Inc/The	839	33	Wesco Financial Corp	25	10
Covidien PLC	18,272	919	WR Berkley Corp	1,679	44
Hill-Rom Holdings Inc	705	19	XL Capital Ltd	32,600	616
Johnson & Johnson	30,664	2,000		$ 11,586
Zimmer Holdings Inc (a)	2,419	143	Internet - 0.68%
	$ 4,249		AOL Inc (a)	11,123	281
Healthcare - Services - 1.27%			eBay Inc (a)	48,007	1,294
Aetna Inc	29,059	1,020	Expedia Inc	296	7
CIGNA Corp	2,870	105	Liberty Media Corp - Interactive (a)	7,502	115
Community Health Systems Inc (a)	856	32	Symantec Corp (a)	4,500	76
Coventry Health Care Inc (a)	1,982	49		$ 1,773
Humana Inc (a)	1,997	93	Iron & Steel - 0.91%
Lincare Holdings Inc (a)	244	11	AK Steel Holding Corp	20,833	477
Mednax Inc (a)	582	34	Cliffs Natural Resources Inc	1,556	110
Tenet Healthcare Corp (a)	2,895	16	Nucor Corp	24,473	1,110
UnitedHealth Group Inc	25,895	846	Reliance Steel & Aluminum Co	1,171	58
WellPoint Inc (a)	17,253	1,111	Schnitzer Steel Industries Inc	84	4
	$ 3,317		Steel Dynamics Inc	28,702	502
Home Builders - 0.54%			United States Steel Corp	1,611	102
DR Horton Inc	20,925	263		$ 2,363
NVR Inc (a)	1,014	737	Leisure Products & Services - 0.30%
Pulte Group Inc (a)	35,200	396	Carnival Corp	2,691	105
Thor Industries Inc	320	10	Royal Caribbean Cruises Ltd (a)	20,200	666
	$ 1,406			$ 771
Home Furnishings - 0.05%			Lodging - 0.06%
Whirlpool Corp	1,374	120	Choice Hotels International Inc	386	13
			Marriott International Inc/DE	2,948	93
Housewares - 0.03%			Wyndham Worldwide Corp	1,849	48
Newell Rubbermaid Inc	4,327	66		$ 154
			Machinery - Construction & Mining - 0.13%
Insurance - 4.45%			Bucyrus International Inc	1,083	72
ACE Ltd	33,996	1,778	Caterpillar Inc	3,913	246
Allied World Assurance Co Holdings Ltd	921	41	Joy Global Inc	236	13
Allstate Corp/The	15,458	500		$ 331
American Financial Group Inc/OH	1,600	46	Machinery - Diversified - 1.35%
Aon Corp	3,745	160	AGCO Corp (a)	1,718	61
Arch Capital Group Ltd (a)	904	69
			Cummins Inc	17,453	1,081
Arthur J Gallagher & Co	130	3	Deere & Co	36,392	2,164
Aspen Insurance Holdings Ltd	1,543	44	Gardner Denver Inc	966	42
Assurant Inc	2,191	75	IDEX Corp	621	21
Axis Capital Holdings Ltd	1,760	55	Manitowoc Co Inc/The	2,449	32
Brown & Brown Inc	580	10	Rockwell Automation Inc/DE	1,661	94
Chubb Corp	7,694	399	Roper Industries Inc	238	14
Cincinnati Financial Corp	2,691	78		$ 3,509
CNA Financial Corp (a)	272	7
			Media - 4.97%
Endurance Specialty Holdings Ltd	614	23	Cablevision Systems Corp	4,363	105
Erie Indemnity Co	165	7	CBS Corp	47,444	661
Everest Re Group Ltd	2,845	231	Comcast Corp - Class A	142,725	2,687
First American Corp	1,849	62	DIRECTV (a)	52,289	1,768
Hanover Insurance Group Inc/The	815	35	Discovery Communications Inc - C Shares (a)	369	11
Hartford Financial Services Group Inc	4,308	123	DISH Network Corp	3,739	78
HCC Insurance Holdings Inc	2,087	57	Gannett Co Inc	4,323	72
Loews Corp	4,434	165	Liberty Global Inc - A Shares (a)	2,981	87
Marsh & McLennan Cos Inc	5,437	133	Meredith Corp	636	22
Mercury General Corp	496	22	New York Times Co/The (a)	1,816	20
MetLife Inc	51,903	2,249	News Corp - Class A	109,600	1,579
OneBeacon Insurance Group Ltd	417	7	Scripps Networks Interactive	667	29
PartnerRe Ltd	1,535	122	Time Warner Cable Inc	28,763	1,533
Progressive Corp/The	8,276	158	Time Warner Inc	52,282	1,634
Protective Life Corp	1,608	35	Viacom Inc (a)	24,130	830
Prudential Financial Inc	2,998	181	Walt Disney Co/The	52,383	1,829
Reinsurance Group of America Inc	1,248	66		$ 12,945
RenaissanceRe Holdings Ltd	1,160	66
StanCorp Financial Group Inc	912	44	Metal Fabrication & Hardware - 0.02%
Torchmark Corp	1,539	82	Timken Co	1,801	54
Transatlantic Holdings Inc	512	27
Travelers Cos Inc/The	58,352	3,148
See accompanying notes			89

Schedule of Investments
LargeCap Value Account III
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Mining - 0.53%			Oil & Gas Services - 0.59%
Alcoa Inc	5,886 $	84	Baker Hughes Inc	4,377 $	205
Compass Minerals International Inc	283	23	Cameron International Corp (a)	361	15
Freeport-McMoRan Copper & Gold Inc	14,425	1,205	Halliburton Co	12,673	382
Royal Gold Inc	483	22	National Oilwell Varco Inc	5,907	240
Southern Copper Corp	873	28	Oil States International Inc (a)	923	42
Titanium Metals Corp (a)	1,599	27	Schlumberger Ltd	9,228	585
	$ 1,389		SEACOR Holdings Inc (a)	420	34
Miscellaneous Manufacturing - 4.93%			Superior Energy Services Inc (a)	1,468	31
Aptargroup Inc	1,259	50		$ 1,534
Carlisle Cos Inc	839	32	Packaging & Containers - 0.23%
Cooper Industries PLC	6,300	302	Ball Corp	618	33
Crane Co	449	16	Bemis Co Inc	2,009	58
Danaher Corp	1,270	101	Greif Inc	624	34
Dover Corp	1,011	47	Owens-Illinois Inc (a)	585	21
Eaton Corp	2,153	163	Packaging Corp of America	1,718	42
General Electric Co	401,837	7,314	Pactiv Corp (a)	448	11
Harsco Corp	407	13	Sealed Air Corp	2,950	62
Honeywell International Inc	44,318	2,006	Sonoco Products Co	10,356	319
Illinois Tool Works Inc	5,838	277	Temple-Inland Inc	1,981	41
Ingersoll-Rand PLC	22,700	792		$ 621
ITT Corp	20,099	1,077	Pharmaceuticals - 5.02%
Leggett & Platt Inc	1,046	23	AmerisourceBergen Corp	658	19
Parker Hannifin Corp	1,805	117	Bristol-Myers Squibb Co	46,746	1,248
SPX Corp	3,200	212	Cardinal Health Inc	4,782	172
Textron Inc	13,000	276	Eli Lilly & Co	5,426	196
	$ 12,818		Endo Pharmaceuticals Holdings Inc (a)	2,179	52
Office & Business Equipment - 0.08%			Forest Laboratories Inc (a)	4,005	126
Pitney Bowes Inc	3,839	94	McKesson Corp	1,839	121
Xerox Corp	13,021	127	Mead Johnson Nutrition Co	1,897	99
	$ 221		Merck & Co Inc	96,785	3,615
Oil & Gas - 13.56%			Omnicare Inc	1,286	36
Anadarko Petroleum Corp	33,361	2,430	Pfizer Inc	373,065	6,398
Apache Corp	26,320	2,672	Teva Pharmaceutical Industries Ltd ADR	15,500	978
Atwood Oceanics Inc (a)	145	5		$ 13,060
Chesapeake Energy Corp	7,043	167	Pipelines - 0.23%
Chevron Corp	80,275	6,088	El Paso Corp	9,412	102
Cimarex Energy Co	13,300	790	Oneok Inc	1,959	90
ConocoPhillips	52,567	2,690	Spectra Energy Corp	9,111	205
Denbury Resources Inc (a)	7,378	125	Williams Cos Inc	8,194	189
Devon Energy Corp	36,582	2,358		$ 586
Ensco PLC ADR	12,900	578	Real Estate - 0.02%
EOG Resources Inc	2,815	262	Jones Lang LaSalle Inc	778	57
EQT Corp	23,300	955
Exxon Mobil Corp	106,901	7,160	REITS - 0.90%
Forest Oil Corp (a)	18,100	467	Alexandria Real Estate Equities Inc	646	43
Helmerich & Payne Inc	1,349	51	AMB Property Corp	2,720	74
Hess Corp	3,267	204	Annaly Capital Management Inc	6,872	118
Marathon Oil Corp	9,998	316	Apartment Investment & Management Co	2,178	40
Murphy Oil Corp	2,145	121	AvalonBay Communities Inc	899	78
Nabors Industries Ltd (a)	5,263	103	Boston Properties Inc	1,750	132
Newfield Exploration Co (a)	15,285	795	Brandywine Realty Trust	2,415	29
Nexen Inc	34,600	855	BRE Properties Inc	1,020	36
Noble Corp	8,500	356	Camden Property Trust	1,241	52
Noble Energy Inc	1,949	142	Chimera Investment Corp	12,466	49
Occidental Petroleum Corp	32,313	2,732	Corporate Office Properties Trust SBI MD	1,067	43
Patterson-UTI Energy Inc	2,439	34	Douglas Emmett Inc	2,256	35
Pioneer Natural Resources Co	2,120	119	Equity Residential	3,458	135
Pride International Inc (a)	1,721	52	Essex Property Trust Inc	542	49
Questar Corp	2,246	97	Federal Realty Investment Trust	957	69
Range Resources Corp	1,502	70	HCP Inc	3,336	110
Rowan Cos Inc (a)	1,733	51	Health Care REIT Inc	1,108	50
St Mary Land & Exploration Co	874	30	Hospitality Properties Trust	2,272	54
Tesoro Corp/Texas	1,542	21	Host Hotels & Resorts Inc	7,767	114
Total SA ADR	6,400	371	HRPT Properties Trust	4,203	33
Transocean Ltd (a)	6,800	587	Kimco Realty Corp	7,541	118
Unit Corp (a)	759	32	Liberty Property Trust	2,077	70
Valero Energy Corp	47,430	935	Macerich Co/The	1,817	70
Whiting Petroleum Corp (a)	945	76	Mack-Cali Realty Corp	1,455	51
XTO Energy Inc	8,189	386	Nationwide Health Properties Inc	530	19
	$ 35,283		Realty Income Corp	1,940	60
See accompanying notes			90

Schedule of Investments
LargeCap Value Account III
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
REITS (continued)			Telecommunications (continued)
Senior Housing Properties Trust	2,361 $	52	CommScope Inc (a)	1,741 $	49
Simon Property Group Inc	1,748	147	Corning Inc	78,983	1,596
SL Green Realty Corp	1,429	82	Crown Castle International Corp (a)	2,088	80
Taubman Centers Inc	987	39	EchoStar Holding Corp (a)	712	14
UDR Inc	2,799	49	Frontier Communications Corp	3,282	24
Ventas Inc	1,977	94	Harris Corp	539	26
Vornado Realty Trust	1,941	147	JDS Uniphase Corp (a)	25,200	316
Weingarten Realty Investors	1,942	42	Motorola Inc (a)	222,318	1,561
	$ 2,383		NII Holdings Inc (a)	2,920	122
Retail - 3.72%			Nokia OYJ ADR	41,700	648
Abercrombie & Fitch Co	822	38	Qwest Communications International Inc	16,565	87
AutoNation Inc (a)	1,234	23	Sprint Nextel Corp (a)	225,144	856
Barnes & Noble Inc	553	12	Tellabs Inc	47,460	359
Big Lots Inc (a)	1,366	50	Verizon Communications Inc	46,333	1,437
CarMax Inc (a)	1,201	30	Vodafone Group PLC ADR	23,700	552
Chico's FAS Inc	197	3	Windstream Corp	4,530	49
CVS Caremark Corp	38,724	1,416		$ 15,608
Dollar General Corp (a)	201	5	Textiles - 0.04%
Foot Locker Inc	15,515	233	Cintas Corp	2,004	56
GameStop Corp (a)	374	8	Mohawk Industries Inc (a)	1,034	56
Gap Inc/The	102,499	2,368		$ 112
Home Depot Inc	40,849	1,321	Toys, Games & Hobbies - 0.03%
JC Penney Co Inc	6,104	196	Hasbro Inc	950	36
Kohl's Corp (a)	360	20	Mattel Inc	1,494	34
Lowe's Cos Inc	19,227	467		$ 70
Ltd Brands Inc	27,047	666	Transportation - 1.16%
Macy's Inc	31,093	677	CSX Corp	4,403	224
Office Depot Inc (a)	71,322	569	FedEx Corp	14,382	1,343
Penske Auto Group Inc (a)	436	6	Frontline Ltd/Bermuda	968	30
Phillips-Van Heusen Corp	342	20	Norfolk Southern Corp	3,592	201
RadioShack Corp	2,023	46	Overseas Shipholding Group Inc	439	17
Ross Stores Inc	7,600	406	Tidewater Inc	961	45
Sears Holdings Corp (a)	926	101	Union Pacific Corp	15,585	1,142
Signet Jewelers Ltd (a)	1,586	52
				$ 3,002
Tiffany & Co	195	9	TOTAL COMMON STOCKS	$ 226,883
TJX Cos Inc	22,700	965		Principal
Williams-Sonoma Inc	1,057	28		Amount	Value
	$ 9,735		REPURCHASE AGREEMENTS - 12.54%	(000's)	(000's)
Savings & Loans - 0.09%			Banks - 12.54%
First Niagara Financial Group Inc	3,499	50	Investment in Joint Trading Account; Bank of	$ 7,344 $	7,344
Hudson City Bancorp Inc	3,871	55	America Repurchase Agreement; 0.01% dated
New York Community Bancorp Inc	5,376	89	03/31/10 maturing 04/01/10 (collateralized by
Washington Federal Inc	2,087	42	Sovereign Agency Issues; $7,490,707; 0.00% -
	$ 236		4.63%; dated 06/25/10 - 10/15/15)
Semiconductors - 0.84%			Investment in Joint Trading Account; Credit Suisse	14,688	14,687
Advanced Micro Devices Inc (a)	4,912	45	Repurchase Agreement; -0.01% dated 03/31/10
Applied Materials Inc	16,615	224	maturing 04/01/10 (collateralized by US
Atmel Corp (a)	8,384	42	Treasury Notes; $14,981,415; 0.00% - 5.50%;
Fairchild Semiconductor International Inc (a)	2,327	25	dated 03/03/10 - 10/05/29)
Intel Corp	72,179	1,606	Investment in Joint Trading Account; Deutsche Bank	2,754	2,754
LSI Corp (a)	12,067	74	Repurchase Agreement; 0.02% dated 03/31/10
Marvell Technology Group Ltd (a)	967	20	maturing 04/01/10 (collateralized by Sovereign
Micron Technology Inc (a)	8,722	91	Agency Issues; $2,809,016; 1.13% - 3.75%;
PMC - Sierra Inc (a)	4,142	37	dated 09/09/11 - 03/09/12)
Rovi Corp (a)	585	22	Investment in Joint Trading Account; Morgan Stanley	7,858	7,858
	$ 2,186		Repurchase Agreement; 0.01% dated 03/31/10
Software - 1.57%			maturing 04/01/10 (collateralized by Sovereign
Activision Blizzard Inc	4,342	52	Agency Issues; $8,015,058; 0.00% - 5.85%;
Broadridge Financial Solutions Inc	999	21	dated 03/03/10 - 02/19/25)
CA Inc	43,015	1,010		$ 32,643
Compuware Corp (a)	4,229	35	TOTAL REPURCHASE AGREEMENTS	$ 32,643
Fidelity National Information Services Inc	2,340	55	Total Investments	$ 259,526
Microsoft Corp	65,583	1,920	Other Assets in Excess of Liabilities, Net - 0.29%	$ 761
Oracle Corp	38,343	985	TOTAL NET ASSETS - 100.00%	$ 260,287
	$ 4,078
Telecommunications - 6.01%
Amdocs Ltd (a)	3,089	93	(a) Non-Income Producing Security
AT&T Inc	236,534	6,112
CenturyTel Inc	3,337	118
Cisco Systems Inc (a)	57,989	1,509
See accompanying notes			91

Schedule of Investments
LargeCap Value Account III
March 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 34,179
Unrealized Depreciation		(6,005)
Net Unrealized Appreciation (Depreciation)		$ 28,174
Cost for federal income tax purposes		$ 231,352
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		32 .29%
Energy		14 .43%
Consumer, Non-cyclical		13 .15%
Communications		11 .70%
Industrial		10 .53%
Consumer, Cyclical		6 .78%
Technology		4 .49%
Utilities		3 .19%
Basic Materials		3 .15%
Other Assets in Excess of Liabilities, Net		0 .29%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		3 .47%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	31	$ 8,987	$ 9,030	$ 43
$ 43

All dollar amounts are shown in thousands (000's)

See accompanying notes		92

Schedule of Investments
MidCap Blend Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 99.24%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 0.29%			Insurance (continued)
Lamar Advertising Co (a)	33,326 $	1,145	Marsh & McLennan Cos Inc	125,084 $	3,055
			Mercury General Corp	62,146	2,717
Aerospace & Defense - 1.22%			Progressive Corp/The	171,029	3,265
Alliant Techsystems Inc (a)	60,167	4,892	White Mountains Insurance Group Ltd	10,361	3,678
				$ 48,279
Commercial Services - 8.63%			Internet - 0.84%
Automatic Data Processing Inc	55,657	2,475	Liberty Media Corp - Interactive (a)	219,201	3,356
Iron Mountain Inc	452,351	12,394
Lender Processing Services Inc	98,255	3,709	Investment Companies - 0.29%
Paychex Inc	6,567	202	RHJ International (a),(b)	132,115	1,163
SAIC Inc (a)	391,570	6,931
Washington Post Co/The	11,258	5,001	Media - 10.96%
Western Union Co/The	228,684	3,878	Discovery Communications Inc - A Shares (a)	220,770	7,460
	$ 34,590		Discovery Communications Inc - C Shares (a)	193,567	5,693
Consumer Products - 1.88%			DISH Network Corp	419,333	8,730
Clorox Co	117,731	7,551	Liberty Global Inc - A Shares (a)	189,899	5,538
			Liberty Global Inc - B Shares (a)	150,828	4,357
Distribution & Wholesale - 0.35%			Liberty Media Corp - Capital Series A (a)	287,765	10,466
Fastenal Co	29,481	1,415	Liberty Media Corp - Starz (a)	30,090	1,645
				$ 43,889
Diversified Financial Services - 2.48%			Mining - 4.35%
Ameriprise Financial Inc	69,203	3,139	Franco-Nevada Corp	230,621	6,188
Onex Corp	239,171	6,803	Newmont Mining Corp	192,587	9,808
	$ 9,942		Royal Gold Inc	31,190	1,441
Electric - 2.77%				$ 17,437
AES Corp/The (a)	230,630	2,537	Miscellaneous Manufacturing - 0.89%
Allegheny Energy Inc	144,410	3,322	Tyco International Ltd	93,142	3,563
Brookfield Infrastructure Partners LP	15,186	267
Calpine Corp (a)	322,192	3,831	Oil & Gas - 8.00%
SCANA Corp	29,590	1,112	Cimarex Energy Co	90,065	5,348
	$ 11,069		Denbury Resources Inc (a)	283,398	4,781
Electronics - 0.98%			EOG Resources Inc	65,117	6,052
Gentex Corp	201,409	3,911	EQT Corp	144,614	5,929
			Nabors Industries Ltd (a)	99,406	1,951
Energy - Alternate Sources - 2.07%			Newfield Exploration Co (a)	25,881	1,347
Covanta Holding Corp (a)	496,759	8,276	Questar Corp	132,515	5,725
			Rosetta Resources Inc (a)	38,294	902
Entertainment - 0.67%				$ 32,035
Ascent Media Corp (a)	23,082	629	Oil & Gas Services - 0.25%
International Game Technology	111,584	2,059	Weatherford International Ltd (a)	62,059	984
	$ 2,688
Food - 2.76%			Pharmaceuticals - 2.56%
Kellogg Co	80,837	4,319	Mead Johnson Nutrition Co	46,919	2,441
Sysco Corp	228,306	6,735	Valeant Pharmaceuticals International (a)	182,055	7,812
	$ 11,054			$ 10,253
Gas - 0.79%			Pipelines - 3.03%
National Fuel Gas Co	62,342	3,151	Spectra Energy Corp	243,176	5,479
			Williams Cos Inc	288,850	6,672
Healthcare - Products - 3.28%				$ 12,151
Covidien PLC	99,002	4,978	Real Estate - 2.54%
DENTSPLY International Inc	122,600	4,273	Brookfield Asset Management Inc	303,266	7,709
St Jude Medical Inc (a)	94,687	3,887	Forest City Enterprises Inc (a)	169,809	2,447
	$ 13,138			$ 10,156
Healthcare - Services - 4.90%			Retail - 7.72%
Coventry Health Care Inc (a)	135,003	3,337	AutoZone Inc (a)	22,526	3,899
Laboratory Corp of America Holdings (a)	153,674	11,635	Copart Inc (a)	76,702	2,731
Lincare Holdings Inc (a)	104,376	4,684	O'Reilly Automotive Inc (a)	341,191	14,231
	$ 19,656		TJX Cos Inc	143,030	6,082
Holding Companies - Diversified - 1.29%			Yum! Brands Inc	103,748	3,977
Leucadia National Corp (a)	208,932	5,184		$ 30,920
			Semiconductors - 0.47%
Insurance - 12.05%			Microchip Technology Inc	67,239	1,893
Aon Corp	88,281	3,770
Brown & Brown Inc	195,184	3,498	Software - 4.38%
Everest Re Group Ltd	95,733	7,748	Broadridge Financial Solutions Inc	108,639	2,323
Fidelity National Financial Inc	24,738	367	Dun & Bradstreet Corp	72,784	5,416
First American Corp	41,999	1,421	Fidelity National Information Services Inc	223,021	5,228
Loews Corp	271,114	10,107	Intuit Inc (a)	132,543	4,551
Markel Corp (a)	23,097	8,653		$ 17,518

See accompanying notes			93

Schedule of Investments
MidCap Blend Account
March 31, 2010 (unaudited)

			Portfolio Summary (unaudited)

		Value	Sector	Percent
COMMON STOCKS (continued)	Shares Held	(000's)	Consumer, Non-cyclical	24 .01%
			Financial	17 .64%
American Telecommunications Tower Corp - (a) 3.75%	180,998 $	7,712	Communications	15 .84%
EchoStar Holding Corp (a)	129,561	2,627	Energy	13 .35%
Telephone & Data Systems Inc	28,664	970	Consumer, Cyclical	11 .43%
			Technology	4 .85%
Telephone & Data Systems Inc - Special Shares	122,597	3,658	Basic Materials	4 .35%
	$ 14,967		Utilities	3 .56%
Textiles - 2.69%			Industrial	3 .20%
Cintas Corp	313,869	8,817	Diversified	1 .29%
Mohawk Industries Inc (a)	36,133	1,965
			Other Assets in Excess of Liabilities, Net	0 .48%
	$ 10,782		TOTAL NET ASSETS	100.00%
Transportation - 0.11%
Heartland Express Inc	27,565	455

TOTAL COMMON STOCKS	$ 397,463
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 0.28%	(000's)	(000's)
Banks - 0.28%
Investment in Joint Trading Account; Bank of	$ 254 $	254
America Repurchase Agreement; 0.01% dated
03/31/10 maturing 04/01/10 (collateralized by
Sovereign Agency Issues; $259,218; 0.00% -
4.63%; dated 06/25/10 - 10/15/15)
Investment in Joint Trading Account; Credit Suisse	508	508
Repurchase Agreement; -0.01% dated 03/31/10
maturing 04/01/10 (collateralized by US
Treasury Notes; $518,434; 0.00% - 5.50%;
dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche Bank	95	96
Repurchase Agreement; 0.02% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $97,206; 1.13% - 3.75%; dated
09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan Stanley	272	272
Repurchase Agreement; 0.01% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $277,362; 0.00% - 5.85%; dated
03/03/10 - 02/19/25)
	$ 1,130
TOTAL REPURCHASE AGREEMENTS	$ 1,130
Total Investments	$ 398,593
Other Assets in Excess of Liabilities, Net - 0.48%	$ 1,940
TOTAL NET ASSETS - 100.00%	$ 400,533

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,163 or 0.29% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 63,065
Unrealized Depreciation		(38,185)
Net Unrealized Appreciation (Depreciation)	$ 24,880
Cost for federal income tax purposes	$ 373,713
All dollar amounts are shown in thousands (000's)

See accompanying notes			94

Schedule of Investments
MidCap Growth Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 99.84%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Aerospace & Defense - 1.14%			Diversified Financial Services (continued)
Alliant Techsystems Inc (a)	2,600 $	211	Federated Investors Inc	9,050 $	239
L-3 Communications Holdings Inc	4,400	403	NASDAQ OMX Group Inc/The (a)	11,500	243
	$ 614		TD Ameritrade Holding Corp (a)	31,375	598
Airlines - 2.56%			Waddell & Reed Financial Inc	8,550	308
Allegiant Travel Co (a)	9,700	561		$ 2,131
Delta Air Lines Inc (a)	10,600	155	Electric - 2.52%
Southwest Airlines Co	50,250	664	Northeast Utilities	12,900	356
	$ 1,380		Pinnacle West Capital Corp	14,400	543
Apparel - 2.85%			TECO Energy Inc	28,800	458
Coach Inc	24,350	963		$ 1,357
Polo Ralph Lauren Corp	5,000	425	Electrical Components & Equipment - 0.37%
VF Corp	1,850	148	Hubbell Inc	3,900	197
	$ 1,536
Automobile Manufacturers - 1.39%			Electronics - 5.10%
Navistar International Corp (a)	4,600	206	Arrow Electronics Inc (a)	5,975	180
Oshkosh Corp (a)	13,500	544	Dolby Laboratories Inc (a)	12,000	704
	$ 750		Garmin Ltd	16,100	619
Automobile Parts & Equipment - 1.06%			Mettler-Toledo International Inc (a)	1,500	164
Cooper Tire & Rubber Co	5,900	112	Tech Data Corp (a)	11,200	469
TRW Automotive Holdings Corp (a)	16,000	457	Waters Corp (a)	9,050	611
	$ 569			$ 2,747
Beverages - 1.07%			Engineering & Contruction - 3.01%
Brown-Forman Corp	7,250	431	EMCOR Group Inc (a)	10,650	262
Hansen Natural Corp (a)	3,300	143	Fluor Corp	11,000	511
	$ 574		Jacobs Engineering Group Inc (a)	5,350	242
			Shaw Group Inc/The (a)	17,600	606
Biotechnology - 1.80%
Alexion Pharmaceuticals Inc (a)	5,900	321		$ 1,621
Illumina Inc (a)	4,700	183	Entertainment - 0.38%
Life Technologies Corp (a)	8,900	465	Bally Technologies Inc (a)	5,100	207
	$ 969
Building Materials - 0.18%			Food - 3.37%
Owens Corning Inc (a)	3,900	99	ConAgra Foods Inc	4,600	115
			Dean Foods Co (a)	30,400	477
Chemicals - 2.69%			Del Monte Foods Co	40,200	587
Ashland Inc	9,800	517	Hershey Co/The	2,600	111
Lubrizol Corp	7,550	693	Hormel Foods Corp	12,400	521
Sherwin-Williams Co/The	1,150	78		$ 1,811
Sigma-Aldrich Corp	3,025	162	Forest Products & Paper - 0.38%
	$ 1,450		International Paper Co	8,200	202
Coal - 0.26%
Walter Energy Inc	1,500	138	Gas - 0.19%
			Southern Union Co	4,050	103
Commercial Services - 7.90%
Avis Budget Group Inc (a)	4,500	52	Healthcare - Products - 3.89%
Corinthian Colleges Inc (a)	29,200	514	Henry Schein Inc (a)	9,675	570
FTI Consulting Inc (a)	12,200	480	Hospira Inc (a)	15,300	867
			Kinetic Concepts Inc (a)	13,725	656
Global Payments Inc	3,600	164
H&R Block Inc	41,625	741		$ 2,093
Hewitt Associates Inc (a)	1,300	52	Healthcare - Services - 3.81%
ITT Educational Services Inc (a)	1,300	146	Healthsouth Corp (a)	16,500	309
Moody's Corp	25,700	765	Humana Inc (a)	14,200	664
RR Donnelley & Sons Co	27,600	589	Laboratory Corp of America Holdings (a)	10,200	772
SAIC Inc (a)	27,075	479	Mednax Inc (a)	5,400	314
Total System Services Inc	17,150	268		$ 2,059
	$ 4,250		Insurance - 1.79%
Computers - 5.24%			Reinsurance Group of America Inc	8,500	446
Cognizant Technology Solutions Corp (a)	1,650	84	Validus Holdings Ltd	18,800	518
MICROS Systems Inc (a)	18,100	595		$ 964
SanDisk Corp (a)	21,400	741	Internet - 2.84%
Seagate Technology (a)	29,500	539	McAfee Inc (a)	3,600	144
Teradata Corp (a)	3,350	97	Priceline.com Inc (a)	2,725	695
Western Digital Corp (a)	19,650	766	VeriSign Inc (a)	26,600	692
	$ 2,822			$ 1,531
Cosmetics & Personal Care - 1.69%			Iron & Steel - 0.85%
Estee Lauder Cos Inc/The	14,000	908	Reliance Steel & Aluminum Co	9,300	458

Diversified Financial Services - 3.95%			Media - 2.40%
Discover Financial Services	34,750	518	DISH Network Corp	18,125	377
Eaton Vance Corp	6,700	225
See accompanying notes			95

Schedule of Investments
MidCap Growth Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Media (continued)			Transportation - 0.60%
McGraw-Hill Cos Inc/The	25,700 $	916	Kirby Corp (a)	8,525 $	325
	$ 1,293
Metal Fabrication & Hardware - 1.01%			TOTAL COMMON STOCKS	$ 53,768
Commercial Metals Co	9,300	140	Total Investments	$ 53,768
Valmont Industries Inc	4,900	406	Other Assets in Excess of Liabilities, Net - 0.16%	$ 89
	$ 546		TOTAL NET ASSETS - 100.00%	$ 53,857
Miscellaneous Manufacturing - 1.59%
Carlisle Cos Inc	14,000	534
ITT Corp	6,050	324	(a) Non-Income Producing Security
	$ 858
Oil & Gas - 4.04%
Concho Resources Inc/Midland TX (a)	10,300	519	Unrealized Appreciation (Depreciation)
Ensco PLC ADR	10,600	475	The net federal income tax unrealized appreciation (depreciation) and federal tax
Murphy Oil Corp	6,550	368	cost of investments held by the fund as of the period end were as follows:
Noble Corp	2,800	117
Pride International Inc (a)	18,400	554	Unrealized Appreciation	$ 8,254
Whiting Petroleum Corp (a)	1,800	145	Unrealized Depreciation		(2,352)
	$ 2,178		Net Unrealized Appreciation (Depreciation)	$ 5,902
Packaging & Containers - 0.86%			Cost for federal income tax purposes	$ 47,866
Crown Holdings Inc (a)	17,200	464	All dollar amounts are shown in thousands (000's)

Pharmaceuticals - 4.53%			Portfolio Summary (unaudited)
Forest Laboratories Inc (a)	17,050	535	Sector		Percent
Herbalife Ltd	14,475	668	Consumer, Non-cyclical		28 .06%
Mylan Inc/PA (a)	21,100	479	Technology		16 .80%
Omnicare Inc	11,100	314	Consumer, Cyclical		16 .73%
Perrigo Co	2,700	159	Industrial		13 .86%
Valeant Pharmaceuticals International (a)	4,800	206	Financial		7 .09%
Warner Chilcott PLC (a)	3,175	81	Communications		6 .37%
	$ 2,442		Energy		4 .30%
REITS - 1.35%			Basic Materials		3 .91%
Public Storage	7,900	727	Utilities		2 .71%
			Other Assets in Excess of Liabilities, Net		0 .17%
Retail - 8.06%			TOTAL NET ASSETS		100.00%
Advance Auto Parts Inc	14,900	625
Aeropostale Inc (a)	6,750	194
Big Lots Inc (a)	17,700	645
Dollar Tree Inc (a)	10,300	610
Family Dollar Stores Inc	11,425	418
GameStop Corp (a)	5,000	110
Ross Stores Inc	15,050	805
TJX Cos Inc	18,200	774
Williams-Sonoma Inc	5,900	155
	$ 4,336
Semiconductors - 5.55%
Fairchild Semiconductor International Inc (a)	17,500	186
Linear Technology Corp	12,375	350
Maxim Integrated Products Inc	13,600	264
Micron Technology Inc (a)	53,300	554
NVIDIA Corp (a)	20,100	349
Tessera Technologies Inc (a)	15,500	314
Varian Semiconductor Equipment Associates Inc (a)	17,100	567
Xilinx Inc	15,800	403
	$ 2,987
Software - 6.01%
Broadridge Financial Solutions Inc	23,800	509
CA Inc	16,650	391
Fidelity National Information Services Inc	3,510	82
Fiserv Inc (a)	15,600	792
Intuit Inc (a)	24,100	828
Sybase Inc (a)	13,550	631
	$ 3,233
Telecommunications - 1.13%
Arris Group Inc (a)	45,100	542
NII Holdings Inc (a)	1,525	64
	$ 606
Textiles - 0.43%
Cintas Corp	8,300	233

See accompanying notes			96

Schedule of Investments
MidCap Value Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 100.09%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Aerospace & Defense - 0.54%			Electric (continued)
L-3 Communications Holdings Inc	2,500 $	229	Westar Energy Inc	40,800 $	910
Moog Inc (a)	8,900	315		$ 9,689
	$ 544		Electrical Components & Equipment - 1.69%
Agriculture - 1.06%			Energizer Holdings Inc (a)	4,400	276
Bunge Ltd	17,300	1,066	Hubbell Inc	10,900	550
			Molex Inc	41,900	874
Apparel - 0.60%				$ 1,700
Jones Apparel Group Inc	16,700	318	Electronics - 3.15%
Polo Ralph Lauren Corp	3,400	289	Avnet Inc (a)	33,600	1,008
	$ 607		Benchmark Electronics Inc (a)	17,100	355
Banks - 2.68%			Jabil Circuit Inc	32,500	526
Comerica Inc	29,300	1,115	Plexus Corp (a)	3,900	140
Fifth Third Bancorp	75,500	1,026	Tech Data Corp (a)	21,100	884
Umpqua Holdings Corp	43,000	570	Watts Water Technologies Inc	8,500	264
	$ 2,711			$ 3,177
Beverages - 0.96%			Engineering & Contruction - 2.02%
Constellation Brands Inc (a)	59,200	973	EMCOR Group Inc (a)	4,200	103
			KBR Inc	45,300	1,004
Chemicals - 6.23%			Tutor Perini Corp (a)	5,200	113
Ashland Inc	17,700	934	URS Corp (a)	16,500	819
Cabot Corp	11,200	341		$ 2,039
Cytec Industries Inc	22,900	1,070	Entertainment - 0.04%
Huntsman Corp	56,800	684	International Speedway Corp	1,600	41
International Flavors & Fragrances Inc	17,621	840
PPG Industries Inc	22,200	1,452	Food - 4.06%
Valspar Corp	32,400	955	Safeway Inc	66,600	1,656
	$ 6,276		SUPERVALU Inc	59,700	996
Commercial Services - 2.52%			Tyson Foods Inc	75,400	1,444
Convergys Corp (a)	9,500	117		$ 4,096
Manpower Inc	21,600	1,234	Forest Products & Paper - 1.04%
Rent-A-Center Inc/TX (a)	14,500	343	MeadWestvaco Corp	41,100	1,050
Washington Post Co/The	1,900	844
	$ 2,538		Gas - 3.92%
Computers - 4.55%			Atmos Energy Corp	29,700	849
Computer Sciences Corp (a)	24,100	1,313	Energen Corp	17,800	828
Electronics for Imaging Inc (a)	2,044	24	NiSource Inc	68,700	1,085
Lexmark International Inc (a)	34,300	1,237	Southwest Gas Corp	12,800	383
Mentor Graphics Corp (a)	31,200	250	UGI Corp	30,600	812
Seagate Technology (a)	41,300	754		$ 3,957
Synopsys Inc (a)	36,000	806	Hand & Machine Tools - 0.22%
Unisys Corp (a)	5,700	199	Regal-Beloit Corp	3,700	220
	$ 4,583
Consumer Products - 1.51%			Healthcare - Products - 0.40%
Avery Dennison Corp	16,000	583	Hill-Rom Holdings Inc	14,900	405
Jarden Corp	28,200	939
	$ 1,522		Healthcare - Services - 3.66%
Distribution & Wholesale - 0.79%			Coventry Health Care Inc (a)	39,300	972
Ingram Micro Inc (a)	27,900	490	Health Net Inc (a)	28,600	711
United Stationers Inc (a)	5,200	306	Healthspring Inc (a)	29,200	514
	$ 796		Humana Inc (a)	25,400	1,188
Diversified Financial Services - 3.05%			LifePoint Hospitals Inc (a)	8,600	316
Discover Financial Services	84,800	1,264		$ 3,701
Legg Mason Inc	33,800	969	Home Furnishings - 1.82%
NYSE Euronext	28,700	850	Harman International Industries Inc (a)	19,300	903
	$ 3,083		Whirlpool Corp	10,700	934
Electric - 9.60%				$ 1,837
Alliant Energy Corp	9,600	319	Insurance - 11.79%
Ameren Corp	43,500	1,134	Allied World Assurance Co Holdings Ltd	17,400	781
Consolidated Edison Inc	14,800	659	American Financial Group Inc/OH	28,000	797
Constellation Energy Group Inc	22,000	772	Aspen Insurance Holdings Ltd	33,300	960
Dynegy Inc (a)	237,900	300	Assurant Inc	30,800	1,059
Edison International	35,200	1,203	Axis Capital Holdings Ltd	32,000	1,000
MDU Resources Group Inc	21,000	453	Endurance Specialty Holdings Ltd	21,900	814
Mirant Corp (a)	12,200	132	Everest Re Group Ltd	13,200	1,068
Northeast Utilities	22,100	611	Lincoln National Corp	32,000	982
NV Energy Inc	71,500	882	OneBeacon Insurance Group Ltd	7,400	128
Pinnacle West Capital Corp	26,048	983	PartnerRe Ltd	14,500	1,156
PNM Resources Inc	48,042	602	Protective Life Corp	25,700	565
Portland General Electric Co	37,756	729	Transatlantic Holdings Inc	15,800	834
See accompanying notes			97

Schedule of Investments
MidCap Value Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Insurance (continued)			Savings & Loans - 0.94%
Universal American Corp/NY (a)	20,400 $	315	People's United Financial Inc	60,400 $	945
White Mountains Insurance Group Ltd	900	319
XL Capital Ltd	59,500	1,124	Semiconductors - 2.09%
	$ 11,902		Advanced Micro Devices Inc (a)	50,400	467
Internet - 0.12%			Integrated Device Technology Inc (a)	131,700	807
IAC/InterActiveCorp (a)	5,500	125	LSI Corp (a)	135,900	832
				$ 2,106
Investment Companies - 0.37%			Software - 0.29%
Apollo Investment Corp	29,600	377	CSG Systems International Inc (a)	14,000	293

Machinery - Diversified - 0.93%			Telecommunications - 3.54%
AGCO Corp (a)	26,200	940	Arris Group Inc (a)	15,200	182
			CenturyTel Inc	33,900	1,202
Media - 2.03%			JDS Uniphase Corp (a)	26,600	333
CBS Corp	88,300	1,231	NII Holdings Inc (a)	14,700	612
DISH Network Corp	39,100	814	Tellabs Inc	151,100	1,144
	$ 2,045		US Cellular Corp (a)	2,600	108
Metal Fabrication & Hardware - 0.25%				$ 3,581
Timken Co	8,500	255	Textiles - 0.16%
			Unifirst Corp/MA	3,100	160
Miscellaneous Manufacturing - 2.74%
AO Smith Corp	10,700	562	Transportation - 1.57%
Crane Co	14,700	522	Ryder System Inc	22,000	853
Harsco Corp	23,500	751	Teekay Corp	32,100	730
Trinity Industries Inc	46,700	932		$ 1,583
	$ 2,767		TOTAL COMMON STOCKS	$ 101,000
Oil & Gas - 5.85%				Principal
Berry Petroleum Co	9,000	253		Amount	Value
Murphy Oil Corp	24,600	1,382	REPURCHASE AGREEMENTS - 0.71%	(000's)	(000's)
Newfield Exploration Co (a)	15,500	807	Banks - 0.71%
Rosetta Resources Inc (a)	23,100	544	Investment in Joint Trading Account; Bank of	$ 161 $	161
Rowan Cos Inc (a)	15,000	437	America Repurchase Agreement; 0.01% dated
St Mary Land & Exploration Co	25,400	884	03/31/10 maturing 04/01/10 (collateralized by
Sunoco Inc	25,200	749	Sovereign Agency Issues; $164,466; 0.00% -
Swift Energy Co (a)	10,900	335	4.63%; dated 06/25/10 - 10/15/15)
Unit Corp (a)	12,000	507	Investment in Joint Trading Account; Credit Suisse	322	323
	$ 5,898		Repurchase Agreement; -0.01% dated 03/31/10
Oil & Gas Services - 0.91%			maturing 04/01/10 (collateralized by US
Oil States International Inc (a)	20,200	916	Treasury Notes; $328,933; 0.00% - 5.50%;
			dated 03/03/10 - 10/05/29)
Packaging & Containers - 0.63%			Investment in Joint Trading Account; Deutsche Bank	60	60
Sonoco Products Co	20,600	634	Repurchase Agreement; 0.02% dated 03/31/10
			maturing 04/01/10 (collateralized by Sovereign
Pharmaceuticals - 3.20%			Agency Issues; $61,674; 1.13% - 3.75%; dated
Forest Laboratories Inc (a)	45,100	1,414	09/09/11 - 03/09/12)
King Pharmaceuticals Inc (a)	75,500	888	Investment in Joint Trading Account; Morgan Stanley	173	173
Omnicare Inc	22,400	634	Repurchase Agreement; 0.01% dated 03/31/10
Watson Pharmaceuticals Inc (a)	6,900	288	maturing 04/01/10 (collateralized by Sovereign
	$ 3,224		Agency Issues; $175,979; 0.00% - 5.85%; dated
Pipelines - 0.24%			03/03/10 - 02/19/25)
Oneok Inc	5,300	242		$ 717
			TOTAL REPURCHASE AGREEMENTS	$ 717
REITS - 5.15%			Total Investments	$ 101,717
BRE Properties Inc	10,500	375	Liabilities in Excess of Other Assets, Net -
Camden Property Trust	19,300	804	(0.80)%	$ (808)
Equity Residential	25,900	1,014	TOTAL NET ASSETS - 100.00%	$ 100,909
Extra Space Storage Inc	9,600	122
Hospitality Properties Trust	26,200	628
Mack-Cali Realty Corp	22,900	807	(a) Non-Income Producing Security
ProLogis	62,300	822
SL Green Realty Corp	5,700	327
Sovran Self Storage Inc	7,200	251
UDR Inc	3,180	56
	$ 5,206
Retail - 1.18%
Bob Evans Farms Inc	11,400	352
Foot Locker Inc	53,000	797
Group 1 Automotive Inc (a)	1,300	41
	$ 1,190

See accompanying notes			98

Schedule of Investments
MidCap Value Account II
March 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 14,768
Unrealized Depreciation	(1,620)
Net Unrealized Appreciation (Depreciation)	$ 13,148
Cost for federal income tax purposes	$ 88,569
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Financial	24 .70%
Consumer, Non-cyclical	16 .38%
Industrial	13 .73%
Utilities	13 .52%
Basic Materials	7 .27%
Energy	7 .00%
Technology	6 .93%
Communications	5 .69%
Consumer, Cyclical	5 .58%
Liabilities in Excess of Other Assets, Net	(0 .80)%
TOTAL NET ASSETS	100.00%

See accompanying notes	99

Schedule of Investments
Money Market Account
March 31, 2010 (unaudited)

		Value		Principal
COMMON STOCKS - 1.46%	Shares Held	(000's)		Amount	Value
Publicly Traded Investment Fund - 1.46%			MUNICIPAL BONDS (continued)	(000's)	(000's)
BlackRock Liquidity Funds TempFund Portfolio	5,000,000 $	5,000	New Mexico - 1.28%
			City of Albuquerque NM Ktech Corp
TOTAL COMMON STOCKS		$ 5,000	0.23%, 8/1/2025	$ 1,555	$ 1,555
	Principal		City of Las Cruces NM F&A Dairy Products Inc.
	Amount	Value	0.23%, 12/1/2018	1,600	1,600
BONDS - 2.98%	(000's)	(000's)	Village of Los Lunas NM Southwest Harmon Pptys
Automobile Asset Backed Securities - 0.42%			0.23%, 2/1/2025	1,200	1,200
Hyundai Auto Receivables Trust					$ 4,355
0.36%, 9/15/2010	$ 642	$ 642	New York - 1.16%
World Omni Automobile Lease Securitization Trust			New York City Housing Development Corp 125
0.40%, 11/15/2010	810	810	Court Street LLC
		$ 1,452	0.25%, 12/1/2035	1,175	1,175
Banks - 0.59%			New York City Housing Development Corp 55th
JP Morgan Chase Bank NA			Clinton Associates
0.24%, 4/21/2010(a)	2,000	2,000	0.25%, 6/15/2034	500	500
			New York City Housing Development Corp Prospect
Insurance - 0.85%			Macy Associates
Berkshire Hathaway Inc			0.25%, 7/1/2013	835	835
0.23%, 5/10/2010(a)	2,900	2,900	New York State Housing Finance Agency Fannie
			Mae
Other Asset Backed Securities - 1.12%			0.29%, 5/15/2033	1,460	1,460
CNH Equipment Trust					$ 3,970
0.35%, 4/15/2011	3,100	3,100	North Carolina - 0.14%
Great America Leasing Receivables			Rowan County Industrial Facilities & Pollution
0.50%, 11/15/2010(b)	734	734	Control Financing Authority Taylor Clay Products
		$ 3,834	Inc.
TOTAL BONDS		$ 10,186	0.28%, 4/1/2022	490	490
	Principal
	Amount	Value	Ohio - 0.56%
MUNICIPAL BONDS - 7.64%	(000's)	(000's)	City of Cleveland OH
California - 0.84%			0.25%, 1/1/2012	910	910
California Statewide Communities Development			State of Ohio Xavier University
Authority Fannie Mae			0.28%, 5/1/2042	1,000	1,000
0.33%, 12/15/2036	$ 750	$ 750			$ 1,910
County of Sacramento CA Bayersiche Landesbank			Pennsylvania - 0.73%
0.25%, 7/1/2022	705	705	City of Reading PA
San Jose Redevelopment Agency JP Morgan Chase			0.23%, 11/1/2031	600	600
Bank			Luzerne County Industrial Development
0.25%, 8/1/2028	125	125	Authority Obligated Group
Santa Rosa Rancheria Tachi Yokut Tribe Enterprise			0.28%, 2/1/2021	1,120	1,120
0.25%, 9/1/2019	1,265	1,265	Montgomery County Industrial Development
		$ 2,845	Authority/PA JP Morgan Chase
Colorado - 0.40%			0.40%, 8/1/2037	750	750
City of Colorado Springs CO					$ 2,470
0.23%, 11/1/2027	700	700	Rhode Island - 0.56%
Sheridan Redevelopment Agency Citibank NA			Rhode Island Student Loan Authority
1.10%, 12/1/2029	700	700	0.23%, 6/1/2048	1,900	1,900
		$ 1,400
Illinois - 0.55%			Texas - 0.29%
City of Chicago IL US Bank NA			South Central Industrial Development Corp/TX Rohr
1.34%, 7/8/2010	900	900	Inc.
Memorial Health System/IL JP Morgan Chase Bank			0.25%, 5/1/2020	1,000	1,000
0.30%, 10/1/2024	1,000	1,000
		$ 1,900	Washington - 0.39%
Indiana - 0.12%			Washington State Housing Finance Commission
Ball State University Foundation Inc US Bank NA			0.55%, 7/1/2030	465	465
0.32%, 9/1/2031	400	400	Washington State Housing Finance
			Commission Deer Run West LP
Iowa - 0.47%			0.31%, 6/15/2037	800	800
Iowa Finance Authority Dexia/Fannie Mae/Ginnie			Washington State Housing Finance
Mae			Commission Fannie Mae
0.22%, 1/1/2038	1,600	1,600	0.33%, 5/15/2033	75	75
					$ 1,340
Michigan - 0.15%			TOTAL MUNICIPAL BONDS		$ 26,080
Calvin College JP Morgan Chase
0.33%, 10/1/2037	500	500

See accompanying notes			100

Schedule of Investments
Money Market Account
March 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount	Value		Amount	Value
AGENCY OBLIGATIONS - 0.30%	(000's)	(000's)	COMMERCIAL PAPER (continued)	(000's)	(000's)
U.S. Treasury Bill - 0.30%			Chemicals - 1.75%
0.44%, 6/3/2010	$ 1,010	$ 1,009	BASF SE
			0.20%, 4/30/2010(b)	$ 1,000	$ 1,000
TOTAL U.S. GOVERNMENT & GOVERNMENT			0.65%, 7/9/2010(b)	1,500	1,498
AGENCY OBLIGATIONS		$ 1,009	EI du Pont de Nemours & Co
	Principal		0.43%, 6/22/2010(b)	2,000	1,998
	Amount	Value	0.55%, 9/13/2010	1,500	1,496
COMMERCIAL PAPER - 83.66%	(000's)	(000's)			$ 5,992
Agriculture - 1.54%			Diversified Financial Services - 47.01%
Philip Morris International Inc			American Express Credit
0.20%, 5/26/2010(b)	2,300	2,299	0.17%, 4/8/2010	1,700	1,700
0.29%, 6/25/2010(b)	1,970	1,969	American Honda Finance Corp
0.32%, 8/11/2010(b)	1,000	999	0.15%, 4/29/2010	1,440	1,440
		$ 5,267	0.18%, 4/16/2010	1,900	1,900
Banks - 16.18%			0.18%, 4/21/2010	1,100	1,100
Australia & New Zealand Banking Group Ltd			0.18%, 4/22/2010	2,000	2,000
0.22%, 4/23/2010(b),(c)	1,400	1,400	0.28%, 8/31/2010	2,000	1,997
Bank of America NA			BlackRock Inc
0.45%, 10/14/2010	500	500	0.17%, 4/13/2010(b)	1,400	1,400
0.46%, 11/18/2010	2,100	2,100	0.19%, 4/20/2010	2,300	2,300
Barclays US Funding Corp			0.19%, 4/26/2010(b)	2,000	2,000
0.24%, 7/8/2010	2,000	1,999	0.20%, 4/1/2010(b)	1,700	1,700
Commonwealth Bank of Australia			0.22%, 5/5/2010(b)	1,300	1,299
0.19%, 5/19/2010(b),(c)	2,000	1,999	BNP Paribas Finance
0.34%, 9/8/2010(b),(c)	1,500	1,498	0.28%, 8/17/2010	1,200	1,199
0.35%, 9/17/2010(b),(c)	2,000	1,997	0.33%, 11/1/2010	2,150	2,146
Dexia Delaware LLC			CAFCO LLC
0.30%, 5/4/2010	1,600	1,600	0.24%, 4/14/2010(b)	750	750
0.32%, 4/9/2010	400	400	0.30%, 6/8/2010(b)	1,600	1,599
DnB NOR Bank ASA			0.30%, 7/13/2010(b)	2,200	2,198
0.26%, 7/14/2010(b),(c)	2,200	2,198	0.30%, 7/19/2010(b)	1,700	1,698
0.28%, 6/30/2010(b),(c)	1,500	1,499	0.32%, 4/21/2010(b)	2,000	2,000
0.33%, 4/6/2010(b),(c)	2,000	2,000	Calyon North America Inc
Intesa Funding LLC			0.45%, 6/10/2010	2,000	1,998
0.19%, 5/6/2010	2,000	2,000	Caterpillar Financial Services Corp
0.23%, 6/18/2010	1,300	1,299	0.23%, 5/12/2010	1,795	1,795
0.27%, 7/7/2010	2,400	2,398	Charta Corp
JP Morgan Chase Funding Inc			0.20%, 6/1/2010(b)	1,400	1,399
0.30%, 4/1/2010(b)	1,500	1,500	0.28%, 4/12/2010(b)	2,300	2,300
Kreditanstalt fuer Wiederaufbau			0.30%, 9/1/2010(b)	2,300	2,297
0.17%, 5/5/2010(b),(c)	2,950	2,949	0.30%, 9/7/2010(b)	500	499
National Australia Funding Delaware Inc			0.43%, 4/1/2010(b)	2,000	2,000
0.18%, 4/19/2010(b)	2,150	2,150	CRC Funding LLC
Royal Bank of Scotland Group PLC			0.18%, 4/15/2010(b)	1,400	1,400
0.18%, 4/9/2010(b),(c)	1,600	1,600	0.28%, 8/12/2010(b)	2,100	2,098
0.23%, 6/2/2010(b),(c)	1,800	1,799	0.30%, 7/6/2010(b)	1,100	1,099
Skandinaviska Enskilda Banken AB			0.30%, 7/22/2010(b)	1,900	1,898
0.25%, 4/6/2010(b),(c)	2,000	2,000	0.38%, 4/5/2010	2,300	2,300
0.25%, 4/9/2010(b),(c)	1,300	1,300	Credit Agricole North America Inc
Standard Chartered Bank/New York			0.20%, 4/21/2010	800	800
0.26%, 4/15/2010(b)	800	800	0.26%, 5/28/2010	820	820
0.35%, 6/1/2010(b)	2,350	2,348	0.29%, 5/19/2010	1,500	1,499
0.43%, 9/15/2010(b)	1,500	1,497	0.32%, 7/6/2010	2,000	1,998
0.43%, 9/20/2010(b)	2,000	1,996	0.33%, 8/24/2010	1,600	1,598
0.55%, 4/12/2010(b)	2,000	1,999	Danske Corp
State Street Corp			0.18%, 4/6/2010(b)	1,200	1,200
0.18%, 5/6/2010	2,000	2,000	0.20%, 5/3/2010(b)	1,520	1,520
UBS Finance Delaware LLC			0.20%, 5/4/2010(b)	2,000	2,000
0.32%, 4/30/2010	1,300	1,300	0.20%, 5/28/2010(b)	2,000	1,999
0.53%, 4/27/2010	1,840	1,839	0.25%, 6/18/2010(b)	2,000	1,999
0.57%, 4/9/2010	2,300	2,300	Gemini Securitization Corp LLC
0.59%, 4/6/2010	1,000	1,000	0.17%, 4/16/2010(b)	1,318	1,318
		$ 55,264	0.18%, 4/20/2010(b)	1,600	1,600
			0.20%, 6/4/2010(b)	2,000	1,999
Beverages - 1.73%			0.23%, 6/11/2010(b)	1,800	1,799
Coca-Cola Co
0.16%, 5/11/2010(b)	962	962	ING US Funding LLC
0.18%, 5/24/2010(b)	2,000	1,999	0.23%, 4/7/2010	1,200	1,200
0.18%, 5/25/2010(b)	2,000	1,999	0.32%, 6/28/2010	1,500	1,499
0.22%, 6/7/2010(b)	950	950	0.33%, 8/13/2010	2,000	1,997
		$ 5,910
See accompanying notes			101

Schedule of Investments
Money Market Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
COMMERCIAL PAPER (continued)	(000's)	(000's)	COMMERCIAL PAPER (continued)	(000's)	(000's)
Diversified Financial Services (continued)			Electric (continued)
John Deere Bank SA			GDF Suez
0.15%, 4/7/2010(b)	$ 2,000	$ 2,000	0.16%, 4/15/2010(b)	$ 2,200	$ 2,200
0.15%, 4/16/2010(b)	2,000	2,000	0.17%, 4/19/2010(b)	3,100	3,100
0.17%, 4/21/2010(b)	1,500	1,500	0.20%, 4/22/2010(b)	2,000	2,000
0.18%, 4/23/2010(b)	2,000	1,999	Southern Co Funding Corp
John Deere Credit Ltd/Australia			0.12%, 4/1/2010(b)	1,200	1,200
0.17%, 4/23/2010(b)	1,000	1,000	0.15%, 4/14/2010(b)	1,400	1,400
Metlife Funding Inc			0.18%, 4/30/2010(b)	2,000	2,000
1.00%, 4/19/2010(d)	1,000	1,000			$ 20,397
Nordea North America			Insurance - 4.44%
0.18%, 4/22/2010	2,120	2,120	Prudential Funding LLC
0.19%, 4/28/2010	2,000	2,000	0.25%, 6/4/2010	1,500	1,499
0.28%, 9/9/2010	2,000	1,997	Prudential PLC
PACCAR Financial Corp			0.37%, 4/5/2010(b)	2,000	2,000
0.15%, 4/22/2010	2,000	2,000	0.38%, 4/7/2010(b)	1,900	1,900
0.15%, 5/10/2010	1,650	1,650	Swiss Re Treasury US Corp
0.17%, 5/17/2010	1,150	1,150	0.55%, 4/13/2010(b)	2,000	1,999
0.18%, 6/4/2010	1,500	1,499	0.72%, 8/23/2010(b)	1,800	1,795
Park Avenue Receivables Corp			0.75%, 7/12/2010(b)	2,000	1,996
0.16%, 4/8/2010(b)	2,000	2,000	0.78%, 7/8/2010(b)	2,000	1,996
0.17%, 5/5/2010(b)	2,100	2,100	0.78%, 7/16/2010(b)	2,000	1,995
0.18%, 4/23/2010(b)	2,200	2,200			$ 15,180
0.19%, 4/13/2010(b)	2,000	2,000	Miscellaneous Manufacturing - 0.59%
Private Export Funding Corp			General Electric Co
0.18%, 6/8/2010(b)	2,200	2,199	0.03%, 4/1/2010	2,000	2,000
0.23%, 7/15/2010(b)	2,300	2,299
Prudential Funding LLC			Multi - National - 2.89%
0.25%, 5/4/2010	1,800	1,799	Corp Andina de Fomento
Ranger Funding Co LLC			0.46%, 4/8/2010(b)	1,860	1,860
0.18%, 4/7/2010	1,600	1,600	0.55%, 5/13/2010(b)	2,000	1,999
0.20%, 5/25/2010	2,100	2,099	0.65%, 6/8/2010	2,000	1,998
0.21%, 4/20/2010(b)	2,000	2,000	0.66%, 6/7/2010(b)	2,000	1,997
0.21%, 5/20/2010(b)	1,400	1,400	0.68%, 6/21/2010(b)	2,000	1,997
0.23%, 5/3/2010	1,590	1,590			$ 9,851
Sheffield Receivables Corp			Oil & Gas - 1.56%
0.16%, 4/6/2010(b)	1,800	1,800
(b)			ConocoPhillips
0.20%, 5/13/2010	1,780	1,779	0.10%, 4/1/2010(b)	5,330	5,330
0.20%, 5/14/2010(b)	1,500	1,500
0.21%, 5/18/2010(b)	1,500	1,500
			TOTAL COMMERCIAL PAPER		$ 285,692
Societe Generale North America Inc				Principal
0.24%, 4/23/2010	1,800	1,800		Amount	Value
0.31%, 8/19/2010	2,100	2,097	CERTIFICATE OF DEPOSIT - 3.69%	(000's)	(000's)
0.35%, 9/8/2010	2,000	1,997
Straight - A Funding LLC			Banks - 3.36%
			Bank of America NA
0.16%, 4/14/2010	2,200	2,200	0.40%, 11/12/2010	2,400	2,400
0.16%, 4/15/2010	2,450	2,450	0.41%, 10/25/2010	1,000	1,000
0.17%, 4/14/2010	2,000	2,000	0.45%, 6/14/2010	1,700	1,700
0.17%, 4/26/2010	1,360	1,360
0.19%, 5/12/2010(b)	500	500	Citibank NA
			0.18%, 4/5/2010	2,200	2,200
Toyota Credit Canada Inc			0.20%, 5/3/2010	2,200	2,200
0.22%, 4/28/2010	1,400	1,400	US Bank NA
0.28%, 6/29/2010	3,100	3,098	0.66%, 5/18/2010	2,000	2,000
0.33%, 5/11/2010	1,500	1,499
Toyota Motor Credit Corp					$ 11,500
0.22%, 4/9/2010	1,100	1,100	Diversified Financial Services - 0.33%
0.26%, 5/27/2010	1,400	1,399	Nordea Bank
Yorktown Capital LLC			1.07%, 5/21/2010	1,100	1,100
0.20%, 4/12/2010(b)	2,300	2,300
0.20%, 5/24/2010(b)	2,000	1,999	TOTAL CERTIFICATE OF DEPOSIT		$ 12,600
0.23%, 5/25/2010(b)	2,000	1,999	Total Investments		$ 340,567
0.23%, 6/18/2010(b)	1,170	1,169	Other Assets in Excess of Liabilities, Net - 0.27%		$ 915
		$ 160,501	TOTAL NET ASSETS - 100.00%		$ 341,482
Electric - 5.97%
E.ON AG			(a) Variable Rate. Rate shown is in effect at March 31, 2010
0.17%, 4/26/2010(b)	2,100	2,100
0.19%, 5/18/2010	1,800	1,799
0.20%, 5/20/2010	2,200	2,199
0.23%, 6/16/2010(b)	2,000	1,999
0.25%, 4/6/2010(b)	400	400
See accompanying notes			102

Schedule of Investments
Money Market Account
March 31, 2010 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $178,510 or 52.28% of net assets.
(c) Security issued by foreign bank and denominated in USD.
(d) Security is Illiquid

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ —
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$ —
Cost for federal income tax purposes	$ 340,567
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Financial	72 .77%
Utilities	5 .97%
Revenue	5 .54%
Consumer, Non-cyclical	3 .27%
Government	3 .18%
Basic Materials	1 .75%
Insured	1 .72%
Energy	1 .56%
Asset Backed Securities	1 .54%
Exchange Traded Funds	1 .46%
Industrial	0 .59%
Tax Allocation	0 .20%
General Obligation	0 .18%
Other Assets in Excess of Liabilities, Net	0 .27%
TOTAL NET ASSETS	100.00%

See accompanying notes	103

Schedule of Investments
Mortgage Securities Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value	U.S. GOVERNMENT & GOVERNMENT	Amount	Value
BONDS - 24.22%	(000's)	(000's)	AGENCY OBLIGATIONS (continued)	(000's)	(000's)
Finance - Mortgage Loan/Banker - 3.03%			Federal Home Loan Mortgage Corporation
Fannie Mae			(FHLMC) (continued)
3.00%, 9/16/2014	$ 3,000	$ 3,055	4.50%, 6/1/2024(b)	$ 1,799	$ 1,868
Federal Farm Credit Bank			4.50%, 8/1/2024(b)	2,642	2,744
3.70%, 5/15/2013	2,500	2,631	4.50%, 8/1/2033(b)	525	532
Federal Home Loan Banks			4.50%, 8/1/2033(b)	460	465
4.50%, 9/16/2013	1,640	1,773	4.50%, 6/1/2035(b)	2,485	2,519
		$ 7,459	4.50%, 6/1/2035(b)	2,374	2,392
Mortgage Backed Securities - 21.06%			4.50%, 5/1/2039(b)	1,933	1,940
Banc of America Funding Corp			4.50%, 6/1/2039(b)	2,941	2,951
0.32%, 7/20/2036(a)	1,215	1,189	4.50%, 9/1/2039(b)	2,959	2,969
Banc of America Mortgage Securities Inc			4.50%, 11/1/2039(b)	2,919	2,928
4.75%, 8/25/2033	425	427	4.50%, 12/1/2039(b)	3,482	3,494
4.75%, 2/25/2035	1,683	1,692	5.00%, 2/1/2033(b)	867	902
5.50%, 5/25/2034	364	363	5.00%, 6/1/2033(b)	893	927
Chase Mortgage Finance Corp			5.00%, 8/1/2033(b)	1,562	1,624
6.00%, 5/25/2035	1,940	1,656	5.00%, 8/1/2033(b)	1,490	1,547
Citicorp Mortgage Securities Inc			5.00%, 5/1/2034(b)	1,752	1,820
5.25%, 2/25/2035	2,505	2,566	5.00%, 5/1/2035(b)	925	958
5.50%, 3/25/2035	1,164	1,173	5.00%, 7/1/2035(b)	4,217	4,367
Countrywide Home Loan Mortgage Pass Through			5.00%, 10/1/2038(b)	3,010	3,098
Trust			5.00%, 5/1/2039(b)	2,612	2,700
5.00%, 11/25/2018	1,039	1,054	5.00%, 6/1/2039(b)	3,235	3,344
5.25%, 5/25/2034	1,812	1,725	5.00%, 9/1/2039(b)	3,068	3,172
5.75%, 12/25/2035	2,674	2,226	5.00%, 1/1/2040(b)	3,478	3,596
Credit Suisse First Boston Mortgage Securities Corp			5.50%, 11/1/2018(b)	621	671
5.75%, 4/25/2033	718	699	5.50%, 11/1/2032(b)	586	622
Fannie Mae			5.50%, 4/1/2033(b)	1,112	1,180
5.00%, 2/25/2027	210	4	5.50%, 8/1/2033(b)	1,086	1,153
5.50%, 2/25/2032	1,162	1,228	5.50%, 12/1/2033(b)	1,369	1,453
7.00%, 4/25/2032	786	869	5.50%, 1/1/2034(b)	932	988
8.00%, 4/25/2022	18	19	5.50%, 9/1/2035(b)	1,609	1,703
8.70%, 12/25/2019	12	13	5.50%, 1/1/2038(b)	2,122	2,244
Fannie Mae Grantor Trust			5.50%, 2/1/2038(b)	2,663	2,800
7.30%, 5/25/2010	2,455	2,468	5.74%, 1/1/2037(a),(b)	540	574
Freddie Mac			6.00%, 1/1/2013(b)	34	36
5.50%, 1/15/2033	771	830	6.00%, 4/1/2017(b)	217	235
5.50%, 4/15/2033(a)	1,640	1,750	6.00%, 4/1/2017(b)	176	190
5.50%, 12/15/2033	3,500	3,734	6.00%, 5/1/2017(b)	202	219
MASTR Alternative Loans Trust			6.00%, 5/1/2031(b)	101	110
5.38%, 1/25/2020(a)	1,061	1,076	6.00%, 9/1/2032(b)	163	177
5.50%, 1/25/2020	2,283	2,319	6.00%, 11/1/2033(b)	528	574
Prime Mortgage Trust			6.00%, 11/1/2033(b)	484	526
4.75%, 10/25/2020(a)	943	942	6.00%, 12/1/2033(b)	451	489
Residential Funding Mortgage Securities I			6.00%, 5/1/2034(b)	837	906
5.50%, 12/25/2033	2,450	2,483	6.00%, 5/1/2034(b)	1,601	1,720
Structured Asset Securities Corp			6.00%, 3/1/2037(b)	1,759	1,892
5.00%, 5/25/2035	2,133	2,051	6.50%, 11/1/2016(b)	62	68
6.00%, 4/25/2033	3,891	3,939	6.50%, 12/1/2021(b)	163	179
Wells Fargo Mortgage Backed Securities Trust			6.50%, 4/1/2022(b)	206	226
5.00%, 11/25/2020	839	850	6.50%, 5/1/2022(b)	127	140
5.50%, 5/25/2035	3,116	3,136	6.50%, 5/1/2023(b)	36	40
5.50%, 11/25/2035	1,801	1,754	6.50%, 1/1/2028(b)	15	16
5.75%, 10/25/2036(a)	2,225	2,222	6.50%, 3/1/2029(b)	27	30
6.00%, 4/25/2037	2,457	1,916	6.50%, 4/1/2029(b)	276	306
6.00%, 12/28/2037(a)	3,404	3,377	6.50%, 10/1/2031(b)	64	71
		$ 51,750	6.50%, 1/1/2032(b)	264	291
Regional Authority - 0.13%			7.00%, 11/1/2012(b)	4	4
US Department of Housing and Urban Development			7.00%, 1/1/2013(b)	13	14
6.16%, 8/1/2011	317	317	7.00%, 1/1/2028(b)	188	214
			7.00%, 6/1/2031(b)	29	33
			7.00%, 10/1/2031(b)	33	36
TOTAL BONDS		$ 59,526	7.00%, 4/1/2032(b)	321	360
	Principal		7.00%, 7/1/2036(b)	1,138	1,265
U.S. GOVERNMENT & GOVERNMENT	Amount	Value	7.50%, 2/1/2031(b)	30	34
AGENCY OBLIGATIONS - 71.01%	(000's)	(000's)	8.00%, 12/1/2030(b)	9	10
Federal Home Loan Mortgage Corporation			8.50%, 7/1/2029(b)	49	57
(FHLMC) - 33.23%
4.00%, 6/1/2024(b)	$ 1,874	$ 1,904			$ 81,659
4.00%, 8/1/2039(b)	2,638	2,560
4.50%, 4/1/2018(b)	458	482
See accompanying notes			104

Schedule of Investments
Mortgage Securities Account
March 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount	Value	U.S. GOVERNMENT & GOVERNMENT	Amount	Value
AGENCY OBLIGATIONS (continued)	(000's)	(000's)	AGENCY OBLIGATIONS (continued)	(000's)	(000's)
Federal National Mortgage Association (FNMA) -			Government National Mortgage Association
23.77%			(GNMA) - 6.17%
4.00%, 5/1/2039(b)	$ 1,947	$ 1,890	4.50%, 9/20/2039	$ 3,289	$ 3,326
4.50%, 3/1/2040(b)	2,500	2,491	4.50%, 3/20/2040	4,000	4,044
5.00%, 6/1/2018(b)	1,052	1,118	5.50%, 7/20/2033	979	1,043
5.00%, 10/1/2018(b)	903	959	5.50%, 2/20/2034	833	886
5.00%, 12/1/2023(b)	2,708	2,859	5.50%, 3/20/2034	1,045	1,111
5.00%, 6/1/2034(b)	1,517	1,572	6.00%, 2/20/2029	47	51
5.00%, 4/1/2039(b)	3,350	3,461	6.00%, 5/20/2032(a)	208	226
5.50%, 1/1/2017(b)	295	319	6.00%, 7/20/2033	638	695
5.50%, 12/1/2017(b)	286	308	6.00%, 8/15/2034	955	1,030
5.50%, 5/1/2018(b)	730	788	6.00%, 6/20/2038	1,816	1,947
5.50%, 2/1/2033(b)	725	770	6.50%, 3/20/2031	55	61
5.50%, 5/1/2033(b)	85	90	6.50%, 4/20/2031	59	65
5.50%, 5/1/2033(b)	478	506	6.50%, 7/15/2032	163	178
5.50%, 6/1/2033(b)	1,091	1,156	6.50%, 4/20/2034	128	139
5.50%, 2/1/2034(b)	2,161	2,282	7.00%, 1/15/2028	9	10
5.50%, 4/1/2034(b)	256	271	7.00%, 1/15/2028	4	5
5.50%, 7/1/2034(b)	567	598	7.00%, 1/15/2028	5	5
5.50%, 8/1/2034(b)	625	659	7.00%, 1/15/2028	27	30
5.50%, 9/1/2034(b)	1,942	2,050	7.00%, 1/15/2028	6	7
5.50%, 11/1/2035(b)	1,959	2,071	7.00%, 1/15/2029	41	46
5.50%, 3/1/2038(b)	2,914	3,075	7.00%, 3/15/2029	22	25
5.50%, 3/1/2038(b)	2,855	3,012	7.00%, 6/20/2031	32	36
5.50%, 6/1/2038(b)	3,573	3,770	7.50%, 1/15/2023	3	3
6.00%, 12/1/2016(b)	201	217	7.50%, 1/15/2023	2	2
6.00%, 8/1/2017(b)	317	344	7.50%, 1/15/2023	2	2
6.00%, 8/1/2031(b)	290	316	7.50%, 2/15/2023	2	2
6.00%, 2/1/2034(b)	87	95	7.50%, 2/15/2023	9	10
6.00%, 9/1/2036(b)	1,956	2,093	7.50%, 2/15/2023	4	5
6.00%, 4/1/2037(b)	1,536	1,634	7.50%, 3/15/2023	5	5
6.00%, 5/1/2037(b)	3,007	3,198	7.50%, 3/15/2023	12	13
6.00%, 7/1/2037(b)	2,894	3,079	7.50%, 4/15/2023	32	37
6.00%, 9/1/2037(b)	2,280	2,425	7.50%, 6/15/2023	17	19
6.00%, 5/1/2038(b)	1,632	1,736	7.50%, 6/15/2023	6	6
6.01%, 10/1/2036(a),(b)	955	1,005	7.50%, 7/15/2023	1	1
6.50%, 9/1/2024(b)	91	98	7.50%, 9/15/2023	9	10
6.50%, 2/1/2029(b)	11	12	7.50%, 9/15/2023	5	6
6.50%, 3/1/2029(b)	41	45	7.50%, 10/15/2023	12	14
6.50%, 4/1/2029(b)	74	82	7.50%, 10/15/2023	26	29
6.50%, 7/1/2029(b)	353	387	7.50%, 11/15/2023	12	14
6.50%, 6/1/2031(b)	27	29	8.00%, 7/15/2026	3	3
6.50%, 6/1/2031(b)	26	28	8.00%, 8/15/2026	7	8
6.50%, 1/1/2032(b)	44	48	8.00%, 1/15/2027	3	4
6.50%, 3/1/2032(b)	54	60	8.00%, 2/15/2027	1	1
6.50%, 3/1/2032(b)	159	176	8.00%, 6/15/2027	1	1
6.50%, 4/1/2032(b)	247	273			$ 15,161
6.50%, 8/1/2032(b)	91	100	U.S. Treasury - 7.84%
6.50%, 11/1/2032(b)	78	86	2.38%, 8/31/2014	5,000	5,012
6.50%, 11/1/2032(b)	75	82	3.38%, 11/15/2019	3,000	2,895
6.50%, 12/1/2032(b)	258	285	3.75%, 11/15/2018	3,000	3,023
6.50%, 2/1/2033(b)	111	122	4.00%, 2/15/2014	1,640	1,762
6.50%, 7/1/2034(b)	253	278	4.50%, 2/28/2011	1,640	1,701
6.50%, 7/1/2034(b)	551	607	4.50%, 2/15/2036	820	801
6.50%, 2/1/2036(b)	1,213	1,313	4.75%, 5/15/2014	2,865	3,163
6.50%, 5/1/2036(b)	1,373	1,492	4.88%, 8/15/2016	820	909
7.00%, 8/1/2028(b)	73	82			$ 19,266
7.00%, 12/1/2028(b)	49	55	TOTAL U.S. GOVERNMENT & GOVERNMENT
7.00%, 4/1/2029(b)	28	31	AGENCY OBLIGATIONS		$ 174,518
7.00%, 11/1/2031(b)	190	214
7.50%, 11/1/2029(b)	30	34		Principal
8.00%, 5/1/2022(b)	2	2		Amount	Value
8.00%, 5/1/2027(b)	89	101	REPURCHASE AGREEMENTS - 6.87%	(000's)	(000's)
8.00%, 9/1/2027(b)	20	23	Banks - 6.87%
8.50%, 2/1/2023(b)	2	2	Investment in Joint Trading Account; Bank of	$ 3,798	$ 3,798
8.50%, 10/1/2027(b)	42	49	America Repurchase Agreement; 0.01% dated
9.00%, 9/1/2030(b)	16	19	03/31/10 maturing 04/01/10 (collateralized by
			Sovereign Agency Issues; $3,874,299; 0.00% -
		$ 58,432	4.63%; dated 06/25/10 - 10/15/15)

See accompanying notes			105

Schedule of Investments
Mortgage Securities Account
March 31, 2010 (unaudited)

Principal
	Amount	Value
REPURCHASE AGREEMENTS (continued)	(000's)	(000's)
Banks (continued)
Investment in Joint Trading Account; Credit Suisse $	7,597 $	7,597
Repurchase Agreement; -0.01% dated 03/31/10
maturing 04/01/10 (collateralized by US
Treasury Notes; $7,748,598; 0.00% - 5.50%;
dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche Bank	1,425	1,425
Repurchase Agreement; 0.02% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $1,452,863; 1.13% - 3.75%;
dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan Stanley	4,064	4,064
Repurchase Agreement; 0.01% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $4,145,499; 0.00% - 5.85%;
dated 03/03/10 - 02/19/25)
$ 16,884
TOTAL REPURCHASE AGREEMENTS	$ 16,884
Total Investments	$ 250,928
Liabilities in Excess of Other Assets, Net -
(2.10)%	$ (5,169)
TOTAL NET ASSETS - 100.00%	$ 245,759

(a)	Variable Rate. Rate shown is in effect at March 31, 2010
(b)	This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,985
Unrealized Depreciation		(1,723)
Net Unrealized Appreciation (Depreciation)	$ 4,262
Cost for federal income tax purposes	$ 246,666
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		84 .23%
Government		11 .00%
Financial		6 .87%
Liabilities in Excess of Other Assets, Net		(2 .10)%
TOTAL NET ASSETS		100.00%

See accompanying notes		106

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 97.89%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Aerospace & Defense - 2.54%			Consumer Products (continued)
Boeing Co/The	25,011 $	1,816	WD-40 Co	3,000 $	99
Northrop Grumman Corp	7,500	492		$ 1,899
Teledyne Technologies Inc (a)	9,600	396	Cosmetics & Personal Care - 0.97%
	$ 2,704		Alberto-Culver Co	9,635	252
Agriculture - 0.38%			Procter & Gamble Co	12,425	786
Archer-Daniels-Midland Co	14,100	408		$ 1,038
			Diversified Financial Services - 3.50%
Airlines - 0.84%			Charles Schwab Corp/The	108,450	2,027
Alaska Air Group Inc (a)	13,062	538	Franklin Resources Inc	15,395	1,707
Cathay Pacific Airways Ltd ADR	33,000	352		$ 3,734
	$ 890		Electric - 1.10%
Apparel - 1.96%			Edison International	12,050	412
Columbia Sportswear Co	12,144	638	PG&E Corp	17,900	759
Nike Inc	19,773	1,453		$ 1,171
	$ 2,091		Electronics - 2.85%
Automobile Manufacturers - 1.41%			Dionex Corp (a)	16,248	1,215
PACCAR Inc	28,033	1,215	Electro Scientific Industries Inc (a)	6,122	78
Toyota Motor Corp ADR	3,579	288	FEI Co (a)	23,760	544
	$ 1,503		FLIR Systems Inc (a)	4,125	116
Automobile Parts & Equipment - 0.59%			Itron Inc (a)	7,410	538
Johnson Controls Inc	19,175	633	Trimble Navigation Ltd (a)	10,550	303
			Waters Corp (a)	3,550	240
Banks - 4.80%				$ 3,034
Barclays PLC ADR	4,225	92	Engineering & Contruction - 1.27%
City National Corp/CA	6,051	327	Granite Construction Inc	14,025	424
East West Bancorp Inc	11,993	209	Jacobs Engineering Group Inc (a)	20,521	927
JP Morgan Chase & Co	24,654	1,103		$ 1,351
State Street Corp	11,740	530	Environmental Control - 0.71%
US Bancorp	15,500	401	Energy Recovery Inc (a)	16,828	106
Wells Fargo & Co	73,985	2,303	Waste Connections Inc (a)	19,100	649
Westamerica Bancorporation	2,525	145		$ 755
	$ 5,110		Food - 2.54%
Beverages - 0.51%			Campbell Soup Co	6,075	215
Brown-Forman Corp	4,482	267	Dairy Farm International Holdings Ltd ADR	18,095	580
PepsiCo Inc	4,183	277	Dean Foods Co (a)	1,175	18
	$ 544		General Mills Inc	10,235	724
Biotechnology - 1.79%			Kroger Co/The	15,290	331
Dendreon Corp (a)	6,575	240	Ralcorp Holdings Inc (a)	3,380	229
Gilead Sciences Inc (a)	21,099	959	Safeway Inc	24,150	601
Life Technologies Corp (a)	9,971	521		$ 2,698
Martek Biosciences Corp (a)	8,476	191	Forest Products & Paper - 1.85%
	$ 1,911		Plum Creek Timber Co Inc	12,200	475
Building Materials - 0.67%			Weyerhaeuser Co	32,960	1,492
Apogee Enterprises Inc	6,101	97		$ 1,967
Cemex SAB de CV ADR(a)	11,734	120	Gas - 1.34%
Simpson Manufacturing Co Inc	18,092	502	Northwest Natural Gas Co	1,325	62
	$ 719		Sempra Energy	27,350	1,365
Chemicals - 0.81%				$ 1,427
FMC Corp	3,250	197	Healthcare - Products - 3.24%
Potash Corp of Saskatchewan Inc	3,800	454	Beckman Coulter Inc	11,413	717
Sigma-Aldrich Corp	3,700	199	Becton Dickinson and Co	4,032	317
	$ 850		Johnson & Johnson	16,306	1,063
Commercial Services - 1.05%			ResMed Inc (a)	4,945	315
AMN Healthcare Services Inc (a)	12,384	109	SonoSite Inc (a)	2,784	89
Resources Connection Inc (a)	15,287	293	Techne Corp	4,671	297
Robert Half International Inc	10,300	314	Varian Medical Systems Inc (a)	11,815	654
TrueBlue Inc (a)	15,950	247		$ 3,452
Visa Inc	1,705	155	Healthcare - Services - 0.84%
	$ 1,118		DaVita Inc (a)	10,400	659
Computers - 3.28%			Health Net Inc (a)	5,030	125
Apple Inc (a)	2,930	688	Sun Healthcare Group Inc (a)	10,733	102
Hewlett-Packard Co	34,025	1,808		$ 886
IBM Corp	6,890	884	Home Builders - 0.36%
Mentor Graphics Corp (a)	14,491	116	KB Home	12,900	216
	$ 3,496		Winnebago Industries (a)	11,893	174
Consumer Products - 1.78%				$ 390
Clorox Co	20,320	1,303	Insurance - 2.17%
Kimberly-Clark Corp	7,900	497	Fidelity National Financial Inc	3,450	51
			HCC Insurance Holdings Inc	12,775	353
See accompanying notes			107

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Insurance (continued)			REITS (continued)
Mercury General Corp	6,150 $	269	HCP Inc	25,000 $	825
MetLife Inc	8,850	384	Nationwide Health Properties Inc	10,859	382
StanCorp Financial Group Inc	26,379	1,256		$ 2,191
	$ 2,313		Retail - 7.07%
Internet - 2.09%			Copart Inc (a)	16,371	583
Amazon.com Inc (a)	4,180	567	Costco Wholesale Corp	33,975	2,029
Art Technology Group Inc (a)	58,203	257	CVS Caremark Corp	7,023	257
Google Inc (a)	2,480	1,406	Home Depot Inc	12,650	409
	$ 2,230		Jack in the Box Inc (a)	15,511	365
Iron & Steel - 1.48%			McDonald's Corp	14,075	939
Reliance Steel & Aluminum Co	12,800	630	Nordstrom Inc	28,780	1,176
Schnitzer Steel Industries Inc	17,918	941	Ross Stores Inc	3,075	164
	$ 1,571		Starbucks Corp	59,790	1,451
Leisure Products & Services - 0.56%			Yum! Brands Inc	4,000	154
Ambassadors Group Inc	17,993	199		$ 7,527
Carnival Corp	5,325	207	Savings & Loans - 1.68%
Harley-Davidson Inc	6,849	192	Washington Federal Inc	87,849	1,785
	$ 598
Lodging - 0.56%			Semiconductors - 3.50%
Red Lion Hotels Corp (a)	82,227	594	Applied Materials Inc	45,323	611
			Avago Technologies Ltd (a)	8,075	166
Machinery - Diversified - 0.32%			Intel Corp	69,380	1,544
Cascade Corp	10,473	337	LSI Corp (a)	40,455	248
			Microchip Technology Inc	16,941	477
Media - 1.57%			Novellus Systems Inc (a)	3,300	82
Walt Disney Co/The	47,895	1,672	QLogic Corp (a)	18,575	377
			Supertex Inc (a)	8,693	223
Metal Fabrication & Hardware - 0.70%				$ 3,728
Northwest Pipe Co (a)	2,349	51	Software - 6.52%
Precision Castparts Corp	5,488	695	Actuate Corp (a)	40,081	224
	$ 746		Adobe Systems Inc (a)	44,690	1,581
Mining - 0.14%			Autodesk Inc (a)	9,750	287
Freeport-McMoRan Copper & Gold Inc	1,740	145	Informatica Corp (a)	9,525	256
			Microsoft Corp	104,286	3,052
Miscellaneous Manufacturing - 1.19%			Omnicell Inc (a)	14,879	209
Crane Co	6,500	231	Oracle Corp	25,734	661
General Electric Co	56,821	1,034	Quality Systems Inc	1,529	94
			Quest Software Inc (a)	12,000	214
	$ 1,265		Sybase Inc (a)	7,800	363
Oil & Gas - 9.88%
Apache Corp	14,955	1,518		$ 6,941
Berry Petroleum Co	18,040	508	Telecommunications - 4.96%
Chevron Corp	42,313	3,209	AT&T Inc	62,150	1,606
CNOOC Ltd ADR	2,325	384	China Mobile Ltd ADR	3,900	188
Devon Energy Corp	12,915	832	Cisco Systems Inc (a)	63,400	1,650
Nabors Industries Ltd (a)	8,200	161	Polycom Inc (a)	8,000	245
Occidental Petroleum Corp	26,412	2,233	Qualcomm Inc	8,575	360
Total SA ADR	12,075	700	Verizon Communications Inc	39,550	1,227
Transocean Ltd (a)	950	82		$ 5,276
XTO Energy Inc	18,900	891	Toys, Games & Hobbies - 0.52%
	$ 10,518		Mattel Inc	24,195	550
Oil & Gas Services - 0.15%
Natural Gas Services Group Inc (a)	10,078	160	Transportation - 2.08%
			Con-way Inc	10,721	377
Pharmaceuticals - 5.10%			Expeditors International of Washington Inc	41,398	1,528
Allergan Inc/United States	24,399	1,594	Union Pacific Corp	4,200	308
Bristol-Myers Squibb Co	29,732	794		$ 2,213
Forest Laboratories Inc (a)	10,227	320	Trucking & Leasing - 0.15%
McKesson Corp	23,625	1,553	Greenbrier Cos Inc (a)	14,297	157
Obagi Medical Products Inc (a)	11,996	146
Teva Pharmaceutical Industries Ltd ADR	2,325	147	Water - 0.43%
VCA Antech Inc (a)	23,575	661	California Water Service Group	12,200	459
Watson Pharmaceuticals Inc (a)	5,065	211
	$ 5,426		TOTAL COMMON STOCKS	$ 104,222
Publicly Traded Investment Fund - 0.04%
iShares Russell 3000 Index Fund	600	41

REITS - 2.05%
Alexandria Real Estate Equities Inc	11,573	782
Essex Property Trust Inc	2,250	202

See accompanying notes			108

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2010 (unaudited)

Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.08%	(000's)	(000's)
Banks - 2.08%
Investment in Joint Trading Account; Bank of	$ 498 $	498
America Repurchase Agreement; 0.01% dated
03/31/10 maturing 04/01/10 (collateralized by
Sovereign Agency Issues; $507,478; 0.00% -
4.63%; dated 06/25/10 - 10/15/15)
Investment in Joint Trading Account; Credit Suisse	995	995
Repurchase Agreement; -0.01% dated 03/31/10
maturing 04/01/10 (collateralized by US
Treasury Notes; $1,014,956; 0.00% - 5.50%;
dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche Bank	187	187
Repurchase Agreement; 0.02% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $190,304; 1.13% - 3.75%; dated
09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan Stanley	532	532
Repurchase Agreement; 0.01% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $543,002; 0.00% - 5.85%; dated
03/03/10 - 02/19/25)
$ 2,212
TOTAL REPURCHASE AGREEMENTS	$ 2,212
Total Investments	$ 106,434
Other Assets in Excess of Liabilities, Net - 0.03%	$ 33
TOTAL NET ASSETS - 100.00%	$ 106,467

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 34,055
Unrealized Depreciation		(1,787)
Net Unrealized Appreciation (Depreciation)	$ 32,268
Cost for federal income tax purposes	$ 74,166
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		18 .21%
Financial		16 .28%
Consumer, Cyclical		13 .87%
Technology		13 .30%
Industrial		12 .48%
Energy		10 .03%
Communications		8 .62%
Basic Materials		4 .27%
Utilities		2 .87%
Exchange Traded Funds		0 .04%
Other Assets in Excess of Liabilities, Net		0 .03%
TOTAL NET ASSETS		100.00%

See accompanying notes		109

		Schedule of Investments
	Principal LifeTime 2010 Account
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 98.49%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 60.56%
Bond Market Index Fund (a),(b)	95,692 $	969
Core Plus Bond Fund I (a)	538,740	5,921
Disciplined LargeCap Blend Fund (a)	144,864	1,679
Diversified Real Asset Fund (a),(b)	55,550	552
Global Diversified Income Fund (a)	84,375	1,056
High Yield Fund I (a)	174,266	1,854
Inflation Protection Fund (a)	212,531	1,622
International Emerging Markets Fund (a)	44,554	1,027
International Equity Index Fund (a),(b)	29,139	293
International Fund I (a)	111,505	1,185
International Growth Fund (a)	189,306	1,573
International Value Fund I (a)	140,801	1,532
LargeCap Blend Fund I (a)	261,173	1,980
LargeCap Value Fund I (a)	186,167	1,904
MidCap Growth Fund III (a),(b)	75,088	677
MidCap Value Fund I (a)	49,558	573
Preferred Securities Fund (a)	189,935	1,814
SmallCap Growth Fund I (a)	87,119	761
SmallCap Value Fund (a)	21,744	298
SmallCap Value Fund II (a)	56,627	477
	$ 27,747
Principal Variable Contracts Funds, Inc. Class 1 -
37.93%
Bond & Mortgage Securities Account (a)	669,156	6,979
LargeCap Growth Account (a),(b)	117,895	1,607
LargeCap Growth Account I (a)	138,333	2,598
LargeCap S&P 500 Index Account (a)	64,918	538
LargeCap Value Account (a)	70,927	1,612
LargeCap Value Account III (a)	32,002	296
Real Estate Securities Account (a)	192,768	2,292
Short-Term Income Account (a)	581,726	1,454
	$ 17,376
TOTAL INVESTMENT COMPANIES	$ 45,123
Total Investments	$ 45,123
Other Assets in Excess of Liabilities, Net - 1.51%	$ 692
TOTAL NET ASSETS - 100.00%	$ 45,815

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,807
Unrealized Depreciation		(7,761)
Net Unrealized Appreciation (Depreciation)	$ (5,954)
Cost for federal income tax purposes	$ 51,077
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		47 .29%
Domestic Equity Funds		37 .76%
International Equity Funds		12 .24%
Specialty Funds		1 .20%
Other Assets in Excess of Liabilities, Net		1 .51%
TOTAL NET ASSETS		100.00%

See accompanying notes		110

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Bond & Mortgage Securities Account	669,655	$ 8,053	14,634 $	151	15,133	$ 155	669,156 $	8,050
Bond Market Index Fund	—	—	98,982	1,000	3,290	33	95,692	967
Core Plus Bond Fund I	534,448	5,739	18,477	203	14,185	156	538,740	5,786
Disciplined LargeCap Blend Fund	320,184	5,162	—	—	175,320	1,971	144,864	2,504
Diversified Real Asset Fund	—	—	55,550	556	—	—	55,550	556
Global Diversified Income Fund	82,840	750	3,752	46	2,217	28	84,375	768
High Yield Fund I	174,501	1,746	4,426	46	4,661	49	174,266	1,743
Inflation Protection Fund	212,030	1,913	7,460	57	6,959	54	212,531	1,916
International Emerging Markets Fund	44,248	1,267	1,600	35	1,294	28	44,554	1,274
International Equity Index Fund	—	—	30,872	310	1,733	17	29,139	293
International Fund I	137,129	1,622	4,414	46	30,038	320	111,505	1,378
International Growth Fund	186,508	2,564	8,558	69	5,760	46	189,306	2,587
International Value Fund I	138,677	1,262	6,497	68	4,373	45	140,801	1,285
LargeCap Blend Fund I	263,207	2,597	—	—	2,034	15	261,173	2,582
LargeCap Growth Account	118,051	1,749	3,222	41	3,378	42	117,895	1,748
LargeCap Growth Account I	104,776	1,919	37,980	684	4,423	78	138,333	2,525
LargeCap S&P 500 Index Account	—	—	70,793	559	5,875	47	64,918	512
LargeCap Value Account	45,753	1,450	27,044	591	1,870	41	70,927	2,001
LargeCap Value Account III	99,230	1,189	—	—	67,228	606	32,002	434
LargeCap Value Fund I	96,127	1,343	97,800	984	7,760	75	186,167	2,252
MidCap Growth Fund III	75,193	461	1,848	16	1,953	17	75,088	460
MidCap Value Fund I	49,641	424	1,439	16	1,522	17	49,558	423
Money Market Account	261,520	262	29,641	30	291,161	292	—	—
Money Market Fund	1,189,758	1,668	—	—	1,189,758	1,190	—	—
Preferred Securities Fund	290,818	3,025	4,881	45	105,764	976	189,935	1,989
Real Estate Securities Account	239,223	4,160	7,057	77	53,512	637	192,768	3,547
Short-Term Income Account	—	—	583,658	1,453	1,932	5	581,726	1,448
SmallCap Growth Fund I	51,510	618	37,461	298	1,852	15	87,119	901
SmallCap S&P 600 Index Fund	44,591	837	—	—	44,591	568	—	—
SmallCap Value Account I	11,905	153	—	—	11,905	130	—	—
SmallCap Value Fund	23,634	457	—	—	1,890	27	21,744	421
SmallCap Value Fund II	—	—	58,283	453	1,656	13	56,627	440

		$ 52,390	$ 7,834			$ 7,693	$ 50,790

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ —		$ 1			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		46			—			—
Disciplined LargeCap Blend Fund		—			(687)			—
Diversified Real Asset Fund		—			—			—
Global Diversified Income Fund		17			—			—
High Yield Fund I		—			—			—
Inflation Protection Fund		3			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			30			—
International Growth Fund		—			—			—
International Value Fund I		—			—			—
LargeCap Blend Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			—			—
LargeCap S&P 500 Index Account		—			—			—
LargeCap Value Account		—			1			—
LargeCap Value Account III		—			(149)			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Money Market Account		—			—			—
Money Market Fund		—			(478)			—
Preferred Securities Fund		37			(105)			—
Real Estate Securities Account		—			(53)			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		—			(269)			—
SmallCap Value Account I		—			(23)			—
SmallCap Value Fund		—			(9)			—
See accompanying notes			111

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2010 (unaudited)

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000's)	(000's)	(000's)
SmallCap Value Fund II	$ —	$ —	$ —
	$ 103	$ (1,741)	$ —

See accompanying notes		112

		Schedule of Investments
	Principal LifeTime 2020 Account
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 98.94%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 63.89%
Bond Market Index Fund (a),(b)	353,734 $	3,583
Core Plus Bond Fund I (a)	1,963,806	21,582
Disciplined LargeCap Blend Fund (a)	744,887	8,633
Diversified Real Asset Fund (a),(b)	201,800	2,004
High Yield Fund I (a)	977,696	10,403
International Emerging Markets Fund (a)	256,096	5,903
International Equity Index Fund (a),(b)	180,056	1,808
International Fund I (a)	592,957	6,303
International Growth Fund (a)	1,042,398	8,662
International Value Fund I (a)	760,512	8,274
LargeCap Blend Fund I (a)	1,301,948	9,869
LargeCap Value Fund I (a)	1,032,107	10,558
MidCap Growth Fund III (a),(b)	344,067	3,104
MidCap Value Fund I (a)	253,708	2,935
Preferred Securities Fund (a)	760,901	7,267
SmallCap Growth Fund I (a)	554,068	4,837
SmallCap Value Fund (a)	153,501	2,105
SmallCap Value Fund II (a)	300,843	2,536
	$ 120,366
Principal Variable Contracts Funds, Inc. Class 1 -
35.05%
Bond & Mortgage Securities Account (a)	2,165,473	22,586
LargeCap Growth Account (a),(b)	616,251	8,400
LargeCap Growth Account I (a)	740,708	13,911
LargeCap S&P 500 Index Account (a)	385,207	3,193
LargeCap Value Account (a)	376,508	8,558
LargeCap Value Account III (a)	113,793	1,050
Real Estate Securities Account (a)	701,889	8,345
	$ 66,043
TOTAL INVESTMENT COMPANIES	$ 186,409
Total Investments	$ 186,409
Other Assets in Excess of Liabilities, Net - 1.06%	$ 2,006
TOTAL NET ASSETS - 100.00%	$ 188,415

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 6,652
Unrealized Depreciation		(34,613)
Net Unrealized Appreciation (Depreciation)	$ (27,961)
Cost for federal income tax purposes	$ 214,370
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		46 .73%
Fixed Income Funds		34 .72%
International Equity Funds		16 .43%
Specialty Funds		1 .06%
Other Assets in Excess of Liabilities, Net		1 .06%
TOTAL NET ASSETS		100.00%

See accompanying notes		113

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Bond & Mortgage Securities Account	2,172,404	$ 26,096	19,743 $	203	26,674	$ 272	2,165,473 $	26,028
Bond Market Index Fund	—	—	357,531	3,614	3,797	39	353,734	3,575
Core Plus Bond Fund I	1,934,264	20,799	54,475	594	24,933	273	1,963,806	21,120
Disciplined LargeCap Blend Fund	1,639,846	25,895	7,297	83	902,256	10,132	744,887	12,862
Diversified Real Asset Fund	—	—	201,800	2,018	—	—	201,800	2,018
High Yield Fund I	977,540	9,747	12,130	126	11,974	124	977,696	9,749
International Emerging Markets Fund	253,874	7,142	5,629	126	3,407	77	256,096	7,191
International Equity Index Fund	—	—	183,107	1,842	3,051	30	180,056	1,812
International Fund I	751,266	9,310	20,299	214	178,608	1,902	592,957	7,819
International Growth Fund	1,025,097	14,080	33,100	268	15,799	129	1,042,398	14,219
International Value Fund I	747,740	6,806	24,792	264	12,020	129	760,512	6,941
LargeCap Blend Fund I	1,306,385	12,644	5,992	44	10,429	76	1,301,948	12,612
LargeCap Growth Account	615,974	8,957	9,912	126	9,635	125	616,251	8,959
LargeCap Growth Account I	579,344	10,478	171,665	3,087	10,301	185	740,708	13,380
LargeCap S&P 500 Index Account	—	—	395,431	3,119	10,224	83	385,207	3,037
LargeCap Value Account	233,855	7,210	147,423	3,239	4,770	104	376,508	10,345
LargeCap Value Account III	563,319	6,765	3,035	27	452,561	4,043	113,793	1,610
LargeCap Value Fund I	527,935	7,202	520,884	5,201	16,712	166	1,032,107	12,238
MidCap Growth Fund III	343,897	3,297	5,388	45	5,218	45	344,067	3,298
MidCap Value Fund I	253,585	3,242	4,203	45	4,080	44	253,708	3,243
Preferred Securities Fund	1,135,301	11,665	19,195	176	393,595	3,633	760,901	7,954
Real Estate Securities Account	868,562	14,789	13,858	148	180,531	2,165	701,889	12,542
SmallCap Growth Fund I	348,781	4,314	209,737	1,668	4,450	37	554,068	5,945
SmallCap S&P 600 Index Fund	256,129	4,592	777	10	256,906	3,273	—	—
SmallCap Value Account I	46,691	600	628	7	47,319	517	—	—
SmallCap Value Fund	167,994	3,222	—	—	14,493	200	153,501	2,969
SmallCap Value Fund II	—	—	303,619	2,364	2,776	22	300,843	2,342

		$ 218,852	$ 28,658			$ 27,825	$ 213,808

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ —		$ 1			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		169			—			—
Disciplined LargeCap Blend Fund		—			(2,984)			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			197			—
International Growth Fund		—			—			—
International Value Fund I		—			—			—
LargeCap Blend Fund I		—			—			—
LargeCap Growth Account		—			1			—
LargeCap Growth Account I		—			—			—
LargeCap S&P 500 Index Account		—			1			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			(1,139)			—
LargeCap Value Fund I		—			1			—
MidCap Growth Fund III		—			1			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		146			(254)			—
Real Estate Securities Account		—			(230)			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		—			(1,329)			—
SmallCap Value Account I		—			(90)			—
SmallCap Value Fund		—			(53)			—
SmallCap Value Fund II		—			—			—
	$ 315		$ (5,877)			$ —

See accompanying notes			114

		Schedule of Investments
	Principal LifeTime 2030 Account
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 98.56%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 63.49%
Bond Market Index Fund (a),(b)	71,394 $	723
Core Plus Bond Fund I (a)	450,097	4,947
Disciplined LargeCap Blend Fund (a)	294,112	3,409
Diversified Real Asset Fund (a),(b)	72,270	718
High Yield Fund I (a)	346,242	3,684
International Emerging Markets Fund (a)	123,267	2,841
International Equity Index Fund (a),(b)	74,440	747
International Fund I (a)	269,419	2,864
International Growth Fund (a)	492,738	4,095
International Value Fund I (a)	370,669	4,033
LargeCap Blend Fund I (a)	552,035	4,184
LargeCap Value Fund I (a)	508,339	5,200
MidCap Growth Fund III (a),(b)	171,603	1,548
MidCap Value Fund I (a)	131,807	1,525
Preferred Securities Fund (a)	119,692	1,143
SmallCap Growth Fund I (a)	201,478	1,759
SmallCap Value Fund (a)	39,102	536
SmallCap Value Fund II (a)	127,053	1,071
	$ 45,027
Principal Variable Contracts Funds, Inc. Class 1 -
35.07%
Bond & Mortgage Securities Account (a)	480,482	5,011
LargeCap Growth Account (a),(b)	308,138	4,200
LargeCap Growth Account I (a)	346,692	6,511
LargeCap S&P 500 Index Account (a)	207,802	1,722
LargeCap Value Account (a)	176,813	4,019
LargeCap Value Account III (a)	45,261	418
Real Estate Securities Account (a)	251,030	2,985
	$ 24,866
TOTAL INVESTMENT COMPANIES	$ 69,893
Total Investments	$ 69,893
Other Assets in Excess of Liabilities, Net - 1.44%	$ 1,023
TOTAL NET ASSETS - 100.00%	$ 70,916

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 6,163
Unrealized Depreciation		(7,882)
Net Unrealized Appreciation (Depreciation)	$ (1,719)
Cost for federal income tax purposes	$ 71,612
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55 .12%
Fixed Income Funds		21 .87%
International Equity Funds		20 .56%
Specialty Funds		1 .01%
Other Assets in Excess of Liabilities, Net		1 .44%
TOTAL NET ASSETS		100.00%

See accompanying notes		115

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Bond & Mortgage Securities Account	371,884	$ 4,336	120,480 $	1,241	11,882	$ 125	480,482 $	5,453
Bond Market Index Fund	—	—	74,010	748	2,616	27	71,394	721
Core Plus Bond Fund I	547,291	5,874	32,028	351	129,222	1,421	450,097	4,803
Disciplined LargeCap Blend Fund	693,657	8,784	3,644	41	403,189	4,525	294,112	4,711
Diversified Real Asset Fund	—	—	72,270	723	—	—	72,270	723
High Yield Fund I	337,520	3,251	16,781	174	8,059	85	346,242	3,340
International Emerging Markets Fund	119,070	2,617	6,974	154	2,777	63	123,267	2,708
International Equity Index Fund	—	—	78,459	787	4,019	40	74,440	747
International Fund I	323,573	3,541	17,562	183	71,716	763	269,419	2,962
International Growth Fund	470,514	5,471	34,821	280	12,597	104	492,738	5,647
International Value Fund I	353,752	3,256	26,520	280	9,603	103	370,669	3,433
LargeCap Blend Fund I	551,275	4,324	2,997	22	2,237	16	552,035	4,330
LargeCap Growth Account	299,484	3,790	16,088	208	7,434	99	308,138	3,898
LargeCap Growth Account I	246,277	3,975	110,707	2,003	10,292	188	346,692	5,790
LargeCap S&P 500 Index Account	—	—	221,976	1,752	14,174	114	207,802	1,640
LargeCap Value Account	117,028	2,894	64,034	1,401	4,249	95	176,813	4,202
LargeCap Value Account III	282,571	2,661	1,583	14	238,893	2,108	45,261	580
LargeCap Value Fund I	253,182	2,709	273,542	2,696	18,385	183	508,339	5,225
MidCap Growth Fund III	166,986	1,335	8,565	73	3,948	35	171,603	1,373
MidCap Value Fund I	128,209	1,364	6,671	73	3,073	35	131,807	1,402
Preferred Securities Fund	160,415	1,643	2,735	25	43,458	401	119,692	1,245
Real Estate Securities Account	302,240	3,647	15,904	174	67,114	805	251,030	3,048
SmallCap Growth Fund I	154,218	1,440	51,227	409	3,967	34	201,478	1,815
SmallCap S&P 600 Index Fund	52,927	787	239	3	53,166	677	—	—
SmallCap Value Account I	51,370	657	248	3	51,618	564	—	—
SmallCap Value Fund	42,645	674	213	3	3,756	51	39,102	630
SmallCap Value Fund II	—	—	130,720	1,016	3,667	30	127,053	987

		$ 69,030	$ 14,837			$ 12,691	$ 71,413

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ —		$ 1			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		39			(1)			—
Disciplined LargeCap Blend Fund		—			411			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			1			—
International Growth Fund		—			—			—
International Value Fund I		—			—			—
LargeCap Blend Fund I		—			—			—
LargeCap Growth Account		—			(1)			—
LargeCap Growth Account I		—			—			—
LargeCap S&P 500 Index Account		—			2			—
LargeCap Value Account		—			2			—
LargeCap Value Account III		—			13			—
LargeCap Value Fund I		—			3			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		21			(22)			—
Real Estate Securities Account		—			32			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		—			(113)			—
SmallCap Value Account I		—			(96)			—
SmallCap Value Fund		—			4			—
SmallCap Value Fund II		—			1			—
	$ 60		$ 237			$ —

See accompanying notes			116

		Schedule of Investments
	Principal LifeTime 2040 Account
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 99.38%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 65.89%
Bond Market Index Fund (a),(b)	8,568 $	87
Core Plus Bond Fund I (a)	58,502	643
Disciplined LargeCap Blend Fund (a)	73,687	854
Diversified Real Asset Fund (a),(b)	13,450	134
High Yield Fund I (a)	106,125	1,129
International Emerging Markets Fund (a)	32,179	742
International Equity Index Fund (a),(b)	21,796	219
International Fund I (a)	72,671	772
International Growth Fund (a)	124,495	1,035
International Value Fund I (a)	94,220	1,025
LargeCap Blend Fund I (a)	140,741	1,067
LargeCap Value Fund I (a)	135,125	1,382
MidCap Growth Fund III (a),(b)	44,985	406
MidCap Value Fund I (a)	34,689	401
Preferred Securities Fund (a)	56,897	543
SmallCap Growth Fund I (a)	58,324	509
SmallCap Value Fund (a)	12,399	170
SmallCap Value Fund II (a)	36,387	307
	$ 11,425
Principal Variable Contracts Funds, Inc. Class 1 -
33.49%
Bond & Mortgage Securities Account (a)	59,309	619
LargeCap Growth Account (a),(b)	82,411	1,123
LargeCap Growth Account I (a)	92,698	1,741
LargeCap S&P 500 Index Account (a)	68,280	566
LargeCap Value Account (a)	45,842	1,042
LargeCap Value Account III (a)	17,014	157
Real Estate Securities Account (a)	47,044	559
	$ 5,807
TOTAL INVESTMENT COMPANIES	$ 17,232
Total Investments	$ 17,232
Other Assets in Excess of Liabilities, Net - 0.62%	$ 108
TOTAL NET ASSETS - 100.00%	$ 17,340

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 729
Unrealized Depreciation		(3,517)
Net Unrealized Appreciation (Depreciation)	$ (2,788)
Cost for federal income tax purposes	$ 20,020
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		59 .31%
International Equity Funds		21 .88%
Fixed Income Funds		17 .42%
Specialty Funds		0 .77%
Other Assets in Excess of Liabilities, Net		0 .62%
TOTAL NET ASSETS		100.00%

See accompanying notes		117

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Bond & Mortgage Securities Account	57,882	$ 699	3,629 $	37	2,202	$ 22	59,309 $	714
Bond Market Index Fund	—	—	8,888	90	320	3	8,568	87
Core Plus Bond Fund I	54,666	588	5,866	64	2,030	22	58,502	630
Disciplined LargeCap Blend Fund	175,719	2,755	2,628	30	104,660	1,173	73,687	1,277
Diversified Real Asset Fund	—	—	13,450	135	—	—	13,450	135
High Yield Fund I	103,658	1,037	5,238	54	2,771	28	106,125	1,063
International Emerging Markets Fund	30,970	871	2,270	50	1,061	24	32,179	897
International Equity Index Fund	—	—	23,085	231	1,289	12	21,796	219
International Fund I	88,554	1,134	5,907	62	21,790	233	72,671	981
International Growth Fund	118,213	1,624	11,126	90	4,844	40	124,495	1,674
International Value Fund I	89,432	813	8,468	90	3,680	39	94,220	864
LargeCap Blend Fund I	140,256	1,350	2,179	16	1,694	13	140,741	1,353
LargeCap Growth Account	79,604	1,168	5,784	75	2,977	39	82,411	1,204
LargeCap Growth Account I	76,372	1,384	19,977	357	3,651	67	92,698	1,674
LargeCap S&P 500 Index Account	—	—	72,590	573	4,310	35	68,280	538
LargeCap Value Account	30,688	971	16,732	367	1,578	35	45,842	1,303
LargeCap Value Account III	72,338	867	1,256	11	56,580	508	17,014	243
LargeCap Value Fund I	66,476	894	74,899	749	6,250	62	135,125	1,581
MidCap Growth Fund III	43,623	416	2,877	24	1,515	13	44,985	427
MidCap Value Fund I	33,607	428	2,282	25	1,200	13	34,689	440
Preferred Securities Fund	65,461	669	1,164	11	9,728	90	56,897	588
Real Estate Securities Account	56,283	982	3,996	44	13,235	159	47,044	862
SmallCap Growth Fund I	46,734	553	13,107	105	1,517	12	58,324	646
SmallCap S&P 600 Index Fund	13,013	237	91	1	13,104	167	—	—
SmallCap Value Account I	16,019	268	106	1	16,125	175	—	—
SmallCap Value Fund	13,522	256	91	1	1,214	17	12,399	238
SmallCap Value Fund II	—	—	37,523	292	1,136	9	36,387	283

		$ 19,964	$ 3,585			$ 3,010	$ 19,921

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ —		$ —			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		5			—			—
Disciplined LargeCap Blend Fund		—			(335)			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			18			—
International Growth Fund		—			—			—
International Value Fund I		—			—			—
LargeCap Blend Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			—			—
LargeCap S&P 500 Index Account		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			(127)			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		10			(2)			—
Real Estate Securities Account		—			(5)			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		—			(71)			—
SmallCap Value Account I		—			(94)			—
SmallCap Value Fund		—			(2)			—
SmallCap Value Fund II		—			—			—
	$ 15		$ (618)			$ —

See accompanying notes			118

		Schedule of Investments
	Principal LifeTime 2050 Account
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 99.99%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 68.19%
Bond Market Index Fund (a),(b)	1,737 $	18
Core Plus Bond Fund I (a)	22,914	252
Disciplined LargeCap Blend Fund (a)	56,277	652
Diversified Real Asset Fund (a),(b)	9,540	95
High Yield Fund I (a)	73,006	777
International Emerging Markets Fund (a)	22,774	525
International Equity Index Fund (a),(b)	14,481	145
International Fund I (a)	51,743	550
International Growth Fund (a)	88,190	733
International Value Fund I (a)	65,698	715
LargeCap Blend Fund I (a)	94,952	720
LargeCap Value Fund I (a)	99,340	1,016
MidCap Growth Fund III (a),(b)	32,466	293
MidCap Value Fund I (a)	24,709	286
Preferred Securities Fund (a)	31,672	302
SmallCap Growth Fund I (a)	42,492	371
SmallCap Value Fund (a)	9,603	132
SmallCap Value Fund II (a)	25,332	213
	$ 7,795
Principal Variable Contracts Funds, Inc. Class 1 -
31.80%
Bond & Mortgage Securities Account (a)	13,046	136
LargeCap Growth Account (a),(b)	58,927	803
LargeCap Growth Account I (a)	65,632	1,233
LargeCap S&P 500 Index Account (a)	27,459	228
LargeCap Value Account (a)	32,352	735
LargeCap Value Account III (a)	11,978	110
Real Estate Securities Account (a)	32,888	391
	$ 3,636
TOTAL INVESTMENT COMPANIES	$ 11,431
Total Investments	$ 11,431
Other Assets in Excess of Liabilities, Net - 0.01%	$ 1
TOTAL NET ASSETS - 100.00%	$ 11,432

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 550
Unrealized Depreciation		(2,336)
Net Unrealized Appreciation (Depreciation)	$ (1,786)
Cost for federal income tax purposes	$ 13,217
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		62 .85%
International Equity Funds		23 .33%
Fixed Income Funds		12 .98%
Specialty Funds		0 .83%
Other Assets in Excess of Liabilities, Net		0 .01%
TOTAL NET ASSETS		100.00%

See accompanying notes		119

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Bond & Mortgage Securities Account	12,750	$ 155	1,051 $	11	755	$ 8	13,046 $	158
Bond Market Index Fund	—	—	1,820	18	83	—	1,737	18
Core Plus Bond Fund I	22,216	239	1,382	15	684	8	22,914	246
Disciplined LargeCap Blend Fund	119,182	1,814	584	7	63,489	713	56,277	972
Diversified Real Asset Fund	—	—	9,540	95	—	—	9,540	95
High Yield Fund I	72,424	727	2,428	25	1,846	19	73,006	733
International Emerging Markets Fund	22,333	601	1,172	26	731	17	22,774	610
International Equity Index Fund	—	—	15,389	154	908	9	14,481	145
International Fund I	63,584	812	3,036	32	14,877	159	51,743	695
International Growth Fund	85,640	1,150	5,935	48	3,385	28	88,190	1,170
International Value Fund I	63,770	582	4,505	48	2,577	28	65,698	602
LargeCap Blend Fund I	95,520	894	486	4	1,054	8	94,952	890
LargeCap Growth Account	58,253	838	2,747	35	2,073	27	58,927	846
LargeCap Growth Account I	53,336	951	14,870	267	2,574	47	65,632	1,171
LargeCap S&P 500 Index Account	—	—	30,558	241	3,099	26	27,459	216
LargeCap Value Account	22,768	696	10,699	234	1,115	25	32,352	905
LargeCap Value Account III	54,344	622	307	3	42,673	381	11,978	164
LargeCap Value Fund I	49,493	649	54,279	541	4,432	45	99,340	1,145
MidCap Growth Fund III	32,093	295	1,431	12	1,058	9	32,466	298
MidCap Value Fund I	24,421	302	1,115	12	827	9	24,709	305
Preferred Securities Fund	33,267	340	601	6	2,196	21	31,672	325
Real Estate Securities Account	40,283	714	1,858	20	9,253	111	32,888	619
SmallCap Growth Fund I	35,349	401	8,187	65	1,044	9	42,492	457
SmallCap S&P 600 Index Fund	8,417	146	32	—	8,449	107	—	—
SmallCap Value Account I	11,839	195	47	1	11,886	130	—	—
SmallCap Value Fund	10,368	188	41	1	806	11	9,603	179
SmallCap Value Fund II	—	—	26,146	203	814	7	25,332	196

		$ 13,311	$ 2,124			$ 1,962	$ 13,160

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ —		$ —			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		2			—			—
Disciplined LargeCap Blend Fund		—			(136)			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			10			—
International Growth Fund		—			—			—
International Value Fund I		—			—			—
LargeCap Blend Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			—			—
LargeCap S&P 500 Index Account		—			1			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			(80)			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		5			—			—
Real Estate Securities Account		—			(4)			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		—			(39)			—
SmallCap Value Account I		—			(66)			—
SmallCap Value Fund		—			1			—
SmallCap Value Fund II		—			—			—
	$ 7		$ (313)			$ —

See accompanying notes			120

		Schedule of Investments
	Principal LifeTime Strategic Income Account
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 98.48%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 58.07%
Bond Market Index Fund (a),(b)	73,372 $	743
Core Plus Bond Fund I (a)	445,484	4,896
Disciplined LargeCap Blend Fund (a)	33,257	385
Diversified Real Asset Fund (a),(b)	25,080	249
Global Diversified Income Fund (a)	122,922	1,538
High Yield Fund I (a)	45,586	485
Inflation Protection Fund (a)	391,708	2,989
International Emerging Markets Fund (a)	9,846	227
International Equity Index Fund (a),(b)	7,583	76
International Fund I (a)	27,064	288
International Growth Fund (a)	45,764	380
International Value Fund I (a)	34,450	375
LargeCap Blend Fund I (a)	58,148	441
LargeCap Value Fund I (a)	49,133	503
MidCap Growth Fund III (a),(b)	23,909	216
MidCap Value Fund I (a)	20,153	233
Preferred Securities Fund (a)	53,988	515
SmallCap Growth Fund I (a)	22,395	195
SmallCap Value Fund II (a)	22,983	194
	$ 14,928
Principal Variable Contracts Funds, Inc. Class 1 -
40.41%
Bond & Mortgage Securities Account (a)	478,246	4,988
LargeCap Growth Account (a),(b)	29,029	395
LargeCap Growth Account I (a)	34,393	646
LargeCap S&P 500 Index Account (a)	14,808	123
LargeCap Value Account (a)	18,287	416
LargeCap Value Account III (a)	4,099	38
Real Estate Securities Account (a)	86,702	1,031
Short-Term Income Account (a)	1,101,400	2,753
	$ 10,390
TOTAL INVESTMENT COMPANIES	$ 25,318
Total Investments	$ 25,318
Other Assets in Excess of Liabilities, Net - 1.52%	$ 391
TOTAL NET ASSETS - 100.00%	$ 25,709

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 986
Unrealized Depreciation		(2,828)
Net Unrealized Appreciation (Depreciation)	$ (1,842)
Cost for federal income tax purposes	$ 27,160
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		73 .54%
Domestic Equity Funds		18 .73%
International Equity Funds		5 .24%
Specialty Funds		0 .97%
Other Assets in Excess of Liabilities, Net		1 .52%
TOTAL NET ASSETS		100.00%

See accompanying notes		121

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Bond & Mortgage Securities Account	489,736	$ 5,909	22,673 $	233	34,163	$ 351	478,246 $	5,784
Bond Market Index Fund	—	—	76,110	769	2,738	28	73,372	741
Core Plus Bond Fund I	436,151	4,687	32,232	353	22,899	251	445,484	4,789
Disciplined LargeCap Blend Fund	69,282	1,044	602	7	36,627	411	33,257	575
Diversified Real Asset Fund	—	—	25,080	251	—	—	25,080	251
Global Diversified Income Fund	117,944	1,075	8,361	102	3,383	42	122,922	1,135
High Yield Fund I	43,741	413	4,232	44	2,387	26	45,586	431
Inflation Protection Fund	379,970	3,378	25,387	194	13,649	104	391,708	3,468
International Emerging Markets Fund	9,470	231	744	16	368	8	9,846	239
International Equity Index Fund	—	—	8,002	80	419	4	7,583	76
International Fund I	32,657	429	1,891	20	7,484	81	27,064	375
International Growth Fund	43,678	599	3,814	31	1,728	14	45,764	616
International Value Fund I	32,935	299	2,778	29	1,263	14	34,450	314
LargeCap Blend Fund I	58,658	551	502	4	1,012	7	58,148	548
LargeCap Growth Account	28,196	408	1,824	23	991	13	29,029	418
LargeCap Growth Account I	21,604	384	13,958	254	1,169	22	34,393	616
LargeCap S&P 500 Index Account	—	—	16,148	127	1,340	10	14,808	117
LargeCap Value Account	13,609	428	5,195	112	517	11	18,287	529
LargeCap Value Account III	32,704	387	207	2	28,812	253	4,099	61
LargeCap Value Fund I	21,191	237	29,916	293	1,974	19	49,133	511
MidCap Growth Fund III	23,444	220	1,043	9	578	6	23,909	223
MidCap Value Fund I	19,791	225	813	9	451	6	20,153	228
Money Market Account	736,860	737	161,461	161	898,321	898	—	—
Money Market Fund	1,927,083	2,707	—	—	1,927,083	1,927	—	—
Preferred Securities Fund	97,848	1,025	1,545	14	45,405	418	53,988	565
Real Estate Securities Account	104,405	1,628	6,818	73	24,521	293	86,702	1,390
Short-Term Income Account	—	—	1,112,350	2,770	10,950	28	1,101,400	2,742
SmallCap Growth Fund I	—	—	22,763	181	368	3	22,395	178
SmallCap S&P 600 Index Fund	27,310	464	157	2	27,467	350	—	—
SmallCap Value Fund II	—	—	23,300	180	317	2	22,983	178

		$ 27,465	$ 6,343			$ 5,600	$ 27,098

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ —		$ (7)			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		38			—			—
Disciplined LargeCap Blend Fund		—			(65)			—
Diversified Real Asset Fund		—			—			—
Global Diversified Income Fund		25			—			—
High Yield Fund I		—			—			—
Inflation Protection Fund		5			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			7			—
International Growth Fund		—			—			—
International Value Fund I		—			—			—
LargeCap Blend Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			—			—
LargeCap S&P 500 Index Account		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			(75)			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Money Market Account		—			—			—
Money Market Fund		—			(780)			—
Preferred Securities Fund		11			(56)			—
Real Estate Securities Account		—			(18)			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		—			(116)			—
SmallCap Value Fund II		—			—			—
	$ 79		$ (1,110)			$ —

See accompanying notes			122

Schedule of Investments
Real Estate Securities Account
March 31, 2010 (unaudited)

			Portfolio Summary (unaudited)

		Value	Sector	Percent
COMMON STOCKS - 99.48%	Shares Held	(000's)	Financial	99 .04%
			Consumer, Non-cyclical	0 .44%
Corrections Commercial Corp Services of America - 0.44% (a)	37,900 $	753	Other Assets in Excess of Liabilities, Net	0 .52%
			TOTAL NET ASSETS	100.00%
REITS - 99.04%
Acadia Realty Trust	118,078	2,109
Alexandria Real Estate Equities Inc	42,983	2,906
AMB Property Corp	135,760	3,698
American Campus Communities Inc	94,035	2,601
AvalonBay Communities Inc	36,366	3,140
Boston Properties Inc	129,715	9,786
Brandywine Realty Trust	196,224	2,396
CBL & Associates Properties Inc	255,099	3,495
Colonial Properties Trust	156,537	2,016
Corporate Office Properties Trust SBI MD	29,800	1,196
Digital Realty Trust Inc	83,720	4,538
Douglas Emmett Inc	132,789	2,041
Education Realty Trust Inc	95,150	547
Entertainment Properties Trust	45,800	1,884
Equity Lifestyle Properties Inc	68,848	3,710
Equity Residential	152,865	5,984
Essex Property Trust Inc	46,735	4,204
Federal Realty Investment Trust	78,038	5,682
General Growth Properties Inc	119,600	1,924
HCP Inc	177,479	5,857
Health Care REIT Inc	111,522	5,044
Hersha Hospitality Trust	162,677	843
Home Properties Inc	75,020	3,511
Hospitality Properties Trust	125,359	3,002
Host Hotels & Resorts Inc	297,691	4,361
Kimco Realty Corp	190,959	2,987
LaSalle Hotel Properties	160,651	3,743
Liberty Property Trust	37,200	1,262
Macerich Co/The	36,251	1,389
Mack-Cali Realty Corp	59,760	2,106
Mid-America Apartment Communities Inc	36,700	1,901
Nationwide Health Properties Inc	112,540	3,956
ProLogis	225,633	2,978
PS Business Parks Inc	21,617	1,154
Public Storage	118,030	10,858
Ramco-Gershenson Properties Trust	65,092	733
Saul Centers Inc	28,975	1,199
Simon Property Group Inc	242,717	20,364
SL Green Realty Corp	118,350	6,778
Tanger Factory Outlet Centers	78,725	3,398
Taubman Centers Inc	85,353	3,407
Ventas Inc	129,889	6,167
Vornado Realty Trust	91,872	6,955
	$ 167,810
TOTAL COMMON STOCKS	$ 168,563
Total Investments	$ 168,563
Other Assets in Excess of Liabilities, Net - 0.52%	$ 874
TOTAL NET ASSETS - 100.00%	$ 169,437

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 31,736
Unrealized Depreciation		(12,174)
Net Unrealized Appreciation (Depreciation)	$ 19,562
Cost for federal income tax purposes	$ 149,001
All dollar amounts are shown in thousands (000's)

See accompanying notes			123

		Schedule of Investments
		SAM Balanced Portfolio
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 99.95%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 21.37%
Disciplined LargeCap Blend Fund (a)	3,925,368 $	45,495
High Yield Fund (a)	5,141,428	40,669
LargeCap Growth Fund II (a)	8,611,569	66,309
Preferred Securities Fund (a)	4,011,890	38,313
	$ 190,786
Principal Variable Contracts Funds, Inc. Class 1 -
78.58%
Diversified International Account (a)	5,620,910	64,022
Equity Income Account (a)	9,527,444	132,051
Income Account (a)	9,729,750	98,854
International Emerging Markets Account (a)	1,383,919	20,883
LargeCap Growth Account (a),(b)	4,897,039	66,747
LargeCap Value Account III (a)	6,536,544	60,332
MidCap Blend Account (a),(b)	882,112	29,489
Money Market Account (a)	184,103	184
Mortgage Securities Account (a)	11,485,292	117,610
Principal Capital Appreciation Account (a)	2,016,494	40,733
Real Estate Securities Account (a)	2,001,494	23,798
Short-Term Income Account (a)	5,257,713	13,144
SmallCap Growth Account II (a),(b)	1,775,312	16,422
SmallCap Value Account I (a)	1,444,459	17,088
	$ 701,357
TOTAL INVESTMENT COMPANIES	$ 892,143
Total Investments	$ 892,143
Other Assets in Excess of Liabilities, Net - 0.05%	$ 414
TOTAL NET ASSETS - 100.00%	$ 892,557

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 73,176
Unrealized Depreciation		(34,953)
Net Unrealized Appreciation (Depreciation)	$ 38,223
Cost for federal income tax purposes	$ 853,920
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55 .85%
Fixed Income Funds		34 .59%
International Equity Funds		9 .51%
Other Assets in Excess of Liabilities, Net		0 .05%
TOTAL NET ASSETS		100.00%

See accompanying notes		124

Schedule of Investments
SAM Balanced Portfolio
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	3,835,099	$ 53,263	128,452 $	1,423	38,183	$ 426	3,925,368 $	54,036
Diversified International Account	4,749,550	59,828	897,390	10,130	26,030	286	5,620,910	69,458
Equity Income Account	8,232,425	100,073	1,339,127	18,395	44,108	574	9,527,444	117,750
High Yield Fund	4,960,330	35,925	239,280	1,863	58,182	452	5,141,428	37,321
Income Account	9,534,556	91,426	286,451	2,901	91,257	924	9,729,750	93,375
International Emerging Markets
Account	1,425,141	20,487	—	—	41,222	594	1,383,919	19,596
LargeCap Growth Account	5,898,749	62,553	97,042	1,207	1,098,752	15,022	4,897,039	50,350
LargeCap Growth Fund II	10,301,296	76,657	129,397	933	1,819,124	14,022	8,611,569	61,218
LargeCap Value Account III	4,810,433	39,990	1,749,189	16,051	23,078	199	6,536,544	55,809
MidCap Blend Account	933,537	29,263	21,750	687	73,175	2,436	882,112	27,155
Money Market Account	2,421,320	2,421	—	—	2,237,217	2,237	184,103	184
Mortgage Securities Account	11,240,736	112,084	356,256	3,640	111,700	1,141	11,485,292	114,540
Preferred Securities Fund	3,935,585	32,787	120,507	1,113	44,202	412	4,011,890	33,478
Principal Capital Appreciation
Account	1,983,916	30,322	52,989	1,017	20,411	392	2,016,494	30,897
Real Estate Securities Account	1,978,265	24,804	44,046	469	20,817	228	2,001,494	24,885
Short-Term Income Account	6,660,415	16,324	190,366	472	1,593,068	3,965	5,257,713	12,824
SmallCap Growth Account II	1,749,594	11,624	41,454	363	15,736	139	1,775,312	11,824
SmallCap Value Account I	1,417,172	17,317	38,457	430	11,170	127	1,444,459	17,546

		$ 817,148	$ 61,094			$ 43,576	$ 832,246

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (224)			$ —
Diversified International Account		—			(214)			—
Equity Income Account		—			(144)			—
High Yield Fund		849			(15)			—
Income Account		—			(28)			—
International Emerging Markets Account		—			(297)			—
LargeCap Growth Account		—			1,612			—
LargeCap Growth Fund II		—			(2,350)			—
LargeCap Value Account III		—			(33)			—
MidCap Blend Account		—			(359)			—
Money Market Account		—			—			—
Mortgage Securities Account		—			(43)			—
Preferred Securities Fund		644			(10)			—
Principal Capital Appreciation Account		—			(50)			—
Real Estate Securities Account		—			(160)			—
Short-Term Income Account		—			(7)			—
SmallCap Growth Account II		—			(24)			—
SmallCap Value Account I		—			(74)			—
	$ 1,493		$ (2,420)			$ —

See accompanying notes			125

		Schedule of Investments
	SAM Conservative Balanced Portfolio
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 99.96%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 20.14%
Disciplined LargeCap Blend Fund (a)	584,400 $	6,773
High Yield Fund (a)	1,490,830	11,793
LargeCap Growth Fund II (a)	1,228,359	9,458
Preferred Securities Fund (a)	900,964	8,604
	$ 36,628
Principal Variable Contracts Funds, Inc. Class 1 -
79.82%
Diversified International Account (a)	787,397	8,968
Equity Income Account (a)	1,233,050	17,090
Income Account (a)	3,118,338	31,682
International Emerging Markets Account (a)	195,330	2,948
LargeCap Growth Account (a),(b)	695,120	9,474
LargeCap Value Account III (a)	836,898	7,725
MidCap Blend Account (a),(b)	126,250	4,221
Money Market Account (a)	7,102	7
Mortgage Securities Account (a)	3,807,814	38,992
Principal Capital Appreciation Account (a)	291,525	5,889
Real Estate Securities Account (a)	300,452	3,572
Short-Term Income Account (a)	3,871,370	9,678
SmallCap Growth Account II (a),(b)	259,630	2,402
SmallCap Value Account I (a)	210,609	2,492
	$ 145,140
TOTAL INVESTMENT COMPANIES	$ 181,768
Total Investments	$ 181,768
Other Assets in Excess of Liabilities, Net - 0.04%	$ 68
TOTAL NET ASSETS - 100.00%	$ 181,836

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,656
Unrealized Depreciation		(2,643)
Net Unrealized Appreciation (Depreciation)	$ 7,013
Cost for federal income tax purposes	$ 174,755
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		55 .41%
Domestic Equity Funds		38 .00%
International Equity Funds		6 .55%
Other Assets in Excess of Liabilities, Net		0 .04%
TOTAL NET ASSETS		100.00%

See accompanying notes		126

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	566,137	$ 6,323	25,629 $	286	7,366	$ 83	584,400 $	6,493
Diversified International Account	647,966	7,427	140,460	1,578	1,029	12	787,397	8,987
Equity Income Account	1,076,868	13,393	164,035	2,245	7,853	102	1,233,050	15,506
High Yield Fund	1,426,779	10,067	86,504	674	22,453	175	1,490,830	10,562
Income Account	3,038,009	29,720	125,089	1,266	44,760	453	3,118,338	30,519
International Emerging Markets
Account	203,960	2,305	—	—	8,630	123	195,330	2,126
LargeCap Growth Account	783,174	8,362	29,772	375	117,826	1,605	695,120	7,283
LargeCap Growth Fund II	1,374,517	9,359	42,434	309	188,592	1,450	1,228,359	8,055
LargeCap Value Account III	593,435	4,939	247,236	2,264	3,773	32	836,898	7,166
MidCap Blend Account	143,392	4,340	5,892	186	23,034	768	126,250	3,651
Money Market Account	817,126	817	—	—	810,024	810	7,102	7
Mortgage Securities Account	3,685,848	37,585	175,534	1,790	53,568	547	3,807,814	38,810
Preferred Securities Fund	878,054	6,856	39,350	364	16,440	153	900,964	7,066
Principal Capital Appreciation
Account	282,228	4,373	12,352	236	3,055	60	291,525	4,544
Real Estate Securities Account	298,904	3,065	6,929	73	5,381	59	300,452	3,038
Short-Term Income Account	3,723,461	9,132	195,428	485	47,519	118	3,871,370	9,497
SmallCap Growth Account II	257,602	1,742	7,119	62	5,091	45	259,630	1,754
SmallCap Value Account I	207,871	2,170	5,681	62	2,943	33	210,609	2,186

		$ 161,975	$ 12,255			$ 6,628	$ 167,250

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (33)			$ —
Diversified International Account		—			(6)			—
Equity Income Account		—			(30)			—
High Yield Fund		246			(4)			—
Income Account		—			(14)			—
International Emerging Markets Account		—			(56)			—
LargeCap Growth Account		—			151			—
LargeCap Growth Fund II		—			(163)			—
LargeCap Value Account III		—			(5)			—
MidCap Blend Account		—			(107)			—
Money Market Account		—			—			—
Mortgage Securities Account		—			(18)			—
Preferred Securities Fund		145			(1)			—
Principal Capital Appreciation Account		—			(5)			—
Real Estate Securities Account		—			(41)			—
Short-Term Income Account		—			(2)			—
SmallCap Growth Account II		—			(5)			—
SmallCap Value Account I		—			(13)			—
	$ 391		$ (352)			$ —

See accompanying notes			127

		Schedule of Investments
	SAM Conservative Growth Portfolio
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 99.99%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 20.70%
Disciplined LargeCap Blend Fund (a)	1,176,526 $	13,636
High Yield Fund (a)	804,178	6,361
LargeCap Growth Fund II (a)	2,697,427	20,770
Preferred Securities Fund (a)	447,010	4,269
	$ 45,036
Principal Variable Contracts Funds, Inc. Class 1 -
79.29%
Diversified International Account (a)	1,793,243	20,425
Equity Income Account (a)	2,924,468	40,533
Income Account (a)	940,895	9,560
International Emerging Markets Account (a)	436,385	6,585
LargeCap Growth Account (a),(b)	1,482,434	20,206
LargeCap Value Account III (a)	2,102,944	19,410
MidCap Blend Account (a),(b)	334,915	11,196
Money Market Account (a)	16,462	16
Mortgage Securities Account (a)	1,177,257	12,055
Principal Capital Appreciation Account (a)	686,283	13,863
Real Estate Securities Account (a)	622,227	7,398
Short-Term Income Account (a)	473,952	1,185
SmallCap Growth Account II (a),(b)	525,795	4,864
SmallCap Value Account I (a)	441,803	5,227
	$ 172,523
TOTAL INVESTMENT COMPANIES	$ 217,559
Total Investments	$ 217,559
Other Assets in Excess of Liabilities, Net - 0.01%	$ 14
TOTAL NET ASSETS - 100.00%	$ 217,573

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 13,111
Unrealized Depreciation		(17,070)
Net Unrealized Appreciation (Depreciation)	$ (3,959)
Cost for federal income tax purposes	$ 221,518
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		72 .21%
Fixed Income Funds		15 .36%
International Equity Funds		12 .42%
Other Assets in Excess of Liabilities, Net		0 .01%
TOTAL NET ASSETS		100.00%

See accompanying notes		128

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	1,183,357	$ 18,471	15,938 $	177	22,769	$ 253	1,176,526 $	18,260
Diversified International Account	1,655,976	23,950	162,849	1,844	25,582	279	1,793,243	25,335
Equity Income Account	2,651,881	30,539	311,872	4,311	39,285	511	2,924,468	34,334
High Yield Fund	802,111	5,744	21,444	167	19,377	150	804,178	5,761
Income Account	960,102	8,981	5,860	59	25,067	253	940,895	8,790
International Emerging Markets
Account	458,659	8,252	1,759	25	24,033	343	436,385	7,763
LargeCap Growth Account	1,890,772	20,892	12,974	164	421,312	5,738	1,482,434	15,997
LargeCap Growth Fund II	3,312,816	25,833	16,161	118	631,550	4,845	2,697,427	20,268
LargeCap Value Account III	1,502,635	12,975	623,382	5,754	23,073	198	2,102,944	18,497
MidCap Blend Account	373,107	12,184	1,884	59	40,076	1,326	334,915	10,794
Money Market Account	1,031,135	1,031	—	—	1,014,673	1,015	16,462	16
Mortgage Securities Account	1,156,658	11,248	26,657	272	6,058	63	1,177,257	11,455
Preferred Securities Fund	443,422	3,804	10,588	98	7,000	66	447,010	3,835
Principal Capital Appreciation
Account	694,667	9,353	7,073	136	15,457	298	686,283	9,207
Real Estate Securities Account	638,675	9,644	3,219	34	19,667	215	622,227	9,311
Short-Term Income Account	473,952	1,175	—	—	—	—	473,952	1,175
SmallCap Growth Account II	529,976	2,884	6,739	59	10,920	95	525,795	2,853
SmallCap Value Account I	443,615	6,529	5,064	55	6,876	79	441,803	6,461

		$ 213,489	$ 13,332			$ 15,727	$ 210,112

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (135)			$ —
Diversified International Account		—			(180)			—
Equity Income Account		—			(5)			—
High Yield Fund		136			—			—
Income Account		—			3			—
International Emerging Markets Account		—			(171)			—
LargeCap Growth Account		—			679			—
LargeCap Growth Fund II		—			(838)			—
LargeCap Value Account III		—			(34)			—
MidCap Blend Account		—			(123)			—
Money Market Account		—			—			—
Mortgage Securities Account		—			(2)			—
Preferred Securities Fund		72			(1)			—
Principal Capital Appreciation Account		—			16			—
Real Estate Securities Account		—			(152)			—
Short-Term Income Account		—			—			—
SmallCap Growth Account II		—			5			—
SmallCap Value Account I		—			(44)			—
	$ 208		$ (982)			$ —

See accompanying notes			129

		Schedule of Investments
	SAM Flexible Income Portfolio
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 99.95%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 19.01%
Disciplined LargeCap Blend Fund (a)	396,252 $	4,593
High Yield Fund (a)	1,874,828	14,830
LargeCap Growth Fund II (a)	543,940	4,188
Preferred Securities Fund (a)	1,272,401	12,151
	$ 35,762
Principal Variable Contracts Funds, Inc. Class 1 -
80.94%
Diversified International Account (a)	644,767	7,344
Equity Income Account (a)	900,139	12,476
Income Account (a)	4,206,708	42,740
International Emerging Markets Account (a)	123,437	1,863
LargeCap Growth Account (a),(b)	290,926	3,966
LargeCap Value Account III (a)	1,090,020	10,061
MidCap Blend Account (a),(b)	82,324	2,752
Money Market Account (a)	1,288	1
Mortgage Securities Account (a)	4,644,264	47,557
Principal Capital Appreciation Account (a)	96,132	1,942
Real Estate Securities Account (a)	187,234	2,226
Short-Term Income Account (a)	6,605,305	16,513
SmallCap Growth Account II (a),(b)	148,668	1,375
SmallCap Value Account I (a)	120,320	1,424
	$ 152,240
TOTAL INVESTMENT COMPANIES	$ 188,002
Total Investments	$ 188,002
Other Assets in Excess of Liabilities, Net - 0.05%	$ 89
TOTAL NET ASSETS - 100.00%	$ 188,091

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,997
Unrealized Depreciation		(1,423)
Net Unrealized Appreciation (Depreciation)	$ 8,574
Cost for federal income tax purposes	$ 179,428
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		71 .13%
Domestic Equity Funds		23 .92%
International Equity Funds		4 .90%
Other Assets in Excess of Liabilities, Net		0 .05%
TOTAL NET ASSETS		100.00%

See accompanying notes		130

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	384,989	$ 4,316	23,945 $	260	12,682	$ 145	396,252 $	4,401
Diversified International Account	445,524	5,517	205,049	2,303	5,806	64	644,767	7,696
Equity Income Account	648,590	7,227	259,941	3,585	8,392	110	900,139	10,700
High Yield Fund	1,827,563	12,552	108,117	840	60,852	477	1,874,828	12,918
Income Account	4,097,535	39,737	226,407	2,293	117,234	1,188	4,206,708	40,810
International Emerging Markets
Account	125,088	1,269	4,947	68	6,598	97	123,437	1,216
LargeCap Growth Account	541,330	5,117	29,910	367	280,314	3,840	290,926	2,545
LargeCap Growth Fund II	970,083	6,630	44,646	319	470,789	3,630	543,940	3,167
LargeCap Value Account III	693,261	5,372	400,787	3,666	4,028	36	1,090,020	9,001
MidCap Blend Account	132,696	3,841	5,770	179	56,142	1,875	82,324	2,154
Money Market Account	181,288	181	—	—	180,000	180	1,288	1
Mortgage Securities Account	4,565,653	45,949	230,916	2,360	152,305	1,558	4,644,264	46,710
Preferred Securities Fund	1,215,443	8,382	84,175	789	27,217	253	1,272,401	8,920
Principal Capital Appreciation
Account	96,065	1,194	3,675	68	3,608	69	96,132	1,201
Real Estate Securities Account	189,180	1,779	6,595	68	8,541	96	187,234	1,736
Short-Term Income Account	6,484,017	15,806	334,044	830	212,756	528	6,605,305	16,102
SmallCap Growth Account II	147,084	765	8,116	68	6,532	58	148,668	778
SmallCap Value Account I	117,721	1,148	7,750	84	5,151	57	120,320	1,161

		$ 166,782	$ 18,147			$ 14,261	$ 171,217

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (30)			$ —
Diversified International Account		—			(60)			—
Equity Income Account		—			(2)			—
High Yield Fund		313			3			—
Income Account		—			(32)			—
International Emerging Markets Account		—			(24)			—
LargeCap Growth Account		—			901			—
LargeCap Growth Fund II		—			(152)			—
LargeCap Value Account III		—			(1)			—
MidCap Blend Account		—			9			—
Money Market Account		—			—			—
Mortgage Securities Account		—			(41)			—
Preferred Securities Fund		200			2			—
Principal Capital Appreciation Account		—			8			—
Real Estate Securities Account		—			(15)			—
Short-Term Income Account		—			(6)			—
SmallCap Growth Account II		—			3			—
SmallCap Value Account I		—			(14)			—
	$ 513		$ 549			$ —

See accompanying notes			131

		Schedule of Investments
	SAM Strategic Growth Portfolio
	March 31, 2010 (unaudited)

		Value
INVESTMENT COMPANIES - 100.00%	Shares Held	(000's)
Principal Funds, Inc. Institutional Class - 22.87%
Disciplined LargeCap Blend Fund (a)	1,005,578 $	11,654
High Yield Fund (a)	730,838	5,781
LargeCap Growth Fund II (a)	1,675,932	12,905
	$ 30,340
Principal Variable Contracts Funds, Inc. Class 1 -
77.13%
Diversified International Account (a)	1,269,507	14,460
Equity Income Account (a)	1,863,669	25,830
International Emerging Markets Account (a)	303,695	4,583
LargeCap Growth Account (a),(b)	963,458	13,132
LargeCap Value Account III (a)	1,599,259	14,761
MidCap Blend Account (a),(b)	226,695	7,578
Money Market Account (a)	43,494	44
Principal Capital Appreciation Account (a)	468,389	9,461
Real Estate Securities Account (a)	420,367	4,998
Short-Term Income Account (a)	35,810	90
SmallCap Growth Account II (a),(b)	395,392	3,657
SmallCap Value Account I (a)	313,913	3,714
	$ 102,308
TOTAL INVESTMENT COMPANIES	$ 132,648
Total Investments	$ 132,648
Liabilities in Excess of Other Assets, Net - 0.00%	$ (1)
TOTAL NET ASSETS - 100.00%	$ 132,647

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 7,402
Unrealized Depreciation		(11,435)
Net Unrealized Appreciation (Depreciation)	$ (4,033)
Cost for federal income tax purposes	$ 136,681
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		81 .18%
International Equity Funds		14 .36%
Fixed Income Funds		4 .46%
Liabilities in Excess of Other Assets, Net		0 .00%
TOTAL NET ASSETS		100.00%

See accompanying notes		132

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2010 (unaudited)

	December 31,	December 31,
Affiliated Securities	2009	2009	Purchases Purchases		Sales	Sales	March 31, 2010 March 31, 2010
				Cost		Proceeds
	Shares	Cost (000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	1,015,097	$ 14,864	16,614 $	187	26,133	$ 287	1,005,578 $	14,607
Diversified International Account	1,132,770	16,292	150,724	1,709	13,987	153	1,269,507	17,732
Equity Income Account	1,688,331	20,600	211,050	2,913	35,712	464	1,863,669	22,938
High Yield Fund	767,577	5,588	25,525	199	62,264	491	730,838	5,291
International Emerging Markets
Account	322,801	5,131	—	—	19,106	274	303,695	4,733
LargeCap Growth Account	1,208,655	13,256	11,428	146	256,625	3,484	963,458	10,301
LargeCap Growth Fund II	2,114,170	16,495	14,258	105	452,496	3,473	1,675,932	12,528
LargeCap Value Account III	1,167,780	9,806	445,721	4,107	14,242	122	1,599,259	13,770
MidCap Blend Account	250,423	8,012	3,228	104	26,956	889	226,695	7,143
Money Market Account	368,039	368	—	—	324,545	325	43,494	43
Principal Capital Appreciation
Account	472,101	6,318	7,476	145	11,188	213	468,389	6,249
Real Estate Securities Account	426,320	5,936	5,333	57	11,286	122	420,367	5,782
Short-Term Income Account	158,601	394	—	—	122,791	306	35,810	88
SmallCap Growth Account II	397,276	2,371	5,902	52	7,786	67	395,392	2,355
SmallCap Value Account I	318,124	4,445	4,392	49	8,603	95	313,913	4,340

		$ 129,876	$ 9,773			$ 10,765	$ 127,900

			Realized Gain/Loss				Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (157)			$ —
Diversified International Account		—			(116)			—
Equity Income Account		—			(111)			—
High Yield Fund		129			(5)			—
International Emerging Markets Account		—			(124)			—
LargeCap Growth Account		—			383			—
LargeCap Growth Fund II		—			(599)			—
LargeCap Value Account III		—			(21)			—
MidCap Blend Account		—			(84)			—
Money Market Account		—			—			—
Principal Capital Appreciation Account		—			(1)			—
Real Estate Securities Account		—			(89)			—
Short-Term Income Account		—			—			—
SmallCap Growth Account II		—			(1)			—
SmallCap Value Account I		—			(59)			—
	$ 129		$ (984)			$ —

See accompanying notes			133

Schedule of Investments
Short-Term Bond Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS - 77.06%	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Aerospace & Defense - 0.79%			Banks (continued)
BAE Systems Holdings Inc			SunTrust Preferred Capital I
4.75%, 8/15/2010(a)	$ 250	$ 254	5.85%, 12/31/2049(b)	$ 34	$ 26
Boeing Co/The			US Bancorp
1.88%, 11/20/2012	800	803	2.88%, 11/20/2014	550	543
		$ 1,057	3.15%, 3/4/2015	400	396
Agriculture - 0.17%			Wachovia Corp
Reynolds American Inc			0.40%, 3/1/2012(b)	100	99
6.50%, 7/15/2010	225	228	5.35%, 3/15/2011	350	363
			Wells Fargo & Co
Automobile Asset Backed Securities - 0.96%			3.63%, 4/15/2015	600	596
Capital Auto Receivables Asset Trust			Westpac Banking Corp
5.52%, 3/15/2011(b)	270	271	2.25%, 11/19/2012	1,250	1,259
Ford Credit Auto Lease Trust					$ 15,350
1.04%, 3/15/2013(a)	200	200	Beverages - 2.65%
Ford Credit Auto Owner Trust			Anheuser-Busch InBev Worldwide Inc
3.96%, 4/15/2012	441	448	2.50%, 3/26/2013(a)	1,250	1,252
5.47%, 9/15/2012(b)	200	210	5.38%, 11/15/2014(a)	150	163
Nissan Auto Receivables Owner Trust			Coca-Cola Enterprises Inc
4.28%, 7/15/2013	150	156	4.25%, 3/1/2015	50	53
		$ 1,285	Dr Pepper Snapple Group Inc
Automobile Floor Plan Asset Backed Securities -			2.35%, 12/21/2012	665	669
0.15%			PepsiCo Inc/NC
Nissan Master Owner Trust Receivables			3.10%, 1/15/2015	1,200	1,213
1.38%, 1/15/2015(a),(b)	200	200	SABMiller PLC
			6.20%, 7/1/2011(a)	200	211
Banks - 11.45%					$ 3,561
American Express Bank FSB			Biotechnology - 0.60%
5.50%, 4/16/2013	350	375	Life Technologies Corp
Australia & New Zealand Banking Group Ltd			3.38%, 3/1/2013	800	804
3.70%, 1/13/2015(a)	300	300
BAC Capital Trust XIII			Building Materials - 0.72%
0.66%, 3/15/2043(b)	235	161	CRH America Inc
BAC Capital Trust XIV			6.95%, 3/15/2012	200	217
5.63%, 3/15/2043(b)	300	226	Lafarge SA
Banco Santander Chile			6.15%, 7/15/2011	600	627
2.88%, 11/13/2012(a)	480	481	Masco Corp
Bank of America Corp			5.88%, 7/15/2012	111	116
4.90%, 5/1/2013	350	366			$ 960
Bank of New York Mellon Corp/The			Chemicals - 1.78%
4.50%, 4/1/2013	310	331	EI du Pont de Nemours & Co
Bank of Nova Scotia			3.25%, 1/15/2015	375	377
2.25%, 1/22/2013	750	757	Praxair Inc
Barclays Bank PLC			1.75%, 11/15/2012	2,000	2,003
2.50%, 1/23/2013	2,125	2,127			$ 2,380
BNP Paribas/BNP Paribas US Medium-Term Note			Commercial Services - 1.00%
Program LLC			Yale University
2.13%, 12/21/2012	900	904	2.90%, 10/15/2014	1,330	1,341
Capital One Financial Corp
5.70%, 9/15/2011	160	167	Computers - 0.08%
Citigroup Inc			Seagate Technology HDD Holdings
5.50%, 8/27/2012	300	316	6.38%, 10/1/2011	100	104
5.50%, 4/11/2013	450	473
Deutsche Bank AG/London			Consumer Products - 0.59%
5.38%, 10/12/2012	335	365	Clorox Co
Goldman Sachs Group Inc/The			3.55%, 11/1/2015	775	785
0.43%, 2/6/2012(b)	150	149
6.00%, 5/1/2014	300	328	Credit Card Asset Backed Securities - 0.78%
6.88%, 1/15/2011	525	550	Cabela's Master Credit Card Trust
JP Morgan Chase & Co			4.31%, 12/16/2013(a)	630	642
3.70%, 1/20/2015	900	906	Capital One Multi-Asset Execution Trust
5.60%, 6/1/2011	600	632	0.52%, 7/15/2013(b)	400	400
Korea Development Bank					$ 1,042
0.39%, 4/3/2010(b)	200	200
			Diversified Financial Services - 7.77%
Morgan Stanley			American Honda Finance Corp
4.20%, 11/20/2014	800	802	2.38%, 3/18/2013(a)	900	900
4.75%, 4/1/2014	350	357	Bear Stearns Cos LLC/The
Santander US Debt SA Unipersonal			0.44%, 11/28/2011(b)	400	400
2.49%, 1/18/2013(a)	800	795
			BlackRock Inc
			2.25%, 12/10/2012	2,250	2,269
See accompanying notes			134

Schedule of Investments
Short-Term Bond Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Diversified Financial Services (continued)			Home Equity Asset Backed Securities (continued)
BP Capital Markets PLC			Countrywide Asset-Backed Certificates
3.13%, 3/10/2012	$ 200	$ 207	5.51%, 8/25/2036	$ 225	$ 144
3.63%, 5/8/2014	150	156	5.56%, 4/25/2036	442	197
Capital One Bank USA NA			5.81%, 11/25/2036	471	262
5.75%, 9/15/2010	250	255	First NLC Trust
CDP Financial Inc			0.58%, 5/25/2035(b)	53	27
3.00%, 11/25/2014(a)	1,000	985	Indymac Seconds Asset Backed Trust
Countrywide Financial Corp			5.77%, 5/25/2036(b)	67	59
5.80%, 6/7/2012	225	239	New Century Home Equity Loan Trust
Ford Motor Credit Co LLC			4.76%, 11/25/2033	101	98
9.88%, 8/10/2011	100	106	Option One Mortgage Loan Trust
General Electric Capital Corp			0.70%, 3/25/2037(b),(c)	275	4
2.80%, 1/8/2013	600	607	Residential Asset Securities Corp
3.75%, 11/14/2014	765	775	4.47%, 3/25/2032	165	159
4.80%, 5/1/2013	150	159	4.59%, 8/25/2031	76	74
5.25%, 10/19/2012	675	725			$ 1,380
5.90%, 5/13/2014	345	380	Insurance - 2.86%
Genworth Global Funding Trusts			Berkshire Hathaway Inc
5.20%, 10/8/2010	200	204	0.68%, 2/11/2013(b)	1,100	1,104
HSBC Finance Corp			3.20%, 2/11/2015	550	555
0.61%, 9/14/2012(b)	150	147	Genworth Financial Inc
International Lease Finance Corp			6.15%, 11/15/2066(b)	100	77
5.30%, 5/1/2012	200	194	Metropolitan Life Global Funding I
Merrill Lynch & Co Inc			2.50%, 1/11/2013(a)	725	726
0.45%, 11/1/2011(b)	200	197	New York Life Global Funding
0.48%, 6/5/2012(b)	125	123	4.65%, 5/9/2013(a)	455	487
5.45%, 2/5/2013	65	69	Pacific Life Global Funding
6.05%, 8/15/2012	215	229	0.50%, 6/22/2011(a),(b)	225	224
6.15%, 4/25/2013	300	323	Prudential Financial Inc
TD Ameritrade Holding Corp			5.15%, 1/15/2013	500	530
2.95%, 12/1/2012	425	429	Sun Life Financial Global Funding LP
Textron Financial Canada Funding Corp			0.51%, 7/6/2010(a),(b)	125	125
5.13%, 11/1/2010	325	330			$ 3,828
		$ 10,408	Iron & Steel - 0.27%
Electric - 1.53%			Ispat Inland ULC
Duke Energy Ohio Inc			9.75%, 4/1/2014	240	248
2.10%, 6/15/2013	2,000	2,003	Nucor Corp
Indiantown Cogeneration LP			5.00%, 12/1/2012	105	114
9.26%, 12/15/2010	44	45			$ 362
		$ 2,048	Media - 1.65%
Electronics - 1.25%			Comcast Corp
Thermo Fisher Scientific Inc			5.45%, 11/15/2010	145	149
2.15%, 12/28/2012(a)	1,680	1,674	COX Communications Inc
			7.13%, 10/1/2012	150	168
Finance - Mortgage Loan/Banker - 21.73%			DirecTV Holdings LLC / DirecTV Financing Co Inc
Fannie Mae			6.38%, 6/15/2015	1,350	1,402
1.38%, 4/28/2011	8,000	8,064	Time Warner Cable Inc
2.38%, 5/20/2010	1,000	1,003	7.50%, 4/1/2014	430	496
4.75%, 12/15/2010	13,500	13,896			$ 2,215
5.13%, 4/15/2011	2,000	2,095	Mining - 0.25%
Freddie Mac			BHP Billiton Finance USA Ltd
2.13%, 9/21/2012	4,000	4,063	5.50%, 4/1/2014	300	330
		$ 29,121
Food - 1.80%			Miscellaneous Manufacturing - 0.10%
General Mills Inc			Tyco Electronics Group SA
8.02%, 2/5/2013	350	398	6.00%, 10/1/2012	125	135
Kraft Foods Inc
2.63%, 5/8/2013	2,000	2,015	Mortgage Backed Securities - 6.21%
		$ 2,413	Adjustable Rate Mortgage Trust
Healthcare - Products - 0.28%			0.82%, 2/25/2035(b)	10	6
Angiotech Pharmaceuticals Inc			Banc of America Commercial Mortgage Inc
4.00%, 12/1/2013(b)	125	102	0.41%, 7/10/2046(b)	34,061	445
Covidien International Finance SA			6.85%, 4/15/2036	100	101
5.45%, 10/15/2012	250	273	Banc of America Mortgage Securities Inc
		$ 375	4.68%, 5/25/2035(b)	28	28
Home Equity Asset Backed Securities - 1.03%			Bear Stearns Adjustable Rate Mortgage Trust
Bear Stearns Asset Backed Securities Trust			3.73%, 9/25/2034(b)	189	172
0.43%, 6/25/2047(b)	525	305	Bear Stearns Alt-A Trust
0.85%, 3/25/2034(b)	72	51	0.53%, 7/25/2035(b)	18	5
See accompanying notes			135

Schedule of Investments
Short-Term Bond Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Bear Stearns Alt-A Trust (continued)			Merrill Lynch Mortgage Trust
5.75%, 7/25/2036(b)	$ 155	$ —	0.10%, 7/12/2038	$ 31,065	$ 204
Bear Stearns Commercial Mortgage Securities			0.15%, 11/12/2035(a),(b)	9,291	14
0.21%, 2/11/2041(b)	5,506	33	0.22%, 9/12/2042(b)	12,994	92
7.00%, 5/20/2030	211	223	Morgan Stanley Dean Witter Capital I
Bella Vista Mortgage Trust			6.54%, 2/15/2031	23	23
0.49%, 5/20/2045(b),(c)	40	23	New Century Alternative Mortgage Loan Trust
Citigroup / Deutsche Bank Commercial Mortgage			5.91%, 7/25/2036(b)	178	169
Trust			Residential Accredit Loans Inc
0.23%, 11/15/2044(a)	24,229	200	4.16%, 12/25/2035(b)	57	30
Commercial Mortgage Pass Through Certificates			6.00%, 11/25/2032	239	241
1.50%, 6/10/2010(a),(b)	1,602	4	Residential Funding Mortgage Securities I
Countrywide Alternative Loan Trust			3.64%, 11/25/2035(b)	213	138
0.51%, 5/20/2046(b)	583	130	5.66%, 2/25/2036(b)	122	90
0.53%, 6/25/2036(b),(c)	609	123	Structured Asset Mortgage Investments Inc
0.75%, 9/25/2036(b)	146	94	0.56%, 9/25/2045(b)	41	23
1.79%, 7/20/2035(b)	120	60	Structured Asset Securities Corp
6.00%, 5/25/2036	252	190	4.50%, 2/25/2033	223	216
Countrywide Asset-Backed Certificates			Thornburg Mortgage Securities Trust
0.52%, 1/25/2036(b)	230	178	0.95%, 12/25/2033(b)	221	190
0.53%, 11/25/2035(b)	16	14	Wachovia Bank Commercial Mortgage Trust
Countrywide Home Loan Mortgage Pass Through			0.16%, 1/15/2041(a),(b)	4,315	9
Trust			0.31%, 4/15/2042(a),(b)	25,845	178
5.71%, 9/20/2036(b)	564	101	WaMu Mortgage Pass Through Certificates
Credit Suisse First Boston Mortgage Securities Corp			0.50%, 11/25/2045(b)	25	24
0.24%, 8/15/2038(a)	34,758	207	0.52%, 4/25/2045(b)	50	29
Fannie Mae			0.54%, 7/25/2045(b)	38	29
0.55%, 2/25/2032(b)	78	78	2.38%, 3/25/2033(b)	56	50
Fannie Mae Whole Loan					$ 8,320
0.45%, 5/25/2035(b)	82	82	Office & Business Equipment - 0.46%
Freddie Mac			Xerox Corp
0.63%, 7/15/2023(b)	326	325	4.25%, 2/15/2015	495	499
0.68%, 6/15/2023(b)	60	59	5.50%, 5/15/2012	115	122
Ginnie Mae					$ 621
1.26%, 10/16/2012(b)	2,122	51	Oil & Gas - 1.20%
GMAC Commercial Mortgage Securities Inc			Canadian Natural Resources Ltd
0.37%, 8/10/2038(a),(b)	15,002	81	5.15%, 2/1/2013	325	349
0.84%, 3/10/2038(a),(b)	939	8	Chevron Corp
GMAC Mortgage Corp Loan Trust			3.95%, 3/3/2014	600	627
5.25%, 7/25/2034	184	157	Husky Energy Inc
Greenwich Capital Commercial Funding Corp			6.25%, 6/15/2012	200	217
0.29%, 12/10/2049(a),(b)	23,868	279	Shell International Finance BV
GSR Mortgage Loan Trust			4.00%, 3/21/2014	400	421
4.48%, 7/25/2035(b)	172	156
					$ 1,614
Impac CMB Trust			Oil & Gas Services - 0.28%
0.50%, 5/25/2037(b),(c)	328	253
1.23%, 10/25/2033(b)	15	9	Weatherford International Inc
			5.95%, 6/15/2012	225	243
Indymac Index Mortgage Loan Trust			6.63%, 11/15/2011	125	134
0.43%, 2/25/2037(b)	485	279
0.49%, 6/25/2037(b),(c)	375	226			$ 377
0.85%, 4/25/2034(b)	13	7	Other Asset Backed Securities - 1.23%
			Carrington Mortgage Loan Trust
JP Morgan Chase Commercial Mortgage Securities			0.53%, 12/25/2035(b)	500	444
Corp			Citigroup Mortgage Loan Trust Inc
5.31%, 1/15/2049	325	323	0.49%, 8/25/2035(b)	16	15
6.96%, 11/15/2035(a),(b)	175	168
			CNH Equipment Trust
JP Morgan Mortgage Trust			4.12%, 5/15/2012	127	128
3.81%, 5/25/2034	101	94	Countrywide Asset-Backed Certificates
4.32%, 6/25/2035(b)	101	84
			6.02%, 9/25/2046(b)	894	623
4.96%, 8/25/2035(b)	500	435
			Countrywide Home Equity Loan Trust
LB-UBS Commercial Mortgage Trust			0.46%, 12/15/2035(b)	46	17
1.43%, 10/15/2035(a),(b)	4,408	142
			0.47%, 2/15/2036(b)	73	58
5.39%, 6/15/2026	116	120	First-Citizens Home Equity Loan LLC
6.06%, 6/15/2020	6	6	0.44%, 9/15/2022(a),(b)	52	28
MASTR Asset Securitization Trust			GMAC Mortgage Corp Loan Trust
5.25%, 9/25/2033(b)	61	61
			0.43%, 8/25/2035(b)	134	52
Merrill Lynch / Countrywide Commercial Mortgage			John Deere Owner Trust
Trust			4.18%, 6/15/2012	161	164
0.48%, 9/12/2049(b)	11,454	241
			Marriott Vacation Club Owner Trust
0.65%, 7/12/2046	21,656	510	5.81%, 10/20/2029(a)	79	80
See accompanying notes			136

Schedule of Investments
Short-Term Bond Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value	U.S. GOVERNMENT & GOVERNMENT	Amount	Value
BONDS (continued)	(000's)	(000's)	AGENCY OBLIGATIONS (continued)	(000's)	(000's)
Other Asset Backed Securities (continued)			Federal National Mortgage Association (FNMA)
Nomura Asset Acceptance Corp			(continued)
0.47%, 1/25/2036(a),(b)	$ 157	$ 33	2.86%, 2/1/2035(b),(d)	$ 20	$ 21
		$ 1,642	2.89%, 1/1/2035(b),(d)	106	108
Packaging & Containers - 0.07%			3.37%, 7/1/2034(b),(d)	128	131
Pactiv Corp			3.38%, 12/1/2033(b),(d)	34	35
5.88%, 7/15/2012	90	96	3.46%, 8/1/2034(b),(d)	66	69
			4.00%, 7/1/2010(d)	6	7
Pharmaceuticals - 2.29%			4.00%, 8/1/2010(d)	5	5
Abbott Laboratories			4.00%, 3/1/2011(d)	25	26
5.15%, 11/30/2012	500	547	4.50%, 5/1/2010(d)	11	11
Cardinal Health Inc			4.50%, 6/1/2010(d)	39	40
5.65%, 6/15/2012	28	30	4.50%, 5/1/2011(d)	37	38
Eli Lilly & Co			4.50%, 7/1/2011(d)	69	71
4.20%, 3/6/2014	285	302			$ 1,119
Novartis Capital Corp			U.S. Treasury - 10.30%
1.90%, 4/24/2013	1,400	1,399	2.25%, 5/31/2014	4,150	4,156
Pfizer Inc			2.63%, 5/31/2010	1,500	1,506
4.45%, 3/15/2012	750	795	4.25%, 8/15/2013	4,250	4,599
		$ 3,073	4.38%, 8/15/2012	1,400	1,504
Pipelines - 0.41%			4.50%, 4/30/2012	1,900	2,035
NGPL PipeCo LLC					$ 13,800
6.51%, 12/15/2012(a)	375	412	U.S. Treasury Bill - 8.56%
ONEOK Partners LP			0.29%, 2/10/2011(e)	11,500	11,466
5.90%, 4/1/2012	130	139
		$ 551	TOTAL U.S. GOVERNMENT & GOVERNMENT
Real Estate - 0.24%			AGENCY OBLIGATIONS		$ 26,506
Regency Centers LP				Principal
8.45%, 9/1/2010	315	321		Amount	Value
			REPURCHASE AGREEMENTS - 0.75%	(000's)	(000's)
REITS - 0.54%			Banks - 0.75%
Brandywine Operating Partnership LP			Investment in Joint Trading Account; Bank of	$ 225	$ 225
5.63%, 12/15/2010	123	125	America Repurchase Agreement; 0.01% dated
iStar Financial Inc			03/31/10 maturing 04/01/10 (collateralized by
5.65%, 9/15/2011	175	160	Sovereign Agency Issues; $229,331; 0.00% -
6.00%, 12/15/2010	450	441	4.63%; dated 06/25/10 - 10/15/15)
		$ 726	Investment in Joint Trading Account; Credit Suisse	450	450
Retail - 0.22%			Repurchase Agreement; -0.01% dated 03/31/10
CVS Caremark Corp			maturing 04/01/10 (collateralized by US
0.55%, 6/1/2010(b)	300	300	Treasury Notes; $458,661; 0.00% - 5.50%;
			dated 03/03/10 - 10/05/29)
Student Loan Asset Backed Securities - 0.46%			Investment in Joint Trading Account; Deutsche Bank	84	84
SLM Student Loan Trust			Repurchase Agreement; 0.02% dated 03/31/10
1.35%, 10/25/2016(b)	600	610	maturing 04/01/10 (collateralized by Sovereign
			Agency Issues; $85,999; 1.13% - 3.75%; dated
Telecommunications - 1.21%			09/09/11 - 03/09/12)
British Telecommunications PLC			Investment in Joint Trading Account; Morgan Stanley	241	240
5.15%, 1/15/2013	675	714	Repurchase Agreement; 0.01% dated 03/31/10
Cisco Systems Inc			maturing 04/01/10 (collateralized by Sovereign
2.90%, 11/17/2014	335	339	Agency Issues; $245,384; 0.00% - 5.85%; dated
Rogers Cable Inc			03/03/10 - 02/19/25)
7.88%, 5/1/2012	175	195			$ 999
Telecom Italia Capital SA			TOTAL REPURCHASE AGREEMENTS		$ 999
5.25%, 11/15/2013	350	366	Total Investments		$ 130,756
		$ 1,614	Other Assets in Excess of Liabilities, Net - 2.41%		$ 3,231
TOTAL BONDS		$ 103,251	TOTAL NET ASSETS - 100.00%		$ 133,987
	Principal
U.S. GOVERNMENT & GOVERNMENT	Amount	Value
AGENCY OBLIGATIONS - 19.78%	(000's)	(000's)	(a)		Security exempt from registration under Rule 144A of the Securities Act of
Federal Home Loan Mortgage Corporation			1933. These securities may be resold in transactions exempt from
(FHLMC) - 0.09%			registration, normally to qualified institutional buyers. Unless otherwise
3.55%, 9/1/2035(b),(d)	$ 117	$ 121	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $11,462 or 8.55% of net
Federal National Mortgage Association (FNMA) -			assets.
0.83%			(b)	Variable Rate. Rate shown is in effect at March 31, 2010
2.29%, 4/1/2033(b),(d)	277	283	(c) Security is Illiquid
2.62%, 1/1/2035(b),(d)	30	31	(d)		This entity was put into conservatorship by the US Government in 2008.
2.80%, 2/1/2037(b),(d)	176	181	See Notes to Financial Statements for additional information.
2.85%, 12/1/2032(b),(d)	60	62	(e) Rate shown is the discount rate.

See accompanying notes			137

Schedule of Investments
Short-Term Bond Account
March 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,849
Unrealized Depreciation	(5,123)
Net Unrealized Appreciation (Depreciation)	$ (3,274)
Cost for federal income tax purposes	$ 134,030
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Government	40 .59%
Financial	23 .62%
Consumer, Non-cyclical	9 .38%
Mortgage Securities	7 .13%
Asset Backed Securities	4 .61%
Industrial	2 .93%
Communications	2 .86%
Basic Materials	2 .30%
Energy	1 .89%
Utilities	1 .52%
Technology	0 .54%
Consumer, Cyclical	0 .22%
Other Assets in Excess of Liabilities, Net	2 .41%
TOTAL NET ASSETS	100.00%

See accompanying notes	138

Schedule of Investments
Short-Term Income Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS - 96.18%	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Aerospace & Defense - 0.48%			Diversified Financial Services (continued)
General Dynamics Corp			BlackRock Inc
1.80%, 7/15/2011	$ 400	$ 404	2.25%, 12/10/2012	$ 750	$ 756
			Caterpillar Financial Services Corp
Agriculture - 1.26%			4.85%, 12/7/2012	325	350
Cargill Inc			Countrywide Financial Corp
5.20%, 1/22/2013(a)	1,000	1,064	5.80%, 6/7/2012	750	797
			General Electric Capital Corp
Banks - 12.66%			2.80%, 1/8/2013	250	253
Bank of America Corp			5.72%, 8/22/2011	800	810
2.10%, 4/30/2012	1,000	1,018	Jefferies Group Inc
4.50%, 4/1/2015	250	252	5.88%, 6/8/2014	500	521
6.25%, 4/15/2012	250	269	John Deere Capital Corp
Citigroup Inc			4.95%, 12/17/2012	775	840
5.50%, 8/27/2012	400	422	PACCAR Financial Corp
Commonwealth Bank of Australia			1.95%, 12/17/2012	1,000	998
3.75%, 10/15/2014(a)	1,000	1,014			$ 7,715
Goldman Sachs Group Inc/The			Electric - 5.18%
5.25%, 10/15/2013	500	537	Commonwealth Edison Co
JP Morgan Chase & Co			5.40%, 12/15/2011	750	798
2.20%, 6/15/2012	1,000	1,020	7.50%, 7/1/2013	250	284
3.70%, 1/20/2015	500	503	Korea Electric Power Corp
5.38%, 10/1/2012	750	812	5.50%, 7/21/2014(a)	750	801
Morgan Stanley			Nisource Finance Corp
1.95%, 6/20/2012	500	507	6.15%, 3/1/2013	250	272
5.63%, 1/9/2012	500	530	Oncor Electric Delivery Co LLC
Regions Bank/Birmingham AL			5.95%, 9/1/2013	1,250	1,365
3.25%, 12/9/2011	500	519	Virginia Electric and Power Co
SunTrust Bank/Atlanta GA			5.10%, 11/30/2012	800	871
3.00%, 11/16/2011	1,000	1,032			$ 4,391
Wells Fargo & Co			Environmental Control - 0.61%
3.63%, 4/15/2015	750	744	Allied Waste North America Inc
4.38%, 1/31/2013	750	792	5.75%, 2/15/2011	500	519
Westpac Banking Corp
2.25%, 11/19/2012	750	755	Finance - Mortgage Loan/Banker - 8.60%
		$ 10,726	Fannie Mae
Beverages - 1.61%			1.88%, 4/20/2012	1,000	1,013
Anheuser-Busch InBev Worldwide Inc			1.88%, 10/29/2012	750	750
2.50%, 3/26/2013(a)	500	501	2.00%, 1/9/2012	1,500	1,523
7.20%, 1/15/2014(a)	750	859	2.63%, 11/20/2014	1,000	1,000
		$ 1,360	4.88%, 5/18/2012	810	871
Chemicals - 1.19%			Freddie Mac
Air Products & Chemicals Inc			1.75%, 6/15/2012	500	505
4.15%, 2/1/2013	200	209	5.75%, 1/15/2012	1,500	1,623
EI du Pont de Nemours & Co					$ 7,285
3.25%, 1/15/2015	250	252	Food - 0.64%
5.00%, 7/15/2013	500	541	Kellogg Co
		$ 1,002	5.13%, 12/3/2012	500	542
Commercial Services - 1.65%
ERAC USA Finance LLC			Healthcare - Services - 0.50%
5.80%, 10/15/2012(a)	500	540	UnitedHealth Group Inc
Western Union Co/The			4.88%, 2/15/2013	400	428
5.40%, 11/17/2011	800	855
		$ 1,395	Home Equity Asset Backed Securities - 3.12%
Computers - 1.83%			Aegis Asset Backed Securities Trust
Hewlett-Packard Co			0.73%, 3/25/2035(b)	1,165	1,133
4.25%, 2/24/2012	750	793	Bayview Financial Acquisition Trust
International Business Machines Corp			6.04%, 11/28/2036	559	565
2.10%, 5/6/2013	750	755	Home Equity Asset Trust
		$ 1,548	0.68%, 10/25/2035(b)	556	547
Consumer Products - 0.13%			Mastr Asset Backed Securities Trust
Clorox Co			0.31%, 11/25/2036(b)	401	399
5.00%, 3/1/2013	100	108			$ 2,644
			Insurance - 4.96%
Diversified Financial Services - 9.09%			Berkshire Hathaway Inc
American Express Credit Corp			2.13%, 2/11/2013	1,250	1,260
5.88%, 5/2/2013	1,000	1,083	Fidelity National Financial Inc
American Honda Finance Corp			7.30%, 8/15/2011	600	619
3.50%, 3/16/2015(a)	250	249	Metropolitan Life Global Funding I
4.63%, 4/2/2013(a)	1,000	1,058	5.13%, 6/10/2014(a)	750	794
See accompanying notes			139

Schedule of Investments
Short-Term Income Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Insurance (continued)			Mortgage Backed Securities (continued)
New York Life Global Funding			Lehman Mortgage Trust
2.25%, 12/14/2012(a)	$ 750	$ 754	5.75%, 4/25/2036	$ 713	$ 705
Prudential Financial Inc			Residential Asset Securitization Trust
3.63%, 9/17/2012	750	772	6.00%, 5/25/2036	470	267
		$ 4,199	Residential Funding Mortgage Securities I
Iron & Steel - 1.45%			5.50%, 9/25/2036	532	461
Nucor Corp			Wells Fargo Mortgage Backed Securities Trust
5.00%, 12/1/2012	1,125	1,227	5.50%, 5/25/2035	894	899
			5.75%, 10/25/2036(b)	445	444
Manufactured Housing Asset Backed Securities -					$ 17,729
0.11%			Oil & Gas - 1.66%
Green Tree Financial Corp			Apache Corp
7.70%, 9/15/2026(c)	65	52	6.25%, 4/15/2012	600	655
Mid-State Trust			Statoil ASA
8.33%, 4/1/2030(c)	40	41	2.90%, 10/15/2014	750	750
		$ 93			$ 1,405
Media - 1.23%			Oil & Gas Services - 1.06%
Time Warner Cable Inc			Smith International Inc
5.40%, 7/2/2012	500	537	8.63%, 3/15/2014	750	894
Walt Disney Co/The
4.70%, 12/1/2012	475	512	Other Asset Backed Securities - 0.55%
		$ 1,049	Green Tree Home Improvement Loan Trust
Mining - 0.61%			7.45%, 9/15/2025(c)	7	5
Vulcan Materials Co			Merrill Lynch First Franklin Mortgage Loan Trust
5.60%, 11/30/2012	475	513	0.95%, 10/25/2037(b)	481	463
					$ 468
Miscellaneous Manufacturing - 0.50%			Pharmaceuticals - 1.53%
Honeywell International Inc			Novartis Capital Corp
4.25%, 3/1/2013	400	423	2.90%, 4/24/2015	500	497
			Pfizer Inc
Mortgage Backed Securities - 20.93%			4.45%, 3/15/2012	750	795
Banc of America Funding Corp					$ 1,292
0.32%, 7/20/2036(b)	792	775	Real Estate - 0.94%
5.75%, 3/25/2036	656	612	WCI Finance LLC / WEA Finance LLC
Banc of America Mortgage Securities Inc			5.40%, 10/1/2012(a)	750	795
4.75%, 8/25/2033	120	121
4.75%, 2/25/2035	590	593	REITS - 6.18%
5.00%, 2/25/2020	785	781	Arden Realty LP
5.00%, 5/25/2034	777	784	5.25%, 3/1/2015	250	260
5.25%, 10/25/2034	552	561	AvalonBay Communities Inc
Chase Mortgage Finance Corp			5.50%, 1/15/2012	750	790
5.50%, 5/25/2035	244	219	Duke Realty LP
Citicorp Mortgage Securities Inc			6.25%, 5/15/2013	750	790
4.50%, 9/25/2034(b)	423	420	ERP Operating LP
5.25%, 2/25/2035	768	787	5.50%, 10/1/2012	700	742
5.50%, 12/25/2033	258	260	Health Care REIT Inc
Countrywide Alternative Loan Trust			5.88%, 5/15/2015	750	787
6.00%, 2/25/2017	337	344	6.00%, 11/15/2013	725	773
Countrywide Home Loan Mortgage Pass Through			Nationwide Health Properties Inc
Trust			6.25%, 2/1/2013	250	266
4.50%, 8/25/2033	483	490	6.50%, 7/15/2011	800	827
5.00%, 11/25/2018	1,131	1,147			$ 5,235
5.00%, 6/25/2034	959	959	Retail - 0.90%
5.00%, 8/25/2034	701	706	Wal-Mart Stores Inc
5.50%, 10/25/2035	120	120	2.88%, 4/1/2015	250	250
Credit Suisse First Boston Mortgage Securities Corp			3.20%, 5/15/2014	500	513
6.00%, 12/25/2033	242	209			$ 763
Fannie Mae			Savings & Loans - 0.00%
5.00%, 11/25/2035	310	331	Washington Mutual Bank / Henderson NV
6.00%, 2/25/2031	1,578	1,666	0.00%, 1/15/2013(d)	200	1
Freddie Mac
4.50%, 5/15/2030	461	467	Software - 1.09%
5.50%, 10/15/2027	454	461	Microsoft Corp
6.00%, 9/15/2029	608	629	2.95%, 6/1/2014	500	508
Ginnie Mae			Oracle Corp
4.50%, 8/20/2032	190	199	3.75%, 7/8/2014	400	417
GSR Mortgage Loan Trust					$ 925
5.00%, 8/25/2019	952	977
6.00%, 6/25/2036	378	335
See accompanying notes			140

Schedule of Investments
Short-Term Income Account
March 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	REPURCHASE AGREEMENTS - 0.42%	(000's)	(000's)
Telecommunications - 1.87%			Banks - 0.42%
America Movil SA de CV			Investment in Joint Trading Account; Bank of	$ 80 $	80
5.50%, 3/1/2014	$ 250	$ 270	America Repurchase Agreement; 0.01% dated
AT&T Inc			03/31/10 maturing 04/01/10 (collateralized by
4.95%, 1/15/2013	475	510	Sovereign Agency Issues; $81,780; 0.00% -
Verizon New Jersey Inc			4.63%; dated 06/25/10 - 10/15/15)
5.88%, 1/17/2012	750	799	Investment in Joint Trading Account; Credit Suisse	160	160
		$ 1,579	Repurchase Agreement; -0.01% dated 03/31/10
Textiles - 0.60%			maturing 04/01/10 (collateralized by US
Mohawk Industries Inc			Treasury Notes; $163,559; 0.00% - 5.50%;
7.20%, 4/15/2012	475	507	dated 03/03/10 - 10/05/29)
			Investment in Joint Trading Account; Deutsche Bank	30	30
Transportation - 0.51%			Repurchase Agreement; 0.02% dated 03/31/10
United Parcel Service Inc			maturing 04/01/10 (collateralized by Sovereign
4.50%, 1/15/2013	400	428	Agency Issues; $30,667; 1.13% - 3.75%; dated
			09/09/11 - 03/09/12)
Water - 0.95%			Investment in Joint Trading Account; Morgan Stanley	86	86
Veolia Environnement			Repurchase Agreement; 0.01% dated 03/31/10
5.25%, 6/3/2013	750	805	maturing 04/01/10 (collateralized by Sovereign
			Agency Issues; $87,504; 0.00% - 5.85%; dated
TOTAL BONDS		$ 81,461	03/03/10 - 02/19/25)
	Principal			$ 356
U.S. GOVERNMENT & GOVERNMENT	Amount	Value	TOTAL REPURCHASE AGREEMENTS	$ 356
AGENCY OBLIGATIONS - 5.36%	(000's)	(000's)	Total Investments	$ 86,359
Federal Home Loan Mortgage Corporation			Liabilities in Excess of Other Assets, Net -
(FHLMC) - 0.10%			(1.96)%	$ (1,663)
3.01%, 11/1/2021(b),(e)	$ 4	$ 4	TOTAL NET ASSETS - 100.00%	$ 84,696
6.00%, 5/1/2017(e)	71	77
9.50%, 8/1/2016(e)	4	5
		$ 86	(a)	Security exempt from registration under Rule 144A of the Securities Act of
Federal National Mortgage Association (FNMA) -			1933. These securities may be resold in transactions exempt from
0.18%			registration, normally to qualified institutional buyers. Unless otherwise
2.67%, 11/1/2032(b),(e)	19	20	indicated, these securities are not considered illiquid. At the end of the
3.05%, 11/1/2022(b),(e)	1	1	period, the value of these securities totaled $8,429 or 9.95% of net assets.
4.64%, 11/1/2035(b),(e)	7	7	(b)	Variable Rate. Rate shown is in effect at March 31, 2010
4.78%, 1/1/2019(b),(e)	1	1	(c) Security is Illiquid
5.61%, 4/1/2019(b),(e)	3	3	(d) Non-Income Producing Security
6.50%, 1/1/2014(e)	16	17	(e)	This entity was put into conservatorship by the US Government in 2008.
6.50%, 1/1/2014(e)	19	20	See Notes to Financial Statements for additional information.
8.00%, 5/1/2027(e)	63	71	(f)	Security or a portion of the security was pledged to cover margin
8.50%, 11/1/2017(e)	7	8	requirements for futures contracts. At the end of the period, the value of
		$ 148	these securities totaled $75 or 0.09% of net assets.
Government National Mortgage Association
(GNMA) - 0.11%
8.00%, 8/15/2012	1	1	Unrealized Appreciation (Depreciation)
9.00%, 12/15/2020	6	8	The net federal income tax unrealized appreciation (depreciation) and federal tax
9.00%, 4/20/2025	1	1	cost of investments held by the fund as of the period end were as follows:
10.00%, 9/15/2018	4	5
10.00%, 9/15/2018	4	5	Unrealized Appreciation	$ 1,986
10.00%, 2/15/2019	30	35	Unrealized Depreciation		(698)
10.00%, 5/15/2020	14	16	Net Unrealized Appreciation (Depreciation)	$ 1,288
10.00%, 6/15/2020	10	11	Cost for federal income tax purposes	$ 85,071
10.00%, 12/15/2020	1	1	All dollar amounts are shown in thousands (000's)
10.00%, 2/15/2025	5	6
10.00%, 4/15/2025	1	2
11.00%, 12/15/2015	2	2
11.00%, 12/15/2015	3	3
		$ 96
U.S. Treasury - 4.97%
0.88%, 12/31/2010(f)	150	151
1.38%, 5/15/2012	1,000	1,006
1.75%, 1/31/2014	2,000	1,977
4.75%, 5/31/2012	1,000	1,078
		$ 4,212
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS		$ 4,542

See accompanying notes			141

Schedule of Investments
Short-Term Income Account
March 31, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		34 .27%
Mortgage Securities		21 .32%
Government		13 .57%
Consumer, Non-cyclical		7 .32%
Utilities		6 .13%
Asset Backed Securities		3 .78%
Basic Materials		3 .25%
Communications		3 .10%
Technology		2 .92%
Energy		2 .71%
Industrial		2 .09%
Consumer, Cyclical		1 .50%
Liabilities in Excess of Other Assets, Net		(1 .96)%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		6 .78%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; June 2010	Short	50 $	5,770	$ 5,742	$ 28
$ 28

All dollar amounts are shown in thousands (000's)

See accompanying notes		142

Schedule of Investments
SmallCap Blend Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 97.55%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 0.21%			Commercial Services - 6.83%
inVentiv Health Inc (a)	5,230 $	117	Aaron's Inc	7,120 $	237
			ABM Industries Inc	10,180	216
Aerospace & Defense - 2.22%			Advance America Cash Advance Centers Inc	14,210	83
Esterline Technologies Corp (a)	8,715	431	American Public Education Inc (a)	2,510	117
Moog Inc (a)	4,710	167	CBIZ Inc (a)	19,180	126
Teledyne Technologies Inc (a)	5,759	237	Coinstar Inc (a)	6,170	201
Triumph Group Inc	5,570	390	Corinthian Colleges Inc (a)	7,900	139
	$ 1,225		Cornell Cos Inc (a)	10,839	198
Apparel - 2.95%			Emergency Medical Services Corp (a)	6,070	343
Carter's Inc (a)	5,690	172	Global Cash Access Holdings Inc (a)	26,690	218
G-III Apparel Group Ltd (a)	5,691	157	Grand Canyon Education Inc (a)	3,360	88
Jones Apparel Group Inc	8,440	160	Healthcare Services Group Inc	10,520	236
Steven Madden Ltd (a)	6,876	336	Kenexa Corp (a)	1,590	22
True Religion Apparel Inc (a)	13,510	410	Kforce Inc (a)	10,980	167
Warnaco Group Inc/The (a)	8,246	393	On Assignment Inc (a)	10,470	75
	$ 1,628		Parexel International Corp (a)	16,530	385
Automobile Parts & Equipment - 0.87%			Providence Service Corp/The (a)	4,750	72
ArvinMeritor Inc (a)	4,110	55	Rent-A-Center Inc/TX (a)	6,790	161
ATC Technology Corp/IL (a)	3,710	64	Steiner Leisure Ltd (a)	4,160	184
Dana Holding Corp (a)	7,800	93	TeleTech Holdings Inc (a)	5,100	87
Dorman Products Inc (a)	4,080	77	TNS Inc (a)	6,926	154
Tenneco Inc (a)	5,860	138	Towers Watson & Co	3,800	181
Wonder Auto Technology Inc (a)	4,621	49	Valassis Communications Inc (a)	2,760	77
	$ 476			$ 3,767
Banks - 5.41%			Computers - 1.65%
Banco Latinoamericano de Comercio Exterior SA	15,160	218	CACI International Inc (a)	2,790	136
Bancorp Inc/DE (a)	8,407	75	Insight Enterprises Inc (a)	10,910	157
Bank of Hawaii Corp	6,891	310	Rimage Corp (a)	3,690	53
Camden National Corp	1,888	61	Super Micro Computer Inc (a)	8,520	147
City Holding Co	6,150	211	SYKES Enterprises Inc (a)	6,880	157
Community Bank System Inc	10,410	237	Syntel Inc	4,520	174
Community Trust Bancorp Inc	2,820	76	Unisys Corp (a)	2,340	82
First Bancorp/Troy NC	4,520	61		$ 906
First Interstate Bancsystem Inc	3,707	60	Consumer Products - 1.52%
Iberiabank Corp	2,890	173	American Greetings Corp	12,630	263
Independent Bank Corp/Rockland MA	5,210	128	Central Garden and Pet Co - A Shares (a)	21,340	195
NBT Bancorp Inc	7,860	180	Ennis Inc	5,290	86
Prosperity Bancshares Inc	9,970	409	Helen of Troy Ltd (a)	4,010	105
Renasant Corp	5,020	81	Tupperware Brands Corp	3,830	185
Signature Bank/New York NY (a)	3,660	136		$ 834
Simmons First National Corp	2,230	61	Distribution & Wholesale - 0.93%
Tompkins Financial Corp	2,266	83	Beacon Roofing Supply Inc (a)	11,910	228
Trustmark Corp	11,390	278	Brightpoint Inc (a)	10,540	79
United Bankshares Inc	5,500	144	Core-Mark Holding Co Inc (a)	2,190	67
	$ 2,982		United Stationers Inc (a)	2,370	140
Biotechnology - 3.82%				$ 514
Acorda Therapeutics Inc (a)	2,320	79	Diversified Financial Services - 1.54%
Affymax Inc (a)	3,380	79	Calamos Asset Management Inc	7,000	100
Arqule Inc (a)	17,570	101	Encore Capital Group Inc (a)	4,660	77
Bio-Rad Laboratories Inc (a)	1,950	202	Evercore Partners Inc - Class A	4,412	132
Celldex Therapeutics Inc (a)	14,130	87	KBW Inc (a)	9,510	256
Cubist Pharmaceuticals Inc (a)	10,877	245	National Financial Partners Corp (a)	1,629	23
Cytokinetics Inc (a)	25,178	81	Piper Jaffray Cos (a)	2,380	96
Exelixis Inc (a)	10,510	64	SWS Group Inc	14,260	165
Human Genome Sciences Inc (a)	16,093	486		$ 849
Incyte Corp (a)	27,760	387	Electric - 2.14%
Ligand Pharmaceuticals Inc (a)	34,120	60	Avista Corp	17,580	364
OncoGenex Pharmaceutical Inc (a)	4,244	87	IDACORP Inc	5,190	180
Vical Inc (a)	25,283	85	NorthWestern Corp	10,990	294
XOMA Ltd (a)	110,400	63	Unisource Energy Corp	10,840	341
	$ 2,106			$ 1,179
Chemicals - 2.48%			Electrical Components & Equipment - 0.54%
HB Fuller Co	8,730	203	EnerSys (a)	7,580	187
Innophos Holdings Inc	12,530	350	Fushi Copperweld Inc (a)	9,703	109
Olin Corp	21,480	421		$ 296
Sensient Technologies Corp	5,750	167	Electronics - 2.83%
Stepan Co	1,970	110	Benchmark Electronics Inc (a)	18,230	378
WR Grace & Co (a)	4,150	115	Brady Corp	4,420	138
	$ 1,366		Checkpoint Systems Inc (a)	4,530	100

See accompanying notes			143

Schedule of Investments
SmallCap Blend Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Electronics (continued)			Insurance (continued)
CTS Corp	9,800 $	93	Radian Group Inc	4,620 $	72
LaBarge Inc (a)	5,174	57	StanCorp Financial Group Inc	3,590	171
Multi-Fineline Electronix Inc (a)	5,690	147	Symetra Financial Corp (a)	6,283	83
OSI Systems Inc (a)	3,500	98	Unitrin Inc	2,430	68
Park Electrochemical Corp	3,870	111	Validus Holdings Ltd	4,500	124
Rofin-Sinar Technologies Inc (a)	7,510	170		$ 1,911
Watts Water Technologies Inc	3,450	107	Internet - 2.40%
Woodward Governor Co	5,070	162	Art Technology Group Inc (a)	39,178	173
	$ 1,561		Earthlink Inc	31,770	271
Engineering & Contruction - 1.32%			j2 Global Communications Inc (a)	14,630	342
EMCOR Group Inc (a)	14,262	351	Perficient Inc (a)	8,290	93
Exponent Inc (a)	2,680	77	S1 Corp (a)	22,850	135
Insituform Technologies Inc (a)	8,120	216	TIBCO Software Inc (a)	28,410	307
Sterling Construction Co Inc (a)	5,210	82		$ 1,321
	$ 726		Investment Companies - 1.06%
Entertainment - 0.84%			Allied Capital Corp (a)	10,280	51
Bally Technologies Inc (a)	8,510	345	Ares Capital Corp	20,530	305
National CineMedia Inc	6,990	121	Hercules Technology Growth Capital Inc	16,428	174
	$ 466		PennantPark Investment Corp	5,538	57
Environmental Control - 0.28%				$ 587
Tetra Tech Inc (a)	6,590	152	Iron & Steel - 0.10%
			Schnitzer Steel Industries Inc	1,110	58
Food - 1.73%
American Italian Pasta Co (a)	8,940	347	Leisure Products & Services - 0.33%
Diamond Foods Inc	4,820	203	Polaris Industries Inc	3,620	185
Fresh Del Monte Produce Inc (a)	5,010	101
Seneca Foods Corp (a)	2,570	75	Machinery - Diversified - 2.52%
TreeHouse Foods Inc (a)	5,220	229	Alamo Group Inc	3,450	69
	$ 955		Altra Holdings Inc (a)	6,140	84
Forest Products & Paper - 0.29%			Applied Industrial Technologies Inc	7,640	190
Glatfelter	11,020	160	Briggs & Stratton Corp	15,320	299
			Chart Industries Inc (a)	14,490	290
Gas - 0.26%			Middleby Corp (a)	4,720	272
WGL Holdings Inc	4,210	146	Wabtec Corp/DE	4,460	188
				$ 1,392
Hand & Machine Tools - 0.92%			Media - 0.29%
Franklin Electric Co Inc	3,450	103	Journal Communications Inc (a)	14,000	59
Regal-Beloit Corp	6,780	403	Scholastic Corp	3,540	99
	$ 506			$ 158
Healthcare - Products - 2.82%			Metal Fabrication & Hardware - 0.51%
American Medical Systems Holdings Inc (a)	17,950	333	CIRCOR International Inc	2,890	96
Immucor Inc (a)	19,890	445	Dynamic Materials Corp	7,630	119
Integra LifeSciences Holdings Corp (a)	2,390	105	LB Foster Co (a)	2,390	69
Merit Medical Systems Inc (a)	8,890	136		$ 284
Orthofix International NV (a)	3,950	144	Mining - 0.56%
PSS World Medical Inc (a)	16,640	391	Hecla Mining Co (a)	24,360	133
	$ 1,554		Kaiser Aluminum Corp	4,650	179
Healthcare - Services - 3.50%				$ 312
Amedisys Inc (a)	5,984	330	Miscellaneous Manufacturing - 2.12%
Ensign Group Inc/The	7,170	124	Actuant Corp	16,230	317
Gentiva Health Services Inc (a)	4,820	136	Ameron International Corp	1,510	95
ICON PLC ADR(a)	8,160	215	AO Smith Corp	4,390	231
LHC Group Inc (a)	7,180	241	Brink's Co/The	7,060	199
Magellan Health Services Inc (a)	9,680	421	ESCO Technologies Inc	4,650	148
Odyssey HealthCare Inc (a)	5,520	100	Koppers Holdings Inc	6,337	180
Psychiatric Solutions Inc (a)	5,240	156		$ 1,170
RehabCare Group Inc (a)	7,640	208	Oil & Gas - 2.65%
	$ 1,931		Arena Resources Inc (a)	3,670	123
Home Furnishings - 0.86%			Berry Petroleum Co	6,560	185
Tempur-Pedic International Inc (a)	15,660	472	Concho Resources Inc/Midland TX (a)	4,250	214
			Mariner Energy Inc (a)	20,140	301
Insurance - 3.46%			Petroquest Energy Inc (a)	53,780	271
Aspen Insurance Holdings Ltd	10,480	302	Swift Energy Co (a)	12,017	369
Delphi Financial Group Inc	12,260	308		$ 1,463
eHealth Inc (a)	4,990	79	Oil & Gas Services - 1.60%
Flagstone Reinsurance Holdings Ltd	8,510	97	Dril-Quip Inc (a)	3,980	242
Max Capital Group Ltd	8,920	205	Lufkin Industries Inc	4,800	380
OneBeacon Insurance Group Ltd	3,770	65	RPC Inc	12,540	140
Platinum Underwriters Holdings Ltd	9,080	337

See accompanying notes			144

Schedule of Investments
SmallCap Blend Account
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Oil & Gas Services (continued)			Semiconductors (continued)
T-3 Energy Services Inc (a)	5,030 $	124	Diodes Inc (a)	4,510 $	101
	$ 886		Entegris Inc (a)	44,040	222
Packaging & Containers - 1.42%			Hittite Microwave Corp (a)	5,820	256
Bway Holding Co (a)	6,050	122	IXYS Corp (a)	13,220	113
Rock-Tenn Co	8,020	365	Kopin Corp (a)	20,660	76
Silgan Holdings Inc	4,990	300	Micrel Inc	9,220	98
	$ 787		Microsemi Corp (a)	9,890	172
Pharmaceuticals - 2.60%			PMC - Sierra Inc (a)	21,390	191
Alexza Pharmaceuticals Inc (a)	23,186	62	Silicon Laboratories Inc (a)	4,910	234
Catalyst Health Solutions Inc (a)	9,420	390	Skyworks Solutions Inc (a)	27,230	425
China Sky One Medical Inc (a)	3,330	52		$ 2,101
Cornerstone Therapeutics Inc (a)	7,223	46	Software - 3.85%
Dyax Corp (a)	21,090	72	ACI Worldwide Inc (a)	5,940	122
Orexigen Therapeutics Inc (a)	23,050	136	Actuate Corp (a)	14,450	81
Par Pharmaceutical Cos Inc (a)	5,610	139	ArcSight Inc (a)	10,370	292
Perrigo Co	4,530	266	CSG Systems International Inc (a)	5,110	107
SXC Health Solutions Corp (a)	1,070	72	Double-Take Software Inc (a)	6,210	55
Vivus Inc (a)	18,270	159	Informatica Corp (a)	7,880	212
XenoPort Inc (a)	4,800	45	JDA Software Group Inc (a)	6,528	181
	$ 1,439		Mantech International Corp (a)	3,910	191
REITS - 4.65%			MicroStrategy Inc (a)	1,990	169
BioMed Realty Trust Inc	9,530	158	Pegasystems Inc	6,020	223
CBL & Associates Properties Inc	20,110	276	Quest Software Inc (a)	10,990	195
Chimera Investment Corp	49,803	194	SYNNEX Corp (a)	9,900	293
Entertainment Properties Trust	3,620	149		$ 2,121
Essex Property Trust Inc	2,380	214	Telecommunications - 4.46%
Getty Realty Corp	3,190	75	3Com Corp (a)	78,350	603
Hersha Hospitality Trust	24,187	125	Anaren Inc (a)	4,910	70
Inland Real Estate Corp	20,910	191	Arris Group Inc (a)	21,599	259
Kilroy Realty Corp	11,950	368	Consolidated Communications Holdings Inc	12,940	245
NorthStar Realty Finance Corp	20,650	87	InterDigital Inc (a)	7,810	218
PS Business Parks Inc	2,070	111	MasTec Inc (a)	7,900	100
Saul Centers Inc	3,890	161	Oplink Communications Inc (a)	4,320	80
Universal Health Realty Income Trust	2,100	74	PAETEC Holding Corp (a)	19,730	92
Urstadt Biddle Properties Inc	4,739	75	Polycom Inc (a)	7,470	228
Washington Real Estate Investment Trust	10,120	309	Premiere Global Services Inc (a)	16,660	138
	$ 2,567		SAVVIS Inc (a)	12,840	212
Retail - 7.00%			Symmetricom Inc (a)	11,580	68
Asbury Automotive Group Inc (a)	13,300	177	Syniverse Holdings Inc (a)	7,530	147
Barnes & Noble Inc	9,440	204		$ 2,460
Big 5 Sporting Goods Corp	8,230	125	Transportation - 2.12%
Cash America International Inc	5,720	226	Atlas Air Worldwide Holdings Inc (a)	6,300	334
DineEquity Inc (a)	3,380	134	Bristow Group Inc (a)	3,340	126
Dress Barn Inc (a)	14,540	380	Heartland Express Inc	19,050	314
Einstein Noah Restaurant Group Inc (a)	3,843	47	HUB Group Inc (a)	10,526	295
First Cash Financial Services Inc (a)	3,840	83	Marten Transport Ltd (a)	5,250	104
Jo-Ann Stores Inc (a)	8,880	373		$ 1,173
JOS A Bank Clothiers Inc (a)	2,370	130	Trucking & Leasing - 0.23%
PF Chang's China Bistro Inc (a)	5,170	228	TAL International Group Inc	6,270	125
Pier 1 Imports Inc (a)	16,920	108
Ruby Tuesday Inc (a)	31,250	330	TOTAL COMMON STOCKS	$ 53,812
Sally Beauty Holdings Inc (a)	20,280	181		Principal
Stage Stores Inc	10,590	163		Amount	Value
Texas Roadhouse Inc (a)	24,120	335	REPURCHASE AGREEMENTS - 2.37%	(000's)	(000's)
Tractor Supply Co	3,180	185	Banks - 2.37%
Wet Seal Inc/The (a)	45,627	217	Investment in Joint Trading Account; Bank of	$ 295 $	295
World Fuel Services Corp	8,660	231	America Repurchase Agreement; 0.01% dated
	$ 3,857		03/31/10 maturing 04/01/10 (collateralized by
Savings & Loans - 1.05%			Sovereign Agency Issues; $300,656; 0.00% -
Dime Community Bancshares	5,480	69	4.63%; dated 06/25/10 - 10/15/15)
ESSA Bancorp Inc	6,050	76	Investment in Joint Trading Account; Credit Suisse	590	589
Flushing Financial Corp	8,108	102	Repurchase Agreement; -0.01% dated 03/31/10
Investors Bancorp Inc (a)	6,720	89	maturing 04/01/10 (collateralized by US
OceanFirst Financial Corp	6,140	70	Treasury Notes; $601,313; 0.00% - 5.50%;
Provident Financial Services Inc	7,870	94	dated 03/03/10 - 10/05/29)
United Financial Bancorp Inc	5,840	81
	$ 581
Semiconductors - 3.81%
Cabot Microelectronics Corp (a)	5,630	213

See accompanying notes			145

Schedule of Investments
SmallCap Blend Account
March 31, 2010 (unaudited)

Principal
	Amount	Value
REPURCHASE AGREEMENTS (continued)	(000's)	(000's)
Banks (continued)
Investment in Joint Trading Account; Deutsche Bank $	111 $	111
Repurchase Agreement; 0.02% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $112,747; 1.13% - 3.75%; dated
09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan Stanley	315	315
Repurchase Agreement; 0.01% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $321,702; 0.00% - 5.85%; dated
03/03/10 - 02/19/25)
$ 1,310
TOTAL REPURCHASE AGREEMENTS	$ 1,310
Total Investments	$ 55,122
Other Assets in Excess of Liabilities, Net - 0.08%	$ 43
TOTAL NET ASSETS - 100.00%	$ 55,165

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 12,397
Unrealized Depreciation		(1,785)
Net Unrealized Appreciation (Depreciation)	$ 10,612
Cost for federal income tax purposes	$ 44,510
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		22 .82%
Financial		19 .54%
Industrial		17 .02%
Consumer, Cyclical		13 .78%
Technology		9 .31%
Communications		7 .36%
Energy		4 .25%
Basic Materials		3 .44%
Utilities		2 .40%
Other Assets in Excess of Liabilities, Net		0 .08%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		1 .10%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	9 $	605	$ 609	$ 4
$ 4

All dollar amounts are shown in thousands (000's)

See accompanying notes		146

Schedule of Investments
SmallCap Growth Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 96.69%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 0.18%			Banks (continued)
APAC Customer Services Inc (a)	1,135 $	7	Bank of the Ozarks Inc	38 $	1
inVentiv Health Inc (a)	499	11	Bridge Bancorp Inc	227	5
Marchex Inc	489	3	Bryn Mawr Bank Corp	56	1
Valuevision Media Inc (a)	38,281	127	Cardinal Financial Corp	597	6
	$ 148		Cathay General Bancorp	1,176	14
Aerospace & Defense - 0.74%			Citizens Holding Co	43	1
AAR Corp (a)	147	4	City Holding Co	66	2
Aerovironment Inc (a)	410	11	CNB Financial Corp/PA	181	3
Argon ST Inc (a)	526	14	First Financial Bankshares Inc	326	17
Astronics Corp (a)	341	3	First of Long Island Corp/The	37	1
Cubic Corp	479	17	Great Southern Bancorp Inc	101	2
Esterline Technologies Corp (a)	8,893	439	Hancock Holding Co	168	7
GenCorp Inc (a)	2,300	13	Iberiabank Corp	3,351	201
HEICO Corp	596	31	Orrstown Financial Services Inc	107	3
Kaman Corp	680	17	Park National Corp	28	2
LMI Aerospace Inc (a)	192	3	Penns Woods Bancorp Inc	98	3
National Presto Industries Inc	124	15	PrivateBancorp Inc	894	12
Orbital Sciences Corp (a)	1,459	28	Republic Bancorp Inc/KY	41	1
Teledyne Technologies Inc (a)	363	15	Signature Bank/New York NY (a)	7,094	262
	$ 610		Southside Bancshares Inc	132	3
Agriculture - 0.06%			Suffolk Bancorp	291	9
Alliance One International Inc (a)	2,076	11	SVB Financial Group (a)	7,435	347
Cadiz Inc (a)	592	8	SY Bancorp Inc	206	5
Tejon Ranch Co (a)	280	8	Texas Capital Bancshares Inc (a)	28,536	542
Universal Corp/VA	83	4	Tompkins Financial Corp	150	5
Vector Group Ltd	1,004	15	Trustco Bank Corp NY	1,282	8
	$ 46		Westamerica Bancorporation	478	28
Airlines - 1.04%			Wilshire Bancorp Inc	55	1
AirTran Holdings Inc (a)	74,039	376		$ 1,508
Allegiant Travel Co (a)	6,762	391	Beverages - 0.06%
Hawaiian Holdings Inc (a)	1,589	12	Boston Beer Co Inc (a)	256	13
Republic Airways Holdings Inc (a)	306	2	Coca-Cola Bottling Co Consolidated	187	11
UAL Corp (a)	4,063	79	National Beverage Corp	246	3
			Peet's Coffee & Tea Inc (a)	338	13
	$ 860
Apparel - 3.61%				$ 40
Carter's Inc (a)	1,326	40	Biotechnology - 3.66%
CROCS Inc (a)	36,687	322	3SBio Inc ADR(a)	23,587	292
Deckers Outdoor Corp (a)	390	54	Acorda Therapeutics Inc (a)	983	34
G-III Apparel Group Ltd (a)	16,203	447	Affymax Inc (a)	529	12
Maidenform Brands Inc (a)	20,939	457	Alnylam Pharmaceuticals Inc (a)	934	16
Oxford Industries Inc	381	8	AMAG Pharmaceuticals Inc (a)	3,146	110
Skechers U.S.A. Inc (a)	10,755	390	American Oriental Bioengineering Inc (a)	998	4
Steven Madden Ltd (a)	11,992	585	Arena Pharmaceuticals Inc (a)	27,534	85
Timberland Co/The (a)	831	18	Arqule Inc (a)	999	6
True Religion Apparel Inc (a)	753	23	BioCryst Pharmaceuticals Inc (a)	1,094	7
Under Armour Inc (a)	985	29	Cambrex Corp (a)	1,209	5
Volcom Inc (a)	561	11	Celera Corp (a)	762	5
Warnaco Group Inc/The (a)	11,946	570	Cell Therapeutics Inc (a)	14,853	8
Wolverine World Wide Inc	1,464	43	Cubist Pharmaceuticals Inc (a)	1,754	40
			Curis Inc (a)	3,369	10
	$ 2,997		Cytokinetics Inc (a)	1,951	6
Force Automobile Protection Manufacturers Inc (a) - 0.02%	2,154	13	Discovery Laboratories Inc (a)	5,755	3
			Emergent Biosolutions Inc (a)	726	12
			Enzo Biochem Inc (a)	1,089	7
ATC Automobile Technology Parts Corp/IL & Equipment (a) - 1.82%	451	8	Enzon Pharmaceuticals Inc (a)	1,379	14
China Automotive Systems Inc (a)	192	4	Exelixis Inc (a)	3,242	20
			Halozyme Therapeutics Inc (a)	1,749	14
Dorman Cooper Tire Products & Rubber Inc (a) Co	12,674 84	241 2	Harvard Bioscience Inc (a)	1,040	4
Exide Technologies (a)	51,500	296	Human Genome Sciences Inc (a)	28,685	866
Fuel Systems Solutions Inc (a)	352	11	Idera Pharmaceuticals Inc (a)	961	6
Modine Manufacturing Co (a)	20,376	229	Illumina Inc (a)	5,491	214
			Immunogen Inc (a)	33,033	267
Westport Standard Motor Innovations Products Inc Inc (a)	20,544 435	339 4	Immunomedics Inc (a)	2,918	10
Wonder Auto Technology Inc (a)	36,020	381	Incyte Corp (a)	2,248	31
			InterMune Inc (a)	2,764	124
	$ 1,515		Martek Biosciences Corp (a)	265	6
Banks - 1.82%			Medicines Co/The (a)	1,700	13
Ames National Corp	133	3	Micromet Inc (a)	37,592	304
Arrow Financial Corp	258	7	Momenta Pharmaceuticals Inc (a)	1,015	15
Bank of Marin Bancorp	180	6	Nanosphere Inc (a)	571	3
See accompanying notes			147

Schedule of Investments
SmallCap Growth Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Biotechnology (continued)			Commercial Services (continued)
Novavax Inc (a)	3,203 $	7	Gartner Inc (a)	2,019 $	45
PDL BioPharma Inc	3,638	23	Geo Group Inc/The (a)	1,263	25
Regeneron Pharmaceuticals Inc (a)	13,725	363	Global Cash Access Holdings Inc (a)	1,522	12
Repligen Corp (a)	1,367	6	Grand Canyon Education Inc (a)	408	11
Sangamo Biosciences Inc (a)	1,978	11	Great Lakes Dredge & Dock Corp	1,664	9
Seattle Genetics Inc (a)	2,506	30	Healthcare Services Group Inc	1,119	25
Sequenom Inc (a)	1,590	10	Heartland Payment Systems Inc	1,118	21
SuperGen Inc (a)	1,689	5	Hill International Inc (a)	979	6
Zymogenetics Inc (a)	2,118	12	HMS Holdings Corp (a)	788	40
	$ 3,040		Huron Consulting Group Inc (a)	665	14
Building Materials - 0.31%			ICF International Inc (a)	508	13
AAON Inc	556	13	K12 Inc (a)	609	13
Apogee Enterprises Inc	85	1	Kendle International Inc (a)	140	2
Drew Industries Inc (a)	507	11	Kenexa Corp (a)	1,003	14
LSI Industries Inc	29,787	203	Kforce Inc (a)	13,466	205
NCI Building Systems Inc (a)	140	2	Korn/Ferry International (a)	34,271	605
Quanex Building Products Corp	680	11	Landauer Inc	170	11
Simpson Manufacturing Co Inc	762	21	Lincoln Educational Services Corp (a)	433	11
	$ 262		Live Nation Entertainment Inc (a)	1,435	21
Chemicals - 0.72%			MAXIMUS Inc	482	29
Balchem Corp	807	20	Medifast Inc (a)	577	15
China Green Agriculture Inc (a)	470	7	MoneyGram International Inc (a)	3,139	12
Hawkins Inc	367	9	Monro Muffler Brake Inc	500	18
Landec Corp (a)	1,198	8	Multi-Color Corp	420	5
NewMarket Corp	2,555	264	National Research Corp	74	2
Omnova Solutions Inc (a)	1,959	15	Navigant Consulting Inc (a)	1,536	19
PolyOne Corp (a)	729	7	Net 1 UEPS Technologies Inc (a)	928	17
Stepan Co	197	11	On Assignment Inc (a)	50,814	362
WR Grace & Co (a)	625	17	Parexel International Corp (a)	19,419	453
Zep Inc	10,785	236	PDI Inc (a)	6,310	47
	$ 594		Pre-Paid Legal Services Inc (a)	309	12
			Providence Service Corp/The (a)	471	7
Coal - 0.03%
Cloud Peak Energy Inc (a)	559	10	QC Holdings Inc	151	1
James River Coal Co (a)	825	13	Resources Connection Inc (a)	1,163	23
Westmoreland Coal Co (a)	95	1	Rewards Network Inc	94	1
			Riskmetrics Group Inc (a)	567	13
	$ 24
Commercial Services - 6.41%			Rollins Inc	1,350	29
			RSC Holdings Inc (a)	1,267	10
ABM Industries Inc	463	10

Administaff Inc	648	14	Standard Sotheby's Parking Corp (a)	1,588 62	49 1
Advance America Cash Advance Centers Inc	1,841	11	Steiner Leisure Ltd (a)	249	11
Advisory Board Co/The (a)	478	15
			SuccessFactors Inc (a)	33,170	631
American Public Education Inc (a)	6,376	297
			Team Inc (a)	549	9
American Reprographics Co (a)	1,431	13
			TeleTech Holdings Inc (a)	969	17
AMN Healthcare Services Inc (a)	1,122	10
			TNS Inc (a)	753	17
Arbitron Inc	684	18
Asset Acceptance Capital Corp (a)	262	2	Towers Watson & Co	1,074	51
			Transcend Services Inc (a)	20,645	336
Avis Budget Group Inc (a)	1,826	21
			Universal Technical Institute Inc (a)	510	12
Bridgepoint Education Inc (a)	618	15
			Valassis Communications Inc (a)	1,172	32
Capella Education Co (a)	3,186	296
			Wright Express Corp (a)	1,145	35
Cardtronics Inc (a)	21,487	270
CBIZ Inc (a)	2,001	13		$ 5,314
Cenveo Inc (a)	1,648	14	Computers - 2.75%
			3D Systems Corp (a)	575	8
ChinaCast Chemed Corp Education Corp (a)	1,515 688	11 37	Compellent Technologies Inc (a)	22,750	399
Coinstar Inc (a)	779	25	Computer Task Group Inc (a)	429	3
Corinthian Colleges Inc (a)	18,933	333	Cray Inc (a)	1,100	7
			Fortinet Inc (a)	410	7
Corporate Executive Board Co	1,053	28
Corvel Corp (a)	314	11	iGate Corp	1,015	10
CoStar Group Inc (a)	512	21	Imation Corp (a)	126	1
CRA International Inc (a)	413	9	Insight Enterprises Inc (a)	264	4
Cross Country Healthcare Inc (a)	125	1	Jack Henry & Associates Inc	2,505	60
			LivePerson Inc (a)	26,523	203
Deluxe Corp	857	17	Manhattan Associates Inc (a)	689	18
Diamond Management & Technology Consultants	996	8	Maxwell Technologies Inc (a)	580	7
Inc
Dollar Financial Corp (a)	598	14	MTS Systems Corp	79	2
DynCorp International Inc (a)	157	2	Ness Technologies Inc (a)	14,260	90
Emergency Medical Services Corp (a)	883	50	Netezza Corp (a)	1,464	19
Euronet Worldwide Inc (a)	1,273	23	Netscout Systems Inc (a)	738	11
ExlService Holdings Inc (a)	18,720	312	Palm Inc (a)	3,778	14
Forrester Research Inc (a)	465	14	PAR Technology Corp (a)	255	2
See accompanying notes			148

Schedule of Investments
SmallCap Growth Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Computers (continued)			Electrical Components & Equipment (continued)
Quantum Corp (a)	6,388 $	17	Advanced Energy Industries Inc (a)	12,457 $	206
Radiant Systems Inc (a)	20,533	293	American Superconductor Corp (a)	14,262	412
Radisys Corp (a)	1,043	9	GrafTech International Ltd (a)	1,437	20
Riverbed Technology Inc (a)	13,848	393	Graham Corp	296	5
SRA International Inc (a)	528	11	Harbin Electric Inc (a)	669	15
STEC Inc (a)	1,128	13	JA Solar Holdings Co Ltd ADR(a)	42,493	238
Stratasys Inc (a)	521	13	Lihua International Inc (a)	79	1
Super Micro Computer Inc (a)	16,090	278	Powell Industries Inc (a)	346	11
SYKES Enterprises Inc (a)	1,178	27	Power-One Inc (a)	59,472	252
Synaptics Inc (a)	1,041	29	PowerSecure International Inc (a)	15,051	119
Syntel Inc	383	15	Satcon Technology Corp (a)	46,566	113
Unisys Corp (a)	105	4	SmartHeat Inc (a)	401	4
Virtusa Corp (a)	439	4	Universal Display Corp (a)	15,432	182
Xyratex Ltd (a)	17,948	304		$ 1,588
	$ 2,275		Electronics - 2.05%
Consumer Products - 0.87%			American Science & Engineering Inc	280	21
Blyth Inc	19	—	Analogic Corp	251	11
Tupperware Brands Corp	14,803	714	Badger Meter Inc	454	18
WD-40 Co	334	11	Ballantyne Strong Inc (a)	19,065	103
	$ 725		Benchmark Electronics Inc (a)	332	7
Cosmetics & Personal Care - 0.01%			Checkpoint Systems Inc (a)	415	9
Inter Parfums Inc	121	2	China Security & Surveillance Technology Inc (a)	1,581	12
Revlon Inc (a)	410	6	Cogent Inc (a)	1,296	13
	$ 8		CTS Corp	81	1
Distribution & Wholesale - 1.30%			Daktronics Inc	1,303	10
Beacon Roofing Supply Inc (a)	1,991	38	DDi Corp (a)	98	1
BMP Sunstone Corp (a)	1,321	7	Dionex Corp (a)	538	40
Brightpoint Inc (a)	1,509	11	FARO Technologies Inc (a)	391	10
Chindex International Inc (a)	542	6	FEI Co (a)	1,045	24
Core-Mark Holding Co Inc (a)	119	4	II-VI Inc (a)	8,716	295
Fossil Inc (a)	1,396	53	Imax Corp (a)	18,998	342
Houston Wire & Cable Co	346	4	L-1 Identity Solutions Inc (a)	1,818	17
MWI Veterinary Supply Inc (a)	10,198	412	LaBarge Inc (a)	439	5
Owens & Minor Inc	1,014	47	MEMSIC Inc (a)	54	—
Pool Corp	674	15	Methode Electronics Inc	182	2
Scansource Inc (a)	71	2	Multi-Fineline Electronix Inc (a)	439	11
School Specialty Inc (a)	296	7	Newport Corp (a)	11,897	149
Watsco Inc	637	36	OSI Systems Inc (a)	416	11
WESCO International Inc (a)	12,550	436	Park Electrochemical Corp	8,864	255
			Plexus Corp (a)	401	14
	$ 1,078		RAE Systems Inc (a)	1,813	1
Diversified Financial Services - 0.51%			Rofin-Sinar Technologies Inc (a)	584	13
Broadpoint BGC Partners Gleacher Inc Securities Inc (a)	2,323 972	9 6	Taser International Inc (a)	1,600	9
Credit Acceptance Corp (a)	248	10	Varian Inc (a)	200	11
Diamond Hill Investment Group Inc	86	6	Woodward Governor Co	8,934	286
Duff & Phelps Corp	721	12		$ 1,701
Epoch Holding Corp	494	6	Energy - Alternate Sources - 1.01%
GAMCO Investors Inc	188	8	China Integrated Energy Inc (a)	15,915	167
GFI Group Inc	1,890	11	Clean Energy Fuels Corp (a)	920	21
JMP Group Inc	61	1	Comverge Inc (a)	18,828	213
KBW Inc (a)	419	11	FuelCell Energy Inc (a)	56,584	159
Knight Capital Group Inc (a)	1,376	21	Headwaters Inc (a)	60,108	276
MarketAxess Holdings Inc	923	14	Syntroleum Corp (a)	2,820	6
Nelnet Inc	258	5		$ 842
optionsXpress Holdings Inc (a)	1,230	20	Engineering & Contruction - 0.37%
Portfolio Recovery Associates Inc (a)	445	24	EMCOR Group Inc (a)	635	16
Pzena Investment Management Inc (a)	343	3	ENGlobal Corp (a)	782	2
Stifel Financial Corp (a)	4,411	237	Exponent Inc (a)	418	12
SWS Group Inc	73	1	Granite Construction Inc	206	6
US Global Investors Inc	501	5	Layne Christensen Co (a)	8,062	215
Westwood Holdings Group Inc	223	8	Michael Baker Corp (a)	358	12
	$ 418		Mistras Group Inc (a)	286	3
Electric - 0.02%			MYR Group Inc/Delaware (a)	769	13
EnerNOC Inc (a)	361	11	Orion Marine Group Inc (a)	823	15
Pike Electric Corp (a)	340	3	Stanley Inc (a)	352	10
US Geothermal Inc (a)	2,165	2	Sterling Construction Co Inc (a)	51	1
	$ 16		VSE Corp	144	6
Electrical Components & Equipment - 1.91%				$ 311
Advanced Battery Technologies Inc (a)	2,480	10	Entertainment - 1.32%
			Bally Technologies Inc (a)	1,621	66
See accompanying notes			149

Schedule of Investments
SmallCap Growth Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Entertainment (continued)			Healthcare - Products (continued)
Bluegreen Corp (a)	31,818 $	104	Cepheid Inc (a)	9,672 $	168
Cinemark Holdings Inc	18,831	345	Conceptus Inc (a)	928	18
Dover Downs Gaming & Entertainment Inc	626	2	CryoLife Inc (a)	1,159	7
National CineMedia Inc	119	2	Cutera Inc (a)	12,050	125
Shuffle Master Inc (a)	70,341	576	Cyberonics Inc (a)	832	16
	$ 1,095		Delcath Systems Inc (a)	3,825	31
Environmental Control - 0.88%			DexCom Inc (a)	1,491	14
Calgon Carbon Corp (a)	1,415	24	Endologix Inc (a)	2,157	9
Clean Harbors Inc (a)	526	29	ev3 Inc (a)	17,484	277
Darling International Inc (a)	19,206	172	Exactech Inc (a)	361	8
EnergySolutions Inc	318	2	Given Imaging Ltd (a)	2,700	64
Metalico Inc (a)	68,148	408	Greatbatch Inc (a)	430	9
Met-Pro Corp	522	5	Haemonetics Corp (a)	780	45
Mine Safety Appliances Co	759	21	Hanger Orthopedic Group Inc (a)	6,819	124
Perma-Fix Environmental Services (a)	2,407	6	HeartWare International Inc (a)	7,809	347
Tetra Tech Inc (a)	1,855	43	ICU Medical Inc (a)	382	13
US Ecology Inc	829	13	Immucor Inc (a)	2,145	48
	$ 723		Insulet Corp (a)	908	14
Food - 1.73%			Integra LifeSciences Holdings Corp (a)	572	25
American Dairy Inc (a)	435	8	Invacare Corp	382	10
American Italian Pasta Co (a)	434	17	IRIS International Inc (a)	801	8
Calavo Growers Inc	464	9	Kensey Nash Corp (a)	366	9
Cal-Maine Foods Inc	395	13	Luminex Corp (a)	1,070	18
Chiquita Brands International Inc (a)	31,797	500	Masimo Corp	7,069	188
Diamond Foods Inc	16,660	701	Medical Action Industries Inc (a)	497	6
Dole Food Co Inc (a)	1,061	12	Merge Healthcare Inc (a)	45,364	94
HQ Sustainable Maritime Industries Inc (a)	441	3	Meridian Bioscience Inc	1,232	25
J&J Snack Foods Corp	413	18	Merit Medical Systems Inc (a)	850	13
Lancaster Colony Corp	560	33	Micrus Endovascular Corp (a)	474	9
Lance Inc	717	17	Natus Medical Inc (a)	948	15
Overhill Farms Inc (a)	707	4	NuVasive Inc (a)	3,312	150
Ruddick Corp	342	11	OraSure Technologies Inc (a)	1,920	12
Sanderson Farms Inc	593	32	Orthofix International NV (a)	519	19
Tootsie Roll Industries Inc	641	17	PSS World Medical Inc (a)	1,807	42
United Natural Foods Inc (a)	1,254	35	Quidel Corp (a)	783	11
Village Super Market Inc	282	8	Rockwell Medical Technologies Inc (a)	761	4
Zhongpin Inc (a),(b)	704	9	Sirona Dental Systems Inc (a)	9,553	364
			Somanetics Corp (a)	538	10
	$ 1,447		SonoSite Inc (a)	520	17
Boise Forest Inc Products (a) & Paper - 0.34%	618	4	Spectranetics Corp (a)	1,436	10
Clearwater Paper Corp (a)	43	2	Stereotaxis Inc (a)	1,377	7
Deltic Timber Corp	211	10	STERIS Corp	1,778	60
Orchids Paper Products Co (a)	243	4	SurModics Inc (a)	467	10
			Symmetry Medical Inc (a)	353	3
Potlatch Corp	607	21	Thoratec Corp (a)	23,400	783
Wausau Schweitzer-Mauduit Paper Corp International (a) Inc	4,922 724	234 6	TomoTherapy Inc (a)	49,574	169
	$ 281		Utah Medical Products Inc	143	4
			Vascular Solutions Inc (a)	723	6
Gas - 0.03%			Volcano Corp (a)	38,191	923
New Jersey Resources Corp	303	11

Piedmont Natural Gas Co Inc	203	6	Wright West Pharmaceutical Medical Group Services Inc (a) Inc	1,157 998	20 42
South Jersey Industries Inc	154	6

	$ 23		Zoll Young Medical Innovations Corp Inc (a)	171 555	15 5
Hand & Machine Tools - 0.01%
K-Tron International Inc (a)	66	10		$ 5,790
			Healthcare - Services - 1.85%
			Air Methods Corp (a)	329	11
Healthcare - Products - 6.97%			Alliance HealthCare Services Inc (a)	1,081	6
Abaxis Inc (a)	666	18
			Allied Healthcare International Inc (a)	332	1
ABIOMED Inc (a)	803	8
			Almost Family Inc (a)	241	9
Accuray Inc (a)	1,772	11
			Amedisys Inc (a)	785	43
Affymetrix Inc (a)	27,427	202
Align Technology Inc (a)	1,775	34	America Service Group Inc	368	6
			AMERIGROUP Corp (a)	1,610	54
Alpha PRO Tech Ltd (a)	28,156	66
			Bio-Reference Labs Inc (a)	16,707	735
American Medical Systems Holdings Inc (a)	17,387	323
			Centene Corp (a)	710	17
Angiodynamics Inc (a)	308	5
			Continucare Corp (a)	1,123	4
Atrion Corp	67	10	Emeritus Corp (a)	513	10
BioMimetic Therapeutics Inc (a)	28,928	380
Bovie Medical Corp (a)	760	5	Ensign Group Inc/The	491	9
			Genoptix Inc (a)	512	18
Bruker BioSciences Corp (a)	18,873	277
			Gentiva Health Services Inc (a)	389	11
Cantel Medical Corp	402	8	Healthsouth Corp (a)	11,291	211
Cardiac Science Corp (a)	93	—
See accompanying notes			150

Schedule of Investments
SmallCap Growth Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Healthcare - Services (continued)			Internet (continued)
Healthways Inc (a)	78 $	1	NutriSystem Inc	28,813 $	513
IPC The Hospitalist Co Inc (a)	488	17	Online Resources Corp (a)	747	3
LHC Group Inc (a)	460	16	PC-Tel Inc (a)	110	—
Metropolitan Health Networks Inc (a)	1,639	5	Perficient Inc (a)	23,866	269
NovaMed Inc (a)	533	2	Rackspace Hosting Inc (a)	28,405	532
Odyssey HealthCare Inc (a)	732	13	S1 Corp (a)	1,580	9
Psychiatric Solutions Inc (a)	1,148	34	Saba Software Inc (a)	1,097	5
RadNet Inc (a)	1,195	4	Safeguard Scientifics Inc (a)	348	4
RehabCare Group Inc (a)	10,611	290	Sapient Corp	2,520	23
Select Medical Holdings Corp (a)	448	4	Shutterfly Inc (a)	132	3
Triple-S Management Corp (a)	46	1	SonicWALL Inc (a)	174	1
US Physical Therapy Inc (a)	238	4	Sourcefire Inc (a)	12,208	280
Virtual Radiologic Corp (a)	282	3	Stamps.com Inc (a)	487	5
	$ 1,539		TeleCommunication Systems Inc (a)	1,205	9
Holding Companies - Diversified - 0.00%			Terremark Worldwide Inc (a)	1,501	10
Primoris Services Corp	363	3	TIBCO Software Inc (a)	1,894	20
			Travelzoo Inc (a)	246	4
Home Builders - 0.23%			ValueClick Inc (a)	2,599	26
Hovnanian Enterprises Inc (a)	43,680	190	VASCO Data Security International Inc (a)	930	8
			Vitacost.com Inc (a)	18,958	228
Home Furnishings - 1.33%			Websense Inc (a)	1,330	30
DTS Inc/CA (a)	447	15		$ 5,514
La-Z-Boy Inc (a)	16,746	210	Investment Companies - 0.00%
Select Comfort Corp (a)	42,932	342	Main Street Capital Corp	197	3
Tempur-Pedic International Inc (a)	15,751	475
TiVo Inc (a)	2,840	49	Iron & Steel - 0.12%
Universal Electronics Inc (a)	453	10	General Steel Holdings Inc (a)	23,488	97
	$ 1,101
Insurance - 0.35%			Leisure Products & Services - 0.10%
American Safety Insurance Holdings Ltd (a)	41	1	Ambassadors Group Inc	836	9
Amtrust Financial Services Inc	140	2	Interval Leisure Group Inc (a)	1,106	16
Assured Guaranty Ltd	393	9	Life Time Fitness Inc (a)	160	4
eHealth Inc (a)	681	11	Polaris Industries Inc	910	47
FBL Financial Group Inc	240	6	Universal Travel Group (a)	400	4
First Mercury Financial Corp	305	4		$ 80
Hallmark Financial Services (a)	49	—	Lodging - 0.01%
Life Partners Holdings Inc	328	7	Ameristar Casinos Inc	664	12
PMA Capital Corp (a)	33,806	207
RLI Corp	225	13	Machinery - Construction & Mining - 0.40%
Safety Insurance Group Inc	74	3	Bucyrus International Inc	5,096	336
Tower Group Inc	1,044	23
Universal Insurance Holdings Inc	365	2	Machinery - Diversified - 1.67%
	$ 288		Altra Holdings Inc (a)	159	2
Internet - 6.65%			Chart Industries Inc (a)	772	15
AboveNet Inc (a)	7,484	380	Duoyuan Printing Inc (a)	122	1
Art Technology Group Inc (a)	3,784	17	DXP Enterprises Inc (a)	16,879	216
AsiaInfo Holdings Inc (a)	9,446	250	Intermec Inc (a)	1,884	27
Blue Coat Systems Inc (a)	1,021	32	Intevac Inc (a)	18,615	257
Blue Nile Inc (a)	375	21	iRobot Corp (a)	501	7
Clicksoftware Technologies Ltd (a)	19,958	138	Lindsay Corp	360	15
Cogent Communications Group Inc (a)	1,145	12	Middleby Corp (a)	501	29
comScore Inc (a)	643	11	Nordson Corp	8,638	587
Constant Contact Inc (a)	617	14	Presstek Inc (a)	48,683	218
Cybersource Corp (a)	15,683	277	Tennant Co	575	16
DealerTrack Holdings Inc (a)	971	16		$ 1,390
Dice Holdings Inc (a)	704	5	Media - 0.56%
Digital River Inc (a)	919	28	Acacia Research - Acacia Technologies (a)	987	11
Earthlink Inc	586	5	DG FastChannel Inc (a)	8,645	276
eResearchTechnology Inc (a)	1,896	13	Dolan Media Co (a)	15,268	166
GSI Commerce Inc (a)	44,473	1,231	World Wrestling Entertainment Inc	508	9
Health Grades Inc (a)	23,485	149		$ 462
Infospace Inc (a)	28,658	317	Metal Fabrication & Hardware - 0.67%
Internet Brands Inc (a)	643	6	Ampco-Pittsburgh Corp	188	5
j2 Global Communications Inc (a)	1,223	29	CIRCOR International Inc	7,588	252
Liquidity Services Inc (a)	685	8	Dynamic Materials Corp	573	9
Local.com Corp (a)	20,845	139	Kaydon Corp	6,568	247
LoopNet Inc (a)	899	10	North American Galvanizing & Coating Inc (a)	410	2
MercadoLibre Inc (a)	771	37	Omega Flex Inc	122	1
ModusLink Global Solutions Inc (a)	11,251	95	RBC Bearings Inc (a)	532	17
NIC Inc	37,030	292
See accompanying notes			151

Schedule of Investments
SmallCap Growth Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Metal Fabrication & Hardware (continued)			Oil & Gas Services (continued)
Worthington Industries Inc	1,624 $	28	Gulf Island Fabrication Inc	30 $	1
	$ 561		ION Geophysical Corp (a)	354	2
Mining - 0.81%			Lufkin Industries Inc	393	31
Allied Nevada Gold Corp (a)	17,206	285	Matrix Service Co (a)	345	4
AMCOL International Corp	235	6	Natural Gas Services Group Inc (a)	54	1
Horsehead Holding Corp (a)	32,426	384	RPC Inc	25,877	288
Stillwater Mining Co (a)	245	3	Tetra Technologies Inc (a)	1,202	15
United States Lime & Minerals Inc (a)	63	3	TGC Industries Inc (a)	453	2
	$ 681		Willbros Group Inc (a)	1,179	14
Miscellaneous Manufacturing - 0.73%				$ 595
Actuant Corp	964	19	Packaging & Containers - 0.70%
Acuity Brands Inc	863	36	AEP Industries Inc (a)	223	6
AZZ Inc	373	13	Bway Holding Co (a)	33	—
Blount International Inc (a)	558	6	Rock-Tenn Co	12,019	547
China Fire & Security Group Inc (a)	624	8	Silgan Holdings Inc	412	25
CLARCOR Inc	580	20		$ 578
Colfax Corp (a)	298	3	Pharmaceuticals - 5.96%
ESCO Technologies Inc	806	26	Adolor Corp (a)	1,113	2
GP Strategies Corp (a)	439	4	Akorn Inc (a)	2,520	4
Hexcel Corp (a)	2,983	43	Alkermes Inc (a)	12,365	161
Koppers Holdings Inc	12,080	342	Allos Therapeutics Inc (a)	1,864	14
Matthews International Corp	787	28	Auxilium Pharmaceuticals Inc (a)	1,409	44
Metabolix Inc (a)	999	12	AVI BioPharma Inc (a)	4,383	5
PMFG Inc (a)	583	8	BioDelivery Sciences International Inc (a)	453	2
Polypore International Inc (a)	315	5	BioScrip Inc (a)	120,122	959
Portec Rail Products Inc	150	2	Caraco Pharmaceutical Laboratories Ltd (a)	173	1
Raven Industries Inc	491	14	Catalyst Health Solutions Inc (a)	18,446	763
Smith & Wesson Holding Corp (a)	2,657	10	China Sky One Medical Inc (a)	465	7
Sturm Ruger & Co Inc	793	10	China-Biotics Inc (a)	426	8
Trimas Corp (a)	406	2	Clarient Inc (a)	1,336	4
	$ 611		Cornerstone Therapeutics Inc (a)	290	2
Office Furnishings - 0.45%			Cumberland Pharmaceuticals Inc (a)	291	3
Herman Miller Inc	1,390	25	Depomed Inc (a)	2,288	8
HNI Corp	1,005	27	Durect Corp (a)	3,878	12
Interface Inc	26,560	308	Hi-Tech Pharmacal Co Inc (a)	86	2
Knoll Inc	1,448	16	Impax Laboratories Inc (a)	38,661	691
	$ 376		Infinity Pharmaceuticals Inc (a)	365	2
Oil & Gas - 2.51%			Inspire Pharmaceuticals Inc (a)	43,071	269
Alon USA Energy Inc	33	—	Isis Pharmaceuticals Inc (a)	16,815	184
Apco Oil and Gas International Inc	408	11	ISTA Pharmaceuticals Inc (a)	1,484	6
Approach Resources Inc (a)	181	2	Jazz Pharmaceuticals Inc (a)	21,292	232
Arena Resources Inc (a)	1,141	38	KV Pharmaceutical Co (a)	873	2
Atlas Energy Inc (a)	974	30	Lannett Co Inc (a)	449	2
ATP Oil & Gas Corp (a)	366	7	MannKind Corp (a)	1,494	10
BPZ Resources Inc (a)	1,909	14	MAP Pharmaceuticals Inc (a)	412	7
Brigham Exploration Co (a)	33,302	531	Matrixx Initiatives Inc (a)	422	2
Carrizo Oil & Gas Inc (a)	722	17	Medicis Pharmaceutical Corp	355	9
Contango Oil & Gas Co (a)	342	17	Medivation Inc (a)	873	9
CVR Energy Inc (a)	77	1	MiddleBrook Pharmaceuticals Inc (a)	1,627	1
Endeavour International Corp (a)	4,838	6	Nabi Biopharmaceuticals (a)	1,709	9
GMX Resources Inc (a)	14,414	118	Nektar Therapeutics (a)	2,392	36
Hercules Offshore Inc (a)	542	2	Neogen Corp (a)	15,183	381
McMoRan Exploration Co (a)	1,962	29	NeurogesX Inc (a)	460	4
Northern Oil and Gas Inc (a)	923	15	Nutraceutical International Corp (a)	29	—
Penn Virginia Corp	10,971	269	Obagi Medical Products Inc (a)	771	9
Pioneer Drilling Co (a)	441	3	Onyx Pharmaceuticals Inc (a)	1,596	48
Rex Energy Corp (a)	826	9	Optimer Pharmaceuticals Inc (a)	740	9
Swift Energy Co (a)	9,749	300	Pharmasset Inc (a)	4,992	133
Vaalco Energy Inc (a)	165	1	PharMerica Corp (a)	927	17
Vantage Drilling Co (a)	27,365	41	Questcor Pharmaceuticals Inc (a)	2,621	22
W&T Offshore Inc	1,473	12	Rigel Pharmaceuticals Inc (a)	1,500	12
Whiting Petroleum Corp (a)	7,561	611	Salix Pharmaceuticals Ltd (a)	12,650	471
			Santarus Inc (a)	2,316	12
	$ 2,084		Savient Pharmaceuticals Inc (a)	1,721	25
Oil & Gas Services - 0.72%
Bolt Technology Corp (a)	128	1	Schiff Nutrition International Inc	73	—
Boots & Coots Inc (a)	60,215	146	Sciclone Pharmaceuticals Inc (a)	1,596	6
Cal Dive International Inc (a)	466	3	SIGA Technologies Inc (a)	1,360	9
			SXC Health Solutions Corp (a)	3,644	245
Dril-Quip CARBO Ceramics Inc (a) Inc	528 869	53 33	Synta Pharmaceuticals Corp (a)	728	3
Geokinetics Inc (a)	169	1	Theravance Inc (a)	1,376	18
See accompanying notes			152

Schedule of Investments
SmallCap Growth Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Pharmaceuticals (continued)			Retail (continued)
USANA Health Sciences Inc (a)	280 $	9	JOS A Bank Clothiers Inc (a)	544 $	30
Vanda Pharmaceuticals Inc (a)	1,217	14	Kirkland's Inc (a)	9,265	195
Viropharma Inc (a)	692	9	Liz Claiborne Inc (a)	1,706	13
Vivus Inc (a)	2,445	21	Lululemon Athletica Inc (a)	1,210	50
XenoPort Inc (a)	1,363	13	Lumber Liquidators Holdings Inc (a)	18,210	486
	$ 4,962		McCormick & Schmick's Seafood Restaurants Inc (a)	21,173	213
REITS - 0.22%			Men's Wearhouse Inc	123	3
Acadia Realty Trust	409	7	Nu Skin Enterprises Inc	1,445	42
Alexander's Inc (a)	31	10	OfficeMax Inc (a)	1,426	23
Associated Estates Realty Corp	111	2	Papa John's International Inc (a)	526	14
DuPont Fabros Technology Inc	621	13	PC Mall Inc (a)	128	1
EastGroup Properties Inc	447	17	PetMed Express Inc	694	15
Equity Lifestyle Properties Inc	457	24	PF Chang's China Bistro Inc (a)	705	31
Getty Realty Corp	310	7	Pricesmart Inc	413	10
Government Properties Income Trust	43	1	Rue21 Inc (a)	134	5
Invesco Mortgage Capital Inc	33	1	Sally Beauty Holdings Inc (a)	1,037	9
LTC Properties Inc	111	3	Sonic Automotive Inc (a)	348	4
Mid-America Apartment Communities Inc	411	21	Sonic Corp (a)	1,653	18
National Health Investors Inc	61	2	Sport Supply Group Inc	115	2
Omega Healthcare Investors Inc	525	10	Susser Holdings Corp (a)	54	1
PS Business Parks Inc	265	14	Systemax Inc	138	3
Saul Centers Inc	177	7	Texas Roadhouse Inc (a)	38,059	529
Tanger Factory Outlet Centers	617	27	Tractor Supply Co	1,067	62
UMH Properties Inc	98	1	Ulta Salon Cosmetics & Fragrance Inc (a)	31,567	714
Universal Health Realty Income Trust	265	10	Wet Seal Inc/The (a)	101,107	481
Washington Real Estate Investment Trust	289	9	World Fuel Services Corp	1,762	47
	$ 186		Zumiez Inc (a)	845	17
Retail - 6.39%				$ 5,313
99 Cents Only Stores (a)	1,226	20	Savings & Loans - 0.03%
AFC Enterprises Inc (a)	114	1	Brookline Bancorp Inc	641	7
America's Car-Mart Inc (a)	280	7	Brooklyn Federal Bancorp Inc	70	1
Big 5 Sporting Goods Corp	636	10	Cheviot Financial Corp	29	—
BJ's Restaurants Inc (a)	15,236	355	Clifton Savings Bancorp Inc	48	—
Books-A-Million Inc	32	—	Danvers Bancorp Inc	63	1
Buckle Inc/The	702	26	Investors Bancorp Inc (a)	175	2
Buffalo Wild Wings Inc (a)	464	22	Kearny Financial Corp	156	2
Build-A-Bear Workshop Inc (a)	6,758	48	Oritani Financial Corp	354	6
California Pizza Kitchen Inc (a)	859	15	Prudential Bancorp Inc of Pennsylvania	157	1
Caribou Coffee Co Inc (a)	304	2	Roma Financial Corp	152	2
Carrols Restaurant Group Inc (a)	502	3	United Financial Bancorp Inc	127	2
Casey's General Stores Inc	906	28		$ 24
Cato Corp/The	823	18	Semiconductors - 7.17%
CEC Entertainment Inc (a)	685	26	Amkor Technology Inc (a)	3,319	23
Cheesecake Factory Inc/The (a)	1,787	48	Amtech Systems Inc (a)	23,443	237
Chico's FAS Inc	32,416	467	Applied Micro Circuits Corp (a)	2,046	18
Childrens Place Retail Stores Inc/The (a)	657	29	ATMI Inc (a)	422	8
Citi Trends Inc (a)	7,638	248	Cabot Microelectronics Corp (a)	114	4
CKE Restaurants Inc	1,261	14	Cavium Networks Inc (a)	24,090	599
Collective Brands Inc (a)	831	19	Ceva Inc (a)	20,533	240
Cracker Barrel Old Country Store Inc	494	23	Cirrus Logic Inc (a)	35,299	296
Denny's Corp (a)	4,296	17	Diodes Inc (a)	1,020	23
Destination Maternity Corp (a)	209	5	Emulex Corp (a)	20,348	270
DineEquity Inc (a)	453	18	Entegris Inc (a)	58,153	293
Domino's Pizza Inc (a)	154	2	Formfactor Inc (a)	19,304	343
Dress Barn Inc (a)	394	10	GT Solar International Inc (a)	1,407	7
DSW Inc (a)	30	1	Hittite Microwave Corp (a)	5,260	231
Einstein Noah Restaurant Group Inc (a)	197	2	Ikanos Communications Inc (a)	42,449	127
Ezcorp Inc (a)	1,318	27	IXYS Corp (a)	880	8
Finish Line Inc/The	1,032	17	Kopin Corp (a)	3,081	11
First Cash Financial Services Inc (a)	669	15	Kulicke & Soffa Industries Inc (a)	37,335	271
Fred's Inc	536	6	Lattice Semiconductor Corp (a)	427	2
Fuqi International Inc (a)	544	6	Micrel Inc	826	9
Gymboree Corp (a)	688	35	Microsemi Corp (a)	24,852	431
hhgregg Inc (a)	568	14	Microtune Inc (a)	1,417	4
Hibbett Sports Inc (a)	10,751	275	Mindspeed Technologies Inc (a)	20,989	168
HOT Topic Inc	1,263	8	MIPS Technologies Inc (a)	2,012	9
HSN Inc (a)	1,182	35	Monolithic Power Systems Inc (a)	10,182	227
J Crew Group Inc (a)	7,034	323	Nanometrics Inc (a)	18,727	178
Jack in the Box Inc (a)	1,476	35	Netlogic Microsystems Inc (a)	17,672	520
Jo-Ann Stores Inc (a)	350	15	Power Integrations Inc	614	25
See accompanying notes			153

Schedule of Investments
SmallCap Growth Account II
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Semiconductors (continued)			Software (continued)
Rovi Corp (a)	7,653 $	284	VeriFone Holdings Inc (a)	2,157 $	43
Rubicon Technology Inc (a)	11,522	233		$ 6,900
Semtech Corp (a)	1,591	28	Storage & Warehousing - 0.01%
Sigma Designs Inc (a)	999	12	Mobile Mini Inc (a)	409	6
Skyworks Solutions Inc (a)	25,295	394
Tessera Technologies Inc (a)	1,475	30	Telecommunications - 5.29%
TriQuint Semiconductor Inc (a)	2,533	18	3Com Corp (a)	9,644	74
Ultratech Inc (a)	609	8	Acme Packet Inc (a)	23,862	460
Veeco Instruments Inc (a)	7,615	331	ADC Telecommunications Inc (a)	847	6
Volterra Semiconductor Corp (a)	688	17	ADTRAN Inc	1,306	35
Zoran Corp (a)	1,183	13	Alaska Communications Systems Group Inc	1,142	9
	$ 5,950		Anaren Inc (a)	573	8
Software - 8.30%			Anixter International Inc (a)	202	9
Accelrys Inc (a)	1,218	8	Applied Signal Technology Inc	13,790	270
ACI Worldwide Inc (a)	905	19	Arris Group Inc (a)	2,837	34
Actuate Corp (a)	1,999	11	Aruba Networks Inc (a)	49,519	677
Acxiom Corp (a)	15,590	280	Atheros Communications Inc (a)	11,755	455
Advent Software Inc (a)	455	20	AudioCodes Ltd (a)	20,361	82
American Software Inc/Georgia	913	5	Calix Inc (a)	2,470	33
AMICAS Inc (a)	1,183	7	Cbeyond Inc (a)	597	8
ANSYS Inc (a)	9,679	418	Ceragon Networks Ltd (a)	22,740	248
ArcSight Inc (a)	549	15	Cincinnati Bell Inc (a)	1,651	6
Ariba Inc (a)	2,258	29	Comtech Telecommunications Corp (a)	855	27
athenahealth Inc (a)	11,096	405	Consolidated Communications Holdings Inc	542	10
Avid Technology Inc (a)	252	3	CPI International Inc (a)	99	1
Blackbaud Inc	1,310	33	DigitalGlobe Inc (a)	451	13
Blackboard Inc (a)	22,004	916	EMS Technologies Inc (a)	553	9
Bottomline Technologies Inc (a)	749	13	GeoEye Inc (a)	452	13
China Information Security Technology Inc (a)	1,039	5	Global Crossing Ltd (a)	646	10
China TransInfo Technology Corp (a)	21,204	143	Harmonic Inc (a)	2,227	14
CommVault Systems Inc (a)	1,243	26	HickoryTech Corp	582	5
Computer Programs & Systems Inc	295	12	Hughes Communications Inc (a)	396	11
Concur Technologies Inc (a)	7,928	325	Infinera Corp (a)	2,170	19
CSG Systems International Inc (a)	627	13	InterDigital Inc (a)	1,329	37
Deltek Inc (a)	776	6	IPG Photonics Corp (a)	26,101	387
Digi International Inc (a)	390	4	Ixia (a)	19,909	185
DivX Inc (a)	908	7	Knology Inc (a)	460	6
Double-Take Software Inc (a)	700	6	Loral Space & Communications Inc (a)	275	10
Ebix Inc (a)	21,923	350	MasTec Inc (a)	1,149	15
Eclipsys Corp (a)	25,542	508	Netgear Inc (a)	398	10
EPIQ Systems Inc (a)	967	12	Neutral Tandem Inc (a)	1,076	17
infoGROUP Inc (a)	829	6	NICE Systems Ltd ADR(a)	5,663	180
Informatica Corp (a)	2,607	70	Novatel Wireless Inc (a)	1,355	9
Innerworkings Inc (a)	929	5	NTELOS Holdings Corp	990	18
Innodata Isogen Inc (a)	956	4	Oplink Communications Inc (a)	664	12
Interactive Intelligence Inc (a)	24,579	459	PAETEC Holding Corp (a)	3,173	15
JDA Software Group Inc (a)	709	20	Plantronics Inc	1,308	41
Lawson Software Inc (a)	1,681	11	Polycom Inc (a)	9,338	286
Mantech International Corp (a)	450	22	Preformed Line Products Co	91	4
MedAssets Inc (a)	17,959	378	Premiere Global Services Inc (a)	1,209	10
Medidata Solutions Inc (a)	263	4	RCN Corp (a)	942	14
MicroStrategy Inc (a)	6,090	518	RF Micro Devices Inc (a)	7,471	37
Omnicell Inc (a)	17,210	242	SAVVIS Inc (a)	1,079	18
Parametric Technology Corp (a)	2,995	54	Shenandoah Telecommunications Co	776	15
Pegasystems Inc	447	17	ShoreTel Inc (a)	1,969	13
Phase Forward Inc (a)	1,299	17	Switch & Data Facilities Co Inc (a)	525	9
Progress Software Corp (a)	1,030	33	Syniverse Holdings Inc (a)	1,873	36
PROS Holdings Inc (a)	852	8	Tekelec (a)	674	12
Quality Systems Inc	717	44	USA Mobility Inc (a)	904	11
Quest Software Inc (a)	287	5	Viasat Inc (a)	12,779	443
Renaissance Learning Inc	9,968	162		$ 4,396
RightNow Technologies Inc (a)	651	12	Textiles - 0.01%
Scientific Learning Corp (a)	21,783	105	Unifirst Corp/MA	119	6
Seachange International Inc (a)	736	5
SolarWinds Inc (a)	541	12	Transportation - 0.88%
Solera Holdings Inc	2,088	81	Dynamex Inc (a)	307	5
SYNNEX Corp (a)	172	5	Forward Air Corp	357	9
Taleo Corp (a)	18,303	474	Genesee & Wyoming Inc (a)	968	33
Tyler Technologies Inc (a)	807	15	Golar LNG Ltd (a)	925	11
Ultimate Software Group Inc (a)	14,266	470	Gulfmark Offshore Inc (a)	356	9
See accompanying notes			154

Schedule of Investments
SmallCap Growth Account II
March 31, 2010 (unaudited)

			Portfolio Summary (unaudited)

		Value	Sector		Percent
COMMON STOCKS (continued)	Shares Held	(000's)	Consumer, Non-cyclical		27 .58%
			Technology		18 .22%
Transportation (continued)			Consumer, Cyclical		17 .64%
Heartland Express Inc	821 $	14
HUB Group Inc (a)	18,367	514	Communications		12 .67%
Knight Transportation Inc	1,167	25	Industrial		11 .33%
PHI Inc (a)	315	7	Energy		4 .27%
Ship Finance International Ltd	800	14	Financial		4 .15%
			Basic Materials		1 .99%
Teekay Tankers Ltd	468	6	Utilities		0 .06%
UTI Worldwide Inc	5,353	82	Diversified		0 .00%
	$ 729		Other Assets in Excess of Liabilities, Net		2 .09%
Water - 0.01%			TOTAL NET ASSETS		100.00%
Consolidated Water Co Ltd	214	3
York Water Co	214	3
	$ 6		Other Assets Summary (unaudited)
TOTAL COMMON STOCKS	$ 80,281		Asset Type		Percent
	Principal		Futures		3 .26%
	Amount	Value
REPURCHASE AGREEMENTS - 1.22%	(000's)	(000's)
Banks - 1.22%
Investment in Joint Trading Account; Bank of	$ 228 $	228
America Repurchase Agreement; 0.01% dated
03/31/10 maturing 04/01/10 (collateralized by
Sovereign Agency Issues; $232,924; 0.00% -
4.63%; dated 06/25/10 - 10/15/15)
Investment in Joint Trading Account; Credit Suisse	457	457
Repurchase Agreement; -0.01% dated 03/31/10
maturing 04/01/10 (collateralized by US
Treasury Notes; $465,847; 0.00% - 5.50%;
dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche Bank	86	86
Repurchase Agreement; 0.02% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $87,347; 1.13% - 3.75%; dated
09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan Stanley	244	244
Repurchase Agreement; 0.01% dated 03/31/10
maturing 04/01/10 (collateralized by Sovereign
Agency Issues; $249,229; 0.00% - 5.85%; dated
03/03/10 - 02/19/25)
	$ 1,015
TOTAL REPURCHASE AGREEMENTS	$ 1,015
Total Investments	$ 81,296
Other Assets in Excess of Liabilities, Net - 2.09%	$ 1,734
TOTAL NET ASSETS - 100.00%	$ 83,030

(a) Non-Income Producing Security
(b) Security is Illiquid

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 17,231
Unrealized Depreciation		(2,187)
Net Unrealized Appreciation (Depreciation)	$ 15,044
Cost for federal income tax purposes	$ 66,252
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	40	$ 2,701	$ 2,709	$ 8
					$ 8

All dollar amounts are shown in thousands (000's)

See accompanying notes		155

Schedule of Investments
SmallCap Value Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 97.91%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 0.04%			Automobile Parts & Equipment (continued)
Harte-Hanks Inc	2,418 $	31	Tenneco Inc (a)	3,789 $	90
inVentiv Health Inc (a)	1,390	31		$ 1,179
	$ 62		Banks - 9.82%
Aerospace & Defense - 1.18%			1st Source Corp	3,248	57
AAR Corp (a)	2,233	55	1st United Bancorp Inc/Boca Raton (a)	9,600	77
Astronics Corp (a)	142	1	Alliance Financial Corp/NY	1,180	35
Cubic Corp	2,900	104	American National Bankshares Inc	587	12
Curtiss-Wright Corp	7,569	264	Ameris Bancorp	4,033	36
Ducommun Inc	5,198	109	Ames National Corp	352	7
Esterline Technologies Corp (a)	5,963	295	Arrow Financial Corp	352	9
HEICO Corp	1,700	88	Auburn National Bancorporation Inc	234	5
Herley Industries Inc (a)	1,292	19	Bancfirst Corp	3,016	126
Kaman Corp	352	9	Banco Latinoamericano de Comercio Exterior SA	7,523	108
LMI Aerospace Inc (a)	410	8	Bancorp Inc/DE (a)	3,523	31
Moog Inc (a)	4,367	154	Bancorp Rhode Island Inc	352	10
Orbital Sciences Corp (a)	4,600	88	Bank Mutual Corp	2,962	19
Teledyne Technologies Inc (a)	1,527	63	Bank of Kentucky Financial Corp	297	6
Triumph Group Inc	5,758	403	Bank of Marin Bancorp	117	4
	$ 1,660		Bank of the Ozarks Inc	3,156	111
Agriculture - 0.42%			Banner Corp	1,700	7
Alliance One International Inc (a)	2,761	14	Bar Harbor Bankshares	352	11
Andersons Inc/The	14,945	500	Boston Private Financial Holdings Inc	48,617	358
Universal Corp/VA	1,469	77	Bridge Bancorp Inc	117	3
	$ 591		Bryn Mawr Bank Corp	558	10
Airlines - 1.49%			Camden National Corp	734	24
AirTran Holdings Inc (a)	6,000	31	Cardinal Financial Corp	1,421	15
Alaska Air Group Inc (a)	11,592	478	Cathay General Bancorp	12,337	144
Allegiant Travel Co (a)	1,700	98	Center Bancorp Inc	1,175	10
Hawaiian Holdings Inc (a)	39,400	290	Century Bancorp Inc/MA	352	7
JetBlue Airways Corp (a)	22,953	128	Chemical Financial Corp	5,244	124
Republic Airways Holdings Inc (a)	31,043	184	Citizens Holding Co	293	7
Skywest Inc	39,626	566	Citizens Republic Bancorp Inc (a)	56,060	66
UAL Corp (a)	13,339	260	City Holding Co	8,807	302
US Airways Group Inc (a)	8,824	65	CNB Financial Corp/PA	439	7
	$ 2,100		Columbia Banking System Inc	10,019	204
Apparel - 2.41%			Community Bank System Inc	13,056	297
Carter's Inc (a)	5,258	159	Community Trust Bancorp Inc	10,803	293
Columbia Sportswear Co	734	39	CVB Financial Corp	68,998	685
CROCS Inc (a)	3,408	30	Eagle Bancorp Inc (a)	1,468	17
Deckers Outdoor Corp (a)	1,900	262	East West Bancorp Inc	32,392	564
G-III Apparel Group Ltd (a)	5,910	163	Enterprise Bancorp Inc/MA	541	7
Iconix Brand Group Inc (a)	18,325	281	Farmers Capital Bank Corp	1,700	15
Jones Apparel Group Inc	46,035	875	Financial Institutions Inc	3,528	52
Maidenform Brands Inc (a)	7,800	170	First Bancorp Inc/ME	851	14
Oxford Industries Inc	13,881	282	First BanCorp/Puerto Rico	6,000	14
Perry Ellis International Inc (a)	23,760	538	First Bancorp/Troy NC	4,709	64
Quiksilver Inc (a)	7,021	33	First Commonwealth Financial Corp	5,347	36
Skechers U.S.A. Inc (a)	5,615	204	First Community Bancshares Inc/VA	9,100	113
Timberland Co/The (a)	1,008	22	First Financial Bancorp	22,422	398
True Religion Apparel Inc (a)	4,900	149	First Financial Bankshares Inc	3,688	190
Unifi Inc (a)	4,289	16	First Financial Corp/IN	735	21
Warnaco Group Inc/The (a)	3,600	172	First Interstate Bancsystem Inc	4,800	78
	$ 3,395		First Merchants Corp	3,700	26
Automobile Manufacturers - 0.11%			First Midwest Bancorp Inc/IL	4,024	55
Force Protection Inc (a)	26,200	158	First of Long Island Corp/The	439	11
			First South Bancorp Inc/Washington NC	2,193	27
Automobile Parts & Equipment - 0.83%			FirstMerit Corp	15,318	330
American Axle & Manufacturing Holdings Inc (a)	3,054	30	FNB Corp/PA	60,267	489
ArvinMeritor Inc (a)	3,655	49	Fulton Financial Corp	7,500	76
ATC Technology Corp/IL (a)	15,498	266	German American Bancorp Inc	1,058	16
Cooper Tire & Rubber Co	12,700	242	Glacier Bancorp Inc	3,878	59
Dana Holding Corp (a)	7,608	90	Great Southern Bancorp Inc	726	16
			Guaranty Bancorp (a)	5,400	9
Dorman Products Inc (a)	905	17
Miller Industries Inc/TN	969	12	Hancock Holding Co	1,556	65
Modine Manufacturing Co (a)	2,569	29	Heartland Financial USA Inc	1,700	27
Spartan Motors Inc	18,713	105	Home Bancshares Inc/Conway AR	1,119	30
Standard Motor Products Inc	23,121	229	Hudson Valley Holding Corp	1,770	43
Superior Industries International Inc	1,270	20	Iberiabank Corp	8,393	504
			Independent Bank Corp/Rockland MA	8,930	220
			International Bancshares Corp	20,994	483
See accompanying notes			156

Schedule of Investments
SmallCap Value Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Banks (continued)			Banks (continued)
Lakeland Bancorp Inc	7,368 $	65	Wilshire Bancorp Inc	11,333 $	125
Lakeland Financial Corp	4,938	94	Wintrust Financial Corp	10,598	395
MB Financial Inc	3,173	71		$ 13,837
Merchants Bancshares Inc	469	10	Beverages - 0.02%
Metro Bancorp Inc (a)	705	10	Heckmann Corp (a)	4,847	28
Midsouth Bancorp Inc	645	11	National Beverage Corp	514	6
Nara Bancorp Inc (a)	21,115	185		$ 34
National Bankshares Inc	675	18	Biotechnology - 0.65%
National Penn Bancshares Inc	26,056	180	American Oriental Bioengineering Inc (a)	3,789	15
NBT Bancorp Inc	8,745	200	Ariad Pharmaceuticals Inc (a)	11,900	41
Northrim BanCorp Inc	616	11	Arqule Inc (a)	1,783	10
Norwood Financial Corp	170	5	Cambrex Corp (a)	197	1
Ohio Valley Banc Corp	381	8	Celera Corp (a)	6,266	44
Old National Bancorp/IN	5,450	65	Cubist Pharmaceuticals Inc (a)	8,200	185
Old Point Financial Corp	189	3	Emergent Biosolutions Inc (a)	4,400	74
Old Second Bancorp Inc	900	6	Facet Biotech Corp (a)	1,087	29
Oriental Financial Group Inc	6,406	86	Halozyme Therapeutics Inc (a)	2,500	20
Orrstown Financial Services Inc	263	7	Harvard Bioscience Inc (a)	106	—
Pacific Capital Bancorp NA (a)	7,300	13	Incyte Corp (a)	6,500	91
Pacific Continental Corp	1,254	13	Lexicon Pharmaceuticals Inc (a)	80,511	119
PacWest Bancorp	4,268	97	Martek Biosciences Corp (a)	1,675	38
Park National Corp	2,346	146	Medicines Co/The (a)	1,497	12
Penns Woods Bancorp Inc	152	5	PDL BioPharma Inc	11,600	72
Peoples Bancorp Inc/OH	5,263	86	Protalix BioTherapeutics Inc (a)	5,000	33
Peoples Financial Corp/MS	352	5	Seattle Genetics Inc (a)	3,100	37
Pinnacle Financial Partners Inc (a)	1,792	27	SuperGen Inc (a)	1,994	6
Porter Bancorp Inc	677	8	United Therapeutics Corp (a)	1,400	78
Prosperity Bancshares Inc	12,508	512	XOMA Ltd (a)	25,100	14
Renasant Corp	9,780	159		$ 919
Republic Bancorp Inc/KY	6,151	115	Building Materials - 1.12%
S&T Bancorp Inc	5,381	113	Apogee Enterprises Inc	13,245	209
Sandy Spring Bancorp Inc	1,586	24	Comfort Systems USA Inc	25,213	315
Santander BanCorp (a)	3,300	40	Drew Industries Inc (a)	695	15
SCBT Financial Corp	705	26	Gibraltar Industries Inc (a)	24,103	304
Shore Bancshares Inc	1,521	22	Interline Brands Inc (a)	12,556	240
Sierra Bancorp	3,551	46	Louisiana-Pacific Corp (a)	6,890	62
Signature Bank/New York NY (a)	7,263	269	NCI Building Systems Inc (a)	5,382	60
Simmons First National Corp	3,357	92	Quanex Building Products Corp	7,956	132
South Financial Group Inc/The	79,200	55	Texas Industries Inc	1,293	44
Southside Bancshares Inc	5,592	121	Trex Co Inc (a)	1,100	23
Southwest Bancorp Inc/Stillwater OK	5,789	47	Universal Forest Products Inc	4,704	181
State Bancorp Inc/NY	1,388	11		$ 1,585
StellarOne Corp	2,146	29	Chemicals - 2.79%
Sterling Bancorp/NY	5,823	58	A Schulman Inc	13,803	337
Sterling Bancshares Inc/TX	18,548	103	Aceto Corp	9,900	60
Suffolk Bancorp	1,797	55	Arch Chemicals Inc	1,149	40
Susquehanna Bancshares Inc	26,114	256	Ferro Corp (a)	5,610	49
SVB Financial Group (a)	15,506	724
			Hawkins Inc	2,251	54

Texas SY Bancorp Capital Inc Bancshares Inc (a)	2,027 635	38 14	HB Fuller Co	14,401	334
			ICO Inc	2,643	21
Tompkins Financial Corp	558	20	Innophos Holdings Inc	14,745	411
Tower Bancorp Inc	469	13	Innospec Inc (a)	7,061	81
TowneBank/Portsmouth VA	1,315	18	Minerals Technologies Inc	3,233	168
Trico Bancshares	4,851	97	NewMarket Corp	3,000	309
Trustco Bank Corp NY	23,522	145	Olin Corp	6,948	137
Trustmark Corp	10,218	249	OM Group Inc (a)	7,097	241
UMB Financial Corp	7,825	317	Omnova Solutions Inc (a)	13,900	109
Umpqua Holdings Corp	13,238	176	PolyOne Corp (a)	23,786	244
Union First Market Bankshares Corp	4,912	75	Quaker Chemical Corp	1,057	29
United Bankshares Inc	4,708	123	Rockwood Holdings Inc (a)	8,405	223
United Community Banks Inc/GA (a)	12,102	54
			Sensient Technologies Corp	2,673	78
United Security Bancshares/Thomasville AL	572	9	ShengdaTech Inc (a)	2,725	20
Univest Corp of Pennsylvania	1,066	20	Solutia Inc (a)	21,027	339
Washington Banking Co	1,450	18	Spartech Corp (a)	33,607	394
Washington Trust Bancorp Inc	4,351	81	Stepan Co	2,258	126
Webster Financial Corp	3,731	65	Westlake Chemical Corp	1,292	33
WesBanco Inc	5,551	91	WR Grace & Co (a)	3,353	93
West Bancorporation Inc	5,397	36		$ 3,930
Westamerica Bancorporation	794	46

Wilber Corp	545	4	Cloud Coal - Peak 0.19% Energy Inc (a)	9,031	150
See accompanying notes			157

Schedule of Investments
SmallCap Value Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Coal (continued)			Computers (continued)
International Coal Group Inc (a)	5,699 $	26	Dynamics Research Corp (a)	5,916 $	66
Patriot Coal Corp (a)	4,642	95	Electronics for Imaging Inc (a)	2,819	33
	$ 271		Fortinet Inc (a)	2,422	43
Commercial Services - 5.06%			Imation Corp (a)	1,732	19
ABM Industries Inc	5,133	109	Insight Enterprises Inc (a)	19,539	280
Advance America Cash Advance Centers Inc	19,435	114	Mentor Graphics Corp (a)	4,731	38
Albany Molecular Research Inc (a)	2,261	19	Mercury Computer Systems Inc (a)	8,080	111
Avis Budget Group Inc (a)	24,974	287	MTS Systems Corp	961	28
Cardtronics Inc (a)	322	4	Ness Technologies Inc (a)	3,731	24
Consolidated Graphics Inc (a)	3,117	128	Netscout Systems Inc (a)	3,300	49
Convergys Corp (a)	17,200	211	PAR Technology Corp (a)	217	1
Corinthian Colleges Inc (a)	10,200	179	Quantum Corp (a)	38,100	100
Cornell Cos Inc (a)	1,057	19	Radisys Corp (a)	2,400	22
CRA International Inc (a)	151	3	Rimage Corp (a)	910	13
Cross Country Healthcare Inc (a)	2,702	27	Silicon Storage Technology Inc (a)	7,638	24
Deluxe Corp	43,294	841	SMART Modular Technologies WWH Inc (a)	3,525	27
Diamond Management & Technology Consultants	134	1	SRA International Inc (a)	1,844	38
Inc			STEC Inc (a)	12,700	152
Dollar Financial Corp (a)	12,580	302	Super Micro Computer Inc (a)	695	12
Dollar Thrifty Automotive Group Inc (a)	13,992	450	SYKES Enterprises Inc (a)	4,600	105
DynCorp International Inc (a)	34,055	392	Synaptics Inc (a)	1,100	30
Electro Rent Corp	1,733	23	Unisys Corp (a)	9,637	336
Euronet Worldwide Inc (a)	587	11	Virtusa Corp (a)	1,924	20
Gartner Inc (a)	7,300	162		$ 1,957
Geo Group Inc/The (a)	4,069	81	Consumer Products - 1.33%
Global Cash Access Holdings Inc (a)	6,724	55	ACCO Brands Corp (a)	15,337	117
Great Lakes Dredge & Dock Corp	9,456	50	American Greetings Corp	30,596	638
H&E Equipment Services Inc (a)	2,628	28	Blyth Inc	528	17
Heidrick & Struggles International Inc	933	26	Central Garden and Pet Co (a)	5,700	56
Hill International Inc (a)	271	2	Central Garden and Pet Co - A Shares (a)	22,632	207
Kelly Services Inc (a)	1,292	22	CSS Industries Inc	734	15
Kendle International Inc (a)	7,316	128	Ennis Inc	6,444	105
Kforce Inc (a)	7,592	115	Helen of Troy Ltd (a)	15,709	409
Korn/Ferry International (a)	2,292	41	Jarden Corp	1,565	52
Live Nation Entertainment Inc (a)	5,289	77	Oil-Dri Corp of America	498	10
Mac-Gray Corp	910	10	Prestige Brands Holdings Inc (a)	17,184	155
MAXIMUS Inc	147	9	Tupperware Brands Corp	1,500	72
McGrath Rentcorp	1,117	27	WD-40 Co	470	15
MedQuist Inc	872	7		$ 1,868
MoneyGram International Inc (a)	1,144	4	Cosmetics & Personal Care - 0.04%
Multi-Color Corp	80	1	Elizabeth Arden Inc (a)	1,330	24
On Assignment Inc (a)	3,113	22	Inter Parfums Inc	1,116	16
PHH Corp (a)	38,830	915	Revlon Inc (a)	997	15
Providence Service Corp/The (a)	4,200	64		$ 55
Rent-A-Center Inc/TX (a)	41,126	972	Distribution & Wholesale - 0.59%
Rewards Network Inc	410	5	Beacon Roofing Supply Inc (a)	737	14
SFN Group Inc (a)	16,061	129	BMP Sunstone Corp (a)	271	1
Standard Parking Corp (a)	587	10	Brightpoint Inc (a)	4,900	37
StarTek Inc (a)	961	7	Chindex International Inc (a)	117	1
Steiner Leisure Ltd (a)	464	20	Core-Mark Holding Co Inc (a)	4,927	151
Stewart Enterprises Inc	29,537	185	Houston Wire & Cable Co	2,937	34
Team Health Holdings Inc (a)	4,900	82	Owens & Minor Inc	528	24
Team Inc (a)	90	1	Pool Corp	1,405	32
TeleTech Holdings Inc (a)	10,600	181	Scansource Inc (a)	1,379	40
TNS Inc (a)	2,400	54	School Specialty Inc (a)	1,175	27
Towers Watson & Co	4,098	195	United Stationers Inc (a)	4,198	247
TrueBlue Inc (a)	2,408	37	WESCO International Inc (a)	6,500	226
United Rentals Inc (a)	3,790	36		$ 834
Valassis Communications Inc (a)	5,951	166
			Diversified Financial Services - 3.02%
Viad Corp	3,198	66	Artio Global Investors Inc	1,439	36
	$ 7,112		BGC Partners Inc	22,527	138
Computers - 1.39%			Calamos Asset Management Inc	4,923	71
3D Systems Corp (a)	453	6	California First National Bancorp	181	3
Agilysys Inc	2,151	24	CompuCredit Holdings Corp	4,100	21
CACI International Inc (a)	1,443	71	Credit Acceptance Corp (a)	58	2
Ciber Inc (a)	29,309	110	Diamond Hill Investment Group Inc	25	2
Cogo Group Inc (a)	2,232	16	Doral Financial Corp (a)	7,900	34
Computer Task Group Inc (a)	516	4	E*Trade Financial Corp (a)	86,270	142
COMSYS IT Partners Inc (a)	3,942	69	Encore Capital Group Inc (a)	10,592	174
Cray Inc (a)	14,507	86	Epoch Holding Corp	168	2
See accompanying notes			158

Schedule of Investments
SmallCap Value Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Diversified Financial Services (continued)			Electronics (continued)
Evercore Partners Inc - Class A	646 $	19	Daktronics Inc	408 $	3
Financial Engines Inc (a)	2,800	47	DDi Corp (a)	1,149	7
GAMCO Investors Inc	293	13	Electro Scientific Industries Inc (a)	1,511	19
GFI Group Inc	17,900	103	FEI Co (a)	5,493	126
Investment Technology Group Inc (a)	6,800	113	L-1 Identity Solutions Inc (a)	1,542	14
JMP Group Inc	1,239	11	LaBarge Inc (a)	272	3
KBW Inc (a)	1,028	28	Measurement Specialties Inc (a)	1,380	20
Knight Capital Group Inc (a)	35,834	546	MEMSIC Inc (a)	1,361	5
Marlin Business Services Corp (a)	1,700	17	Methode Electronics Inc	2,143	21
MF Global Holdings Ltd (a)	3,717	30	Multi-Fineline Electronix Inc (a)	4,500	116
National Financial Partners Corp (a)	13,915	196	Newport Corp (a)	2,320	29
Nelnet Inc	20,392	378	OSI Systems Inc (a)	1,122	31
Ocwen Financial Corp (a)	20,696	230	Park Electrochemical Corp	734	21
Oppenheimer Holdings Inc	2,610	66	Plexus Corp (a)	3,774	136
optionsXpress Holdings Inc (a)	13,000	212	Rofin-Sinar Technologies Inc (a)	1,027	23
Penson Worldwide Inc (a)	19,700	199	Rogers Corp (a)	675	20
Piper Jaffray Cos (a)	8,291	334	Sanmina-SCI Corp (a)	4,600	76
Stifel Financial Corp (a)	2,900	156	Spectrum Control Inc (a)	1,203	14
SWS Group Inc	8,575	99	Technitrol Inc	6,436	34
TradeStation Group Inc (a)	15,100	106	TTM Technologies Inc (a)	19,348	171
US Global Investors Inc	151	1	Varian Inc (a)	1,381	71
Virtus Investment Partners Inc (a)	170	4	Vishay Intertechnology Inc (a)	16,700	171
Westwood Holdings Group Inc	52	2	Watts Water Technologies Inc	7,751	241
World Acceptance Corp (a)	20,628	744	Woodward Governor Co	734	24
	$ 4,279		X-Rite Inc (a)	2,448	7
Electric - 3.19%				$ 2,143
Allete Inc	1,615	54	Energy - Alternate Sources - 0.04%
Avista Corp	18,761	389	Green Plains Renewable Energy Inc (a)	877	12
Black Hills Corp	5,816	176	Headwaters Inc (a)	8,700	40
Central Vermont Public Service Corp	3,116	63		$ 52
CH Energy Group Inc	866	35	Engineering & Contruction - 1.24%
Cleco Corp	11,203	298	Dycom Industries Inc (a)	2,468	22
El Paso Electric Co (a)	20,106	414	EMCOR Group Inc (a)	41,625	1,025
Empire District Electric Co/The	1,968	35	Granite Construction Inc	5,836	176
IDACORP Inc	15,431	534	Insituform Technologies Inc (a)	2,438	65
MGE Energy Inc	4,863	172	Layne Christensen Co (a)	1,239	33
NorthWestern Corp	2,467	66	Sterling Construction Co Inc (a)	6,110	96
Otter Tail Corp	1,934	43	Tutor Perini Corp (a)	14,910	325
PNM Resources Inc	24,545	307	VSE Corp	87	4
Portland General Electric Co	36,810	711		$ 1,746
UIL Holdings Corp	5,697	157	Entertainment - 0.21%
Unisource Energy Corp	19,238	605	Ascent Media Corp (a)	764	21
Westar Energy Inc	19,200	428	Carmike Cinemas Inc (a)	9,089	126
	$ 4,487		Churchill Downs Inc	528	20
Electrical Components & Equipment - 1.10%			Cinemark Holdings Inc	284	5
Belden Inc	5,638	155	Isle of Capri Casinos Inc (a)	4,400	34
Encore Wire Corp	3,198	67	National CineMedia Inc	2,497	43
EnerSys (a)	25,856	638	Vail Resorts Inc (a)	1,603	64
Fushi Copperweld Inc (a)	1,527	17		$ 313
General Cable Corp (a)	2,300	62	Environmental Control - 0.19%
GrafTech International Ltd (a)	28,842	394	EnergySolutions Inc	4,319	28
Graham Corp	323	6	Metalico Inc (a)	35,201	211
Insteel Industries Inc	1,674	18	Met-Pro Corp	297	3
Lihua International Inc (a)	117	1	Waste Services Inc (a)	3,227	32
Littelfuse Inc (a)	1,179	45
				$ 274
Molex Inc	1,600	33	Food - 2.21%
Powell Industries Inc (a)	1,500	49	American Italian Pasta Co (a)	11,787	458
Power-One Inc (a)	6,700	28
(a)			B&G Foods Inc	10,219	107
PowerSecure International Inc	4,486	35	Chiquita Brands International Inc (a)	39,848	627
Valence Technology Inc (a)	734	—
			Del Monte Foods Co	10,200	149
	$ 1,548		Diamond Foods Inc	352	15
Electronics - 1.51%			Dole Food Co Inc (a)	14,703	174
Bel Fuse Inc	997	20	Fresh Del Monte Produce Inc (a)	15,186	307
Benchmark Electronics Inc (a)	13,501	280	Hain Celestial Group Inc (a)	1,632	28
Brady Corp	3,026	94	Ingles Markets Inc	1,233	19
Checkpoint Systems Inc (a)	6,474	143	M&F Worldwide Corp (a)	5,376	165
China Security & Surveillance Technology Inc (a)	816	6	Nash Finch Co	3,427	116
Coherent Inc (a)	1,176	38	Ruddick Corp	2,233	71
CTS Corp	10,484	99	Sanderson Farms Inc	3,500	188
Cymer Inc (a)	1,616	60	Seaboard Corp	28	36
See accompanying notes			159

Schedule of Investments
SmallCap Value Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Food (continued)			Healthcare - Services (continued)
Seneca Foods Corp (a)	910 $	26	Healthspring Inc (a)	28,551 $	503
Spartan Stores Inc	16,609	239	Healthways Inc (a)	1,969	32
TreeHouse Foods Inc (a)	3,896	171	Kindred Healthcare Inc (a)	13,518	244
Village Super Market Inc	28	1	Magellan Health Services Inc (a)	5,675	247
Weis Markets Inc	559	20	Molina Healthcare Inc (a)	816	21
Winn-Dixie Stores Inc (a)	15,568	194	National Healthcare Corp	448	16
	$ 3,111		Nighthawk Radiology Holdings Inc (a)	23,383	74
Forest Products & Paper - 1.36%			NovaMed Inc (a)	762	3
Boise Inc (a)	37,151	228	Odyssey HealthCare Inc (a)	2,787	51
Buckeye Technologies Inc (a)	29,039	380	Psychiatric Solutions Inc (a)	998	30
Cellu Tissue Holdings Inc (a)	7,700	77	RadNet Inc (a)	228	1
Clearwater Paper Corp (a)	676	33	RehabCare Group Inc (a)	4,798	130
Domtar Corp (a)	5,932	382	Res-Care Inc (a)	8,479	102
Glatfelter	2,992	43	Select Medical Holdings Corp (a)	2,236	19
KapStone Paper and Packaging Corp (a)	17,474	208	Skilled Healthcare Group Inc (a)	4,300	26
Neenah Paper Inc	1,409	22	Sun Healthcare Group Inc (a)	2,720	26
Potlatch Corp	3,428	120	Sunrise Senior Living Inc (a)	68,348	350
Schweitzer-Mauduit International Inc	8,178	389	Triple-S Management Corp (a)	11,409	202
Wausau Paper Corp (a)	2,614	22	US Physical Therapy Inc (a)	616	11
	$ 1,904		WellCare Health Plans Inc (a)	11,114	331
Gas - 2.12%				$ 3,960
Chesapeake Utilities Corp	2,597	78	Holding Companies - Diversified - 0.07%
Laclede Group Inc/The	1,527	52	Compass Diversified Holdings	6,000	92
New Jersey Resources Corp	14,889	559
Nicor Inc	8,441	354	Home Builders - 0.21%
Northwest Natural Gas Co	4,214	196	Brookfield Homes Corp (a)	2,400	21
Piedmont Natural Gas Co Inc	4,776	132	Meritage Homes Corp (a)	2,704	57
South Jersey Industries Inc	6,139	257	Ryland Group Inc	2,725	61
Southwest Gas Corp	23,854	713	Standard Pacific Corp (a)	30,267	137
WGL Holdings Inc	18,483	641	Winnebago Industries (a)	1,390	20
	$ 2,982			$ 296
Hand & Machine Tools - 0.53%			Home Furnishings - 0.57%
Baldor Electric Co	2,056	77	Audiovox Corp (a)	1,632	13
Franklin Electric Co Inc	1,469	44	Ethan Allen Interiors Inc	1,360	28
K-Tron International Inc (a)	58	9	Furniture Brands International Inc (a)	3,994	26
Regal-Beloit Corp	10,362	616	Hooker Furniture Corp	1,028	16
	$ 746		La-Z-Boy Inc (a)	47,261	592
Healthcare - Products - 0.63%			Sealy Corp (a)	3,642	13
Affymetrix Inc (a)	16,429	121	Tempur-Pedic International Inc (a)	3,800	115
Angiodynamics Inc (a)	1,699	27	Universal Electronics Inc (a)	324	7
Cantel Medical Corp	6,824	135		$ 810
Conmed Corp (a)	5,487	131	Insurance - 5.97%
CryoLife Inc (a)	217	1	American Equity Investment Life Holding Co	47,801	509
Cutera Inc (a)	910	9	American Physicians Capital Inc	4,379	140
ev3 Inc (a)	4,611	73	American Physicians Service Group Inc	616	15
Greatbatch Inc (a)	645	14	American Safety Insurance Holdings Ltd (a)	1,526	25
Hanger Orthopedic Group Inc (a)	1,270	23	Amerisafe Inc (a)	21,509	352
Invacare Corp	2,898	77	Amtrust Financial Services Inc	11,679	163
Medical Action Industries Inc (a)	293	4	Argo Group International Holdings Ltd	13,290	433
Natus Medical Inc (a)	704	11	Aspen Insurance Holdings Ltd	14,950	431
OraSure Technologies Inc (a)	282	2	Assured Guaranty Ltd	29,564	650
STERIS Corp	2,800	94	Baldwin & Lyons Inc	793	19
Symmetry Medical Inc (a)	2,673	27	CNA Surety Corp (a)	1,058	19
TomoTherapy Inc (a)	2,296	8	Conseco Inc (a)	47,005	292
Vital Images Inc (a)	6,600	107	Delphi Financial Group Inc	30,530	768
Young Innovations Inc	142	4	Donegal Group Inc	1,116	16
Zoll Medical Corp (a)	263	7	Eastern Insurance Holdings Inc	763	8
	$ 875		EMC Insurance Group Inc	469	11
Healthcare - Services - 2.80%			Employers Holdings Inc	2,820	42
Alliance HealthCare Services Inc (a)	204	1	Enstar Group Ltd (a)	353	24
Allied Healthcare International Inc (a)	3,536	10	FBL Financial Group Inc	734	18
Amedisys Inc (a)	6,160	340	First Mercury Financial Corp	695	9
American Dental Partners Inc (a)	5,161	67	Flagstone Reinsurance Holdings Ltd	10,509	121
Amsurg Corp (a)	5,704	123	FPIC Insurance Group Inc (a)	4,012	109
Assisted Living Concepts Inc (a)	558	18	Greenlight Capital Re Ltd (a)	1,792	48
Capital Senior Living Corp (a)	2,174	11	Hallmark Financial Services (a)	4,786	43
Centene Corp (a)	10,280	247	Harleysville Group Inc	2,547	86
Continucare Corp (a)	3,997	15	Horace Mann Educators Corp	10,909	164
Gentiva Health Services Inc (a)	10,667	301	Infinity Property & Casualty Corp	877	40
Healthsouth Corp (a)	21,800	408	Maiden Holdings Ltd	3,173	23
See accompanying notes			160

Schedule of Investments
SmallCap Value Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Insurance (continued)			Leisure Products & Services - 0.13%
Max Capital Group Ltd	13,338 $	307	Brunswick Corp/DE	4,817 $	77
Meadowbrook Insurance Group Inc	13,287	105	Callaway Golf Co	3,536	31
Mercer Insurance Group Inc	528	10	Interval Leisure Group Inc (a)	234	3
MGIC Investment Corp (a)	19,860	218	Life Time Fitness Inc (a)	2,357	66
Montpelier Re Holdings Ltd ADR	5,034	85	Multimedia Games Inc (a)	1,879	7
National Interstate Corp	587	12	Universal Travel Group (a)	106	1
National Western Life Insurance Co	147	27		$ 185
Navigators Group Inc (a)	3,994	157	Lodging - 0.10%
NYMAGIC Inc	1,969	42	Gaylord Entertainment Co (a)	2,526	74
Platinum Underwriters Holdings Ltd	24,361	903	Orient-Express Hotels Ltd (a)	4,969	70
PMA Capital Corp (a)	11,613	71		$ 144
Primus Guaranty Ltd (a)	1,791	7	Machinery - Construction & Mining - 0.02%
ProAssurance Corp (a)	3,616	212	Astec Industries Inc (a)	998	29
Protective Life Corp	8,800	194
Radian Group Inc	38,203	597	Machinery - Diversified - 1.69%
RLI Corp	1,604	91	Alamo Group Inc	734	15
Safety Insurance Group Inc	735	28	Albany International Corp	1,703	37
SeaBright Insurance Holdings Inc	2,085	23	Altra Holdings Inc (a)	8,532	117
Selective Insurance Group	13,579	225	Applied Industrial Technologies Inc	23,824	592
Symetra Financial Corp (a)	5,000	66	Briggs & Stratton Corp	14,126	275
Tower Group Inc	8,608	191	Cascade Corp	700	23
United America Indemnity Ltd (a)	2,020	19	Chart Industries Inc (a)	13,822	276
United Fire & Casualty Co	1,209	22	Cognex Corp	1,763	32
Unitrin Inc	3,700	104	Columbus McKinnon Corp/NY (a)	3,157	50
Universal American Corp/NY (a)	1,674	26	Duoyuan Printing Inc (a)	8,643	93
Universal Insurance Holdings Inc	489	3	DXP Enterprises Inc (a)	726	9
Zenith National Insurance Corp	2,055	79	Kadant Inc (a)	1,175	17
	$ 8,402		Manitowoc Co Inc/The	14,500	189
Internet - 0.79%			NACCO Industries Inc	353	26
1-800-Flowers.com Inc (a)	2,069	5	Nordson Corp	1,410	96
Ancestry.com Inc (a)	2,981	50	Robbins & Myers Inc	1,360	32
Digital River Inc (a)	704	21	Tecumseh Products Co (a)	1,795	22
Earthlink Inc	16,581	142	Tennant Co	800	22
Infospace Inc (a)	1,468	16	Wabtec Corp/DE	10,400	438
Internap Network Services Corp (a)	4,876	27		$ 2,361
Internet Brands Inc (a)	1,209	11	Media - 0.99%
Internet Capital Group Inc (a)	1,474	12	AH Belo Corp (a)	7,700	55
j2 Global Communications Inc (a)	352	8	Belo Corp	4,877	33
ModusLink Global Solutions Inc (a)	10,073	85	Courier Corp	969	16
Online Resources Corp (a)	844	3	Entercom Communications Corp (a)	7,800	93
Openwave Systems Inc (a)	5,640	13	EW Scripps Co (a)	9,800	83
PC-Tel Inc (a)	1,586	10	Journal Communications Inc (a)	35,666	150
QuinStreet Inc (a)	1,400	24	LIN TV Corp (a)	23,096	133
Safeguard Scientifics Inc (a)	1,233	16	LodgeNet Interactive Corp (a)	23,524	164
Shutterfly Inc (a)	1,117	27	Mediacom Communications Corp (a)	2,468	15
SonicWALL Inc (a)	6,984	61	Scholastic Corp	8,339	233
TechTarget Inc (a)	1,087	6	Sinclair Broadcast Group Inc (a)	50,269	255
TIBCO Software Inc (a)	11,733	127	World Wrestling Entertainment Inc	7,769	134
United Online Inc	56,249	421		$ 1,364
US Auto Parts Network Inc (a)	816	6
VASCO Data Security International Inc (a)	572	4	Metal Fabrication & Hardware - 0.85%
Vitacost.com Inc (a)	577	7	Ampco-Pittsburgh Corp	1,710	42
Web.com Group Inc (a)	2,526	14	CIRCOR International Inc	4,057	135
			Eastern Co/The	574	8
	$ 1,116		Hawk Corp (a)	439	9
Investment Companies - 1.04%			Haynes International Inc	793	28
Allied Capital Corp (a)	26,291	131	Kaydon Corp	1,828	69
American Capital Ltd (a)	55,151	280	Ladish Co Inc (a)	997	20
Apollo Investment Corp	11,060	141	LB Foster Co (a)	646	19
Ares Capital Corp	8,239	122	Mueller Industries Inc	4,751	127
BlackRock Kelso Capital Corp	6,516	65	Mueller Water Products Inc - Class A	8,431	41
Fifth Street Finance Corp	12,267	142	Northwest Pipe Co (a)	880	19
Gladstone Capital Corp	5,100	60	Olympic Steel Inc	5,100	167
Hercules Technology Growth Capital Inc	10,106	107	RTI International Metals Inc (a)	1,644	50
Main Street Capital Corp	352	5	Worthington Industries Inc	26,898	465
MCG Capital Corp (a)	37,773	197		$ 1,199
PennantPark Investment Corp	2,437	25	Mining - 0.82%
Prospect Capital Corp	11,481	140	AMCOL International Corp	998	27
TICC Capital Corp	6,901	46	Brush Engineered Materials Inc (a)	1,119	25
	$ 1,461		Century Aluminum Co (a)	3,112	43
			Coeur d'Alene Mines Corp (a)	10,512	157
See accompanying notes			161

Schedule of Investments
SmallCap Value Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Mining (continued)			Oil & Gas (continued)
Compass Minerals International Inc	3,500 $	281	Venoco Inc (a)	1,186 $	15
Hecla Mining Co (a)	19,862	109	Western Refining Inc (a)	7,700	42
Horsehead Holding Corp (a)	2,388	28		$ 3,691
Kaiser Aluminum Corp	847	32	Oil & Gas Services - 1.23%
Royal Gold Inc	2,700	125	Allis-Chalmers Energy Inc (a)	5,669	20
Stillwater Mining Co (a)	20,020	260	Bolt Technology Corp (a)	3,644	41
USEC Inc (a)	12,051	70	Boots & Coots Inc (a)	7,521	18
	$ 1,157		Cal Dive International Inc (a)	49,619	363
Miscellaneous Manufacturing - 2.44%			Complete Production Services Inc (a)	12,148	141
Actuant Corp	6,791	133	Dawson Geophysical Co (a)	763	22
Acuity Brands Inc	7,417	313	Geokinetics Inc (a)	263	2
American Railcar Industries Inc	872	10	Global Industries Ltd (a)	23,158	149
Ameron International Corp	5,899	370	Gulf Island Fabrication Inc	1,116	24
AO Smith Corp	8,981	472	Hornbeck Offshore Services Inc (a)	1,449	27
AZZ Inc	5,000	170	ION Geophysical Corp (a)	49,179	243
Barnes Group Inc	18,565	361	Key Energy Services Inc (a)	7,757	74
Blount International Inc (a)	2,500	26	Lufkin Industries Inc	1,676	133
Ceradyne Inc (a)	5,110	116	Matrix Service Co (a)	11,453	124
Chase Corp	511	6	Natural Gas Services Group Inc (a)	1,057	17
CLARCOR Inc	1,764	61	Newpark Resources Inc (a)	5,553	29
Colfax Corp (a)	1,602	19	OYO Geospace Corp (a)	382	18
Eastman Kodak Co (a)	14,686	85	RPC Inc	4,062	45
EnPro Industries Inc (a)	14,588	425	T-3 Energy Services Inc (a)	3,894	95
Federal Signal Corp	2,660	24	Tetra Technologies Inc (a)	12,018	147
GP Strategies Corp (a)	2,271	19	TGC Industries Inc (a)	284	1
Griffon Corp (a)	10,480	131		$ 1,733
John Bean Technologies Corp	1,734	30	Packaging & Containers - 0.79%
Koppers Holdings Inc	3,534	100	AEP Industries Inc (a)	2,125	56
LSB Industries Inc (a)	2,700	41	Bway Holding Co (a)	635	13
Myers Industries Inc	6,934	73	Graham Packaging Co Inc (a)	9,800	123
Polypore International Inc (a)	1,497	26	Graphic Packaging Holding Co (a)	7,339	26
Portec Rail Products Inc	822	10	Rock-Tenn Co	12,469	568
Smith & Wesson Holding Corp (a)	5,400	21	Silgan Holdings Inc	5,405	325
Standex International Corp	3,415	88		$ 1,111
STR Holdings Inc (a)	6,200	146	Pharmaceuticals - 0.81%
Sturm Ruger & Co Inc	7,306	87	Cadence Pharmaceuticals Inc (a)	2,400	22
Tredegar Corp	4,051	69	Caraco Pharmaceutical Laboratories Ltd (a)	625	4
Trimas Corp (a)	596	4	Cumberland Pharmaceuticals Inc (a)	134	1
	$ 3,436		Cypress Bioscience Inc (a)	2,200	11
Office Furnishings - 0.10%			Hi-Tech Pharmacal Co Inc (a)	12,045	266
HNI Corp	764	20	Infinity Pharmaceuticals Inc (a)	907	6
Knoll Inc	8,700	98	KV Pharmaceutical Co (a)	1,662	3
Steelcase Inc	3,929	26	Medicis Pharmaceutical Corp	3,144	79
	$ 144		Nabi Biopharmaceuticals (a)	1,351	7
Oil & Gas - 2.62%			Nutraceutical International Corp (a)	1,267	19
Approach Resources Inc (a)	763	7	Par Pharmaceutical Cos Inc (a)	17,336	430
Atlas Energy Inc (a)	2,175	68	Pharmasset Inc (a)	1,200	32
ATP Oil & Gas Corp (a)	7,169	135	Schiff Nutrition International Inc	939	8
Berry Petroleum Co	9,409	265	Vanda Pharmaceuticals Inc (a)	15,900	184
Bill Barrett Corp (a)	2,409	74	Viropharma Inc (a)	3,818	52
Brigham Exploration Co (a)	9,477	152	XenoPort Inc (a)	1,300	12
Contango Oil & Gas Co (a)	58	3		$ 1,136
CVR Energy Inc (a)	17,655	155	Pipelines - 0.02%
Delek US Holdings Inc	1,209	9	Crosstex Energy Inc (a)	2,526	22
EXCO Resources Inc	26,700	491
Georesources Inc (a)	851	13	Publicly Traded Investment Fund - 0.04%
Goodrich Petroleum Corp (a)	1,351	21	Kayne Anderson Energy Development Co	3,226	52
Gran Tierra Energy Inc (a)	12,780	75
Gulfport Energy Corp (a)	45,800	515	Real Estate - 0.05%
Hercules Offshore Inc (a)	5,611	24	Forestar Group Inc (a)	2,267	43
Parker Drilling Co (a)	19,286	95	Hilltop Holdings Inc (a)	2,175	25
Penn Virginia Corp	2,849	70		$ 68
Petroleum Development Corp (a)	1,204	28	REITS - 10.65%
Petroquest Energy Inc (a)	43,811	220	Acadia Realty Trust	4,334	77
Pioneer Drilling Co (a)	7,594	53	Agree Realty Corp	665	15
Rosetta Resources Inc (a)	11,605	273	American Campus Communities Inc	6,393	177
Stone Energy Corp (a)	30,297	538	American Capital Agency Corp	1,027	26
Swift Energy Co (a)	6,908	212	Anworth Mortgage Asset Corp	24,825	167
Toreador Resources Corp (a)	2,500	20	Ashford Hospitality Trust Inc (a)	38,301	275
Vaalco Energy Inc (a)	23,800	118	Associated Estates Realty Corp	12,935	178
See accompanying notes			162

Schedule of Investments
SmallCap Value Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
REITS (continued)			REITS (continued)
BioMed Realty Trust Inc	28,545 $	472	U-Store-It Trust	24,047 $	173
Brandywine Realty Trust	6,300	77	Walter Investment Management Corp	1,270	20
CapLease Inc	18,069	101	Washington Real Estate Investment Trust	3,290	100
Capstead Mortgage Corp	3,789	45		$ 15,015
CBL & Associates Properties Inc	43,333	594	Retail - 5.93%
Cedar Shopping Centers Inc	16,081	127	99 Cents Only Stores (a)	529	9
Colonial Properties Trust	15,806	203	AFC Enterprises Inc (a)	2,176	23
Colony Financial Inc	1,262	25	America's Car-Mart Inc (a)	380	9
Corporate Office Properties Trust SBI MD	5,100	205	AnnTaylor Stores Corp (a)	3,731	77
Cousins Properties Inc	4,080	34	Asbury Automotive Group Inc (a)	16,455	219
DCT Industrial Trust Inc	47,621	249	Bob Evans Farms Inc	1,939	60
Developers Diversified Realty Corp	27,652	337	Bon-Ton Stores Inc/The (a)	9,200	123
DiamondRock Hospitality Co	26,517	268	Books-A-Million Inc	597	4
Douglas Emmett Inc	2,500	38	Borders Group Inc (a)	4,624	8
DuPont Fabros Technology Inc	10,603	229	Brown Shoe Co Inc	8,717	135
Dynex Capital Inc	1,154	10	Buckle Inc/The	204	8
EastGroup Properties Inc	4,317	163	Cabela's Inc (a)	16,527	289
Education Realty Trust Inc	13,296	77	Casey's General Stores Inc	1,263	40
Entertainment Properties Trust	14,369	591	Cash America International Inc	22,280	880
Equity Lifestyle Properties Inc	7,216	389	Cato Corp/The	8,100	174
Equity One Inc	2,055	39	CEC Entertainment Inc (a)	6,700	255
Extra Space Storage Inc	11,764	149	Charming Shoppes Inc (a)	37,146	202
First Industrial Realty Trust Inc (a)	61,185	475	Collective Brands Inc (a)	10,192	232
First Potomac Realty Trust	17,909	269	Cracker Barrel Old Country Store Inc	559	26
Franklin Street Properties Corp	3,655	53	Dillard's Inc	20,264	478
Gladstone Commercial Corp	816	12	Domino's Pizza Inc (a)	16,016	219
Glimcher Realty Trust	33,172	168	Dress Barn Inc (a)	13,462	352
Government Properties Income Trust	970	25	DSW Inc (a)	11,390	291
Hatteras Financial Corp	1,988	51	Einstein Noah Restaurant Group Inc (a)	9,726	118
Healthcare Realty Trust Inc	3,238	75	Finish Line Inc/The	13,150	214
Hersha Hospitality Trust	10,388	53	Fred's Inc	2,702	32
Highwoods Properties Inc	6,194	197	Frisch's Restaurants Inc	170	4
Home Properties Inc	3,976	185	Genesco Inc (a)	5,239	163
HRPT Properties Trust	34,800	271	Group 1 Automotive Inc (a)	1,527	49
Inland Real Estate Corp	13,935	128	Gymboree Corp (a)	2,985	154
Invesco Mortgage Capital Inc	851	20	Haverty Furniture Cos Inc	1,703	28
Investors Real Estate Trust	3,761	34	HOT Topic Inc	1,703	11
iStar Financial Inc (a)	31,069	143	Jo-Ann Stores Inc (a)	12,252	514
Kilroy Realty Corp	2,732	84	JOS A Bank Clothiers Inc (a)	5,100	279
Kite Realty Group Trust	4,456	21	Lithia Motors Inc (a)	47,834	305
LaSalle Hotel Properties	28,719	670	Liz Claiborne Inc (a)	2,790	21
Lexington Realty Trust	76,969	501	Men's Wearhouse Inc	3,143	75
LTC Properties Inc	10,621	288	O'Charleys Inc (a)	4,974	44
Medical Properties Trust Inc	28,377	297	OfficeMax Inc (a)	1,360	22
MFA Mortgage Investments Inc	72,773	536	Pacific Sunwear Of California (a)	4,285	23
Mid-America Apartment Communities Inc	4,681	243	Papa John's International Inc (a)	380	10
Mission West Properties Inc	1,703	12	PC Connection Inc (a)	877	5
Monmouth Real Estate Investment Corp	2,055	17	PC Mall Inc (a)	735	4
National Health Investors Inc	4,457	172	PEP Boys-Manny Moe & Jack	2,660	27
National Retail Properties Inc	37,972	867	Pier 1 Imports Inc (a)	7,316	46
NorthStar Realty Finance Corp	32,932	139	Red Robin Gourmet Burgers Inc (a)	642	16
Omega Healthcare Investors Inc	28,261	551	Regis Corp	3,642	68
Parkway Properties Inc/Md	18,280	343	Retail Ventures Inc (a)	2,408	23
Pennsylvania Real Estate Investment Trust	27,637	344	Ruby Tuesday Inc (a)	18,370	194
Post Properties Inc	2,643	58	Rue21 Inc (a)	353	12
PS Business Parks Inc	7,263	388	Rush Enterprises Inc - Class A (a)	4,060	54
Ramco-Gershenson Properties Trust	9,600	108	Ruth's Hospitality Group Inc (a)	45,853	243
Redwood Trust Inc	3,687	57	Saks Inc (a)	41,513	357
Resource Capital Corp	12,900	87	Sally Beauty Holdings Inc (a)	4,495	40
Saul Centers Inc	3,234	134	Shoe Carnival Inc (a)	847	19
Senior Housing Properties Trust	23,500	521	Sonic Automotive Inc (a)	29,002	319
Sovran Self Storage Inc	1,734	61	Sonic Corp (a)	490	5
Starwood Property Trust Inc	2,326	45	Sport Supply Group Inc	2,745	37
Strategic Hotels & Resorts Inc (a)	30,200	128	Stage Stores Inc	10,618	163
Sun Communities Inc	7,158	181	Steak N Shake Co/The (a)	65	25
Sunstone Hotel Investors Inc (a)	19,299	216	Stein Mart Inc (a)	8,361	76
Tanger Factory Outlet Centers	1,203	52	Steinway Musical Instruments Inc (a)	641	12
UMH Properties Inc	675	5	Systemax Inc	665	15
Universal Health Realty Income Trust	498	18	Tuesday Morning Corp (a)	2,841	19
Urstadt Biddle Properties Inc	5,200	82	Vitamin Shoppe Inc (a)	470	11
See accompanying notes			163

Schedule of Investments
SmallCap Value Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Retail (continued)			Semiconductors (continued)
West Marine Inc (a)	1,360 $	15	Standard Microsystems Corp (a)	881 $	20
World Fuel Services Corp	12,700	338	TriQuint Semiconductor Inc (a)	29,383	206
	$ 8,322		Veeco Instruments Inc (a)	4,311	188
Savings & Loans - 1.30%			White Electronic Designs Corp (a)	2,176	15
Astoria Financial Corp	5,376	78	Zoran Corp (a)	20,509	221
BankFinancial Corp	2,055	19		$ 3,308
Beneficial Mutual Bancorp Inc (a)	1,792	17	Shipbuilding - 0.01%
Berkshire Hills Bancorp Inc	2,300	42	Todd Shipyards Corp	544	9
Brookline Bancorp Inc	24,641	262
Brooklyn Federal Bancorp Inc	142	1	Software - 1.79%
Cheviot Financial Corp	217	2	Acxiom Corp (a)	1,175	21
Clifton Savings Bancorp Inc	786	7	American Software Inc/Georgia	162	1
Danvers Bancorp Inc	1,955	27	AMICAS Inc (a)	843	5
Dime Community Bancshares	13,157	166	Aspen Technology Inc (a)	16,500	169
ESB Financial Corp	872	11	Avid Technology Inc (a)	1,438	20
ESSA Bancorp Inc	1,468	18	Bowne & Co Inc	2,116	24
First Defiance Financial Corp	2,293	23	China Information Security Technology Inc (a)	352	2
First Financial Holdings Inc	2,900	44	CSG Systems International Inc (a)	16,020	335
First Niagara Financial Group Inc	21,646	308	Deltek Inc (a)	69	—
Flushing Financial Corp	5,604	71	Digi International Inc (a)	1,511	16
Fox Chase Bancorp Inc (a)	517	6	DivX Inc (a)	1,149	8
Home Bancorp Inc (a)	844	12	Double-Take Software Inc (a)	135	1
Investors Bancorp Inc (a)	2,720	36	Epicor Software Corp (a)	2,901	28
Kearny Financial Corp	1,390	15	Fair Isaac Corp	3,025	77
Meridian Interstate Bancorp Inc (a)	939	10	Global Defense Technology & Systems Inc (a)	4,034	54
NASB Financial Inc	324	7	infoGROUP Inc (a)	3,581	28
NewAlliance Bancshares Inc	6,739	85	Innerworkings Inc (a)	410	2
Northfield Bancorp Inc	1,859	27	JDA Software Group Inc (a)	9,777	272
Northwest Bancshares Inc	10,748	126	Lawson Software Inc (a)	5,023	33
OceanFirst Financial Corp	3,862	44	Mantech International Corp (a)	1,400	68
Provident Financial Services Inc	12,961	154	Medidata Solutions Inc (a)	1,300	20
Provident New York Bancorp	2,176	21	MicroStrategy Inc (a)	350	30
Prudential Bancorp Inc of Pennsylvania	51	—	Monotype Imaging Holdings Inc (a)	2,085	20
Rockville Financial Inc	786	10	Omnicell Inc (a)	448	6
Roma Financial Corp	454	6	Pervasive Software Inc (a)	1,451	7
Territorial Bancorp Inc	1,057	20	Progress Software Corp (a)	3,500	110
United Community Financial Corp/OH (a)	3,279	5	Quest Software Inc (a)	7,178	128
United Financial Bancorp Inc	1,321	18	Schawk Inc	1,421	26
Waterstone Financial Inc (a)	200	1	Seachange International Inc (a)	12,351	89
Westfield Financial Inc	2,995	28	Sybase Inc (a)	5,300	247
WSFS Financial Corp	2,700	105	SYNNEX Corp (a)	9,067	269
	$ 1,832		Take-Two Interactive Software Inc (a)	25,838	255
Semiconductors - 2.35%			VeriFone Holdings Inc (a)	8,000	162
Actel Corp (a)	1,763	25		$ 2,533
Amkor Technology Inc (a)	13,000	92	Storage & Warehousing - 0.02%
ATMI Inc (a)	1,204	23	Mobile Mini Inc (a)	1,645	25
Brooks Automation Inc (a)	3,536	31
Cabot Microelectronics Corp (a)	1,351	51	Telecommunications - 2.35%
Ceva Inc (a)	256	3	3Com Corp (a)	4,473	34
Cohu Inc	1,497	21	Adaptec Inc (a)	13,436	44
Cypress Semiconductor Corp (a)	14,800	170	ADC Telecommunications Inc (a)	4,950	36
DSP Group Inc (a)	7,702	64	ADTRAN Inc	794	21
Emulex Corp (a)	616	8	Anaren Inc (a)	161	2
Entegris Inc (a)	30,271	153	Anixter International Inc (a)	1,615	76
Fairchild Semiconductor International Inc (a)	24,900	265	Arris Group Inc (a)	43,219	519
GSI Technology Inc (a)	1,753	8	Atlantic Tele-Network Inc	1,658	74
Integrated Silicon Solution Inc (a)	9,000	95	Aviat Networks Inc (a)	8,947	59
IXYS Corp (a)	380	3	Black Box Corp	4,319	133
Lattice Semiconductor Corp (a)	13,687	50	Calix Inc (a)	800	11
MaxLinear Inc (a)	2,800	50	Cincinnati Bell Inc (a)	57,323	196
Micrel Inc	2,585	28	Communications Systems Inc	572	7
Microtune Inc (a)	1,963	5	Consolidated Communications Holdings Inc	12,486	237
MKS Instruments Inc (a)	18,202	356	CPI International Inc (a)	1,984	26
Omnivision Technologies Inc (a)	3,201	55	EchoStar Holding Corp (a)	7,700	156
Pericom Semiconductor Corp (a)	2,437	26	EMS Technologies Inc (a)	256	4
Photronics Inc (a)	12,411	63	Extreme Networks (a)	8,549	26
PMC - Sierra Inc (a)	19,000	170	GeoEye Inc (a)	87	3
Semtech Corp (a)	4,300	75	Global Crossing Ltd (a)	410	6
Sigma Designs Inc (a)	21,793	256	Globecomm Systems Inc (a)	1,996	16
Skyworks Solutions Inc (a)	32,800	512	Harmonic Inc (a)	2,116	14
See accompanying notes			164

Schedule of Investments
SmallCap Value Account I
March 31, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Telecommunications (continued)			Water (continued)
Iowa Telecommunications Services Inc	1,693 $	28	SJW Corp	695 $	18
Knology Inc (a)	1,850	25		$ 305
MasTec Inc (a)	10,209	129	TOTAL COMMON STOCKS	$ 137,889
Meru Networks Inc (a)	5,900	113		Principal
Netgear Inc (a)	1,622	42		Amount	Value
Oplink Communications Inc (a)	6,629	123	REPURCHASE AGREEMENTS - 2.22%	(000's)	(000's)
Plantronics Inc	15,058	471	Banks - 2.22%
Polycom Inc (a)	4,334	133	Investment in Joint Trading Account; Bank of	$ 702 $	702
Powerwave Technologies Inc (a)	12,721	16	America Repurchase Agreement; 0.01% dated
Preformed Line Products Co	25	1	03/31/10 maturing 04/01/10 (collateralized by
Premiere Global Services Inc (a)	13,651	113	Sovereign Agency Issues; $716,160; 0.00% -
RF Micro Devices Inc (a)	9,674	48	4.63%; dated 06/25/10 - 10/15/15)
Sonus Networks Inc (a)	11,302	30	Investment in Joint Trading Account; Credit Suisse	1,405	1,405
SureWest Communications (a)	1,359	12	Repurchase Agreement; -0.01% dated 03/31/10
Sycamore Networks Inc	1,058	21	maturing 04/01/10 (collateralized by US
Symmetricom Inc (a)	8,600	51	Treasury Notes; $1,432,321; 0.00% - 5.50%;
Syniverse Holdings Inc (a)	4,619	90	dated 03/03/10 - 10/05/29)
Tekelec (a)	9,411	171	Investment in Joint Trading Account; Deutsche Bank	263	263
USA Mobility Inc (a)	218	3	Repurchase Agreement; 0.02% dated 03/31/10
	$ 3,320		maturing 04/01/10 (collateralized by Sovereign
Textiles - 0.13%			Agency Issues; $268,561; 1.13% - 3.75%; dated
G&K Services Inc	1,178	30	09/09/11 - 03/09/12)
Unifirst Corp/MA	2,834	146	Investment in Joint Trading Account; Morgan Stanley	751	751
	$ 176		Repurchase Agreement; 0.01% dated 03/31/10
Toys, Games & Hobbies - 0.25%			maturing 04/01/10 (collateralized by Sovereign
Jakks Pacific Inc (a)	20,128	263	Agency Issues; $766,292; 0.00% - 5.85%; dated
RC2 Corp (a)	5,760	86	03/03/10 - 02/19/25)
	$ 349			$ 3,121
Transportation - 1.76%			TOTAL REPURCHASE AGREEMENTS	$ 3,121
Air Transport Services Group Inc (a)	2,055	7	Total Investments	$ 141,010
American Commercial Lines Inc (a)	880	22	Liabilities in Excess of Other Assets, Net -
Arkansas Best Corp	5,581	167	(0.13)%	$ (179)
Atlas Air Worldwide Holdings Inc (a)	5,822	309	TOTAL NET ASSETS - 100.00%	$ 140,831
Bristow Group Inc (a)	2,262	85
DHT Holdings Inc	10,788	42
Dynamex Inc (a)	272	5	(a) Non-Income Producing Security
Eagle Bulk Shipping Inc (a)	3,385	18
Forward Air Corp	816	22
Genco Shipping & Trading Ltd (a)	1,615	34
			Unrealized Appreciation (Depreciation)
General Maritime Corp	3,055	22	The net federal income tax unrealized appreciation (depreciation) and federal tax
Golar LNG Ltd (a)	1,116	13
Gulfmark Offshore Inc (a)	14,474	385	cost of investments held by the fund as of the period end were as follows:
Heartland Express Inc	6,500	107	Unrealized Appreciation	$ 22,964
Horizon Lines Inc	23,708	129	Unrealized Depreciation		(12,006)
HUB Group Inc (a)	1,233	34
			Net Unrealized Appreciation (Depreciation)	$ 10,958
International Shipholding Corp	3,128	91	Cost for federal income tax purposes	$ 130,052
Knight Transportation Inc	1,200	25	All dollar amounts are shown in thousands (000's)
Knightsbridge Tankers Ltd	6,744	114
Marten Transport Ltd (a)	4,300	85
			Portfolio Summary (unaudited)

Old Nordic Dominion American Freight Tanker Line Shipping Inc (a) Ltd	1,270 5,037	153 42	Sector		Percent
Pacer International Inc (a)	16,200	98	Financial		34 .08%
PHI Inc (a)	587	12	Industrial		14 .59%
Saia Inc (a)	5,900	82	Consumer, Non-cyclical		13 .97%
Ship Finance International Ltd	10,458	186	Consumer, Cyclical		13 .08%
TBS International PLC (a)	19,200	140	Utilities		5 .53%
Werner Enterprises Inc	2,341	54	Technology		5 .53%
	$ 2,483		Basic Materials		4 .97%
			Communications		4 .17%
Trucking & Leasing - 0.17%			Energy		4 .10%
Aircastle Ltd	16,168	153	Diversified		0 .07%
Amerco Inc (a)	559	30
Greenbrier Cos Inc (a)	1,615	18	Exchange Traded Funds		0 .04%
			Liabilities in Excess of Other Assets, Net		(0 .13)%

Willis TAL International Lease Finance Group Corp Inc (a)	1,380 448	28 7	TOTAL NET ASSETS		100.00%
	$ 236
Water - 0.22%			Other Assets Summary (unaudited)
American States Water Co	3,098	108	Asset Type		Percent
California Water Service Group	3,698	138	Futures		2 .98%
Consolidated Water Co Ltd	929	13
Pico Holdings Inc (a)	763	28
See accompanying notes			165

Schedule of Investments
SmallCap Value Account I
March 31, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	62 $	4,180	$ 4,198	$ 18
					$ 18
All dollar amounts are shown in thousands (000's)

See accompanying notes		166

See accompanying notes

167

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Diversified Balanced Account, Diversified Growth Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, LargeCap Value Account III, MidCap Blend Account, MidCap Growth Account I, MidCap Stock Account, MidCap Value Account II, Mortgage Securities Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Bond Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I “known as the Accounts” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under

Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of March 31, 2010, there were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Accounts' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Asset Allocation Account
Bonds	$ —	$ 8,645	$ —	$ 8,645
Common Stocks
Basic Materials	930	565	—	1,495
Communications	2,589	480	—	3,069
Consumer, Cyclical	2,425	377	—	2,802
Consumer, Non-cyclical	5,490	1,484	—	6,974
Diversified	20	71	—	91
Energy	2,853	350	—	3,203
Exchange Traded Funds	694	—	—	694
Financial	3,916	925	—	4,841
Industrial	2,631	587	—	3,218
Technology	3,440	145	—	3,585
Utilities	963	236	—	1,199
Municipal Bonds	—	161	—	161
Preferred Stocks
Consumer, Non-cyclical	—	16	—	16
Repurchase Agreements	—	12,684	—	12,684
U.S. Government & Government Agency Obligations	—	14,227	—	14,227
Total investments in securities $	25,951	$ 40,953	$ —	$ 66,904
Assets
Equity Contracts**
Futures	$ 256	$ —	$ —	$ 256
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 117	$ —	$ 117
Interest Rate Contracts**
Futures	$ 7	$ —	$ —	$ 7
Liabilities
Equity Contracts**
Futures	$ (15)	$ —	$ —	$ (15)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (202)	$ —	$ (202)
Interest Rate Contracts**
Futures	$ (17)	$ —	$ —	$ (17)

Balanced Account
Bonds	$ —	$ 13,874	$ 639	$ 14,513
Common Stocks
Basic Materials	1,486	23	—	1,509
Communications	3,277	—	—	3,277
Consumer, Cyclical	3,538	—	—	3,538
Consumer, Non-cyclical	8,158	—	—	8,158
Energy	3,772	—	—	3,772
Exchange Traded Funds	123	—	—	123
Financial	6,039	16	—	6,055
Industrial	3,761	—	—	3,761
Technology	4,964	21	—	4,985
Utilities	1,244	—	—	1,244
Convertible Bonds	—	41	—	41
Municipal Bonds	—	98	—	98
Repurchase Agreements	—	1,035	—	1,035
U.S. Government & Government Agency Obligations	—	9,320	—	9,320
Total investments in securities $	36,362	$ 24,428	$ 639	$ 61,429

Bond & Mortgage Securities Account
Bonds	$ —	$ 208,961	$ 8,330	$ 217,291
Common Stocks*	20	—	—	20
Convertible Bonds	—	928	—	928
Municipal Bonds	—	1,749	—	1,749
Repurchase Agreements	—	14,197	—	14,197
Senior Floating Rate Interests	—	2,854	—	2,854
U.S. Government & Government Agency Obligations	—	139,067	—	139,067
Total investments in securities $	20	$ 367,756	$ 8,330	$ 376,106
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 95	$ —	$ 95
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (1,562)	$ —	$ (1,562)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fair Valuation (Continued)		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified Balanced Account
Investment Companies	$ 24,260		$ —	$ —	$ 24,260
	Total investments in securities $	24,260	$ —	$ —	$ 24,260

Diversified Growth Account
Investment Companies	$ 47,811		$ —	$ —	$ 47,811
	Total investments in securities $	47,811	$ —	$ —	$ 47,811

Diversified International Account
Common Stocks
Basic Materials	$ 3,228		$ 36,607	$ —	$ 39,835
Communications		2,325	25,683	—	28,008
Consumer, Cyclical		129	43,608	—	43,737
Consumer, Non-cyclical		1,492	52,093	—	53,585
Diversified		—	6,463	—	6,463
Energy		3,522	30,827	1,114	35,463
Financial		635	82,959	9	83,603
Industrial		98	35,234	—	35,332
Technology		1,110	19,534	—	20,644
Utilities		—	12,423	—	12,423
Preferred Stocks
Basic Materials		—	2,268	—	2,268
Communications		—	1,248	—	1,248
Consumer, Non-cyclical		—	1,970	—	1,970
Financial		—	1,430	—	1,430
Utilities		—	158	—	158
Repurchase Agreements		—	18,091	—	18,091
	Total investments in securities $	12,539	$ 370,596	$ 1,123	$ 384,258

Equity Income Account
Bonds	$ —		$ 1,159	$ —	$ 1,159
Common Stocks
Basic Materials		14,922	—	—	14,922
Communications		31,251	—	—	31,251
Consumer, Cyclical		52,829	—	—	52,829
Consumer, Non-cyclical		74,846	—	—	74,846
Energy		38,123	—	—	38,123
Financial		90,020	2,273	—	92,293
Industrial		54,405	—	—	54,405
Technology		31,471	—	—	31,471
Utilities		31,703	—	—	31,703
Preferred Stocks
Financial		—	4,421	—	4,421
Repurchase Agreements		—	44,360	—	44,360
U.S. Government & Government Agency Obligations		—	35	—	35
	Total investments in securities $	419,570	$ 52,248	$ —	$ 471,818

Government & High Quality Bond Account
Bonds	$ —		$ 45,777	$ 1,793	$ 47,570
Repurchase Agreements		—	8,136	—	8,136
U.S. Government & Government Agency Obligations		—	191,117	—	191,117
	Total investments in securities $	—	$ 245,030	$ 1,793	$ 246,823
Liabilities
Interest Rate Contracts**
Futures	$ (10)		$ —	$ —	$ (10)

Income Account
Bonds	$ —		$ 139,584	$ 2,179	$ 141,763
Common Stocks
Energy		—	—	—	—
Convertible Bonds		—	3,779	—	3,779
Repurchase Agreements		—	7,432	—	7,432
Senior Floating Rate Interests		—	2,016	—	2,016
U.S. Government & Government Agency Obligations		—	52,709	—	52,709
	Total investments in securities $	—	$ 205,520	$ 2,179	$ 207,699

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fair Valuation (Continued)		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
International Emerging Markets Account
Common Stocks
Basic Materials	$ 9,598		$ 11,827	$ —	$ 21,425
Communications		7,197	6,112	—	13,309
Consumer, Cyclical		397	16,836	—	17,233
Consumer, Non-cyclical		4,281	3,010	—	7,291
Diversified		—	4,061	—	4,061
Energy		10,322	11,218	—	21,540
Financial		1,953	36,734	—	38,687
Industrial		—	9,594	—	9,594
Technology		3,432	18,695	—	22,127
Utilities		552	1,884	—	2,436
Preferred Stocks
Basic Materials		—	6,870	—	6,870
Financial		—	4,223	—	4,223
Utilities		—	484	—	484
Repurchase Agreements		—	870	—	870
	Total investments in securities $	37,732	$ 132,418	$ —	$ 170,150

International SmallCap Account
Common Stocks
Basic Materials	$ —		$ 10,220	$ —	$ 10,220
Communications		—	4,817	—	4,817
Consumer, Cyclical		—	16,787	—	16,787
Consumer, Non-cyclical		96	12,992	—	13,088
Diversified		—	206	—	206
Energy		—	8,088	—	8,088
Financial		—	19,185	10	19,195
Industrial		64	23,573	—	23,637
Technology		—	4,490	—	4,490
Utilities		—	2,000	—	2,000
Preferred Stocks
Communications		—	624	—	624
Consumer, Cyclical		—	61	—	61
Repurchase Agreements		—	2,246	—	2,246
	Total investments in securities $	160	$ 105,289	$ 10	$ 105,459

LargeCap Blend Account II
Common Stocks*	$ 184,162		$ —	$ —	$ 184,162
Repurchase Agreements		—	2,524	—	2,524
	Total investments in securities $	184,162	$ 2,524	$ —	$ 186,686
Assets
Equity Contracts**
Futures	$ 43		$ —	$ —	$ 43

LargeCap Growth Account
Common Stocks*	$ 225,751		$ —	$ —	$ 225,751
Repurchase Agreements		—	2,751	—	2,751
	Total investments in securities $	225,751	$ 2,751	$ —	$ 228,502

LargeCap Growth Account I
Common Stocks*	$ 226,080		$ —	$ —	$ 226,080
Repurchase Agreements		—	5,107	—	5,107
	Total investments in securities $	226,080	$ 5,107	$ —	$ 231,187
Assets
Equity Contracts**
Futures	$ 59		$ —	$ —	$ 59

LargeCap S&P 500 Index Account
Common Stocks*	$ 151,329		$ —	$ —	$ 151,329
Repurchase Agreements		—	6,205	—	6,205
	Total investments in securities $	151,329	$ 6,205	$ —	$ 157,534
Liabilities
Equity Contracts**
Futures	$ (12)		$ —	$ —	$ (12)

LargeCap Value Account
Common Stocks*	$ 164,454		$ —	$ —	$ 164,454
Repurchase Agreements		—	832	—	832
	Total investments in securities $	164,454	$ 832	$ —	$ 165,286
Assets
Equity Contracts**
Futures	$ 25		$ —	$ —	$ 25

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fair Valuation (Continued)		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Value Account III
Common Stocks*	$ 226,883		$ —	$ —	$ 226,883
Repurchase Agreements		—	32,643	—	32,643
	Total investments in securities $	226,883	$ 32,643	$ —	$ 259,526
Assets
Equity Contracts**
Futures	$ 43		$ —	$ —	$ 43

MidCap Blend Account
Common Stocks
Basic Materials	$ 11,249		$ 6,188	$ —	$ 17,437
Communications		63,357	—	—	63,357
Consumer, Cyclical		45,805	—	—	45,805
Consumer, Non-cyclical		96,242	—	—	96,242
Diversified		5,184	—	—	5,184
Energy		53,446	—	—	53,446
Financial		68,377	—	1,163	69,540
Industrial		12,821	—	—	12,821
Technology		19,411	—	—	19,411
Utilities		14,220	—	—	14,220
Repurchase Agreements		—	1,130	—	1,130
	Total investments in securities $	390,112	$ 7,318	$ 1,163	$ 398,593

MidCap Growth Account I
Common Stocks*	$ 53,768		$ —	$ —	$ 53,768
	Total investments in securities $	53,768	$ —	$ —	$ 53,768

MidCap Value Account II
Common Stocks*	$ 101,000		$ —	$ —	$ 101,000
Repurchase Agreements		—	717	—	717
	Total investments in securities $	101,000	$ 717	$ —	$ 101,717

Money Market Account
Bonds	$ —		$ 10,186	$ —	$ 10,186
Certificate of Deposit		—	12,600	—	12,600
Commercial Paper		—	285,692	—	285,692
Common Stocks*		5,000	—	—	5,000
Municipal Bonds		—	26,080	—	26,080
U.S. Government & Government Agency Obligations		—	1,009	—	1,009
	Total investments in securities $	5,000	$ 335,567	$ —	$ 340,567

Mortgage Securities Account
Bonds	$ —		$ 59,526	$ —	$ 59,526
Repurchase Agreements		—	16,884	—	16,884
U.S. Government & Government Agency Obligations		—	174,518	—	174,518
	Total investments in securities $	—	$ 250,928	$ —	$ 250,928

Principal Capital Appreciation Account
Common Stocks*	$ 104,222		$ —	$ —	$ 104,222
Repurchase Agreements		—	2,212	—	2,212
	Total investments in securities $	104,222	$ 2,212	$ —	$ 106,434

Principal LifeTime 2010 Account
Investment Companies	$ 45,123		$ —	$ —	$ 45,123
	Total investments in securities $	45,123	$ —	$ —	$ 45,123

Principal LifeTime 2020 Account
Investment Companies	$ 186,409		$ —	$ —	$ 186,409
	Total investments in securities $	186,409	$ —	$ —	$ 186,409

Principal LifeTime 2030 Account
Investment Companies	$ 69,893		$ —	$ —	$ 69,893
	Total investments in securities $	69,893	$ —	$ —	$ 69,893

Principal LifeTime 2040 Account
Investment Companies	$ 17,232		$ —	$ —	$ 17,232
	Total investments in securities $	17,232	$ —	$ —	$ 17,232

Principal LifeTime 2050 Account
Investment Companies	$ 11,431		$ —	$ —	$ 11,431
	Total investments in securities $	11,431	$ —	$ —	$ 11,431

Principal LifeTime Strategic Income Account
Investment Companies	$ 25,318		$ —	$ —	$ 25,318
	Total investments in securities $	25,318	$ —	$ —	$ 25,318

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fair Valuation (Continued)		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Real Estate Securities Account
Common Stocks*	$ 168,563		$ —	$ —	$ 168,563
	Total investments in securities $	168,563	$ —	$ —	$ 168,563

SAM Balanced Portfolio
Investment Companies	$ 892,143		$ —	$ —	$ 892,143
	Total investments in securities $	892,143	$ —	$ —	$ 892,143

SAM Conservative Balanced Portfolio
Investment Companies	$ 181,768		$ —	$ —	$ 181,768
	Total investments in securities $	181,768	$ —	$ —	$ 181,768

SAM Conservative Growth Portfolio
Investment Companies	$ 217,559		$ —	$ —	$ 217,559
	Total investments in securities $	217,559	$ —	$ —	$ 217,559

SAM Flexible Income Portfolio
Investment Companies	$ 188,002		$ —	$ —	$ 188,002
	Total investments in securities $	188,002	$ —	$ —	$ 188,002

SAM Strategic Growth Portfolio
Investment Companies	$ 132,648		$ —	$ —	$ 132,648
	Total investments in securities $	132,648	$ —	$ —	$ 132,648

Short-Term Bond Account
Bonds	$ —		$ 102,622	$ 629	$ 103,251
Repurchase Agreements		—	999	—	999
U.S. Government & Government Agency Obligations		—	26,506	—	26,506
	Total investments in securities $	—	$ 130,127	$ 629	$ 130,756

Short-Term Income Account
Bonds	$ —		$ 81,363	$ 98	$ 81,461
Repurchase Agreements		—	356	—	356
U.S. Government & Government Agency Obligations		—	4,542	—	4,542
	Total investments in securities $	—	$ 86,261	$ 98	$ 86,359
Assets
Interest Rate Contracts**
Futures	$ 28		$ —	$ —	$ 28

SmallCap Blend Account
Common Stocks*	$ 53,812		$ —	$ —	$ 53,812
Repurchase Agreements		—	1,310	—	1,310
	Total investments in securities $	53,812	$ 1,310	$ —	$ 55,122
Assets
Equity Contracts**
Futures	$ 4		$ —	$ —	$ 4

SmallCap Growth Account II
Common Stocks
Basic Materials	$ 1,653		$ —	$ —	$ 1,653
Communications		10,382	138	—	10,520
Consumer, Cyclical		14,642	—	—	14,642
Consumer, Non-cyclical		22,902	—	9	22,911
Diversified		3	—	—	3
Energy		3,545	—	—	3,545
Financial		2,427	—	—	2,427
Industrial		9,410	—	—	9,410
Technology		15,125	—	—	15,125
Utilities		45	—	—	45
Repurchase Agreements		—	1,015	—	1,015
	Total investments in securities $	80,134	$ 1,153	$ 9	$ 81,296
Assets
Equity Contracts**
Futures	$ 8		$ —	$ —	$ 8

SmallCap Value Account I
Common Stocks*	$ 137,889		$ —	$ —	$ 137,889
Repurchase Agreements		—	3,121	—	3,121
	Total investments in securities $	137,889	$ 3,121	$ —	$ 141,010
Assets
Equity Contracts**
Futures	$ 18		$ —	$ —	$ 18
*For additional detail regarding sector classifications, please see the Schedules of Investments.
**Foreign Curency Contracts, Futures and Swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

	Value	Accrued		Change in	Net		Transfers	Value
	December 31, Discounts/Pr		Realized	Unrealized Purchases/Sa		Transfers out of Level		March 31,
Account	2009	emiums	Gain/(Loss) Gain/(Loss)		les	into Level 3*	3*	2010

Balanced Account
Bonds	663	-	5	33	51	5	(118)	639
Total	663	-	5	33	51	5	(118)	639

Bond & Mortgage Securities Account
Bonds	7,095	4	14	241	1,261	837	(1,122)	8,330
Total	7,095	4	14	241	1,261	837	(1,122)	8,330

Diversified International Account
Common Stocks
Basic Materials	$ 85	$ -	$ -	$ -	$ -	$ -	$ (85)	$ -
Energy	-	-	-	(5)	1,119	-	-	1,114
Financial	11	-	-	(2)	-	-	-	9
Utilities	-	-	(1)	1		-		-
Total	$ 96	$ -	$ (1)	$ (6)	$ 1,119	$ -	$ (85)	$ 1,123

Government & High Quality Bond Account
Bonds	$ 2,622		$ (296)	$ 585	$ (1,118)	$ -	$ -	$ 1,793
Total	$ 2,622	$ -	$ (296)	$ 585	$ (1,118)	$ -	$ -	$ 1,793

Income Account
Bonds	$ 2,685	$ 19	$ -	$ (1,247)	$ (31)	$ 753	$ -	$ 2,179
Total	$ 2,685	$ 19	$ -	$ (1,247)	$ (31)	$ 753	$ -	$ 2,179

International Emerging Markets Account
Common Stocks
Basic Materials	$ 260	$ -	$ -	$ -	$ -	$ -	$ (260)	$ -
Total	$ 260	$ -	$ -	$ -	$ -	$ -	$ (260)	$ -

International SmallCap Account
Common Stocks
Financial	$ -	$ -	$ -	$ 4	$ 6	$ -	$ -	$ 10
Technology	82	-	-	(82)	-	-	-	$ -
Total	$ 82	$ -	$ -	$ (78)	$ 6	$ -	$ -	$ 10

MidCap Blend Account
Common Stocks
Financial	$ -	$ -	$ -	$ 165	$ -	$ 998	$ -	$ 1,163
Total	$ -	$ -	$ -	$ 165	$ -	$ 998	$ -	$ 1,163

Short-Term Bond Account
Bonds	$ 1,658	$ -	$ 16	$ 114	$ (804)	$ -	$ (355)	$ 629
Total	$ 1,658	$ -	$ 16	$ 114	$ (804)	$ -	$ (355)	$ 629

Short-Term Income Account
Bonds	$ 94	$ -	$ -	$ 7	$ (3)	$ -	$ -	$ 98
Total	$ 94	$ -	$ -	$ 7	$ (3)	$ -	$ -	$ 98

SmallCap Growth Account II
Common Stocks
Consumer, Non-cyclical	$ 11	$ -	$ -	$ (2)	$ -	$ -		$ 9
Total	$ 11	$ -	$ -	$ (2)	$ -	$ -	$ -	$ 9

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3

2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3

3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

The Account’s schedules of investments as of March 31, 2010 have not been audited. This report is provided for the general information of the Account’s shareholders. For more information regarding the Account and its holdings, please see the Account’s prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 05/24/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 05/24/2010

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 05/24/2010